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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-01424

                                AIM Equity Funds
               (Exact name of registrant as specified in charter)

               11 Greenway Plaza, Suite 100 Houston, Texas 77046
              (Address of principal executive offices) (Zip code)


       Philip A. Taylor 11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 10/31

Date of reporting period: 10/31/07

Item 1. Reports to Stockholders.

DOMESTIC EQUITY

                                AIM Captial Development Fund
                                Annual Report to Shareholders - October 31, 2007

Mid-Cap Growth

Table of Contents

Letters to Shareholders .........    2
Performance Summary .............    4
Management Discussion ...........    4
Long-term Fund Performance ......    6
Supplemental Information ........    8
Schedule of Investments .........    9
Financial Statements ............   13
Notes to Financial Statements ...   16
Financial Highlights ............   24
Auditor's Report ................   28
Fund Expenses ...................   29
Approval of Advisory Agreement ..   30             [COVER GLOBE IMAGE]
Tax Information .................   32
Trustees and Officers ...........   33

[AIM INVESTMENT SOLUTIONS]

         [GRAPHIC]   [GRAPHIC]
         [DOMESTIC    [FIXED
          EQUITY]    INCOME]

[GRAPHIC]   [GRAPHIC]     [GRAPHIC]
 [TARGET     [TARGET    [DIVERSIFIED
  RISK]     MATURITY]    PORTFOLIOS]

     [GRAPHIC]      [GRAPHIC]
      [SECTOR    [INTERNATIONAL/
      EQUITY]     GLOBAL EQUITY]

  [AIM INVESTMENTS LOGO]
-- REGISTERED TRADEMARK --

AIM Capital Development Fund

                         Dear Shareholders of the AIM Family of Funds:

                         I'm pleased to provide you with this report, which includes a discussion of how your Fund was managed during the period under review and factors that affected its performance. The following pages contain important information that answers questions you may have about your investment.

     [TAYLOR                Despite notable volatility at points throughout the fiscal year ended October 31, 2007, major stock
      PHOTO]             market indexes in the U.S. and abroad generally performed well. Reasons for their favorable performance included positive economic growth, particularly overseas; strong corporate profits; and action by the U.S.
                         Federal Reserve Board (the Fed) to reassure skittish markets, among other factors.

  Philip Taylor             At its September 18, 2007, meeting, the Fed cut the federal funds target rate for the first time since
                         June 2003.(1) The cut followed 17 rate increases from June 2004 to June 2006(1) and was intended to address investor concerns about a weak housing market generally and problems in the subprime mortgage market specifically. The Fed's action triggered an immediate and broad stock market rally. The Fed cut this key interest rate again on October 31, 2007.(1)

                            At AIM Investments --REGISTERED TRADEMARK--, we know that market conditions change--often suddenly and sometimes dramatically. We can help you deal with market volatility by offering a broad range of mutual funds, including:

                         o  Domestic, global and international equity funds

                         o  Taxable and tax-exempt fixed-income funds

                         o  Allocation portfolios, with risk/return characteristics to match your needs

                         o  AIM Independence Funds--target-maturity funds that combine retail mutual funds and PowerShares
                            --REGISTERED TRADEMARK-- exchange-traded funds--with risk/return characteristics that change as your target retirement date nears

                            I encourage you to talk with your financial advisor if you have concerns about your portfolio. We believe in the value of working with a trusted financial advisor who can recommend AIM funds that are appropriate for your portfolio and that address your long-term investment goals and risk tolerance regardless of prevailing short-term market conditions.

                         In conclusion

                         My colleague, Bob Graham, recently announced his decision to step down as vice chair of the AIM Funds board of directors. In 1976, Bob was one of three men who co-founded AIM. In the three decades since, he has been instrumental in transforming AIM from a small investment management firm into one of Amercia's most respected mutual fund companies--and, in 1997, into a global independent retail and institutional investment manager.

                            In May, with shareholder approval, AIM Investments' parent company changed its name from AMVESCAP PLC to
                         Invesco Ltd., uniting our worldwide operations and global expertise under one new name. While the name of our parent company may be new to you, I can assure you that our commitment to excellent customer service remains unchanged. Our highly trained, courteous client service representatives are eager to answer your questions, provide you with product information or assist you with account transactions. I encourage you to give us an opportunity to serve you by calling us at 800-959-4246.

                            We at AIM are committed to helping you achieve your financial goals. We work every day to earn your trust, and we're grateful for the confidence you've placed in us.

                         Sincerely,


                         /S/ PHILIP TAYLOR

                         Philip Taylor
                         President - AIM Funds
                         CEO, AIM Investments

                         December 17, 2007

                         Source: (1)U.S. Federal Reserve Board

                         AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M
                         Capital Management, Inc. are the investment advisors. A I M Distributors, Inc. is the distributor for the retail mutual funds represented by AIM Investments and the PowerShares Exchange-Traded Fund Trust.

AIM Capital Development Fund

                         Dear Fellow Shareholders:

                         In overseeing the management of the AIM family of funds on your behalf, your Board of Trustees of the AIM
                         Funds continues to focus on improved investment performance, reduced shareholder costs, and high ethical standards.

      [CROCKETT             Your Board welcomes two new members: Marty Flanagan, President and CEO of INVESCO, AIM's parent company,
        PHOTO]           and Phil Taylor, who was named CEO of AIM Investments --REGISTERED TRADEMARK-- in April 2006. Robert
                         Graham, who has given more than 30 years of leadership to the company and the mutual fund industry since founding AIM in 1976, has retired, stepping down in the process from his most recent role as vice chairman
   Bruce L. Crockett     of the Board. We thank Bob for his many contributions and wish him a long and happy future.

                            Our review of fund performance has shown healthy progress, but the process is necessarily one of continuous improvement. In general, as of October 31, 2007, we have seen persistent investment discipline and more consistently good results. While this statement may not apply to every AIM Fund all the time, as I write this letter, the overall trend in fund management and performance has been positive.

                            The investment management talent at AIM has recently been enhanced by the promotion of Karen Dunn Kelley to Head of INVESCO's Worldwide Fixed Income as well as Director of AIM Global and Cash Management, with responsibility for all fixed income and money market funds that serve both institutional and individual investors. Under Karen's direction, AIM's cash management organization grew to one of the world's largest and most respected, with top-tier performance. The operations now combined under her charge represent more than $150 billion in assets, 120 investment professionals, and products that span the entire yield curve
                         (as of October 31, 2007).

                            In other news, your Board took a more active role in preparing for "proxy season," the period when fund managers must vote the shares held by their funds "for" or "against" various proposals on the ballots of the issuing companies. Beginning in the 2007 proxy season, AIM implemented new proxy voting policies, developed by management in conjunction with an ad hoc Board committee, which provided a solid framework for properly evaluating and executing the many decisions the AIM Funds are required to make to vote shares.

                            In general, the AIM Funds voted for proposals that would allow shareholders a greater role in election of directors, proxy access and "say for pay." The AIM Funds voted against directors whom AIM believed failed to govern well in cases of corporate mismanagement, such as the backdating of options grants, and against "poison pill" and "take under" proposals that would favor the financial interests of managers at the expense of investors in the case of a merger or acquisition. You can view the proxy votes cast for your fund by going to AIMinvestments.com. Click the "About Us" tab, then go to "Required Notices" and "Proxy
                         Voting Activity."

                            Additionally, your Board raised the amount its members are recommended to invest in the AIM Funds within three years of joining the Board, with the goal of aligning our interests even more closely with yours.

                            Furthermore, at our June meeting we renewed the investment advisory contracts between the AIM Funds and
                         AIM for another year, applying the same rigorous evaluation process that was enhanced and formalized in
                         2005. For more information on this process, please visit AIMinvestments.com. Click on the "Products and
                         Performance" tab and go to "Investment Advisory Agreement Renewals."

                            Your Board's ability to best represent your interests depends on our knowledge of your opinions and concerns. Please send me an email (bruce@brucecrockett.com) with your thoughts on the following:

                            1) How important is it to you to hear about your Board's decisions and activities in these letters?

                            2) What other information (on overall performance, specific funds, managers, etc.) would make the letters more meaningful to you?

                            3) Would you prefer that communications from your Board continue to be delivered in paper form by regular mail or be sent electronically by email?

                            If you would prefer to communicate through a quick online survey, please go to AIMinvestments.com and provide your responses there.

                            We need to hear from you to do our best job, and I look forward to your responses.

                         Sincerely,


                         /S/ BRUCE L. CROCKETT

                         Bruce L. Crockett
                         Independent Chair
                         AIM Funds Board of Directors

                         December 17, 2007

                         AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M
                         Capital Management, Inc. are the investment advisors. A I M Distributors, Inc. is the distributor for the retail mutual funds represented by AIM Investments and the PowerShares Exchange-Traded Fund Trust.

AIM Capital Development Fund

Management's discussion of Fund performance                                        o Quality-- focus on companies with sustainable
                                                                                   earnings growth and management teams that
PERFORMANCE SUMMARY                                                                profitably reinvest shareholder cash flow

For the fiscal year ended October 31, 2007, Class A shares of AIM Capital          o Valuation--focus on companies that are
Development Fund, excluding applicable sales charges, had double-digit             attractively valued given their growth potential
returns and outperformed the broad market, as measured by the
S&P 500 Index, and the Fund's style-specific benchmark, the Russell                   Stocks that are ranked highest by our
Midcap Growth Index.*                                                              quantitative model are the focus of our
                                                                                   fundamental research efforts. Our fundamental
   Solid stock selection and strong performance by mid-cap stocks enabled the      analysis focuses on identifying both industries
Fund to outperform the large-cap oriented S&P 500 Index.* Stock selection          and companies with style-specific benchmark, the
across sectors also enabled the Fund to outperform the Russell Midcap Growth       strong drivers of growth.
Index.*
                                                                                      Risk management plays an important role in
   Your Fund's long-term performance appears later in this report.                 portfolio construction, as our target portfolio
                                                                                   attempts to limit volatility and downside risk.
FUND VS. INDEXES                                                                   We seek to accomplish this goal by investing in
                                                                                   sectors, industries and companies with attractive
Total returns,10/31/06-10/31/07,excluding applicable sales charges. If sales       fundamental prospects. We limit the Fund's sector
charges were included, returns would be lower.                                     exposure and also seek to minimize stock-specific
                                                                                   risk by building a diversified portfolio of 100
Class A Shares                                          21.13%                     to 120 holdings with an approximate weight of 1%
Class B Shares                                          20.27                      at the time of purchase.
Class C Shares                                          20.23
Class R Shares                                          20.86                         Factors we consider when selling a stock may
Investor Class Shares                                   21.12                      include:
S&P 500 Index* (Broad Market Index)                     14.55
Russell Midcap Growth Index* (Style-Specific Index)     19.72                      o The stock is overvalued based on our analysis
Lipper Mid-Cap Growth Funds Index* (Peer Group Index)   32.07
SOURCE: * LIPPER INC.                                                              o A change in fundamental metrics indicates
================================================================================   potential problems

How we invest                                Our quantitative model ranks          o A change in market capitalization--if a stock
                                          companies based on factors we have       grows and moves into the large-cap range
We believe a growth investment strategy   found to be highly correlated with
is an essential component of a            outperformance in the mid-cap growth     o A better stock candidate with higher potential
diversified portfolio. Our investment     universe, including:                     return is found
process combines quantitative and
fundamental analysis to uncover           o Earnings--focus on companies           Market conditions and your Fund
companies exhibiting long-term,           exhibiting strong growth in earnings,
sustainable earnings and cash flow        revenue and cash flows                   Domestic equities posted solid returns during the
growth that is not yet reflected by the                                            fiscal year, leaving several major market indexes
stock's market price.                                                              near multi-year highs.(1) Strong economic growth,
                                                                                   favorable corporate earnings and increased merger
=======================================   ======================================   and acquisition activity drove equity markets,
                                                                                   offsetting high energy prices, the slowing
       PORTFOLIO COMPOSITION                      TOP 10 EQUITY HOLDINGS*          housing market and subprime loan concerns that
                                                                                   contributed to high market volatility late in the
By sector                                  1. Foster Wheeler Ltd.            2.3%  year.
Information Technology             20.9%   2. Precision Castparts Corp.      1.4
Consumer Discretionary             19.8    3. Southwestern Energy Co.        1.4
Industrials                        15.6    4. VeriFone Holdings, Inc.        1.3      In this environment, mid-cap stocks generally
Health Care                        12.8    5. Apollo Group, Inc.-Class A     1.3   performed in-line with large-cap stocks, but
Energy                              9.3    6. Corrections Corp. of America   1.3   outperformed small-cap stocks.(1) Additionally,
Financials                          5.7    7. Owens-Illinois, Inc.           1.2   growth stocks generally outperformed value
Materials                           5.4    8. Shoppers Drug Mart                   stocks.(1) Positive performance was broad among
Telecommunication Services          3.6       Corp. (Canada)                 1.2   Russell Midcap Growth Index sectors with the best
Utilities                           1.7    9. IHS Inc.-Class A               1.2   returns found in the energy, materials and
Consumer Staples                    1.2   10. Aeropostale, Inc.              1.2   industrials sectors.
Money Market Funds
Plus Other Assets Less                    Total Net Assets          $2.1 billion      The Fund benefited from positive absolute
   Liabilities                      4.0                                            performance in nine out of 10 economic sectors,
                                          Total Number of Holdings*          112   with the highest positive impact on performance
The Fund's holdings are subject to                                                 coming from holdings in the industrials and
change, and there is no assurance that                                             energy sectors. On a relative
the Fund will continue to hold any
particular security.
*Excluding money market fund holdings.
=======================================   ======================================

                                                                                                                         (continued)

AIM Capital Development Fund

basis, the Fund outperformed the Russell      stocks had weak performance due to                     Paul J. Rasplicka
Midcap Growth Index in five out of 10         concerns about the extent of potential      [RASPLICKA Chartered Financial Analyst,
sectors, with the widest margin of            subprime loan defaults and the general        PHOTO]   is lead manager of AIM Capital
outperformance in the industrials, consumer   impact of rising interest rates. Within                Development Fund.
discretionary and consumer staples sectors.   this sector, key detractors to                         Mr. Rasplicka has been
                                              performance included REIT holding RAIT      associated with the advisor and/or its
   The industrials sector rallied during      FINANCIAL TRUST, which we sold, real        affiliates since 1994. He began his
much of the reporting period, and the Fund    estate management services provider         investment career in 1982 as an equity
benefited from solid stock selection in       Meruelo Maddux Properties and insurance     research analyst. A native of Denver, Mr.
several industries, led by aerospace and      provider SECURITY CAPITAL ASSURANCE.        Rasplicka is a magna cum laude graduate of
defense and construction/engineering. The                                                 the University of Colorado in Boulder with
leading contributor to overall Fund              In the information technology sector,    a B.S. in business administration. He
performance during the year was FOSTER        under performance was driven largely by     earned an M.B.A. from the University of
WHEELER, a company that designs and builds    stock selection in communications           Chicago. He is a Chartered Investment
power generating facilities. PRECISION        equipment holdings. Examples of key         Counselor.
CASTPARTS, a leading manufacturer of          detractors included COMMSCOPE, which we
casting, forgings and fasteners for the       sold, and COMVERSE TECHNOLOGIES. Stock                 Karl F. Farmer
aerospace and defense, industrials and        selection in software holdings also          [FARMER  Chartered Financial Analyst,
automotive industries, was also a key         contributed to underperformance.               PHOTO]  portfolio manager, is manager
contributor to Fund performance during the                                                           of AIM Capital Development
period. A third holding among the top five       During the reporting period, the most    Fund. He began his investment career in
contributors to overall Fund performance      significant changes to portfolio            1993 and joined AIM in 1998. Mr. Farmer is
was technical document publisher IHS. All     positioning included additions to the       a magna cum laude graduate from Texas A&M
three holdings benefited from solid growth    materials, IT and industrials sectors,      University,where he earned a B.S. in
in revenue, earnings and cash flow during     and reductions in the telecommunication     economics. He subsequently earned his
the fiscal year.                              services, financials, health care and       M.B.A. in finance from The Wharton School
                                              consumer staples sectors. All changes to    at the University of Pennsylvania.
   The Fund also benefited from strong        the Fund were based on our bottom-up
stock selection in the consumer               stock selection process of identifying                 Warren Tennant
discretionary sector. Within this sector,     high quality growth companies trading at     [TENNANT  Chartered Financial
one holding that made a meaningful            what we believe are attractive                PHOTO]   Analyst, portfolio manager, is
contribution to performance was HILTON        valuations.                                            manager of AIM Capital
HOTELS. In early July, private equity firm                                                Development Fund. Mr. Tennant worked as an
Blackstone offered to buy Hilton Hotels at       We are pleased to have provided          internal auditor in the energy industry
a 40% premium to where the stock price        positive returns for our investors for      and as a senior equity analyst at AIM
closed before news of the deal began          the fiscal year by focusing on what we      before assuming his current position in
circulating within the market. We sold the    believed were attractively priced stocks    2007. He earned both his Bachelor of
stock after the announcement, locking in      of mid-cap companies with sustainable       Business Administration degree in finance
the relatively sizable gain for               revenue, earnings and cash flow growth.     and his Master of Business Administration
shareholders. Two other holdings that made    We thank you for your commitment to AIM     degree from The University of Texas at
meaningful contributions to performance       Capital Development Fund.                   Austin.
were FOCUS MEDIA and BURGER KING. An
underweight position in multi-line and        Source: (1)Lipper Inc.                      Assisted by the Mid Cap Growth Team
specialty retail stocks also contributed to                                               (formerly known as Mid Cap
out-performance of the style-specific         The views and opinions expressed in         Growth/GARPTeam)
index, as many stocks in these industries     management's discussion of Fund
faced selling pressure during the year.       performance are those of A I M Advisors,
                                              Inc. These views and opinions are subject
   In the consumer staples sector,            to change at any time based on factors
outperformance was driven largely by strong   such as market and economic conditions.
performance from Fund holding SHOPPER'S       These views and opinions may not be relied
DRUGMART, Canada's only nationwide drug       upon as investment advice or
store chain.                                  recommendations, or as an offer for a
                                              particular security. The information is not
   Two other holdings that were significant   a complete analysis of every aspect of any
contributors to performance were POTASH       market, country, industry, security or the
CORP. of Saskatchewan in the materials        Fund. Statements of fact are from sources
sector and FMC TECHNOLOGIES in the energy     considered reliable, but A I M Advisors,
sector.                                       Inc. makes no representation or only
                                              warranty as to their completeness or
   Underperformance versus the Russell        accuracy. Although historical performance
Midcap Growth Index was largely               is no guarantee of future results, these
concentrated in the financials and            insights may help you understand our
information technology (IT) sectors. In the   investment management philosophy.
financials sector, underperformance was
the result of both stock selection and an          See important Fund and index
overweight position. Many financials              disclosures later in this report.

AIM Capital Development Fund

Your Fund's long-term performance

Past performance cannot guarantee compa-         This chart, which is a logarithmic
rable future results.                         chart, presents the fluctuations in the
                                              value of the Fund and its indexes. We
   The data shown in the chart include        believe that a logarithmic chart is more
reinvested distributions, applicable          effective than other types of charts in
sales charges, Fund expenses and management   illustrating changes in value during the
fees. Index results include reinvested        early years shown in the chart. The
dividends, but they do not reflect sales      vertical axis, the one that indicates the
charges. Performance of an index of funds     dollar value of an investment, is
reflects fund expenses and management fees;   constructed with each segment
performance of a market index does not.       representing a percent change in the
Performance shown in the chart and table(s)   value of the investment. In this chart,
does not reflect deduction of taxes a         each segment represents a doubling, or
shareholder would pay on Fund distributions   100% change, in the value of the
or sale of Fund shares. Performance of the    investment. In other words, the space
indexes does not reflect the effects of       between $5,000 and $10,000 is the same
taxes.                                        size as the space between $10,000 and
                                              $20,000, and so on.

====================================================================================================================================

                                                          [MOUNTAIN CHART]

RESULTS OF A $10,000 INVESTMENT
FUND DATA FROM 6/17/96, INDEX DATA FROM 6/30/96

                         AIM CAPITAL                                                                            LIPPER MID-CAP
                      DEVELOPMENT FUND                                          RUSSELL MIDCAP                   GROWTH FUNDS
        DATE          -CLASS A SHARES         S&P 500 INDEX(1)                  GROWTH INDEX(1)                    INDEX(1)

      06/17/96             $ 9450
          6/96               9563                  $10000                           $10000                          $10000
          7/96               8977                    9558                             9224                            8906
          8/96               9904                    9760                             9722                            9483
          9/96              10669                   10309                            10340                           10127
         10/96              10480                   10593                            10219                            9747
         11/96              10744                   11393                            10821                            9970
         12/96              10971                   11168                            10638                            9919
          1/97              11131                   11865                            11109                           10172
          2/97              10470                   11958                            10864                            9496
          3/97               9752                   11468                            10251                            8774
          4/97               9648                   12152                            10502                            8698
          5/97              11046                   12895                            11443                            9831
          6/97              11831                   13468                            11759                           10245
          7/97              12766                   14539                            12885                           10871
          8/97              13183                   13725                            12759                           10841
          9/97              14241                   14477                            13405                           11617
         10/97              13768                   13994                            12734                           10966
         11/97              13485                   14641                            12868                           10791
         12/97              13570                   14892                            13036                           11044
          1/98              13503                   15057                            12802                           10835
          2/98              14836                   16142                            14005                           11755
          3/98              15697                   16968                            14592                           12364
          4/98              15744                   17142                            14791                           12417
          5/98              14714                   16848                            14182                           11694
          6/98              14902                   17532                            14583                           12232
          7/98              13797                   17346                            13959                           11417
          8/98              10829                   14840                            11295                            8956
          9/98              11783                   15792                            12149                            9890
         10/98              12180                   17074                            13044                           10254
         11/98              13002                   18109                            13923                           11033
         12/98              14183                   19151                            15365                           12456
          1/99              13974                   19952                            15826                           13074
          2/99              12689                   19332                            15052                           12059
          3/99              12953                   20105                            15890                           12918
          4/99              13302                   20884                            16614                           13448
          5/99              13454                   20391                            16401                           13392
          6/99              14285                   21520                            17546                           14472
          7/99              14144                   20851                            16987                           14274
          8/99              13464                   20747                            16810                           14201
          9/99              13842                   20179                            16667                           14616
         10/99              14400                   21456                            17956                           15908
         11/99              15893                   21892                            19815                           17904
         12/99              18123                   23180                            23247                           21638
          1/00              17811                   22015                            23242                           21267
          2/00              22148                   21599                            28128                           26596
          3/00              22177                   23710                            28157                           24724
          4/00              20296                   22997                            25424                           21463
          5/00              19125                   22526                            23570                           19533
          6/00              20391                   23081                            26072                           22569
          7/00              19835                   22720                            24421                           21633
          8/00              22019                   24131                            28103                           24462
          9/00              21083                   22857                            26730                           23286
         10/00              20591                   22760                            24900                           21403
         11/00              18267                   20967                            19489                           16927
         12/00              19905                   21070                            20515                           18148
          1/01              20387                   21817                            21687                           18394
          2/01              18829                   19829                            17936                           15635
          3/01              17304                   18573                            15369                           13976
          4/01              18927                   20016                            17931                           15819
          5/01              19387                   20150                            17847                           15949
          6/01              19562                   19660                            17856                           15887
          7/01              19047                   19466                            16652                           15051
          8/01              18192                   18249                            15445                           14043
          9/01              15791                   16775                            12892                           12017
         10/01              16108                   17095                            14247                           12686
         11/01              17326                   18406                            15781                           13728
         12/01              18182                   18568                            16381                           14324
====================================================================================================================================

                                                                                                             SOURCE: (1)LIPPER INC.

====================================================================================================================================

                                                          [MOUNTAIN CHART]

          1/02              17787                   18297                            15849                           13776
          2/02              17721                   17944                            14951                           13091
          3/02              19125                   18619                            16092                           13916
          4/02              18949                   17490                            15240                           13454
          5/02              18598                   17362                            14785                           13005
          6/02              17228                   16126                            13154                           11836
          7/02              15178                   14869                            11876                           10560
          8/02              15024                   14966                            11834                           10434
          9/02              13565                   13341                            10894                            9786
         10/02              14038                   14514                            11738                           10279
         11/02              14860                   15368                            12657                           10890
         12/02              14235                   14466                            11892                           10246
          1/03              13971                   14087                            11775                           10094
          2/03              13818                   13876                            11673                            9938
          3/03              13905                   14010                            11890                           10080
          4/03              14815                   15163                            12700                           10787
          5/03              15869                   15962                            13922                           11679
          6/03              16286                   16165                            14120                           11862
          7/03              16670                   16451                            14625                           12330
          8/03              17372                   16771                            15430                           12936
          9/03              16966                   16593                            15131                           12502
         10/03              18270                   17531                            16350                           13483
         11/03              18764                   17686                            16788                           13804
         12/03              19253                   18612                            16971                           13875
          1/04              19771                   18954                            17532                           14225
          2/04              20311                   19217                            17826                           14421
          3/04              20311                   18927                            17792                           14418
          4/04              19738                   18631                            17289                           13960
          5/04              19851                   18886                            17697                           14264
          6/04              20290                   19253                            17979                           14608
          7/04              19086                   18616                            16788                           13570
          8/04              18829                   18690                            16581                           13335
          9/04              19604                   18893                            17200                           13905
         10/04              20077                   19182                            17784                           14316
         11/04              21302                   19957                            18702                           15112
         12/04              22228                   20636                            19598                           15821
          1/05              21815                   20133                            19074                           15310
          2/05              22094                   20557                            19557                           15508
          3/05              21681                   20193                            19271                           15199
          4/05              20638                   19810                            18508                           14467
          5/05              21827                   20440                            19568                           15325
          6/05              22409                   20469                            19932                           15676
          7/05              23622                   21230                            21095                           16578
          8/05              23634                   21037                            20966                           16526
          9/05              23766                   21207                            21238                           16815
         10/05              22856                   20853                            20613                           16347
         11/05              24044                   21641                            21731                           17231
         12/05              24354                   21649                            21969                           17337
          1/06              26257                   22222                            23285                           18527
          2/06              26228                   22282                            22999                           18367
          3/06              27159                   22560                            23641                           18980
          4/06              27868                   22862                            23741                           19158
          5/06              26494                   22205                            22624                           18091
          6/06              26438                   22235                            22531                           18099
          7/06              25507                   22372                            21724                           17334
          8/06              26035                   22903                            22224                           17617
          9/06              26481                   23493                            22732                           17869
         10/06              27397                   24258                            23604                           18495
         11/06              28452                   24719                            24530                           19264
         12/06              28312                   25065                            24311                           19248
          1/07              29326                   25444                            25195                           19890
          2/07              29402                   24948                            25141                           19834
          3/07              29849                   25226                            25273                           20161
          4/07              30816                   26343                            26383                           20985
          5/07              32751                   27262                            27453                           22169
          6/07              32506                   26809                            26977                           22078
          7/07              31339                   25979                            26373                           21792
          8/07              31016                   26368                            26516                           22021
          9/07              32508                   27353                            27556                           23374
         10/07              33192                   27788                            28259                           24426
====================================================================================================================================

AIM Capital Development Fund

===========================================   =========================================

AVERAGE ANNUAL TOTAL RETURNS                  AVERAGE ANNUAL TOTAL RETURNS

As of 10/31/07, including applicable sales    As of 9/30/07,the most recent calendar
charges                                       quarter-end, including applicable sales
                                              charges
CLASS A SHARES
Inception (6/17/96)                  11.13%   CLASS A SHARES
10 Years                              8.58    Inception (6/17/96)                11.01%
 5 Years                             17.45    10 Years                            7.99
 1 Year                              14.46     5 Years                           17.76
                                               1 Year                            16.01
CLASS B SHARES
Inception (10/1/96)                  10.26%   CLASS B SHARES
10 Years                              8.60    Inception (10/1/96)                10.13%
 5 Years                             17.74    10 Years                            8.01
 1 Year                              15.27     5 Years                           18.07
                                               1 Year                            16.77
CLASS C SHARES
Inception (8/4/97)                    8.96%   CLASS C SHARES
10 Years                              8.43    Inception (8/4/97)                  8.83%
 5 Years                             17.94    10 Years                            7.84
 1 Year                              19.23     5 Years                           18.28
                                               1 Year                            20.80
CLASS R SHARES
10 Years                              9.00%   CLASS R SHARES
 5 Years                             18.53    10 Years                            8.41%
 1 Year                              20.86     5 Years                           18.85
                                               1 Year                            22.37
INVESTOR CLASS SHARES
10 Years                              9.20%   INVESTOR CLASS SHARES
 5 Years                             18.78    10 Years                            8.61%
 1 Year                              21.12     5 Years                           19.11
                                               1 Year                            22.76

===========================================   =========================================

CLASS R SHARES' INCEPTION DATE IS JUNE 3,     SHARES FOR THE PERIOD USING BLENDED         1.52% AND 1.27%,RESPECTIVELY. THE EXPENSE
2002. RETURNS SINCE THAT DATE ARE             RETURNS. CLASS A DATE IS JUNE 17,1996.      RATIOS PRESENTED ABOVE MAY VARY FROM THE
HISTORICAL RETURNS. ALL OTHER RETURNS ARE                                                 EXPENSE RATIOS PRESENTED IN OTHER SECTIONS
BLENDED RETURNS OF HISTORICAL CLASS R            THE PERFORMANCE DATA QUOTED REPRESENT    OF THIS REPORT THAT ARE BASED ON EXPENSES
SHARE PERFORMANCE AND RESTATED CLASS A        PAST PERFORMANCE AND CANNOT GUARANTEE       INCURRED DURING THE PERIOD COVERED BY THIS
SHARE PERFORMANCE (FOR PERIODS PRIOR TO       COMPARABLE FUTURE RESULTS; CURRENT          REPORT.
THE INCEPTION DATE OF CLASS R SHARES)         PERFORMANCE MAY BE LOWER OR HIGHER.
AT NET ASSET VALUE, ADJUSTED TO REFLECT       PLEASE VISIT AIMINVESTMENTS.COM FOR THE        CLASS A SHARE PERFORMANCE REFLECTS THE
THE HIGHER RULE 12B-1 FEES APPLICABLE         MOST RECENT MONTH-END PERFORMANCE.          MAXIMUM 5.50% SALES CHARGE, AND CLASS B
TO CLASS R SHARES. CLASS A DATE IS            PERFORMANCE FIGURES REFLECT REINVESTED      AND CLASS C SHARE PERFORMANCE REFLECTS THE
JUNE 17, 1996.                                DISTRIBUTIONS, CHANGES IN NET ASSET VALUE   APPLICABLE CONTINGENT DEFERRED SALES
                                              AND THE EFFECT OF THE MAXIMUM SALES         CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE
   INVESTOR CLASS SHARES' INCEPTION DATE IS   CHARGE UNLESS OTHERWISE STATED.             CDSC ON CLASS B SHARES DECLINES FROM 5%
NOVEMBER 30, 2004. RETURNS SINCE THAT DATE    INVESTMENT RETURN AND PRINCIPAL VALUE       BEGINNING AT THE TIME OF PURCHASE TO 0% AT
ARE HISTORICAL RETURNS. ALL OTHER RETURNS     WILL FLUCTUATE SO THAT YOU MAY HAVE A       THE BEGINNING OF THE SEVENTH YEAR. THE
ARE BLENDED RETURNS OF HISTORICAL INVESTOR    GAIN OR LOSS WHEN YOU SELL SHARES.          CDSC ON CLASS C SHARES IS 1% FOR THE FIRST
CLASS SHARE PERFORMANCE AND RESTATED CLASS                                                YEAR AFTER PURCHASE. CLASS R SHARES DO NOT
A SHARE PERFORMANCE (FOR PERIODS PRIOR TO        THE TOTAL ANNUAL FUND OPERATING          HAVE A FRONT-END SALES CHARGE; RETURNS
THE INCEPTION DATE OF INVESTOR CLASS          EXPENSE RATIO SET FORTH IN THE MOST         SHOWN ARE AT NET ASSET VALUE AND DO NOT
SHARES) AT NET ASSET VALUE, WHICH RESTATED    RECENT FUND PROSPECTUS AS OF THE DATE OF    REFLECT A 0.75% CDSC THAT MAY BE IMPOSED
PERFORMANCE WILL REFLECT THE RULE 12B-1       THIS REPORT FOR CLASS A, CLASS B,CLASS      ON A TOTAL REDEMPTION OF RETIREMENT PLAN
FEES APPLICABLE TO CLASS A                    C, CLASS R AND INVESTOR CLASS SHARES WAS    ASSETS WITHIN THE FIRST YEAR. INVESTOR
                                              1.27%,2.02%,2.02%,                          CLASS SHARES DO NOT HAVE A FRONT-END SALES
                                                                                          CHARGE OR A CDSC; THEREFORE, PERFORMANCE
                                                                                          IS AT NET ASSET VALUE.

                                                                                             THE PERFORMANCE OF THE SHARE CLASSES
                                                                                          WILL DIFFER PRIMARILY DUE TO DIFFERENT
                                                                                          SALES CHARGE STRUCTURES DATE IS AND CLASS
                                                                                          EXPENSES.

                                                                                          ==========================================

                                                                                          FOR A DISCUSSION OF THE RISKS OF INVESTING
                                                                                          IN YOUR FUND AND INDEXES USED IN THIS
                                                                                          REPORT, PLEASE TURN THE PAGE.

                                                                                          ==========================================

AIM Capital Development Fund

AIM CAPITAL DEVELOPMENT FUND'S INVESTMENT OBJECTIVE IS LONG-TERM GROWTH OF CAPITAL.

o Unless otherwise stated, information presented in this report is as of October 31, 2007, and is based on total net assets.

o Unless otherwise noted, all data in this report are from A I M Management Group Inc.

About share classes

o Class B shares are not available as an      o The prices of securities held by the      o The Fund is not managed to track the
investment for retirement plans maintained    Fund may decline in response to market      performance of any particular index,
pursuant to Section 401 of the Internal       risks.                                      including the indexes defined here, and
Revenue Code, including 401(k) plans, money                                               consequently, the performance of the Fund
purchase pension plans and profit sharing     o Mid-capitalization companies tend to be   may deviate significantly from the
plans. Plans that had existing accounts       more vulnerable to adverse developments     performance of the indexes.
invested in Class B shares prior to           and more volatile than larger companies.
September 30, 2003, will continue to be       Investments in mid-capitalization sized     o A direct investment cannot be made in an
allowed to make additional purchases.         companies may involve special risks         index. Unless otherwise indicated, index
                                              including those associated with             results include reinvested dividends, and
o Class R shares are available only to        dependence on a small management group,     they do not reflect sales charges.
certain retirement plans. Please see the      little or no operating history, little or   Performance of an index of funds reflects
prospectus for more information.              no track record of success, limited         fund expenses; performance of a market
                                              product lines, less publicly available      index does not.
o Investor Class shares are closed to most    information, illiquidity, restricted
investors. For more information on who may    resale or less frequent trading.            Other information
continue to invest in Investor Class
shares, please see the prospectus.            About indexes used in this report           o The returns shown in the management's
                                                                                          discussion of Fund performance are based
Principal risks of investing in the Fund      o The S&P 500 --REGISTERED TRADEMARK--      on net asset values calculated for
                                              Index is a market capitalization-weighted   shareholder transactions. Generally
o Prices of equity securities change in       index covering all major areas of the       accepted accounting principles require
response to many factors including the        U.S. economy. It is not the 500 largest     adjustments to be made to the net assets
historical and prospective earnings of the    companies, but rather the most widely       of the Fund at period end for financial
issuer, the value of its assets, general      held 500 companies chosen with respect to   reporting purposes, and as such, the net
economic conditions, interest rates,          market size, liquidity, and their           asset values for shareholder transactions
investor perceptions and market liquidity.    industry.                                   and the returns based on those net asset
                                                                                          values may differ from the net asset
o The Fund invests in "growth" stocks,        o The Russell Midcap --REGISTERED           values and returns reported in the
which may be more volatile than other         TRADEMARK-- Growth Index measures the       Financial Highlights.
investment styles because growth stocks are   performance of those Russell Midcap
more sensitive to investor perceptions of     companies with higher price-to-book         o Industry classifications used in this
an issuing growth potential.                  ratios and higher forecasted growth         report are generally according to the
                                              values. The Russell Midcap Growth Index     Global Industry Classification Standard,
o There is no guarantee that the investment   is a trademark/service mark of the Frank    which was developed by and is the
techniques and risk analyses used by the      Russell Company. Russell --REGISTERED       exclusive property and a service mark of
Fund's portfolio managers will produce        TRADEMARK-- is a trademark of the Frank     Morgan Stanley Capital International Inc.
the desired results.                          Russell Company.                            and Standard & Poor's.

                                              o The Lipper Mid-Cap Growth Funds Index     o The Chartered Financial Analyst
                                              is an equally weighted representation of    --REGISTERED TRADEMARK-- (CFA --REGISTERED
                                              the largest funds in the Lipper             TRADEMARK--) designation is a globally
                                              Mid-Cap Growth Funds category. These        recognized standard for measuring the
                                              funds have an above-average                 competence and integrity of investment
                                              price-to-earnings ratio, price-to-book      professionals.
                                              ratio, and three-year sales-per-share
                                              growth value, compared to the S&P MidCap
                                              400 Index.

=======================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS,     ==========================================
WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES.
INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.                                      FUND NASDAQ SYMBOLS

=======================================================================================   Class A Shares                 ACDAX
                                                                                          Class B Shares                 ACDBX
NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE                                     Class C Shares                 ACDCX
                                                                                          Class R Shares                 ACDRX
AIMINVESTMENTS.COM                                                                        Investor Class Shares          ACDIX

                                                                                          ==========================================


                                        8

AIM Capital Development Fund

SCHEDULE OF INVESTMENTS(A)

October 31, 2007


                                                SHARES         VALUE
-------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-95.25%

ADVERTISING-1.04%

Focus Media Holding Ltd.-ADR (China)(b)(c)       353,832   $   21,937,584
-------------------------------------------------------------------------

AEROSPACE & DEFENSE-4.65%

AerCap Holdings N.V. (Netherlands)(c)            380,957        9,603,926
-------------------------------------------------------------------------
BE Aerospace, Inc.(c)                            373,127       18,548,143
-------------------------------------------------------------------------
L-3 Communications Holdings, Inc.                180,818       19,824,886
-------------------------------------------------------------------------
Precision Castparts Corp.                        199,809       29,933,386
-------------------------------------------------------------------------
Spirit AeroSystems Holdings Inc.-Class A(c)      568,295       19,731,202
=========================================================================
                                                               97,641,543
=========================================================================

AIR FREIGHT & LOGISTICS-1.09%

Robinson (C.H.) Worldwide, Inc.                  245,948       12,277,724
-------------------------------------------------------------------------
UTI Worldwide, Inc.                              420,552       10,728,282
=========================================================================
                                                               23,006,006
=========================================================================

APPAREL RETAIL-3.00%

Abercrombie & Fitch Co.-Class A                  235,951       18,687,319
-------------------------------------------------------------------------
Aeropostale, Inc.(c)                           1,079,402       24,718,306
-------------------------------------------------------------------------
Guess?, Inc.                                     382,871       19,675,741
=========================================================================
                                                               63,081,366
=========================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-3.48%

Coach, Inc.(c)                                   415,694       15,197,773
-------------------------------------------------------------------------
Hanesbrands, Inc.(c)                             720,917       22,377,264
-------------------------------------------------------------------------
Polo Ralph Lauren Corp.                          272,203       18,727,566
-------------------------------------------------------------------------
Under Armour, Inc.-Class A(b)(c)                 268,834       16,734,916
=========================================================================
                                                               73,037,519
=========================================================================

APPLICATION SOFTWARE-3.16%

ANSYS, Inc.(c)                                   139,386        5,409,571
-------------------------------------------------------------------------
Cadence Design Systems, Inc.(c)                  796,226       15,606,029
-------------------------------------------------------------------------
Citrix Systems, Inc.(c)                          512,118       22,015,953
-------------------------------------------------------------------------
Solera Holdings Inc.(c)                        1,090,704       23,461,043
=========================================================================
                                                               66,492,596
=========================================================================

ASSET MANAGEMENT & CUSTODY BANKS-0.39%

FBR Capital Markets Corp.(b)(c)                  163,101        2,087,693
-------------------------------------------------------------------------
FBR Capital Markets Corp. (Acquired 07/14/06;
  Cost $7,044,000)(c)(d)(e)                      469,600        6,010,880
=========================================================================
                                                                8,098,573
=========================================================================

BIOTECHNOLOGY-1.14%

Genzyme Corp.(c)                                 316,000       24,006,520
=========================================================================

                                                SHARES         VALUE
-------------------------------------------------------------------------


CASINOS & GAMING-1.92%

International Game Technology                    470,654   $   20,525,221
-------------------------------------------------------------------------
Scientific Games Corp.-Class A(b)(c)             550,371       19,895,912
=========================================================================
                                                               40,421,133
=========================================================================

COMMUNICATIONS EQUIPMENT-1.57%

Comverse Technology, Inc.(c)                     621,452       11,944,308
-------------------------------------------------------------------------
Infinera Corp.(c)                                454,873       10,039,047
-------------------------------------------------------------------------
Polycom, Inc.(c)                                 393,450       11,008,731
=========================================================================
                                                               32,992,086
=========================================================================

COMPUTER & ELECTRONICS RETAIL-0.80%

GameStop Corp.-Class A(c)                        283,857       16,810,012
=========================================================================

COMPUTER STORAGE & PERIPHERALS-0.92%

Intermec Inc.(b)(c)                              173,549        4,411,615
-------------------------------------------------------------------------
SanDisk Corp.(c)                                 337,012       14,963,333
=========================================================================
                                                               19,374,948
=========================================================================

CONSTRUCTION & ENGINEERING-3.23%

Aecom Technology Corp.(c)                        570,840       19,277,267
-------------------------------------------------------------------------
Foster Wheeler Ltd.(c)                           327,926       48,615,029
=========================================================================
                                                               67,892,296
=========================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-1.04%

Joy Global Inc.                                  376,777       21,875,673
=========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-3.41%

Euronet Worldwide, Inc.(b)(c)                    767,671       24,588,502
-------------------------------------------------------------------------
Fidelity National Information Services, Inc.     421,800       19,453,416
-------------------------------------------------------------------------
VeriFone Holdings, Inc.(c)                       556,904       27,527,765
=========================================================================
                                                               71,569,683
=========================================================================

DISTRIBUTORS-1.08%

LKQ Corp.(c)                                     588,269       22,683,653
=========================================================================

DIVERSIFIED COMMERCIAL & PROFESSIONAL
  SERVICES-2.47%

Corrections Corp. of America(c)                  960,770       27,180,183
-------------------------------------------------------------------------
IHS Inc.-Class A(c)                              393,554       24,813,580
=========================================================================
                                                               51,993,763
=========================================================================

DIVERSIFIED METALS & MINING-0.42%

Titanium Metals Corp.(b)(c)                      252,831        8,899,651
=========================================================================

DRUG RETAIL-1.19%

Shoppers Drug Mart Corp. (Canada)                427,700       25,086,599
=========================================================================

AIM Capital Development Fund


                                                SHARES         VALUE
-------------------------------------------------------------------------

EDUCATION SERVICES-1.30%

Apollo Group, Inc.-Class A(c)                    343,200   $   27,202,032
=========================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-2.02%

Cooper Industries, Ltd.-Class A                  361,600       18,944,224
-------------------------------------------------------------------------
General Cable Corp.(c)                           327,521       23,578,237
=========================================================================
                                                               42,522,461
=========================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-1.15%

Amphenol Corp.-Class A                           547,786       24,250,486
=========================================================================

FERTILIZERS & AGRICULTURAL CHEMICALS-1.07%

Potash Corp. of Saskatchewan Inc. (Canada)       182,373       22,399,052
=========================================================================

FOOTWEAR-0.67%

Crocs, Inc.(b)(c)                                188,441       14,085,965
=========================================================================

HEALTH CARE DISTRIBUTORS-0.26%

AmerisourceBergen Corp.                          117,000        5,511,870
=========================================================================

HEALTH CARE EQUIPMENT-2.65%

ev3 Inc.(b)(c)                                   878,293       12,893,341
-------------------------------------------------------------------------
Hologic, Inc.(b)(c)                              317,000       21,533,810
-------------------------------------------------------------------------
St. Jude Medical, Inc.(c)                        522,222       21,270,102
=========================================================================
                                                               55,697,253
=========================================================================

HEALTH CARE SERVICES-2.86%

DaVita, Inc.(c)                                  316,639       20,641,696
-------------------------------------------------------------------------
Express Scripts, Inc.(c)                         300,000       18,930,000
-------------------------------------------------------------------------
Pediatrix Medical Group, Inc.(c)                 312,520       20,470,060
=========================================================================
                                                               60,041,756
=========================================================================

HEALTH CARE SUPPLIES-1.03%

Inverness Medical Innovations, Inc.(b)(c)        360,000       21,632,400
=========================================================================

HOME ENTERTAINMENT SOFTWARE-1.57%

Electronic Arts Inc.(c)                          180,503       11,032,344
-------------------------------------------------------------------------
THQ Inc.(c)                                      812,892       22,021,244
=========================================================================
                                                               33,053,588
=========================================================================

HOTELS, RESORTS & CRUISE LINES-1.00%

Choice Hotels International, Inc.                540,382       20,934,399
=========================================================================

HOUSEWARES & SPECIALTIES-1.03%

Jarden Corp.(c)                                  608,781       21,623,901
=========================================================================

INDEPENDENT POWER PRODUCERS & ENERGY
  TRADERS-1.69%

Dynegy Inc.-Class A(c)                         2,270,430       20,910,660
-------------------------------------------------------------------------
KGEN Power Corp. (Acquired 01/12/07; Cost
  $12,297,138)(c)(e)                             878,367       14,493,056
=========================================================================
                                                               35,403,716
=========================================================================

                                                SHARES         VALUE
-------------------------------------------------------------------------


INDUSTRIAL CONGLOMERATES-1.06%

McDermott International, Inc.(c)                 363,118   $   22,171,985
=========================================================================

INSURANCE BROKERS-0.81%

National Financial Partners Corp.                310,523       16,976,292
=========================================================================

INTERNET RETAIL-0.79%

Orbitz Worldwide, Inc.(b)(c)                   1,576,988       16,637,223
=========================================================================

INTERNET SOFTWARE & SERVICES-0.63%

Akamai Technologies, Inc.(b)(c)                  337,831       13,239,597
=========================================================================

INVESTMENT BANKING & BROKERAGE-1.07%

MF Global Ltd.(c)                                762,693       22,545,205
=========================================================================

IT CONSULTING & OTHER SERVICES-1.84%

Cognizant Technology Solutions Corp.-Class
  A(c)                                           484,900       20,103,954
-------------------------------------------------------------------------
Gartner, Inc.(c)                                 845,871       18,524,575
=========================================================================
                                                               38,628,529
=========================================================================

LIFE SCIENCES TOOLS & SERVICES-1.78%

Applera Corp.-Applied Biosystems Group           450,000       16,713,000
-------------------------------------------------------------------------
Pharmaceutical Product Development, Inc.         492,000       20,782,080
=========================================================================
                                                               37,495,080
=========================================================================

MANAGED HEALTH CARE-1.53%

Aveta, Inc. (Acquired 12/21/05-02/21/06; Cost
  $13,947,028)(c)(e)                           1,014,837        8,118,696
-------------------------------------------------------------------------
Humana Inc.(c)                                   321,000       24,058,950
=========================================================================
                                                               32,177,646
=========================================================================

METAL & GLASS CONTAINERS-2.26%

Crown Holdings, Inc.(c)                          884,599       21,938,055
-------------------------------------------------------------------------
Owens-Illinois, Inc.(c)                          576,182       25,594,005
=========================================================================
                                                               47,532,060
=========================================================================

OIL & GAS DRILLING-1.99%

Diamond Offshore Drilling, Inc.(b)               182,000       20,607,860
-------------------------------------------------------------------------
Noble Corp.                                      398,954       21,124,614
=========================================================================
                                                               41,732,474
=========================================================================

OIL & GAS EQUIPMENT & SERVICES-2.53%

Cameron International Corp.(c)                   108,000       10,514,880
-------------------------------------------------------------------------
Compagnie Generale de Geophysique-Veritas-ADR
  (France)(c)                                    321,337       21,092,561
-------------------------------------------------------------------------
FMC Technologies, Inc.(c)                        357,000       21,644,910
=========================================================================
                                                               53,252,351
=========================================================================

AIM Capital Development Fund


                                                SHARES         VALUE
-------------------------------------------------------------------------

OIL & GAS EXPLORATION & PRODUCTION-2.92%

Pioneer Natural Resources Co.                    286,664   $   14,625,597
-------------------------------------------------------------------------
Quicksilver Resources Inc.(c)                    310,000       17,670,000
-------------------------------------------------------------------------
Southwestern Energy Co.(c)                       560,000       28,968,800
=========================================================================
                                                               61,264,397
=========================================================================

OIL & GAS REFINING & MARKETING-0.86%

Tesoro Corp.                                     298,257       18,053,496
=========================================================================

OIL & GAS STORAGE & TRANSPORTATION-1.02%

Williams Cos., Inc. (The)                        590,000       21,529,100
=========================================================================

PHARMACEUTICALS-1.58%

Adams Respiratory Therapeutics, Inc.(b)(c)       270,000       11,863,800
-------------------------------------------------------------------------
Shire PLC-ADR (United Kingdom)                   282,500       21,229,875
=========================================================================
                                                               33,093,675
=========================================================================

PROPERTY & CASUALTY INSURANCE-0.56%

Security Capital Assurance Ltd.(b)               902,752       11,844,106
=========================================================================

PUBLISHING-0.91%

R.H. Donnelley Corp.(c)                          348,850       19,134,422
=========================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT-0.77%

CB Richard Ellis Group, Inc.-Class A(c)(f)       348,282        8,491,115
-------------------------------------------------------------------------
Meruelo Maddux Properties, Inc.(c)             1,595,258        7,673,191
=========================================================================
                                                               16,164,306
=========================================================================

REGIONAL BANKS-0.52%

Signature Bank(c)                                322,364       11,008,731
=========================================================================

RESTAURANTS-0.93%

Burger King Holdings Inc.                        736,964       19,485,328
=========================================================================

SEMICONDUCTOR EQUIPMENT-1.44%

FormFactor Inc.(c)                               461,322       18,042,303
-------------------------------------------------------------------------
MEMC Electronic Materials, Inc.(c)               166,613       12,199,404
=========================================================================
                                                               30,241,707
=========================================================================

SEMICONDUCTORS-4.53%

Broadcom Corp.-Class A(c)                        608,552       19,808,368
-------------------------------------------------------------------------
Marvell Technology Group Ltd.(c)                 932,163       16,806,899
-------------------------------------------------------------------------
Maxim Integrated Products, Inc.                  719,701       19,503,897
-------------------------------------------------------------------------
NVIDIA Corp.(c)                                  615,409       21,773,170
-------------------------------------------------------------------------
ON Semiconductor Corp.(c)                      1,705,217       17,393,213
=========================================================================
                                                               95,285,547
=========================================================================

                                                SHARES         VALUE
-------------------------------------------------------------------------


SPECIALIZED FINANCE-0.85%

IntercontinentalExchange Inc.(c)                  87,000   $   15,503,400
-------------------------------------------------------------------------
KKR Financial Holdings LLC                       151,813        2,369,801
=========================================================================
                                                               17,873,201
=========================================================================

SPECIALTY CHEMICALS-0.78%

Wacker Chemie A.G. (Germany)(g)                   66,625       16,480,069
=========================================================================

SPECIALTY STORES-0.92%

PetSmart, Inc.                                   645,280       19,326,136
=========================================================================

STEEL-0.83%

Allegheny Technologies, Inc.                     170,836       17,454,314
=========================================================================

SYSTEMS SOFTWARE-0.71%

Quality Systems, Inc.(b)                         410,000       14,854,300
=========================================================================

TIRES & RUBBER-0.95%

Goodyear Tire & Rubber Co. (The)(c)              663,348       19,999,942
=========================================================================

WIRELESS TELECOMMUNICATION SERVICES-3.58%

American Tower Corp.-Class A(c)                  406,967       17,979,802
-------------------------------------------------------------------------
Crown Castle International Corp.(c)              487,865       20,036,616
-------------------------------------------------------------------------
NII Holdings Inc.(c)                             324,400       18,815,200
-------------------------------------------------------------------------
SBA Communications Corp.-Class A(c)              517,459       18,421,540
=========================================================================
                                                               75,253,158
=========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $1,573,402,727)                       2,001,994,460
=========================================================================

PREFERRED STOCK-0.72%

MORTGAGE REIT'S-0.72%

Thornburg Mortgage Inc.-Series F $2.50 Conv.
  Pfd. (Cost $15,625,000)                        625,000       15,212,500
=========================================================================


                                                NUMBER
                                                  OF       EXERCISE   EXPIRATION
                                               CONTRACTS    PRICE        DATE
PUT OPTIONS PURCHASED-0.02%

REAL ESTATE MANAGEMENT & DEVELOPMENT-0.02%

CB Richard Ellis Group, Inc.-Class A (Cost
  $618,882)(c)                                   3,482       $25        Nov-07            504,890
=================================================================================================


                                                 SHARES         VALUE
--------------------------------------------------------------------------
MONEY MARKET FUNDS-3.42%

Liquid Assets Portfolio-Institutional
  Class(h)                                     35,784,678       35,784,678
--------------------------------------------------------------------------
Premier Portfolio-Institutional Class(h)       35,784,678       35,784,678
==========================================================================
    Total Money Market Funds (Cost
      $71,569,356)                                              71,569,356
==========================================================================
Total Investments (excluding investments purchased with
  cash collateral from securities loaned)-99.41% (Cost
  $1,661,215,965)                                            2,089,281,206
==========================================================================

AIM Capital Development Fund

                                                 SHARES         VALUE
--------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
SECURITIES ON LOAN

MONEY MARKET FUNDS-6.84%

Liquid Assets Portfolio-Institutional Class
  (Cost $143,722,105)(h)(i)                    143,722,105  $  143,722,105
--------------------------------------------------------------------------
TOTAL INVESTMENTS-106.25% (Cost
  $1,804,938,070)                                            2,233,003,311
==========================================================================
OTHER ASSETS LESS LIABILITIES-(6.25)%                         (131,266,014)
==========================================================================
NET ASSETS-100.00%                                          $2,101,737,297
__________________________________________________________________________
==========================================================================

Investment Abbreviations:

ADR    - American Depositary Receipt
Conv.  - Convertible
Pfd.   - Preferred
REIT   - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.
(b) All or a portion of this security was out on loan at October 31, 2007.
(c) Non-income producing security.
(d) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The value of this security at October 31, 2007 represented 0.29% of the Fund's Net Assets. See Note 1A.
(e) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at October 31, 2007 was $28,622,632, which represented 1.36% of the Fund's Net Assets. These securities are considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase.
(f) A portion of this security is subject to call options written. See Note 1K and Note 9.
(g) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The value of this security at October 31, 2007 represented 0.78% of the Fund's Net Assets. See Note 1A.
(h) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(i) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Capital Development Fund

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2007

ASSETS:

Investments, at value (Cost $1,589,646,609)*  $2,017,711,850
------------------------------------------------------------
Investments in affiliated money market funds
  (Cost $215,291,461)                            215,291,461
============================================================
     Total investments (Cost $1,804,938,070)   2,233,003,311
============================================================
Foreign currencies, at value (Cost
  $1,501,856)                                      1,503,225
------------------------------------------------------------
Receivables for:
  Investments sold                                37,620,624
------------------------------------------------------------
  Investments sold to affiliates                   2,011,649
------------------------------------------------------------
  Fund shares sold                                 3,201,220
------------------------------------------------------------
  Dividends                                          833,822
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                82,246
------------------------------------------------------------
Other assets                                          46,207
============================================================
     Total assets                              2,278,302,304
____________________________________________________________
============================================================


LIABILITIES:

Payables for:
  Investments purchased                           21,100,968
------------------------------------------------------------
  Fund shares reacquired                           9,764,558
------------------------------------------------------------
  Options written, at value (premiums
     received $191,387)                              147,985
------------------------------------------------------------
  Trustee deferred compensation and
     retirement plans                                189,632
------------------------------------------------------------
  Collateral upon return of securities
     loaned                                      143,722,105
------------------------------------------------------------
Accrued distribution fees                            663,434
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                             3,763
------------------------------------------------------------
Accrued transfer agent fees                          785,088
------------------------------------------------------------
Accrued operating expenses                           187,474
============================================================
     Total liabilities                           176,565,007
============================================================
Net assets applicable to shares outstanding   $2,101,737,297
____________________________________________________________
============================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                 $1,472,849,396
------------------------------------------------------------
Undistributed net investment income (loss)          (163,585)
------------------------------------------------------------
Undistributed net realized gain                  200,941,473
------------------------------------------------------------
Unrealized appreciation                          428,110,013
============================================================
                                              $2,101,737,297
____________________________________________________________
============================================================


NET ASSETS:

Class A                                       $1,511,917,706
____________________________________________________________
============================================================
Class B                                       $  213,235,378
____________________________________________________________
============================================================
Class C                                       $  151,259,118
____________________________________________________________
============================================================
Class R                                       $   79,655,087
____________________________________________________________
============================================================
Investor Class                                $   12,236,796
____________________________________________________________
============================================================
Institutional Class                           $  133,433,212
____________________________________________________________
============================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           70,036,763
____________________________________________________________
============================================================
Class B                                           11,033,565
____________________________________________________________
============================================================
Class C                                            7,835,713
____________________________________________________________
============================================================
Class R                                            3,740,526
____________________________________________________________
============================================================
Investor Class                                       566,410
____________________________________________________________
============================================================
Institutional Class                                5,951,754
____________________________________________________________
============================================================
Class A:
  Net asset value per share                   $        21.59
------------------------------------------------------------
  Offering price per share
     (Net asset value of $21.59 divided by
     94.50%)                                  $        22.85
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
     share                                    $        19.33
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
     share                                    $        19.30
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
     share                                    $        21.30
____________________________________________________________
============================================================
Investor Class:
  Net asset value and offering price per
     share                                    $        21.60
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
     share                                    $        22.42
____________________________________________________________
============================================================

* At October 31, 2007, securities with an aggregate value of $142,030,519 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Capital Development Fund

STATEMENT OF OPERATIONS

For the year ended October 31, 2007

INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of $40,928)       $  7,543,890
--------------------------------------------------------------------------
Dividends from affiliated money market funds (includes
  securities lending income of $530,175)                         3,005,317
==========================================================================
    Total investment income                                     10,549,207
==========================================================================

EXPENSES:

Advisory fees                                                   11,812,507
--------------------------------------------------------------------------
Administrative services fees                                       436,600
--------------------------------------------------------------------------
Custodian fees                                                      84,143
--------------------------------------------------------------------------
Distribution fees:
  Class A                                                        3,304,483
--------------------------------------------------------------------------
  Class B                                                        2,256,919
--------------------------------------------------------------------------
  Class C                                                        1,322,169
--------------------------------------------------------------------------
  Class R                                                          251,724
--------------------------------------------------------------------------
  Investor Class                                                    29,841
--------------------------------------------------------------------------
Transfer agent fees -- A, B, C, R and Investor                   4,169,370
--------------------------------------------------------------------------
Transfer agent fees -- Institutional                                29,738
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                           75,886
--------------------------------------------------------------------------
Other                                                              571,082
==========================================================================
    Total expenses                                              24,344,462
==========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangement(s)                                                  (181,602)
==========================================================================
    Net expenses                                                24,162,860
==========================================================================
Net investment income (loss)                                   (13,613,653)
==========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain from:
  Investment securities (includes net gains (losses) from
    securities sold to affiliates of $(576,816))               215,814,706
--------------------------------------------------------------------------
  Foreign currencies                                                26,916
--------------------------------------------------------------------------
  Option contracts written                                         360,613
==========================================================================
                                                               216,202,235
==========================================================================
Change in net unrealized appreciation of:
  Investment securities                                        134,418,170
--------------------------------------------------------------------------
  Foreign currencies                                                 1,369
--------------------------------------------------------------------------
  Option contracts written                                         554,765
==========================================================================
                                                               134,974,304
==========================================================================
Net realized and unrealized gain                               351,176,539
==========================================================================
Net increase in net assets resulting from operations          $337,562,886
__________________________________________________________________________
==========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Capital Development Fund

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 2007 and 2006

                                                                   2007              2006
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $  (13,613,653)   $  (10,075,763)
----------------------------------------------------------------------------------------------
  Net realized gain                                              216,202,235       169,097,441
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation                          134,974,304        82,374,314
==============================================================================================
    Net increase in net assets resulting from operations         337,562,886       241,395,992
==============================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                       (111,966,779)     (107,817,775)
----------------------------------------------------------------------------------------------
  Class B                                                        (25,421,735)      (44,259,534)
----------------------------------------------------------------------------------------------
  Class C                                                        (12,433,367)      (12,706,433)
----------------------------------------------------------------------------------------------
  Class R                                                         (2,721,934)       (1,177,080)
----------------------------------------------------------------------------------------------
  Investor Class                                                  (1,002,814)         (945,563)
----------------------------------------------------------------------------------------------
  Institutional Class                                             (4,923,981)       (3,635,659)
==============================================================================================
    Decrease in net assets resulting from distributions         (158,470,610)     (170,542,044)
==============================================================================================
Share transactions-net:
  Class A                                                        281,394,711       239,870,039
----------------------------------------------------------------------------------------------
  Class B                                                        (39,250,068)      (90,057,266)
----------------------------------------------------------------------------------------------
  Class C                                                         30,554,611        17,249,712
----------------------------------------------------------------------------------------------
  Class R                                                         51,074,920        13,214,775
----------------------------------------------------------------------------------------------
  Investor Class                                                   1,293,869         2,708,301
----------------------------------------------------------------------------------------------
  Institutional Class                                             79,313,970        17,652,216
==============================================================================================
    Net increase in net assets resulting from share
     transactions                                                404,382,013       200,637,777
==============================================================================================
    Net increase in net assets                                   583,474,289       271,491,725
==============================================================================================

NET ASSETS:

  Beginning of year                                            1,518,263,008     1,246,771,283
==============================================================================================
  End of year (including undistributed net investment income
    (loss) of $(163,585) and $(139,752), respectively)        $2,101,737,297    $1,518,263,008
______________________________________________________________________________________________
==============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Capital Development Fund

NOTES TO FINANCIAL STATEMENTS

October 31, 2007

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Capital Development Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

       Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

       Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

AIM Capital Development Fund


       The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date.

       The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders.

       Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

       The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

J. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a

AIM Capital Development Fund

     foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

K. CALL OPTIONS WRITTEN AND PURCHASED -- The Fund may write and buy call options. A call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security at the stated exercise price during the option period. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on these contracts are included in the Statement of Operation. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

L. PUT OPTIONS PURCHASED -- The Fund may purchase put options including options on securities indexes and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

M. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $350 million                                            0.75%
--------------------------------------------------------------------
Over $350 million                                             0.625%
 ___________________________________________________________________
====================================================================


    Effective July 1, 2007, AIM has contractually agreed, through at least June 30, 2008, to waive 100% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. Prior to July 1, 2007, AIM had voluntarily agreed to waive 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds.

    For the year ended October 31, 2007, AIM waived advisory fees of $30,230.

    At the request of the Trustees of the Trust, Invesco Ltd. ("Invesco") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the year ended October 31, 2007, Invesco reimbursed expenses of the Fund in the amount of $1,180.

    The Trust has entered into a master administrative services agreement with AIM pursuant to which the Fund has agreed to pay AIM for certain administrative costs incurred in providing accounting services, to the Fund. For the year ended October 31, 2007, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

    The Trust has entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") pursuant to which the Fund has agreed to pay AIS a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the year ended October 31, 2007, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

AIM Capital Development Fund


    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R, Investor Class and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C, Class R and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares, 0.50% of the average daily net assets of Class R shares and 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Financial Industry Regulatory Authority ("FINRA"), formerly known as National Association of Securities Dealers, rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the year ended October 31, 2007, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended October 31, 2007, ADI advised the Fund that it retained $226,892 in front-end sales commissions from the sale of Class A shares and $1,426, $116,967, $12,555 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the year ended October 31, 2007. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                     VALUE          PURCHASES          PROCEEDS            VALUE         DIVIDEND
FUND               10/31/06          AT COST          FROM SALES         10/31/07         INCOME
--------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class          $ 38,764,321     $  408,183,392    $  (411,163,035)   $ 35,784,678     $1,240,168
--------------------------------------------------------------------------------------------------
Premier
Portfolio-Institutional
  Class            38,764,321        408,183,392       (411,163,035)     35,784,678      1,234,974
==================================================================================================
  Subtotal       $ 77,528,642     $  816,366,784    $  (822,326,070)   $ 71,569,356     $2,475,142
__________________________________________________________________________________________________
==================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                     VALUE          PURCHASES          PROCEEDS            VALUE         DIVIDEND
FUND               10/31/06          AT COST          FROM SALES         10/31/07        INCOME*
--------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class          $ 17,687,319     $  480,397,513    $  (354,362,727)   $143,722,105     $  390,363
--------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-Institutional
  Class            17,687,318        135,272,774       (152,960,092)             --        139,812
--------------------------------------------------------------------------------------------------
  Subtotal       $ 35,374,637     $  615,670,287    $  (507,322,819)   $143,722,105     $  530,175
==================================================================================================
  Total
    Investments
    in
    Affiliates   $112,903,279     $1,432,037,071    $(1,329,648,889)   $215,291,461     $3,005,317
__________________________________________________________________________________________________
==================================================================================================

* Net of compensation to counterparties.

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the year ended October 31, 2007, the Fund engaged in securities sales of $45,550,493, which resulted in net realized gains (losses) of $(576,816), and securities purchases of $7,180,657.

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions, (ii) custodian credits which result from periodic overnight cash balances at the custodian and (iii) a one time custodian fee credit used to offset custodian fees. For the year ended October 31, 2007, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $150,192.

AIM Capital Development Fund

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended October 31, 2007, the Fund paid legal fees of $12,213 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a party to an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM, which are parties to the credit facility, can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the year ended October 31, 2007, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

    At October 31, 2007, securities with an aggregate value of $142,030,519 were on loan to brokers. The loans were secured by cash collateral of $143,722,105 received by the Fund and subsequently invested in affiliated money market funds. For the year ended October 31, 2007, the Fund received dividends on cash collateral investments of $530,175 for securities lending transactions, which are net of compensation to counterparties.

AIM Capital Development Fund

NOTE 9--OPTION CONTRACTS WRITTEN

                          TRANSACTIONS DURING THE PERIOD
-----------------------------------------------------------------------------------
                                                              CALL OPTION CONTRACTS
                                                              ---------------------
                                                              NUMBER OF    PREMIUMS
                                                              CONTRACTS    RECEIVED
-----------------------------------------------------------------------------------
Beginning of period                                             2,584      $409,932
-----------------------------------------------------------------------------------
Written                                                         4,607       418,097
-----------------------------------------------------------------------------------
Closed                                                           (786)     (113,860)
-----------------------------------------------------------------------------------
Exercised                                                      (1,459)     (246,965)
-----------------------------------------------------------------------------------
Expired                                                        (1,464)     (275,817)
===================================================================================
End of period                                                   3,482      $191,387
___________________________________________________________________________________
===================================================================================

                                               OPEN OPTIONS WRITTEN AT PERIOD END
--------------------------------------------------------------------------------------------------------------------------------
                                                    CONTRACT    STRIKE    NUMBER OF    PREMIUMS        VALUE         UNREALIZED
                                                     MONTH      PRICE     CONTRACTS    RECEIVED      10/31/07       APPRECIATION
--------------------------------------------------------------------------------------------------------------------------------
CALLS
  CB Richard Ellis Group, Inc.-Class A               Dec-07      $30        3,482      $191,387      $147,985         $43,402
________________________________________________________________________________________________________________________________
================================================================================================================================

NOTE 10--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years October 31, 2007 and 2006 was as follows:

                                                                  2007            2006
------------------------------------------------------------------------------------------
Distributions paid from:
Ordinary income                                               $ 45,460,737    $ 21,613,933
------------------------------------------------------------------------------------------
Long-term capital gain                                         113,009,873     148,928,111
==========================================================================================
  Total distributions                                         $158,470,610    $170,542,044
__________________________________________________________________________________________
==========================================================================================


TAX COMPONENTS OF NET ASSETS:

As of October 31, 2007, the components of net assets on a tax basis were as follows:

                                                                     2007
------------------------------------------------------------------------------
Undistributed ordinary income                                   $   37,147,019
------------------------------------------------------------------------------
Undistributed long-term gain                                       164,457,806
------------------------------------------------------------------------------
Net unrealized appreciation -- investments                         427,446,661
------------------------------------------------------------------------------
Temporary book/tax differences                                        (163,585)
------------------------------------------------------------------------------
Shares of beneficial interest                                    1,472,849,396
==============================================================================
  Total net assets                                              $2,101,737,297
______________________________________________________________________________
==============================================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's net unrealized appreciation difference is attributable primarily to losses on wash sales and certain straddles. The tax-basis net unrealized appreciation on investments amount includes appreciation on foreign currencies of $1,369 and options written of $43,402.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

    The Fund does not have a capital loss carryforward as of October 31, 2007.

AIM Capital Development Fund

NOTE 11--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the year ended October 31, 2007 was $1,954,865,678 and $1,744,334,489, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $486,336,630
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities      (58,934,740)
==============================================================================
Net unrealized appreciation of investment securities             $427,401,890
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $1,805,601,421.

NOTE 12--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of net operating losses and foreign currency transactions, on October 31, 2007, undistributed net investment income (loss) was increased by $13,589,820 and undistributed net realized gain was decreased by $13,589,820. This reclassification had no effect on the net assets of the Fund.

AIM Capital Development Fund

NOTE 13--SHARE INFORMATION

The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors.

    Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to a CDSC. Class B shares and Class C shares are sold with a CDSC. Class R shares, Investor Class and Institutional Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

                                              CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------------------------
                                                                                       YEAR ENDED
                                                                                      OCTOBER 31,
                                                              ------------------------------------------------------------
                                                                        2007(A)                           2006
                                                              ----------------------------    ----------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      20,594,296    $ 412,511,708     14,936,052    $ 282,982,886
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                       1,530,248       27,587,051      2,475,593       42,932,168
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                       2,801,785       50,388,647      1,776,759       30,953,586
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                       3,277,975       65,142,036        869,095       16,294,099
--------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                  346,766        6,991,681        382,671        7,315,702
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                           4,506,438       96,552,871      1,196,492       22,967,887
==========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                       5,642,820      105,407,880      5,748,823      101,006,824
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                       1,427,154       24,018,992      2,598,963       41,895,285
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                         712,014       11,968,948        759,877       12,234,018
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                         145,071        2,679,461         67,532        1,177,080
--------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                   52,684          984,665         53,056          932,721
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                             253,347        4,894,668        201,601        3,632,851
==========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                       2,364,228       46,708,741      5,789,200      109,833,095
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (2,624,574)     (46,708,741)    (6,322,555)    (109,833,095)
==========================================================================================================================
Reacquired:
  Class A                                                     (14,084,493)    (283,233,618)   (13,432,084)    (253,952,766)
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (2,433,445)     (44,147,370)    (3,748,272)     (65,051,624)
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (1,769,464)     (31,802,984)    (1,492,559)     (25,937,892)
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                        (838,520)     (16,746,577)      (227,925)      (4,256,404)
--------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                 (332,841)      (6,682,477)      (295,877)      (5,540,122)
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                          (1,022,405)     (22,133,569)      (479,208)      (8,948,522)
==========================================================================================================================
                                                               20,549,084    $ 404,382,013     10,857,234    $ 200,637,777
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 18% of the outstanding shares of the Fund. ADI has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 14--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management has assessed the application of FIN 48 to the Fund and has determined that the adopting of FIN 48 is not expected to have a material impact on the Fund. Management intends for the Fund to adopt FIN 48 provisions during the fiscal year ending October 31, 2008 as required.

AIM Capital Development Fund

NOTE 15--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                          CLASS A
                                                              ---------------------------------------------------------------
                                                                                  YEAR ENDED OCTOBER 31,
                                                              ---------------------------------------------------------------
                                                                 2007             2006         2005        2004        2003
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $    19.73       $    18.85    $  17.86    $  16.66    $  12.80
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                                  (0.13)           (0.10)      (0.11)      (0.08)      (0.08)
-----------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)            3.99             3.53        2.52        1.70        3.94
=============================================================================================================================
    Total from investment operations                                3.86             3.43        2.41        1.62        3.86
=============================================================================================================================
Less distributions from net realized gains                         (2.00)           (2.55)      (1.42)      (0.42)         --
=============================================================================================================================
Net asset value, end of period                                $    21.59       $    19.73    $  18.85    $  17.86    $  16.66
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Total return(b)                                                    21.13%           19.86%      13.87%       9.87%      30.16%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $1,511,918       $1,095,204    $800,830    $617,194    $545,691
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratio of expenses to average net assets                             1.20%(c)         1.26%       1.36%       1.40%(d)     1.53%
=============================================================================================================================
Ratio of net investment income (loss) to average net assets        (0.62)%(c)       (0.52)%     (0.58)%     (0.46)%     (0.56)%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Portfolio turnover rate                                               99%             126%        120%         74%        101%
_____________________________________________________________________________________________________________________________
=============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $1,321,793,158.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.41%.

                                                                                        CLASS B
                                                              -----------------------------------------------------------
                                                                                YEAR ENDED OCTOBER 31,
                                                              -----------------------------------------------------------
                                                                2007           2006        2005        2004        2003
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  17.98       $  17.51    $  16.79    $  15.79    $  12.21
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                                (0.25)         (0.22)      (0.22)      (0.18)      (0.16)
-------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          3.60           3.24        2.36        1.60        3.74
=========================================================================================================================
    Total from investment operations                              3.35           3.02        2.14        1.42        3.58
=========================================================================================================================
Less distributions from net realized gains                       (2.00)         (2.55)      (1.42)      (0.42)         --
=========================================================================================================================
Net asset value, end of period                                $  19.33       $  17.98    $  17.51    $  16.79    $  15.79
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(b)                                                  20.27%         18.92%      13.09%       9.13%      29.32%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $213,235       $236,175    $317,492    $376,355    $392,382
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets                           1.95%(c)       2.01%       2.04%       2.05%(d)     2.18%
=========================================================================================================================
Ratio of net investment income (loss) to average net assets      (1.37)%(c)     (1.27)%     (1.26)%     (1.11)%     (1.21)%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Portfolio turnover rate                                             99%           126%        120%         74%        101%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $225,691,917.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 2.06%.

AIM Capital Development Fund

                                                                                      CLASS C
                                                              --------------------------------------------------------
                                                                               YEAR ENDED OCTOBER 31,
                                                              --------------------------------------------------------
                                                                2007           2006       2005       2004       2003
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  17.96       $  17.50    $ 16.77    $ 15.78    $ 12.20
----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                                (0.25)         (0.22)     (0.22)     (0.18)     (0.16)
----------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          3.59           3.23       2.37       1.59       3.74
======================================================================================================================
    Total from investment operations                              3.34           3.01       2.15       1.41       3.58
======================================================================================================================
Less distributions from net realized gains                       (2.00)         (2.55)     (1.42)     (0.42)        --
======================================================================================================================
Net asset value, end of period                                $  19.30       $  17.96    $ 17.50    $ 16.77    $ 15.78
______________________________________________________________________________________________________________________
======================================================================================================================
Total return(b)                                                  20.23%         18.88%     13.16%      9.07%     29.34%
______________________________________________________________________________________________________________________
======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $151,259       $109,424    $88,316    $73,929    $68,356
______________________________________________________________________________________________________________________
======================================================================================================================
Ratio of expenses to average net assets                           1.95%(c)       2.01%      2.04%      2.05%(d)    2.18%
======================================================================================================================
Ratio of net investment income (loss) to average net assets      (1.37)%(c)     (1.27)%    (1.26)%    (1.11)%    (1.21)%
______________________________________________________________________________________________________________________
======================================================================================================================
Portfolio turnover rate                                             99%           126%       120%        74%       101%
______________________________________________________________________________________________________________________
======================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $132,216,907.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 2.06%.

                                                                                    CLASS R
                                                              ---------------------------------------------------
                                                                            YEAR ENDED OCTOBER 31,
                                                              ---------------------------------------------------
                                                               2007          2006       2005      2004      2003
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 19.53       $ 18.73    $17.78    $16.62    $12.79
-----------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                               (0.18)        (0.14)    (0.14)    (0.10)    (0.10)
-----------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)         3.95          3.49      2.51      1.68      3.93
=================================================================================================================
    Total from investment operations                             3.77          3.35      2.37      1.58      3.83
=================================================================================================================
Less distributions from net realized gains                      (2.00)        (2.55)    (1.42)    (0.42)       --
=================================================================================================================
Net asset value, end of period                                $ 21.30       $ 19.53    $18.73    $17.78    $16.62
_________________________________________________________________________________________________________________
=================================================================================================================
Total return(b)                                                 20.86%        19.52%    13.69%     9.65%    29.95%
_________________________________________________________________________________________________________________
=================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $79,655       $22,577    $8,379    $5,622    $1,154
_________________________________________________________________________________________________________________
=================================================================================================================
Ratio of expenses to average net assets                          1.45%(c)      1.51%     1.54%     1.55%(d)   1.68%
=================================================================================================================
Ratio of net investment income (loss) to average net assets     (0.87)%(c)    (0.77)%   (0.76)%   (0.61)%   (0.71)%
_________________________________________________________________________________________________________________
=================================================================================================================
Portfolio turnover rate                                            99%          126%      120%       74%      101%
_________________________________________________________________________________________________________________
=================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
(c)  Ratios are based on average daily net assets of $50,344,723.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.56%.

AIM Capital Development Fund

                                                                              INVESTOR CLASS
                                                              ----------------------------------------------
                                                                   YEAR ENDED           NOVEMBER 30, 2004
                                                                  OCTOBER 31,         (COMMENCEMENT DATE) TO
                                                              --------------------         OCTOBER 31,
                                                               2007          2006              2005
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 19.74       $18.87            $18.95
------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                               (0.13)       (0.10)            (0.09)
------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)         3.99         3.52              1.43
============================================================================================================
    Total from investment operations                             3.86         3.42              1.34
============================================================================================================
Less distributions from net realized gains                      (2.00)       (2.55)            (1.42)
============================================================================================================
Net asset value, end of period                                $ 21.60       $19.74            $18.87
____________________________________________________________________________________________________________
============================================================================================================
Total return(b)                                                 21.12%       19.78%             7.43%
____________________________________________________________________________________________________________
============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $12,237       $9,866            $6,791
____________________________________________________________________________________________________________
============================================================================================================
Ratio of expenses to average net assets                          1.20%(c)     1.26%             1.29%(d)
============================================================================================================
Ratio of net investment income to average net assets            (0.62)%(c)   (0.52)%           (0.51)%(d)
____________________________________________________________________________________________________________
============================================================================================================
Portfolio turnover rate(e)                                         99%         126%              120%
____________________________________________________________________________________________________________
============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $11,936,490.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                               INSTITUTIONAL CLASS
                                                              -----------------------------------------------------
                                                                             YEAR ENDED OCTOBER 31,
                                                              -----------------------------------------------------
                                                                2007          2006       2005       2004      2003
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  20.33       $ 19.27    $ 18.13    $16.83    $12.84
-------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                                (0.04)        (0.00)     (0.01)     0.01      0.01
-------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          4.13          3.61       2.57      1.71      3.98
===================================================================================================================
    Total from investment operations                              4.09          3.61       2.56      1.72      3.99
===================================================================================================================
Less distributions from net realized gains                       (2.00)        (2.55)     (1.42)    (0.42)       --
===================================================================================================================
Net asset value, end of period                                $  22.42       $ 20.33    $ 19.27    $18.13    $16.83
___________________________________________________________________________________________________________________
===================================================================================================================
Total return(b)                                                  21.68%        20.43%     14.52%    10.38%    31.08%
___________________________________________________________________________________________________________________
===================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $133,433       $45,017    $24,964    $   67    $   10
___________________________________________________________________________________________________________________
===================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.75%(c)      0.76%      0.81%     0.86%     0.87%
-------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.75%(c)      0.76%      0.81%     1.15%     1.25%
===================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.17)%(c)    (0.02)%    (0.03)%    0.08%     0.10%
___________________________________________________________________________________________________________________
===================================================================================================================
Portfolio turnover rate                                             99%          126%       120%       74%      101%
___________________________________________________________________________________________________________________
===================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
(c)  Ratios are based on average daily net assets of $78,017,950.

AIM Capital Development Fund


NOTE 16--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING


On July 6, 2007, the Securities and Exchange Commission ("SEC") published notice of two proposed distribution plans ("Distribution Plans") for the distribution of monies placed into two separate Fair Funds created pursuant to a settlement reached on October 8, 2004 between Invesco Funds Group, Inc. ("IFG"), A I M Advisors, Inc. ("AIM") and A I M Distributors, Inc. and the SEC (the "Order"). One of the Fair Funds consists of $325 million, plus interest and any contributions by other settling parties, for distribution to shareholders of certain mutual funds formerly advised by IFG who may have been harmed by market timing and related activity. The second Fair Fund consists of $50 million, plus interest and any contributions by other settling parties, for distribution to shareholders of mutual funds advised by AIM who may have been harmed by market timing and related activity. Comments on the Distribution Plans were due no later than August 6, 2007 and the Distribution Plans are awaiting final approval by the SEC. Distributions from the Fair Funds will begin after the SEC finally approves the Distribution Plans. The proposed Distribution Plans provide for distribution to all eligible investors, for the periods spanning January 1, 2000 through July 31, 2003 (for the IFG Fair Fund) and January 1, 2001 through September 30, 2003 (for the AIM Fair Fund), their proportionate share of the applicable Fair Fund to compensate such investors for injury they may have suffered as a result of market timing in the affected funds. The Distribution Plans include a provision for any residual amounts in the Fair Funds to be distributed in the future to the affected funds. Because the Distribution Plans have not received final approval from the SEC and distribution of the Fair Funds has not yet commenced, management of AIM and the Fund are unable to estimate the amount of distribution to be made to the Fund, if any.

    At the request of the trustees of the AIM Funds, Invesco Ltd. ("Invesco"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES


On August 30, 2005, the West Virginia Office of the State Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM's time to respond to that Order has been indefinitely suspended.

Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds; and

  - that certain AIM Funds inadequately employed fair value pricing.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in Invesco's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the Invesco defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM Capital Development Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of AIM Equity Funds and Shareholders of AIM Capital Development Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AIM Capital Development Fund (one of the funds constituting AIM Equity Funds, hereafter referred to as the "Fund") at October 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated in the three years then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the periods ended on or before October 31, 2004 were audited by another independent registered public accounting firm whose report, dated December 15, 2004, expressed an unqualified opinion on those financial highlights.

PRICEWATERHOUSECOOPERS LLP

December 19, 2007
Houston, TX

AIM Capital Development Fund

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2007, through October 31, 2007.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

    The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                                                                             HYPOTHETICAL
                                                                                       (5% ANNUAL RETURN BEFORE
                                                          ACTUAL                              EXPENSES)
                             BEGINNING           ENDING           EXPENSES           ENDING             EXPENSES          ANNUALIZED
SHARE                      ACCOUNT VALUE      ACCOUNT VALUE      PAID DURING      ACCOUNT VALUE        PAID DURING         EXPENSE
CLASS                        (5/1/07)         (10/31/07)(1)       PERIOD(2)        (10/31/07)           PERIOD(2)           RATIO
A                            $1,000.00          $1,076.80          $ 6.23           $1,019.21             $6.06             1.19%
B                             1,000.00           1,073.30           10.14            1,015.43              9.86              1.94
C                             1,000.00           1,072.80           10.14            1,015.43              9.86              1.94
R                             1,000.00           1,075.80            7.53            1,017.95              7.32              1.44
Investor                      1,000.00           1,076.80            6.23            1,019.21              6.06              1.19

(1) The actual ending account value is based on the actual total return of the Fund for the period May 1, 2007, through October 31, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

Supplement to Annual Report dated 10/31/07

AIM Capital Development Fund

                                             ==========================================
Institutional Class Shares                   AVERAGE ANNUAL TOTAL RETURNS                    PLEASE NOTE THAT PAST PERFORMANCE IS
                                             For periods ended 10/31/07                   NOT INDICATIVE OF FUTURE RESULTS. MORE
The following information has been                                                        RECENT RETURNS MAY BE MORE OR LESS THAN
prepared to provide Institutional Class      Inception (3/15/02)                 11.08%   THOSE SHOWN. ALL RETURNS ASSUME
shareholders with a performance overview      5 Years                            19.41    REINVESTMENT OF DISTRIBUTIONS AT NAV.
specific to their holdings. Institutional     1 Year                             21.68    INVESTMENT RETURN AND PRINCIPAL VALUE WILL
Class shares are offered exclusively to                                                   FLUCTUATE SO YOUR SHARES, WHEN REDEEMED,
institutional investors, including defined   AVERAGE ANNUAL TOTAL RETURNS                 MAY BE WORTH MORE OR LESS THAN THEIR
contribution plans that meet certain         For periods ended 9/30/07, most recent       ORIGINAL COST. SEE FULL REPORT FOR
criteria.                                    calendar quarter-end                         INFORMATION ON COMPARATIVE BENCHMARKS.
                                                                                          PLEASE CONSULT YOUR FUND PROSPECTUS FOR
                                             Inception (3/15/02)                 10.84%   MORE INFORMATION. FOR THE MOST CURRENT
                                              5 Years                            19.74    MONTH-END PERFORMANCE, PLEASE CALL
                                              1 Year                             23.32    800-451-4246 OR VISIT AIMINVESTMENTS.COM.
                                             ==========================================

                                             INSTITUTIONAL CLASS SHARES HAVE NO SALES
                                             CHARGE; THEREFORE, PERFORMANCE IS AT NET
                                             ASSET VALUE (NAV). PERFORMANCE OF
                                             INSTITUTIONAL CLASS SHARES WILL DIFFER
                                             FROM PERFORMANCE OF OTHER SHARE CLASSES
                                             PRIMARILY DUE TO DIFFERING SALES CHARGES
                                             AND CLASS EXPENSES.

==========================================
NASDAQ SYMBOL                        ACDVX
==========================================

Over for information on your Fund's expenses.

=======================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS,
WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES.
INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
=======================================================================================

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

AIMinvestments.com               CDV-INS-1              A I M Distributors, Inc.

                                                        [AIM INVESTMENTS LOGO]
                                                      -- REGISTERED TRADEMARK --

AIM Capital Development Fund

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2007, through October 31, 2007.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                                                                  HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE
                                                     ACTUAL                        EXPENSES)
                           BEGINNING         ENDING         EXPENSES         ENDING         EXPENSES      ANNUALIZED
                         ACCOUNT VALUE    ACCOUNT VALUE    PAID DURING    ACCOUNT VALUE    PAID DURING     EXPENSE
SHARE CLASS                (5/1/07)       (10/31/07)(1)     PERIOD(2)      (10/31/07)       PERIOD(2)       RATIO
Institutional              $1,000.00        $1,079.40         $3.88         $1,021.48         $3.77          0.74%

(1) The actual ending account value is based on the actual total return of the Fund for the period May 1, 2007, through October 31, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

AIMinvestments.com     CDV-INS-1     A I M Distributors, Inc.

AIM Capital Development Fund

Approval of Investment Advisory Agreement

The Board of Trustees (the Board) of AIM      Committee considers each Sub-Committee's    A. NATURE, EXTENT AND QUALITY OF SERVICES
Equity Funds is required under the            recommendations and makes its own              PROVIDED BY AIM
Investment Company Act of 1940 to approve     recommendations regarding the
annually the renewal of the AIM Capital       performance, fees and expenses of the AIM   The Board reviewed the advisory services
Development Fund (the Fund) investment        Funds to the full Board. Moreover, the      provided to the Fund by AIM under the
advisory agreement with A I M Advisors,       Investments Committee considers each Sub-   Fund's advisory agreement, the performance
Inc. (AIM). During contract renewal           Committee's recommendations in making its   of AIM in providing these services, and
meetings held on June 25-27, 2007, the        annual recommendation to the Board          the credentials and experience of the
Board as a whole and the disinterested or     whether to approve the continuance of       officers and employees of AIM who provide
"independent" Trustees, voting separately,    each AIM Fund's investment advisory         these services. The Board's review of the
approved the continuance of the Fund's        agreement and sub-advisory agreement, if    qualifications of AIM to provide these
investment advisory agreement for another     applicable (advisory agreements), for       services included the Board's
year, effective July 1, 2007. In doing so,    another year.                               consideration of AIM's portfolio and
the Board determined that the Fund's                                                      product review process, various back
advisory agreement is in the best interests      The independent Trustees, as mentioned   office support functions provided by AIM,
of the Fund and its shareholders and that     above, are assisted in their annual         and AIM's equity and fixed income trading
the compensation to AIM under the Fund's      evaluation of the advisory agreements by    operations. The Board concluded that the
advisory agreement is fair and reasonable.    the independent Senior Officer. One         nature, extent and quality of the advisory
                                              responsibility of the Senior Officer is     services provided to the Fund by AIM were
   The independent Trustees met separately    to manage the process by which the AIM      appropriate and that AIM currently is
during their evaluation of the Fund's         Funds' proposed management fees are         providing satisfactory advisory services
investment advisory agreement with            negotiated during the annual contract       in accordance with the terms of the Fund's
independent legal counsel from whom they      renewal process to ensure that they are     advisory agreement. In addition, based on
received independent legal advice, and the    negotiated in a manner which is at arms'    their ongoing meetings throughout the year
independent Trustees also received            length and reasonable. Accordingly, the     with the Fund's portfolio managers, the
assistance during their deliberations from    Senior Officer must either supervise a      Board concluded that these individuals are
the independent Senior Officer, a full-time   competitive bidding process or prepare an   competent and able to continue to carry
officer of the AIM Funds who reports          independent written evaluation. The         out their responsibilities under the
directly to the independent Trustees. The     Senior Officer has recommended that an      Fund's advisory agreement.
following discussion more fully describes     independent written evaluation be
the process employed by the Board to          provided and, upon the direction of the        In determining whether to continue the
evaluate the performance of the AIM Funds     Board, has prepared an independent          Fund's advisory agreement, the Board
(including the Fund) throughout the year      written evaluation.                         considered the prior relationship between
and, more specifically, during the annual                                                 AIM and the Fund, as well as the Board's
contract renewal meetings.                       During the annual contract renewal       knowledge of AIM's operations, and
                                              process, the Board considered the factors   concluded that it was beneficial to
THE BOARD'S FUND EVALUATION PROCESS           discussed below under the heading           maintain the current relationship, in
                                              "Factors and Conclusions and Summary of     part, because of such knowledge. The Board
The Board's Investments Committee has         Independent Written Fee Evaluation" in      also considered the steps that AIM and its
established three Sub-Committees which are    evaluating the fairness and                 affiliates have taken over the last
responsible for overseeing the management     reasonableness of the Fund's advisory       several years to improve the quality and
of a number of the series portfolios of the   agreement at the contract renewal           efficiency of the services they provide to
AIM Funds. This Sub- Committee structure      meetings and at their meetings throughout   the Funds in the areas of investment
permits the Trustees to focus on the          the year as part of their ongoing           performance, product line diversification,
performance of the AIM Funds that have been   oversight of the Fund. The Fund's           distribution, fund operations, shareholder
assigned to them. The Sub-Committees meet     advisory agreement was considered           services and compliance. The Board
throughout the year to review the             separately, although the Board also         concluded that the quality and efficiency
performance of their assigned funds, and      considered the common interests of all of   of the services AIM and its affiliates
the Sub-Committees review monthly and         the AIM Funds in their deliberations. The   provide to the AIM Funds in each of these
quarterly comparative performance             Board comprehensively considered all of     areas have generally improved, and support
information and periodic asset flow data      the information provided to them and did    the Board's approval of the continuance of
for their assigned funds. These materials     not identify any particular factor that     the Fund's advisory agreement.
are prepared under the direction and          was controlling. Furthermore, each
supervision of the independent Senior         Trustee may have evaluated the              B. FUND PERFORMANCE
Officer. Over the course of each year, the    information provided differently from one
Sub- Committees meet with portfolio           another and attributed different weight     The Board compared the Fund's performance
managers for their assigned funds and other   to the various factors. The Trustees        during the past one, three and five
members of management and review with these   recognized that the advisory arrangements   calendar years to the performance of funds
individuals the performance, investment       and resulting advisory fees for the Fund    in the Fund's Lipper peer group that are
objective(s), policies, strategies and        and the other AIM Funds are the result of   not managed by AIM, and against the
limitations of these funds.                   years of review and negotiation between     performance of all funds in the Lipper
                                              the Trustees and AIM, that the Trustees     Mid-Cap Growth Funds Index. The Board also
   In addition to their meetings throughout   may focus to a greater extent on certain    reviewed the methodology used by Lipper to
the year, the Sub-Committees meet at          aspects of these arrangements in some       identify the Fund's peers. The Board noted
designated contract renewal meetings each     years than others, and that the Trustees'   that the Fund's performance was above the
year to conduct an in-depth review of the     deliberations and conclusions in a          median performance of its peers for the
performance, fees and expenses of their       particular year may be based in part on     one, three and five year periods. The
assigned funds. During the contract renewal   their deliberations and conclusions of      Board noted that the Fund's performance
process, the Trustees receive comparative     these same arrangements throughout the      was above the performance of the Index for
performance and fee data regarding all the    year and in prior years.                    the one, three and five year periods. The
AIM Funds prepared by an independent                                                      Board also considered the steps AIM has
company, Lipper, Inc., under the direction    FACTORS AND CONCLUSIONS AND SUMMARY OF      taken over the last several years to
and supervision of the independent Senior     INDEPENDENT WRITTEN FEE EVALUATION          improve the quality and efficiency of the
Officer who also prepares a separate                                                      services that AIM provides to the AIM
analysis of this information for the          The discussion below serves as a summary    Funds. The Board concluded that AIM
Trustees. Each Sub-Committee then makes       of the Senior Officer's independent         continues to be responsive to the Board's
recommendations to the Investments            written evaluation, as well as a            focus on fund performance. Although the
Committee regarding the performance, fees     discussion of the material factors and      independent written evaluation of the
and expenses of their assigned funds. The     related conclusions that formed the basis   Fund's Senior Officer (discussed below)
Investments                                   for the Board's approval of the Fund's      only considered Fund performance through
                                              advisory agreement. Unless otherwise        the most recent calendar year, the Board
                                              stated, information set forth below is as   also reviewed more recent Fund performance
                                              of June 27, 2007 and does not reflect any   and this review did not change their
                                              changes that may have occurred since that   conclusions.
                                              date, including but not limited to
                                              changes to the Fund's performance,
                                              advisory fees, expense limitations and/or
                                              fee waivers.

                                                                                                                         (continued)

AIM Capital Development Fund

C. ADVISORY FEES AND FEE WAIVERS              has decreased as net assets increased       manner and in accordance with the terms
                                              because of the breakpoint. Based on this    of their contracts, and were qualified to
The Board compared the Fund's contractual     information, the Board concluded that the   continue to provide these services to the
advisory fee rate to the contractual          Fund's advisory fees appropriately          Fund.
advisory fee rates of funds in the Fund's     reflect economies of scale at current
Lipper peer group that are not managed by     asset levels. The Board also noted that        The Board considered the benefits
AIM, at a common asset level and as of the    the Fund shares directly in economies of    realized by AIM as a result of portfolio
end of the past calendar year. The Board      scale through lower fees charged by third   brokerage transactions executed through
noted that the Fund's advisory fee rate was   party service providers based on the        "soft dollar" arrangements. Under these
below the median advisory fee rate of its     combined size of all of the AIM Funds and   arrangements, portfolio brokerage
peers. The Board also reviewed the            affiliates.                                 commissions paid by the Fund and/or other
methodology used by Lipper and noted that                                                 funds advised by AIM are used to pay for
the contractual fee rates shown by Lipper     E. PROFITABILITY AND FINANCIAL RESOURCES    research and execution services. The Board
include any applicable long-term                 OF AIM                                   noted that soft dollar arrangements shift
contractual fee waivers. The Board also                                                   the payment obligation for the research
compared the Fund's contractual advisory      The Board reviewed information              and executions services from AIM to the
fee rate to the contractual advisory fee      from AIM concerning the costs of the        funds and therefore may reduce AIM's
rates of other clients of AIM and its         advisory and other services that AIM and    expenses. The Board also noted that
affiliates with investment strategies         its affiliates provide to the Fund and      research obtained through soft dollar
comparable to those of the Fund, including    the profitability of AIM and its            arrangements may be used by AIM in making
three mutual funds advised by AIM, one        affiliates in providing these services.     investment decisions for the Fund and may
mutual fund sub-advised by an AIM             The Board also reviewed information         therefore benefit Fund shareholders. The
affiliate, and one offshore fund advised      concerning the financial condition of AIM   Board concluded that AIM's soft dollar
and sub-advised by AIM affiliates. The        and its affiliates. The Board also          arrangements were appropriate. The Board
Board noted that the Fund's rate was: (i)     reviewed with AIM the methodology used to   also concluded that, based on their review
below the rates for two of the mutual funds   prepare the profitability information.      and representations made by AIM, these
and above the rate for the third mutual       The Board considered the overall            arrangements were consistent with
fund; (ii) above the subadvisory fee rate     profitability of AIM, as well as the        regulatory requirements.
for the sub-advised mutual fund, although     profitability of AIM in connection with
the advisory fee rate for such sub-advised    managing the Fund. The Board noted that        The Board considered the fact that the
mutual fund was above the Fund's; and (iii)   AIM continues to operate at a net profit,   Fund's uninvested cash and cash collateral
below the advisory fee rate for the           although increased expenses in recent       from any securities lending arrangements
offshore fund.                                years have reduced the profitability of     may be invested in money market funds
                                              AIM and its affiliates. The Board           advised by AIM pursuant to procedures
   The Board noted that AIM has proposed      concluded that the Fund's advisory fees     approved by the Board. The Board noted
that the contractual advisory fee waiver      were fair and reasonable, and that the      that AIM will receive advisory fees from
that had been formerly committed to by AIM    level of profits realized by AIM and its    these affiliated money market funds
through at least June 30, 2007 expire on      affiliates from providing services to the   attributable to such investments, although
such date and that AIM has not proposed any   Fund was not excessive in light of the      AIM has contractually agreed to waive the
fee waivers or expense limitations for the    nature, quality and extent of the           advisory fees payable by the Fund with
Fund. However, the Board also noted that at   services provided. The Board considered     respect to its investment of uninvested
its current asset level the Fund has an       whether AIM is financially sound and has    cash in these affiliated money market
effective fee rate under its contractual      the resources necessary to perform its      funds through at least June 30, 2008. The
advisory fee schedule that is lower than      obligations under the Fund's advisory       Board considered the contractual nature of
the fee rate under the contractual advisory   agreement, and concluded that AIM has the   this fee waiver and noted that it remains
fee waiver and that AIM therefore is not      financial resources necessary to fulfill    in effect until at least June 30, 2008.
currently waiving any of the Fund's           these obligations.                          The Board concluded that the Fund's
advisory fees. The Board noted that AIM's                                                 investment of uninvested cash and cash
recommendation was made in response to the    F. INDEPENDENT WRITTEN EVALUATION OF THE    collateral from any securities lending
recommendation of the independent Senior         FUND'S SENIOR OFFICER                    arrangements in the affiliated money
Officer that AIM consider whether the                                                     market funds is in the best interests of
advisory fee waivers for certain equity AIM   The Board noted that, upon their            the Fund and its shareholders.
Funds, including the Fund, should be          direction, the Senior Officer of the
simplified. The Board concluded that it was   Fund, who is independent of AIM and AIM's
not necessary at this time to discuss with    affiliates, had prepared an independent
AIM whether to implement any such waivers     written evaluation to assist the Board in
or expense limitations because the Fund's     determining the reasonableness of the
overall expense ratio was below the median    proposed management fees of the AIM
expense ratio of the funds in the Fund's      Funds, including the Fund. The Board
Lipper peer group that are not managed by     noted that they had relied upon the
AIM.                                          Senior Officer's written evaluation
                                              instead of a competitive bidding process.
   After taking account of the Fund's         In determining whether to continue the
contractual advisory fee rate, as well as     Fund's advisory agreement, the Board
the comparative advisory fee information      considered the Senior Officer's written
discussed above, the Board concluded that     evaluation.
the Fund's advisory fees were fair and
reasonable.                                   G. COLLATERAL BENEFITS TO AIM AND ITS
                                                 AFFILIATES
D. ECONOMIES OF SCALE AND BREAKPOINTS
                                              The Board considered various
The Board considered the extent to which      other benefits received by AIM and its
there are economies of scale in AIM's         affiliates resulting from AIM's
provision of advisory services to the Fund.   relationship with the Fund, including the
The Board also considered whether the Fund    fees received by AIM and its affiliates
benefits from such economies of scale         for their provision of administrative,
through contractual breakpoints in the        transfer agency and distribution services
Fund's advisory fee schedule or through       to the Fund. The Board considered the
advisory fee waivers or expense               performance of AIM and its affiliates in
limitations. The Board noted that the         providing these services and the
Fund's contractual advisory fee schedule      organizational structure employed by AIM
includes one breakpoint and that the level    and its affiliates to provide these
of the Fund's advisory fees, as a             services. The Board also considered that
percentage of the Fund's net assets,          these services are provided to the Fund
                                              pursuant to written contracts which are
                                              reviewed and approved on an annual basis
                                              by the Board. The Board concluded that
                                              AIM and its affiliates were providing
                                              these services in a satisfactory

AIM Capital Development Fund

TAX INFORMATION

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

  The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state's requirement.

  The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended October 31, 2007:

       FEDERAL AND STATE INCOME TAX

         Long-Term Capital Gain Dividends                     $113,009,873
         Qualified Dividend Income*                                  15.61%
         Corporate Dividends Received Deduction*                     14.40%

       * The above percentages are based on ordinary income dividends paid to shareholders during the fund's fiscal year.

       NON-RESIDENT ALIEN SHAREHOLDERS

         Qualified Interest Income**                                     0%

       ** The above percentage is based on income dividends paid to shareholders during the fund's fiscal year.

ADDITIONAL NON-RESIDENT ALIEN SHAREHOLDER INFORMATION

The percentages of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended January 31, 2007, April 30, 2007, July 31, 2007 and October 31, 2007 were 5.96%, 7.28%, 7.42%, and 9.89%, respectively.

AIM Capital Development Fund

TRUSTEES AND OFFICERS



The address of each trustee and officer of AIM Equity Funds (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Each trustee oversees 104 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

                                                                                       OTHER
                                  TRUSTEE                                              TRUSTEESHIP(S)/
NAME, YEAR OF BIRTH AND           AND/OR                                               DIRECTORSHIP(S)
POSITION(S) HELD WITH THE         OFFICER    PRINCIPAL OCCUPATION(S)                   HELD BY
TRUST                             SINCE      DURING PAST 5 YEARS                       TRUSTEE/ DIRECTOR
-------------------------------------------------------------------------------------------------------------------------
 Interested Persons
-------------------------------------------------------------------------------------------------------------------------

  Martin L. Flanagan(1) -- 1960   2007       Director, Chief Executive Officer and     None
  Trustee                                    President, Invesco Ltd. (ultimate parent
                                             of AIM and a global investment
                                             management firm) and, INVESCO PLC
                                             (parent of AIM and a global investment
                                             management firm); Chairman, A I M
                                             Advisors, Inc. (registered investment
                                             advisor); Director, Chairman, Chief
                                             Executive Officer and President, IVZ
                                             Inc. (holding company); and INVESCO
                                             North American Holdings, Inc. (holding
                                             company); Chairman and President,
                                             INVESCO Group Services, Inc. (service
                                             provider); Trustee, The AIM Family of
                                             Funds(R); Vice Chairman, Investment
                                             Company Institute; and Member of
                                             Executive Board, SMU Cox School of
                                             Business

                                             Formerly: Chairman, Investment Company
                                             Institute; President, Co-Chief Executive
                                             Officer, Co-President, Chief Operating
                                             Officer and Chief Financial Officer,
                                             Franklin Resources, Inc. (global
                                             investment management organization)
-------------------------------------------------------------------------------------------------------------------------

  Philip A. Taylor(2) -- 1954     2006       Director, Chief Executive Officer and     None
  Trustee, President and                     President, AIM Mutual Fund Dealer Inc.
  Principal                                  (registered broker dealer), A I M
  Executive Officer                          Advisors, Inc., AIM Funds Management
                                             Inc. d/b/a INVESCO Enterprise Services
                                             (registered investment advisor and
                                             registered transfer agent) and 1371
                                             Preferred Inc. (holding company);
                                             Director, Chairman, Chief Executive
                                             Officer and President, A I M Management
                                             Group Inc. (financial services holding
                                             company) and A I M Capital Management,
                                             Inc. (registered investment advisor);
                                             Director and President, INVESCO Funds
                                             Group, Inc. (registered investment
                                             advisor and register transfer agent) and
                                             AIM GP Canada Inc. (general partner for
                                             a limited partnership); Director, A I M
                                             Distributors, Inc. (registered broker
                                             dealer); Director and Chairman, AIM
                                             Investment Services, Inc. (registered
                                             transfer agent) and INVESCO
                                             Distributors, Inc. (registered broker
                                             dealer); Director, President and
                                             Chairman, IVZ Callco Inc. (holding
                                             company), INVESCO Inc. (holding company)
                                             and AIM Canada Holdings Inc. (holding
                                             company); Director and Chief Executive
                                             Officer, AIM Trimark Corporate Class
                                             Inc. (formerly AIM Trimark Global Fund
                                             Inc.) (corporate mutual fund company)
                                             and AIM Trimark Canada Fund Inc.
                                             (corporate mutual fund company);
                                             Trustee, President and Principal
                                             Executive Officer of The AIM Family of
                                             Funds--Registered Trademark-- (other
                                             than AIM Treasurer's Series Trust,
                                             Short-Term Investments Trust and
                                             Tax-Free Investments Trust); Trustee and
                                             Executive Vice President, The AIM Family
                                             of Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free
                                             Investments Trust only); and Manager,
                                             PowerShares Capital Management LLC

                                             Formerly: Director and Chairman, Fund
                                             Management Company (registered broker
                                             dealer); President and Principal
                                             Executive Officer, The AIM Family of
                                             Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free
                                             Investments Trust only); Chairman, AIM
                                             Canada Holdings, Inc.; President, AIM
                                             Trimark Global Fund Inc. and AIM Trimark
                                             Canada Fund Inc.; and Director, Trimark
                                             Trust (federally regulated Canadian
                                             Trust Company)
-------------------------------------------------------------------------------------------------------------------------
 Independent Trustees
-------------------------------------------------------------------------------------------------------------------------

  Bruce L. Crockett -- 1944       1993       Chairman, Crockett Technology Associates  ACE Limited (insurance company);
  Trustee and Chair                          (technology consulting company)           and Captaris, Inc. (unified
                                                                                       messaging provider)
-------------------------------------------------------------------------------------------------------------------------

  Bob R. Baker -- 1936            2003       Retired                                   None
  Trustee
-------------------------------------------------------------------------------------------------------------------------

  Frank S. Bayley -- 1939         2001       Retired                                   Badgley Funds, Inc. (registered
  Trustee                                                                              investment company) (2 portfolios)
                                             Formerly: Partner, law firm of Baker &
                                             McKenzie
-------------------------------------------------------------------------------------------------------------------------

  James T. Bunch -- 1942          2003       Founder, Green, Manning & Bunch Ltd.,     None
  Trustee                                    (investment banking firm); and Director,
                                             Policy Studies, Inc. and Van Gilder
                                             Insurance Corporation
-------------------------------------------------------------------------------------------------------------------------

  Albert R. Dowden -- 1941        2000       Director of a number of public and        None
  Trustee                                    private business corporations, including
                                             the Boss Group Ltd. (private investment
                                             and management); Reich & Tang Funds
                                             (Chairman) (registered investment
                                             company) (7 portfolios), Daily Income
                                             Fund (4 portfolios), California Daily
                                             Tax Free Income Fund, Inc., Connecticut
                                             Daily Tax Free Income Fund, Inc. and New
                                             Jersey Daily Municipal Fund, Inc.,
                                             Annuity and Life Re (Holdings), Ltd.
                                             (insurance company), and Homeowners of
                                             America Holding Corporation (property
                                             casualty company)

                                             Formerly: Director, CompuDyne
                                             Corporation (provider of product and
                                             services to the public security market);
                                             Director, President and Chief Executive
                                             Officer, Volvo Group North America,
                                             Inc.; Senior Vice President, AB Volvo;
                                             Director of various affiliated Volvo
                                             companies; and Director, Magellan
                                             Insurance Company
-------------------------------------------------------------------------------------------------------------------------

  Jack M. Fields -- 1952          1997       Chief Executive Officer, Twenty First     Administaff
  Trustee                                    Century Group, Inc. (government affairs
                                             company); and Owner and Chief Executive
                                             Officer, Dos Angelos Ranch, L.P.
                                             (cattle, hunting, corporate
                                             entertainment), and Discovery Global
                                             Education Fund (non-profit)
                                             Formerly: Chief Executive Officer,
                                             Texana Timber LP (sustainable forestry
                                             company)

-------------------------------------------------------------------------------------------------------------------------

  Carl Frischling -- 1937         1988       Partner, law firm of Kramer Levin         Director, Reich & Tang Funds) (7
  Trustee                                    Naftalis and Frankel LLP                  portfolios)
-------------------------------------------------------------------------------------------------------------------------

  Prema Mathai-Davis -- 1950      1998       Formerly: Chief Executive Officer, YWCA   None
  Trustee                                    of the USA
-------------------------------------------------------------------------------------------------------------------------

  Lewis F. Pennock -- 1942        1988       Partner, law firm of Pennock & Cooper     None
  Trustee
-------------------------------------------------------------------------------------------------------------------------

  Ruth H. Quigley -- 1935         2001       Retired                                   None
  Trustee
-------------------------------------------------------------------------------------------------------------------------

  Larry Soll -- 1942              2003       Retired                                   None
  Trustee
-------------------------------------------------------------------------------------------------------------------------

  Raymond Stickel, Jr. -- 1944    2005       Retired                                   None
  Trustee                                    Formerly: Partner, Deloitte & Touche;
                                             and Director, Mainstay VP Series Funds,
                                             Inc. (25 portfolios)
-------------------------------------------------------------------------------------------------------------------------

(1) Mr. Flanagan was appointed as Trustee of the Trust on February 24, 2007. Mr. Flanagan is considered an interested person of the Trust because he is an officer of the advisor to the Trust, and an officer and a director of INVESCO PLC, parent of the advisor to the Trust.
(2) Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

AIM Capital Development Fund

                                                                                       OTHER
                                  TRUSTEE                                              TRUSTEESHIP(S)/
NAME, YEAR OF BIRTH AND           AND/OR                                               DIRECTORSHIP(S)
POSITION(S) HELD WITH THE         OFFICER    PRINCIPAL OCCUPATION(S)                   HELD BY TRUSTEE/
TRUST                             SINCE      DURING PAST 5 YEARS                       DIRECTOR
-------------------------------------------------------------------------------------------------------------------------
 Other Officers
-------------------------------------------------------------------------------------------------------------------------

  Russell C. Burk -- 1958         2005       Senior Vice President and Senior Officer  N/A
  Senior Vice President and                  of The AIM Family of Funds--Registered
  Senior Officer                             Trademark--
                                             Formerly: Director of Compliance and
                                             Assistant General Counsel, ICON
                                             Advisers, Inc.; Financial Consultant,
                                             Merrill Lynch; General Counsel and
                                             Director of Compliance, ALPS Mutual
                                             Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------

  John M. Zerr -- 1962            2006       Director, Senior Vice President,          N/A
  Senior Vice President, Chief               Secretary and General Counsel, A I M
  Legal Officer and Secretary                Management Group Inc., A I M Advisors,
                                             Inc. and A I M Capital Management, Inc.;
                                             Director, Vice President and Secretary,
                                             AIM Investment Services, Inc. and
                                             INVESCO Distributors, Inc.; Director,
                                             Senior Vice President and Secretary,
                                             A I M Distributors, Inc.; Director and
                                             Vice President, INVESCO Funds Group
                                             Inc.; Senior Vice President, Chief Legal
                                             Officer and Secretary of The AIM Family
                                             of Funds--Registered Trademark--; and
                                             Manager, PowerShares Capital Management
                                             LLC

                                             Formerly: Director, Vice President and
                                             Secretary, Fund Management Company; Vice
                                             President, A I M Capital Management,
                                             Inc.; Chief Operating Officer, Senior
                                             Vice President, General Counsel and
                                             Secretary, Liberty Ridge Capital, Inc.
                                             (an investment adviser); Vice President
                                             and Secretary, PBHG Funds (an investment
                                             company); Vice President and Secretary,
                                             PBHG Insurance Series Fund (an
                                             investment company); General Counsel and
                                             Secretary, Pilgrim Baxter Value
                                             Investors (an investment adviser); Chief
                                             Operating Officer, General Counsel and
                                             Secretary, Old Mutual Investment
                                             Partners (a broker-dealer); General
                                             Counsel and Secretary, Old Mutual Fund
                                             Services (an administrator); General
                                             Counsel and Secretary, Old Mutual
                                             Shareholder Services (a shareholder
                                             servicing center); Executive Vice
                                             President, General Counsel and
                                             Secretary, Old Mutual Capital, Inc. (an
                                             investment adviser); and Vice President
                                             and Secretary, Old Mutual Advisors Funds
                                             (an investment company)
-------------------------------------------------------------------------------------------------------------------------

  Lisa O. Brinkley -- 1959        2004       Global Compliance Director, INVESCO PLC;  N/A
  Vice President                             and Vice President of The AIM Family of
                                             Funds--Registered Trademark--

                                             Formerly: Senior Vice President, A I M
                                             Management Group Inc. (financial
                                             services holding company); Senior Vice
                                             President and Chief Compliance Officer,
                                             A I M Advisors, Inc. and The AIM Family
                                             of Funds--Registered Trademark--; Vice
                                             President and Chief Compliance Officer,
                                             A I M Capital Management, Inc. and A I M
                                             Distributors, Inc.; Vice President, AIM
                                             Investment Services, Inc. and Fund
                                             Management Company; Senior Vice
                                             President and Chief Compliance Officer
                                             of The AIM Family of Funds--Registered
                                             Trademark--; and Senior Vice President
                                             and Compliance Director, Delaware
                                             Investments Family of Funds
-------------------------------------------------------------------------------------------------------------------------

  Kevin M. Carome -- 1956         2003       Senior Vice President and General
  Vice President                             Counsel, INVESCO PLC; Director, INVESCO
                                             Funds Group, Inc.; Director and
                                             Secretary, IVZ, Inc. and INVESCO Group
                                             Services, Inc.; Secretary, INVESCO North
                                             American Holdings, Inc.; and Vice
                                             President of The AIM Family of
                                             Funds--Registered Trademark--

                                             Formerly: Director, Senior Vice           N/A
                                             President, Secretary and General
                                             Counsel, A I M Management Group Inc. and
                                             A I M Advisors, Inc.; Senior Vice
                                             President, A I M Distributors, Inc.;
                                             Director, General Counsel and Vice
                                             President, Fund Management Company; Vice
                                             President, A I M Capital Management,
                                             Inc. and AIM Investment Services, Inc.;
                                             Senior Vice President, Chief Legal
                                             Officer and Secretary of The AIM Family
                                             of Funds--Registered Trademark--;
                                             Director and Vice President, INVESCO
                                             Distributors, Inc.; Chief Executive
                                             Officer and President, INVESCO Funds
                                             Group, Inc.; and Senior Vice President
                                             and General Counsel, Liberty Financial
                                             Companies, Inc.
-------------------------------------------------------------------------------------------------------------------------

  Sidney M. Dilgren -- 1961       2004       Vice President, A I M Advisors, Inc. and  N/A
  Vice President, Principal                  A I M Capital Management, Inc.; and Vice
  Financial Officer and                      President, Treasurer and Principal
  Treasurer                                  Financial Officer of The AIM Family of
                                             Funds--Registered Trademark--

                                             Formerly: Fund Treasurer, A I M
                                             Advisors, Inc.; Senior Vice President,
                                             AIM Investment Services, Inc.; and Vice
                                             President, A I M Distributors, Inc.
-------------------------------------------------------------------------------------------------------------------------

  Karen Dunn Kelley -- 1960       2004       Head of INVESCO's World Wide Fixed        N/A
  Vice President                             Income and Cash Management Group;
                                             Director of Cash Management and Senior
                                             Vice President, A I M Advisors, Inc. and
                                             A I M Capital Management, Inc; Executive
                                             Vice President, A I M Distributors,
                                             Inc.; Senior Vice President, A I M
                                             Management Group Inc.; Vice President,
                                             The AIM Family of Funds--Registered
                                             Trademark-- (other than AIM Treasurer's
                                             Series Trust, Short-Term Investments
                                             Trust and Tax-Free Investments Trust);
                                             and President and Principal Executive
                                             Officer, The AIM Family of
                                             Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free
                                             Investments Trust only)
                                             Formerly: Director and President, Fund
                                             Management Company; Chief Cash
                                             Management Officer and Managing
                                             Director, A I M Capital Management,
                                             Inc.; Vice President, A I M Advisors,
                                             Inc. and The AIM Family of
                                             Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free
                                             Investments Trust only)
-------------------------------------------------------------------------------------------------------------------------

  Lance A. Rejsek -- 1967         2005       Anti-Money Laundering Compliance          N/A
  Anti-Money Laundering                      Officer, A I M Advisors, Inc., A I M
  Compliance Officer                         Capital Management, Inc., A I M
                                             Distributors, Inc., AIM Investment
                                             Services, Inc., AIM Private Asset
                                             Management, Inc. and The AIM Family of
                                             Funds--Registered Trademark--
                                             Formerly: Anti-Money Laundering
                                             Compliance Officer, Fund Management
                                             Company; and Manager of the Fraud
                                             Prevention Department, AIM Investment
                                             Services, Inc.
-------------------------------------------------------------------------------------------------------------------------

  Todd L. Spillane -- 1958        2006       Senior Vice President, A I M Management   N/A
  Chief Compliance Officer                   Group Inc.; Senior Vice President and
                                             Chief Compliance Officer, A I M
                                             Advisors, Inc. and A I M Capital
                                             Management, Inc.; Chief Compliance
                                             Officer of The AIM Family of
                                             Funds--Registered Trademark--, INVESCO
                                             Global Asset Management (N.A.), Inc.,
                                             (registered investment advisor), INVESCO
                                             Institutional (N.A.), Inc., (registered
                                             investment advisor), INVESCO Private
                                             Capital Investments, Inc. (holding
                                             company), INVESCO Private Capital, Inc.
                                             (registered investment advisor) and
                                             INVESCO Senior Secured Management, Inc.
                                             (registered investment advisor); and
                                             Vice President, A I M Distributors, Inc.
                                             and AIM Investment Services, Inc.

                                             Formerly: Vice President, A I M Capital
                                             Management, Inc. and Fund Management
                                             Company; Global Head of Product
                                             Development, AIG-Global Investment
                                             Group, Inc.; and Chief Compliance
                                             Officer and Deputy General Counsel,
                                             AIG-SunAmerica Asset Management
-------------------------------------------------------------------------------------------------------------------------

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246.

OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS
11 Greenway Plaza             A I M Advisors, Inc.     A I M Distributors,      PricewaterhouseCoopers
Suite 100                     11 Greenway Plaza        Inc.                     LLP
Houston, TX 77046-1173        Suite 100                11 Greenway Plaza        1201 Louisiana Street
                              Houston, TX 77046-1173   Suite 100                Suite 2900
                                                       Houston, TX 77046-1173   Houston, TX 77002-5678

COUNSEL TO THE FUND           COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
Ballard Spahr                 INDEPENDENT TRUSTEES     AIM Investment           State Street Bank and
Andrews & Ingersoll, LLP      Kramer, Levin, Naftalis  Services, Inc.           Trust
1735 Market Street, 51st      & Frankel LLP            P.O. Box 4739            Company
Floor                         1177 Avenue of the       Houston, TX 77210-4739   225 Franklin Street
Philadelphia, PA 19103-7599   Americas                                          Boston, MA 02110-2801
                              New York, NY 10036-2714

                            [EDELIVERY                              Fund holdings and proxy voting information
                           GO PAPERLESS
                   AIMINVESTMENTS.COM/EDELIVERY                     The Fund provides a complete list of its holdings four times in
                             GRAPHIC]                               each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual
REGISTER FOR EDELIVERY                                              reports to shareholders. For the first and third quarters, the
                                                                    Fund files the lists with the Securities and Exchange Commission
eDelivery is the process of receiving your fund and account         (SEC) on Form N-Q. The most recent list of portfolio holdings is
information via e-mail. Once your quarterly statements, tax         available at AIMinvestments.com. From our home page, click on
forms, fund reports, and prospectuses are available, we will send   Products & Performance, then Mutual Funds, then Fund Overview.
you an e-mail notification containing links to these documents.     Select your Fund from the drop-down menu and click on Complete
For security purposes, you will need to log in to your account to   Quarterly Holdings. Shareholders can also look up the Fund's
view your statements and tax forms.                                 Forms N-Q on the SEC Web site at sec.gov. Copies of the Fund's
                                                                    Forms N-Q may be reviewed and copied at the SEC Public Reference
WHY SIGN UP?                                                        Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information
Register for eDelivery to:                                          about duplicating fee charges, by calling 202-942-8090 or
                                                                    800-732-0330, or by electronic request at the following e-mail
o  save your Fund the cost of printing and postage.                 address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-01424 and 002-25469.
o  reduce the amount of paper you receive.
                                                                    A description of the policies and procedures that the Fund uses
o  gain access to your documents faster by not waiting for the      to determine how to vote proxies relating to portfolio
   mail.                                                            securities is available without charge, upon request, from our
                                                                    Client Services department at 800-959-4246 or on the AIM Web
o  view your documents online anytime at your convenience.          site, AIMinvestments.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the
o  save the documents to your personal computer or print them out   SEC Web site, sec.gov.
   for your records.
                                                                    Information regarding how the Fund voted proxies related to its
HOW DO I SIGN UP?                                                   portfolio securities during the 12 months ended June 30, 2007, is available at our Web site. Go to AIMinvestments.com, access
It's easy. Just follow these simple steps:                          the About Us tab, click on Required Notices and then click on
                                                                    Proxy Voting Activity. Next, select the Fund from the drop-down
1. Log in to your account.                                          menu. The information is also available on the SEC Web site,
                                                                    sec.gov.
2. Click on the "Service Center" tab.
                                                                    If used after January 20, 2008, this report must be accompanied
3. Select "Register for eDelivery" and complete the consent         by a Fund fact sheet or by an AIM Quarterly Performance Review
   process.                                                         for the most recent quarter-end. Mutual funds and
                                                                    exchange-traded funds distributed by A I M Distributors, Inc.
This AIM service is provided by AIM Investment Services, Inc.
                                                                    CDV-AR-1    A I M Distributors, Inc.

                                                                                                            [AIM INVESTMENTS LOGO]
                                                                                                          -- REGISTERED TRADEMARK --

DOMESTIC EQUITY

                                AIM Charter Fund
                                Annual Report to Shareholders o October 31, 2007

Large-Cap Blend

Table of Contents

Letters to Shareholders .........    2
Performance Summary .............    4
Management Discussion ...........    4
Long-term Fund Performance ......    6
Supplemental Information ........    8
Schedule of Investments .........    9
Financial Statements ............   12
Notes to Financial Statements ...   15
Financial Highlights ............   23
Auditor's Report ................   27
Fund Expenses ...................   28
Approval of Advisory Agreement ..   29             [COVER GLOBE IMAGE]
Tax Information .................   31
Trustees and Officers ...........   32

[AIM INVESTMENT SOLUTIONS]

         [GRAPHIC]   [GRAPHIC]

         [DOMESTIC    [FIXED
          EQUITY]    INCOME]

[GRAPHIC]   [GRAPHIC]     [GRAPHIC]

 [TARGET     [TARGET    [DIVERSIFIED
  RISK]     MATURITY]    PORTFOLIOS]

     [GRAPHIC]      [GRAPHIC]

      [SECTOR    [INTERNATIONAL/
      EQUITY]     GLOBAL EQUITY]

  [AIM INVESTMENTS LOGO]
-- REGISTERED TRADEMARK --

AIM Charter Fund

                         Dear Shareholders of the AIM Family of Funds:

                         I'm pleased to provide you with this report, which includes a discussion of how your Fund was managed during the period under review and factors that affected its performance. The following pages contain important information that answers questions you may have about your investment.
     [TAYLOR
      PHOTO]                Despite notable volatility at points throughout the fiscal year ended October 31, 2007, major stock market indexes in the U.S. and abroad generally performed well. Reasons for their favorable performance included positive economic growth, particularly overseas; strong corporate profits; and action by the
                         U.S. Federal Reserve Board (the Fed) to reassure skittish markets, among other factors.
  Philip Taylor
                            At its September 18, 2007, meeting, the Fed cut the federal funds target rate for the first time since
                         June 2003.(1) The cut followed 17 rate increases from June 2004 to June 2006(1) and was intended to address investor concerns about a weak housing market generally and problems in the subprime mortgage market specifically. The Fed's action triggered an immediate and broad stock market rally. The Fed cut this key interest rate again on October 31, 2007.(1)

                            At AIM Investments --REGISTERED TRADEMARK--, we know that market conditions change--often suddenly and sometimes dramatically. We can help you deal with market volatility by offering a broad range of mutual funds, including:

                         o  Domestic, global and international equity funds

                         o  Taxable and tax-exempt fixed-income funds

                         o  Allocation portfolios, with risk/return characteristics to match your needs

                         o  AIM Independence Funds--target-maturity funds that combine retail mutual funds and PowerShares
                            --REGISTERED TRADEMARK-- exchange-traded funds--with risk/return characteristics that change as your target retirement date nears

                            I encourage you to talk with your financial advisor if you have concerns about your portfolio. We believe in the value of working with a trusted financial advisor who can recommend AIM funds that are appropriate for your portfolio and that address your long-term investment goals and risk tolerance regardless of prevailing short-term market conditions.

                         IN CONCLUSION

                         My colleague, Bob Graham, recently announced his decision to step down as vice chair of the AIM Funds board of directors. In 1976, Bob was one of three men who co-founded AIM. In the three decades since, he has been instrumental in transforming AIM from a small investment management firm into one of America's most respected mutual fund companies--and, in 1997, into a global independent retail and institutional investment manager.

                            In May, with shareholder approval, AIM Investments' parent company changed its name from AMVESCAP PLC to Invesco Ltd., uniting our worldwide operations and global expertise under one new name. While the name of our parent company may be new to you, I can assure you that our commitment to excellent customer service remains unchanged. Our highly trained, courteous client service representatives are eager to answer your questions, provide you with product information or assist you with account transactions. I encourage you to give us an opportunity to serve you by calling us at 800-959-4246.

                            We at AIM are committed to helping you achieve your financial goals. We work every day to earn your trust, and we're grateful for the confidence you've placed in us.

                         Sincerely,


                         /S/ PHILIP TAYLOR

                         Philip Taylor
                         President - AIM Funds
                         CEO, AIM Investments

                         December 17, 2007

                         Source: (1)U.S. Federal Reserve Board

                         AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I
                         M Capital Management, Inc. are the investment advisors. A I M Distributors, Inc. is the distributor for the retail mutual funds represented by AIM Investments and the PowerShares Exchange-Traded Fund Trust.

AIM Charter Fund

                         Dear Fellow Shareholders:

                         In overseeing the management of the AIM family of funds on your behalf, your Board of Trustees of the AIM
                         Funds continues to focus on improved investment performance, reduced shareholder costs, and high ethical standards.
      [CROCKETT
        PHOTO]              Your Board welcomes two new members: Marty Flanagan, President and CEO of INVESCO, AIM's parent company, and Phil Taylor, who was named CEO of AIM Investments --REGISTERED TRADEMARK-- in April 2006. Robert
                         Graham, who has given more than 30 years of leadership to the company and the mutual fund industry since founding AIM in 1976, has retired, stepping down in the process from his most recent role as vice
  Bruce L. Crockett      chairman of the Board. We thank Bob for his many contributions and wish him a long and happy future.

                            Our review of fund performance has shown healthy progress, but the process is necessarily one of continuous improvement. In general, as of October 31, 2007, we have seen persistent investment discipline and more consistently good results. While this statement may not apply to every AIM Fund all the time, as
                         I write this letter, the overall trend in fund management and performance has been positive.

                            The investment management talent at AIM has recently been enhanced by the promotion of Karen Dunn Kelley to Head of INVESCO's Worldwide Fixed Income as well as Director of AIM Global and Cash Management, with responsibility for all fixed income and money market funds that serve both institutional and individual investors. Under Karen's direction, AIM's cash management organization grew to one of the world's largest and most respected, with top-tier performance. The operations now combined under her charge represent more than $150 billion in assets, 120 investment professionals, and products that span the entire yield curve (as of October 31, 2007).

                            In other news, your Board took a more active role in preparing for "proxy season," the period when fund managers must vote the shares held by their funds "for" or "against" various proposals on the ballots of the issuing companies. Beginning in the 2007 proxy season, AIM implemented new proxy voting policies, developed by management in conjunction with an ad hoc Board committee, which provided a solid framework for properly evaluating and executing the many decisions the AIM Funds are required to make to vote shares.

                            In general, the AIM Funds voted for proposals that would allow shareholders a greater role in election of directors, proxy access and "say for pay." The AIM Funds voted against directors whom AIM believed failed to govern well in cases of corporate mismanagement, such as the backdating of options grants, and against "poison pill" and "take under" proposals that would favor the financial interests of managers at the expense of investors in the case of a merger or acquisition. You can view the proxy votes cast for your fund by going to AIMinvestments.com. Click the "About Us" tab, then go to "Required Notices" and
                         "Proxy Voting Activity."

                            Additionally, your Board raised the amount its members are recommended to invest in the AIM Funds within three years of joining the Board, with the goal of aligning our interests even more closely with yours.

                            Furthermore, at our June meeting we renewed the investment advisory contracts between the AIM Funds and
                         AIM for another year, applying the same rigorous evaluation process that was enhanced and formalized in
                         2005. For more information on this process, please visit AIMinvestments.com. Click on the "Products and
                         Performance" tab and go to "Investment Advisory Agreement Renewals."

                            Your Board's ability to best represent your interests depends on our knowledge of your opinions and concerns. Please send me an email (bruce@brucecrockett.com) with your thoughts on the following:

                            1) How important is it to you to hear about your Board's decisions and activities in these letters?

                            2) What other information (on overall performance, specific funds, managers, etc.) would make the letters more meaningful to you?

                            3) Would you prefer that communications from your Board continue to be delivered in paper form by regular mail or be sent electronically by email?

                            If you would prefer to communicate through a quick online survey, please go to AIMinvestments.com and provide your responses there.

                            We need to hear from you to do our best job, and I look forward to your responses.

                         Sincerely,


                         /S/ BRUCE L. CROCKETT

                         Bruce L. Crockett
                         Independent Chair
                         AIM Funds Board of Directors

                         December 17, 2007

                         AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I
                         M Capital Management, Inc. are the investment advisors. A I M Distributors, Inc. is the distributor for the retail mutual funds represented by AIM Investments and the PowerShares Exchange-Traded Fund Trust.

AIM Charter Fund

Management's discussion of Fund performance                                        o Business analysis to determine
                                                                                   competitive positioning
================================================================================
                                                                                   o Valuation analysis to identify
PERFORMANCE SUMMARY                                                                attractively valued companies

For the fiscal year ended October 31, 2007, AIM Charter Fund, excluding               Financial analysis provides vital insight
applicable sales charges, delivered positive returns for shareholders,             into historical and potential returns on
outperforming the broad market S&P 500 Index as well as the Fund's                 invested capital, a key indicator of
style-specific benchmark, the Russell 1000 Index.* Overall results were driven     business quality and the caliber of
in part by strength in our information technology (IT), energy and non-U.S         management. Business analysis allows us to
holdings. Additionally, our index-relative results were helped by an avoidance     identify key drivers of the company,
of turbulence in the financials sector and weakness in consumer discretionary.     understand industry challenges and
                                                                                   evaluate the sustainability of competitive
     Your Fund's long-term performance appears later in this report.               advantages. Both the financial and
                                                                                   business analyses serve as a basis to
FUND VS. INDEXES                                                                   construct valuation models that help us
                                                                                   estimate a company's value. We use three
Total returns, 10/31/06-10/31/07, excluding applicable sales charges. If sales     primary valuation techniques, including
charges were included, returns would be lower.                                     discounted cash flow, traditional
                                                                                   valuation multiples and net asset value.
Class A Shares                                          16.44%
Class B Shares                                          15.56                         We consider selling a stock when:
Class C Shares                                          15.58
Class R Shares                                          16.12                      o It exceeds our target price.
S&P 500 Index* (Broad Market Index)                     14.55
Russell 1000 Index* (Style-Specific Index)              15.03                      o We have not seen a demonstrable
Lipper Large-Cap Core Funds Indexo (Peer Group Index)   15.02                      improvement in fundamentals.
SOURCE: *LIPPER INC.
                                                                                   o More compelling investments opportunity
================================================================================   exists.

How we invest                                We conduct fundamental research of    Market conditions and your Fund
                                          companies to gain a thorough
We manage your Fund as a core fund,       understanding of their business          For the fiscal year ending October 31,
seeking to provide upside potential as    prospects, appreciation potential and    2007, we delivered a double-digit return
well as a measure of protection in        return on invested capital (ROIC). The   for shareholders and outperformed our
difficult markets. As part of an          process we use to identify potential     style-specific and broad market indexes
overall well-diversified asset            investments for the Fund includes        the Russell 1000 Index and S&P 500 Index.1
allocation strategy, the Fund can serve   three phases:                            We worked diligently to provide
as a cornerstone within an overall                                                 shareholders with a wealth creation
portfolio to complement more aggressive   o Financial analysis to evaluate         strategy that takes a full market cycle
value and growth investments.             returns on invested capital and          perspective (over bull and bear markets)
                                          capital allocation                       and can serve as a source of stability
                                                                                   within your overall asset allocation. This
=======================================   ======================================   objective has become increasingly
                                                                                   important as we mark the five-year
   PORTFOLIO COMPOSITION                     TOP 10 EQUITY HOLDINGS*               anniversary of the bull market and witness
                                                                                   increased volatility in the financial
By sector                                  1. Amgen Inc.                     3.2%  markets.
Information Technology             24.0%   2. Pfizer Inc.                    2.8
Energy                             13.9    3. 3M Co.                         2.6      Preliminary data showed gross domestic
Health Care                        13.4    4. Microsoft Corp.                2.4   product grew at an annualized rate of 4.9%
Industrials                        13.1    5. Progressive Corp. (The)        2.4   in the third quarter of 2007.(2) This
Consumer Staples                   10.0    6. Berkshire Hathaway Inc.              represented strong growth and an increase
Financials                          7.8       -Class A                       2.4   over the growth rates earlier in 2007
Consumer Discretionary              5.1    7. Cadbury Schweppes PLC          2.4   despite expectations by many that we were
Telecommunication Services          0.6    8. General Electric Co.           2.1   in the later stages of the current
Money Market Funds Plus                    9. Symantec Corp.                 2.0   economic cycle and would be impacted by
Other Assets Less Liabilities      12.1   10. Wal-Mart Stores, Inc.          2.0   the housing slump. Inflation, as measured
                                                                                   by the consumer price index,
The Fund's holdings are subject to        Total Net Assets         $6.49 billion
change, and there is no assurance that
the Fund will continue to hold any        Total Number of Holdings*           68
particular security.

*Excluding money market fund holdings.

=======================================   ======================================

                                                                                                                       (continued)

AIM Charter Fund

increased to an annualized rate of 3.6% for   the firm had attractive growth prospects    The views and opinions expressed in
the first 9 months of 2007 versus 2.5% for    due to a supportive commodity pricing       management's discussion of Fund
all of 2006.(3) This increase was largely     cycle, expanding exposure to more           performance are those of A I M Advisors,
due to food and energy costs which            attractive opportunities in the eastern     Inc. These views and opinions are subject
increased 5.7% and 11.7%, respectively.(3)    hemisphere and as a beneficiary of the      to change at any time based on factors
The increase in energy costs represented an   capital spending cycle--and so far in       such as market and economic conditions.
opportunity and a head-wind for the equity    2007, other investors have begun to         These views and opinions may not be
market. Oil prices surging past $90 per       agree.                                      relied upon as investment advice or
barrel was a catalyst for energy stocks but                                               recommendations, or as an offer for a
hurt consumers at the gas pump, adding           Conversely, the Fund's largest           particular security. The information is
unneeded pressure to the consumer's balance   detractors from performance came from its   not a complete analysis of every aspect
sheet which was already facing pressure       health care holdings such as Amgen. The     of any market, country, industry,
from a weakening housing market.(4)           stock has been under pressure as a result   security or the Fund. Statements of fact
                                              of an ongoing patent dispute with rival     are from sources considered reliable, but
   In the past we have spoken about our       Roche Holding (not a Fund holding).         A I M Advisors, Inc. makes no
rationale for decreasing the Fund's                                                       representation or warranty as to their
exposure to the financials sector. Our           Although the Fund delivered better       completeness or accuracy. Although
fundamental research raised concerns that     results than the Russell 1000 Index, some   historical performance is no guarantee of
the increasingly lenient lending standards    aspects of the portfolio's positioning      future results, these insights may help
of some regional banks and consumer           detracted from relative performance.        you understand our investment
financials would lead to higher default       Notably, the Fund held 12.03% of its        management philosophy.
rates. This concern was brought to light in   assets in cash at the end of the period.
2007 by the controversy surrounding the       While this was as a drag on performance        See important Fund and index
subprime mortgage industry and weighed        when the market was up, it helped dampen       disclosures later in this report.
heavily on the returns of financials          volatility during some of the more
stocks. Our limited exposure to these         turbulent market swings over the past                 Ronald S. Sloan
stocks helped our results versus the          year. Overall, the Fund's cash position      [SLOAN   Chartered Financial Analyst,
style-specific index as financials was the    was a function of our fundamental            PHOTO]   senior portfolio manager, is
worst performing sector of the market over    research, as we only invest it when we                lead manager of AIM Charter
the fiscal year.                              have a compelling investment opportunity.   Fund. Mr. Sloan has been in the
                                              It is also worth noting that the Fund's     investment industry since 1971. He joined
   Fund returns were also driven by our       returns benefited from proceeds received    AIM in 1998. Mr. Sloan attended the
overweight to the energy and IT sectors.      as part of litigation settlements.          University of Missouri, where he earned
Strength in the global economy and emerging                                               both a B.S. in business administration
markets has taken oil process from $51.76        The Fund's current positioning is        and an M.B.A.
per barrel to $94.53 over the three year      somewhat more defensive than its
period ending October 2007.(4) The Fund's     style-specific index, the Russell 1000                Tyler Dann II
exposure to this sector has been a            Index, as fundamental data suggest growth    [DANN    Chartered Financial Analyst,
consistent theme in the portfolio; however    catalysts and sustainable profits tied to    PHOTO]   portfolio manager, is manager
the nature of our exposure has changed as     the credit cycle have shown signs of                  of AIM Charter Fund. Mr. Dann
the capital spending cycle has matured.       diminishing. Our largest overweight         joined AIM in 2004. He serves on the
Early in the cycle, the primary               sectors included IT and energy, while our   Board of Directors of the National
beneficiaries were oil producers such as      underweight sectors included financials     Association of Petroleum Investment
Exxon Mobil, which we highlighted as a key    and consumer discretionary. We also         Analysts and is a member of the CFA
contributor to performance last year.         maintained a sizeable exposure to           Society of San Francisco. Mr. Dann earned
                                              non-U.S. companies (18.41% of total net     an A.B. degree from Princeton University.
   Our research indicated that as the         assets at the end of the reporting
capital spending cycle matured, energy        period) due to their attractive relative              Brian Nelson
service providers would do well as oil        valuations and growth rates.                 [NELSON  Chartered Financial Analyst,
producers invested to maintain and update                                                   PHOTO]  portfolio manager, is manager
their infrastructure. This benefited             We believe our competitive advantage               of AIM Charter Fund. Mr. Nelson
companies such as Weatherford                 is a strict focus on identifying            began his investment career in 1988 and
International, an oil services and            growth-value anomalies--companies with      joined AIM in 2004. He earned a B.A. from
equipment firm. We made our investment in     strong prospects to grow shareholder        the University of California-Santa
Weatherford International in the fall of      value, managed by good stewards of          Barbara and is a member of the Securities
2006 on price weakness resulting from the     capital and trading at attractive           Analyst Society of San Francisco.
market's overreaction to the firm's           valuations. Thank you for your continued
exposure to a softening in natural gas        investment in AIM Charter Fund.             Assisted by the Mid/Large Cap Core Team
prices. We believed
                                              Sources: (1)Lipper Inc.; (2)Bureau of
                                              Economic Analysis; (3)Bureau of Labor
                                              Statistics; (4)Bloomberg L.P.

AIM Charter Fund

Your Fund's long-term performance

Past performance cannot guarantee             of taxes a shareholder would pay on Fund    value of an investment, is constructed
comparable future results.                    distributions or sale of Fund shares.       with each segment representing a percent
                                              Performance of the indexes does not         change in the value of the investment. In
   The data shown in the chart include        reflect the effects of taxes.               this chart, each segment represents a
reinvested distributions, applicable sales                                                doubling, or 100% change, in the value of
charges, Fund expenses and management fees.      This chart, which is a logarithmic       the investment.
Index results include reinvested dividends,   chart, presents the fluctuations in the
but they do not reflect sales charges.        value of the Fund and its indexes. We       In other words, the space between $5,000
Performance of an index of funds reflects     believe that a logarithmic chart is more    and $10,000 is the same size as the space
fund expenses and management fees;            effective than other types of charts in     between $10,000 and $20,000, and so on.
performance of a market index does not.       illustrating changes in value during the
Performance shown in the chart and table(s)   early years shown in the chart. The
does not reflect deduction                    vertical axis, the one that indicates the
                                              dollar

====================================================================================================================================

                                                          [MOUNTAIN CHART]

RESULTS OF A $10,000 INVESTMENT
FUND DATA FROM 11/26/68, INDEX DATA FROM 11/30/68

                      AIM CHARTER FUND
        DATE           -CLASS A SHARES        S&P 500 INDEX(1)

      11/26/68             $ 9450                                            4/75                  11630                 10086
         11/68               9450                  $ 10000                   5/75                  12153                 10567
         12/68               9365                     9609                   6/75                  12957                 11071
          1/69               9337                     9554                   7/75                  12258                 10358
          2/69               9140                     9126                   8/75                  12188                 10176
          3/69               9292                     9464                   9/75                  11700                  9860
          4/69               9434                     9691                  10/75                  11909                 10503
          5/69               9548                     9694                  11/75                  12120                 10798
          6/69               9007                     9179                  12/75                  11837                 10712
          7/69               8465                     8650                   1/76                  13357                 12016
          8/69               9064                     9022                   2/76                  13852                 11915
          9/69               9064                     8820                   3/76                  14346                 12316
         10/69               9577                     9238                   4/76                  13922                 12220
         11/69               9264                     8938                   5/76                  13745                 12085
         12/69               9086                     8798                   6/76                  14062                 12620
          1/70               8168                     8150                   7/76                  13850                 12559
          2/70               8730                     8605                   8/76                  13638                 12536
          3/70               8375                     8643                   9/76                  14486                 12860
          4/70               7250                     7887                  10/76                  14380                 12620
          5/70               6629                     7432                  11/76                  15701                 12568
          6/70               6185                     7085                  12/76                  16808                 13274
          7/70               6629                     7630                   1/77                  17236                 12646
          8/70               6836                     7995                   2/77                  16309                 12416
          9/70               7250                     8284                   3/77                  16237                 12286
         10/70               7043                     8216                   4/77                  16559                 12338
         11/70               7116                     8631                   5/77                  16274                 12096
         12/70               7574                     9148                   6/77                  17201                 12693
          1/71               8154                     9543                   7/77                  16524                 12498
          2/71               8215                     9654                   8/77                  16167                 12320
          3/71               8673                    10035                   9/77                  16560                 12339
          4/71               9162                    10425                  10/77                  16096                 11859
          5/71               9070                    10017                  11/77                  17020                 12235
          6/71               9193                    10051                  12/77                  17682                 12325
          7/71               9040                     9661                   1/78                  16630                 11618
          8/71               9437                    10035                   2/78                  17213                 11382
          9/71               9559                     9991                   3/78                  18148                 11717
         10/71               9192                     9600                   4/78                  19551                 12773
         11/71               9302                     9602                   5/78                  20720                 12891
         12/71              10325                    10455                   6/78                  21188                 12714
          1/72              11472                    10670                   7/78                  23642                 13456
          2/72              11906                    10967                   8/78                  25746                 13861
          3/72              12371                    11057                   9/78                  24616                 13816
          4/72              12898                    11132                  10/78                  21539                 12611
          5/72              14014                    11352                  11/78                  22170                 12883
          6/72              14137                    11131                  12/78                  23356                 13135
          7/72              13238                    11185                   1/79                  24181                 13717
          8/72              12557                    11597                   2/79                  23612                 13275
          9/72              13021                    11568                   3/79                  25055                 14068
         10/72              12774                    11706                   4/79                  25363                 14156
         11/72              13517                    12269                   5/79                  25363                 13849
         12/72              14167                    12442                   6/79                  26292                 14450
          1/73              14167                    12257                   7/79                  26497                 14644
          2/73              12525                    11824                   8/79                  28351                 15489
          3/73              12491                    11835                   9/79                  28867                 15557
          4/73              11191                    11381                  10/79                  27424                 14560
          5/73              10609                    11196                  11/79                  30537                 15251
          6/73              10233                    11152                  12/79                  33642                 15578
          7/73              11635                    11605                   1/80                  36337                 16547
          8/73              11806                    11209                   2/80                  37274                 16545
          9/73              13517                    11688                   3/80                  32410                 14937
         10/73              14167                    11707                   4/80                  33933                 15627
         11/73              11494                    10408                   5/80                  34697                 16432
         12/73              12249                    10616                   6/80                  35929                 16951
          1/74              12009                    10539                   7/80                  38508                 18131
          2/74              11941                    10530                   8/80                  39741                 18314
          3/74              11323                    10316                   9/80                  41676                 18852
          4/74              10706                     9947                  10/80                  42322                 19233
          5/74              10328                     9644                  11/80                  46004                 21282
          6/74              10396                     9535                  12/80                  45024                 20641
          7/74               9676                     8829                   1/81                  43061                 19776
          8/74               9573                     8065                   2/81                  44043                 20118
          9/74               8270                     7137                   3/81                  46567                 20923
         10/74               9745                     8337                   4/81                  46357                 20517
         11/74               9499                     7929                   5/81                  48601                 20568
         12/74               8941                     7805                   6/81                  46569                 20441
          1/75               9465                     8798                   7/81                  46150                 20484
          2/75               9954                     9359                   8/81                  43833                 19300
          3/75              10443                     9597                   9/81                  42851                 18350

====================================================================================================================================

                                                                                                             SOURCE: (1)LIPPER INC.

====================================================================================================================================

                                                          [MOUNTAIN CHART]

         10/81              45448                    19341                   5/89                 123024                 69830
         11/81              46130                    20138                   6/89                 120908                 69439
         12/81              45646                    19622                   7/89                 133422                 75702
          1/82              44514                    19367                   8/89                 134383                 77178
          2/82              42813                    18285                   9/89                 136116                 76862
          3/82              43220                    18190                  10/89                 134197                 75079
          4/82              44758                    19014                  11/89                 137283                 76603
          5/82              44029                    18365                  12/89                 138519                 78441
          6/82              43866                    18090                   1/90                 130014                 73178
          7/82              43625                    17770                   2/90                 131925                 74122
          8/82              45727                    19927                   3/90                 134907                 76086
          9/82              46294                    20174                   4/90                 134057                 74191
         10/82              49290                    22496                   5/90                 146819                 81410
         11/82              51754                    23405                   6/90                 149799                 80865
         12/82              52691                    23856                   7/90                 151926                 80606
          1/83              52949                    24744                   8/90                 144269                 73327
          2/83              54824                    25311                   9/90                 138527                 69764
          3/83              58919                    26245                  10/90                 139372                 69471
          4/83              62843                    28313                  11/90                 147038                 73951
          5/83              63270                    28066                  12/90                 149920                 76007
          6/83              66510                    29158                   1/91                 156067                 79306
          7/83              64548                    28298                   2/91                 168365                 84968
          8/83              62844                    28722                   3/91                 174965                 87025
          9/83              64892                    29119                   4/91                 173600                 87233
         10/83              63951                    28781                   5/91                 179520                 90985
         11/83              64891                    29388                   6/91                 173362                 86817
         12/83              62932                    29235                   7/91                 183382                 90863
          1/84              59382                    29072                   8/91                 189764                 93008
          2/84              56407                    28048                   9/91                 188853                 91454
          3/84              57846                    28534                  10/91                 191818                 92680
          4/84              56695                    28805                  11/91                 185891                 88954
          5/84              53718                    27209                  12/91                 206506                 99113
          6/84              55351                    27799                   1/92                 200765                 97269
          7/84              54294                    27455                   2/92                 201488                 98524
          8/84              59474                    30486                   3/92                 198144                 96613
          9/84              58421                    30492                   4/92                 200303                 99443
         10/84              58999                    30611                   5/92                 200784                 99931
         11/84              58232                    30268                   6/92                 195042                 98442
         12/84              59286                    31064                   7/92                 200542                102458
          1/85              64634                    33484                   8/92                 196009                100368
          2/85              66017                    33896                   9/92                 196009                101552
          3/85              64928                    33916                  10/92                 199832                101897
          4/85              64136                    33885                  11/92                 206286                105362
          5/85              67394                    35844                  12/92                 208844                106658
          6/85              68088                    36407                   1/93                 210055                107554
          7/85              67890                    36356                   2/93                 211757                109017
          8/85              67001                    36003                   3/93                 217369                111317
          9/85              64234                    34916                   4/93                 213217                108623
         10/85              67497                    36529                   5/93                 217140                111523
         11/85              72046                    39035                   6/93                 220354                111847
         12/85              74618                    40924                   7/93                 222315                111399
          1/86              75357                    41153                   8/93                 230185                115621
          2/86              81544                    44227                   9/93                 232418                114731
          3/86              85776                    46695                  10/93                 233649                117106
          4/86              85013                    46172                  11/93                 225004                115993
          5/86              90113                    48629                  12/93                 228469                117397
          6/86              92177                    49450                   1/94                 235529                121388
          7/86              86969                    46686                   2/94                 229476                118099
          8/86              91204                    50146                   3/94                 221605                112961
          9/86              84583                    45999                   4/94                 221849                114407
         10/86              88821                    48653                   5/94                 222869                116272
         11/86              89362                    49835                   6/94                 218523                113424
         12/86              87370                    48564                   7/94                 223353                117144
          1/87              99095                    55106                   8/94                 230232                121935
          2/87             105407                    57282                   9/94                 225627                118960
          3/87             107125                    58938                  10/94                 227680                121625
          4/87             107264                    58413                  11/94                 217958                117197
          5/87             108273                    58916                  12/94                 218721                118932
          6/87             111283                    61891                   1/95                 221149                122012
          7/87             116591                    65029                   2/95                 229221                126759
          8/87             119750                    67454                   3/95                 238917                130498
          9/87             119175                    65977                   4/95                 245941                134335
         10/87              94792                    51772                   5/95                 254574                139694
         11/87              88621                    47506                   6/95                 265393                142935
         12/87              96473                    51121                   7/95                 278398                147667
          1/88              94061                    53269                   8/95                 281376                148036
          2/88              98520                    55740                   9/95                 294404                154283
          3/88              96293                    54023                  10/95                 289223                153727
          4/88              96110                    54623                  11/95                 297928                160461
          5/88              95735                    55087                  12/95                 296766                163558
          6/88              99268                    57616                   1/96                 302731                169119
          7/88              97412                    57397                   2/96                 308695                170691
          8/88              93876                    55451                   3/96                 310486                172330
          9/88              98898                    57813                   4/96                 317968                174863
         10/88             100381                    59421                   5/96                 325154                179357
         11/88              99448                    58571                   6/96                 323951                180039
         12/88             100293                    59590                   7/96                 306231                172081
          1/89             107996                    63952                   8/96                 316153                175712
          2/89             106268                    62360                   9/96                 335091                185587
          3/89             110699                    63813                  10/96                 337503                190709
          4/89             116865                    67125                  11/96                 358935                205108

====================================================================================================================================

====================================================================================================================================

                                                          [MOUNTAIN CHART]

         12/96             354843                   201047                   7/04                 516204                335089
          1/97             375353                   213592                   8/04                 514501                336429
          2/97             374077                   215279                   9/04                 518823                340063
          3/97             351557                   206453                  10/04                 524426                345266
          4/97             368924                   218757                  11/04                 539529                359215
          5/97             397220                   232123                  12/04                 557280                371428
          6/97             413308                   242453                   1/05                 545076                362365
          7/97             450092                   261728                   2/05                 563336                369975
          8/97             428488                   247071                   3/05                 553308                363426
          9/97             454026                   260586                   4/05                 541578                356521
         10/97             433958                   251882                   5/05                 548077                367858
         11/97             441379                   263545                   6/05                 550708                368373
         12/97             442570                   268078                   7/05                 569872                382077
          1/98             445447                   271026                   8/05                 567707                378600
          2/98             473109                   290567                   9/05                 572078                381667
          3/98             495061                   305444                  10/05                 559035                375293
          4/98             494715                   308560                  11/05                 581229                389479
          5/98             481358                   303253                  12/05                 584774                389635
          6/98             505233                   315565                   1/06                 606294                399960
          7/98             505940                   312220                   2/06                 608052                401040
          8/98             423168                   267104                   3/06                 618146                406013
          9/98             445173                   284225                   4/06                 623400                411453
         10/98             482479                   307305                   5/06                 608501                399645
         11/98             513985                   325927                   6/06                 606736                400164
         12/98             561271                   344701                   7/06                 610680                402645
          1/99             591019                   359109                   8/06                 625153                412228
          2/99             568796                   347941                   9/06                 641407                422864
          3/99             607361                   361858                  10/06                 656801                436649
          4/99             616046                   375862                  11/06                 672170                444945
          5/99             599474                   366992                  12/06                 679900                451175
          6/99             642996                   387287                   1/07                 692274                457987
          7/99             618884                   375242                   2/07                 679882                449056
          8/99             618512                   373366                   3/07                 693616                454086
          9/99             610595                   363136                   4/07                 728089                474202
         10/99             646804                   386122                   5/07                 743087                490752
         11/99             673970                   393960                   6/07                 741304                482605
         12/99             751476                   417125                   7/07                 726700                467644
          1/00             723822                   396186                   8/07                 725392                474659
          2/00             748214                   388698                   9/07                 750998                492411
          3/00             813683                   426712                  10/07                 765363                500046
          4/00             760387                   413868
          5/00             718490                   405384
          6/00             759947                   415356
          7/00             761542                   408877
          8/00             821323                   434268
          9/00             766459                   411339
         10/00             734728                   409611
         11/00             629809                   377334
         12/00             641019                   379183
          1/01             668583                   392644
          2/01             571371                   356874
          3/01             509434                   334284
          4/01             568783                   360224
          5/01             569637                   362638
          6/01             550725                   353826
          7/01             530954                   350358
          8/01             487946                   328461
          9/01             431149                   301954
         10/01             450077                   307721
         11/01             491799                   331323
         12/01             493078                   334239
          1/02             483611                   329359
          2/02             478436                   323003
          3/02             498243                   335147
          4/02             481452                   314838
          5/02             481019                   312539
          6/02             455188                   290286
          7/02             418637                   267673
          8/02             422949                   269413
          9/02             389832                   240155
         10/02             411779                   261264
         11/02             431586                   276627
         12/02             413503                   260389
          1/03             399733                   253593
          2/03             390699                   249789
          3/03             392418                   252212
          4/03             420397                   272969
          5/03             448816                   287327
          6/03             452272                   291005
          7/03             458740                   296126
          8/03             470346                   301901
          9/03             463008                   298701
         10/03             478519                   315577
         11/03             488425                   318354
         12/03             512748                   335036
          1/04             517927                   341201
          2/04             527405                   345943
          3/04             514483                   340720
          4/04             519680                   335370
          5/04             523110                   339965
          6/04             533049                   346560

====================================================================================================================================

AIM Charter Fund

===========================================   =========================================

AVERAGE ANNUAL TOTAL RETURNS                  AVERAGE ANNUAL TOTAL RETURNS

As of 10/31/07, including applicable          As of 9/30/07, the most recent calendar
sales charges                                 quarter-end, including applicable sales
                                              charges
CLASS A SHARES
Inception (11/26/68)                 11.79%   CLASS A SHARES
10 Years                              5.23    Inception (11/26/68)               11.76%
 5 Years                             11.90    10 Years                            4.56
 1 Year                              10.04     5 Years                           12.72
                                               1 Year                            10.66
CLASS B SHARES
Inception (6/26/95)                   8.41%   CLASS B SHARES
10 Years                              5.21    Inception (6/26/95)                 8.31%
 5 Years                             12.11    10 Years                            4.54
 1 Year                              10.56     5 Years                           12.96
                                               1 Year                            11.20
CLASS C SHARES
Inception (8/4/97)                    4.61%   CLASS C SHARES
10 Years                              5.07    Inception (8/4/97)                  4.46%
 5 Years                             12.36    10 Years                            4.40
 1 Year                              14.58     5 Years                           13.18
                                               1 Year                            15.15
CLASS R SHARES
10 Years                              5.58%   CLASS R SHARES
 5 Years                             12.88    10 Years                            4.92%
 1 Year                              16.12     5 Years                           13.72
                                               1 Year                            16.77

===========================================   =========================================

CLASS R SHARES' INCEPTION DATE IS JUNE 3,     WHEN YOU SELL SHARES.                       FROM 5% BEGINNING AT THE TIME OF PURCHASE
2002. RETURNS SINCE THAT DATE ARE                                                         TO 0% AT THE BEGINNING OF THE SEVENTH
HISTORICAL RETURNS. ALL OTHER RETURNS ARE        THE NET ANNUAL FUND OPERATING EXPENSE    YEAR. THE CDSC ON CLASS C SHARES IS 1%
BLENDED RETURNS OF HISTORICAL CLASS R SHARE   RATIO SET FORTH IN THE MOST RECENT FUND     FOR THE FIRST YEAR AFTER PURCHASE. CLASS
PERFORMANCE AND RESTATED CLASS A SHARE        PROSPECTUS AS OF THE DATE OF THIS REPORT    R SHARES DO NOT HAVE A FRONT-END SALES
PERFORMANCE (FOR PERIODS PRIOR TO THE         FOR CLASS A, CLASS B, CLASS C AND CLASS R   CHARGE; RETURNS SHOWN ARE AT NET ASSET
INCEPTION DATE OF CLASS R SHARES) AT NET      SHARES WAS 1.28%, 2.03%, 2.03%, AND         VALUE AND DO NOT REFLECT A 0.75% CDSC
ASSET VALUE, ADJUSTED TO REFLECT THE HIGHER   1.53%, RESPECTIVELY.(1) THE TOTAL ANNUAL    THAT MAY BE IMPOSED ON A TOTAL REDEMPTION
RULE 12B-1 FEES APPLICABLE TO CLASS R         FUND OPERATING EXPENSE RATIO SET FORTH IN   OF RETIREMENT PLAN ASSETS WITHIN THE
SHARES. CLASS A SHARES' INCEPTION DATE IS     THE MOST RECENT FUND PROSPECTUS AS OF THE   FIRST YEAR.
NOVEMBER 26, 1968.                            DATE OF THIS REPORT FOR CLASS A, CLASS B,
                                              CLASS C AND CLASS R SHARES WAS 1.29%,          THE PERFORMANCE OF THE FUND'S SHARE
   THE PERFORMANCE DATA QUOTED REPRESENT      2.04%, 2.04% AND 1.54%, RESPECTIVELY. THE   CLASSES WILL DIFFER PRIMARILY DUE TO
PAST PERFORMANCE AND CANNOT GUARANTEE         EXPENSE RATIOS PRESENTED ABOVE MAY VARY     DIFFERENT SALES CHARGE STRUCTURES AND
COMPARABLE FUTURE RESULTS; CURRENT            FROM THE EXPENSE RATIOS PRESENTED IN        CLASS EXPENSES.
PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE    OTHER SECTIONS OF THIS REPORT THAT ARE
VISIT AIMINVESTMENTS.COM FOR THE MOST         BASED ON EXPENSES INCURRED DURING THE       (1) Total annual operating expenses less
RECENT MONTH-END PERFORMANCE. PERFORMANCE     PERIOD COVERED BY THIS REPORT.                 contractual advisory fee waivers by
FIGURES REFLECT REINVESTED DISTRIBUTIONS,                                                    the advisor in effect through at least
CHANGES IN NET ASSET VALUE AND THE EFFECT     CLASS A SHARE PERFORMANCE REFLECTS THE         December 31, 2012. See current
OF THE MAXIMUM SALES CHARGE UNLESS            MAXIMUM 5.50% SALES CHARGE, AND CLASS B        prospectus for more information.
OTHERWISE STATED. INVESTMENT RETURN AND       AND CLASS C SHARE PERFORMANCE REFLECTS
PRINCIPAL VALUE WILL FLUCTUATE SO THAT YOU    THE APPLICABLE CONTINGENT DEFERRED SALES    ==========================================
MAY HAVE A GAIN OR LOSS                       CHARGE (CDSC) FOR THE PERIOD INVOLVED.
                                              THE CDSC ON CLASS B SHARES DECLINES         FOR A DISCUSSION OF THE RISKS OF
                                                                                          INVESTING IN YOUR FUND AND INDEXES USED
                                                                                          IN THIS REPORT, PLEASE TURN THE PAGE.

                                                                                          ==========================================

AIM Charter Fund

AIM CHARTER FUND'S INVESTMENT OBJECTIVE IS GROWTH OF CAPITAL.

o Unless otherwise stated, information presented in this report is as of October 31, 2007, and is based on total net assets.

o Unless otherwise noted, all data in this report are from A I M Management Group Inc.

About share classes                           About indexes used in this report           Other information

o Class B shares are not available as an      o The S&P 500 --REGISTERED TRADEMARK--      o The Chartered Financial Analyst
investment for retirement plans maintained    Index is a market capitalization-weighted   --REGISTERED TRADEMARK-- (CFA
pursuant to Section 401 of the Internal       index covering all major areas of the       --REGISTERED TRADEMARK--) designation is
Revenue Code, including 401(k) plans, money   U.S. economy. It is not the 500 largest     a globally recognized standard for
purchase pension plans and profit sharing     companies, but rather the most widely       measuring the competence and integrity of
plans. Plans that had existing accounts       held 500 companies chosen with respect to   investment professionals.
invested in Class B shares prior to           market size, liquidity, and their
September 30, 2003, will continue to be       industry.                                   o The returns shown in the management's
allowed to make additional purchases.                                                     discussion of Fund performance are based
                                              o Russell 1000 --REGISTERED TRADEMARK--     on net asset values calculated for
o Class R shares are available only to        Index is comprised of 1000 of the largest   shareholder transactions. Generally
certain retirement plans. Please see the      capitalized U.S. domiciled companies        accepted accounting principles require
prospectus for more information.              whose common stock is traded in the         adjustments to be made to the net assets
                                              United States. The Russell 1000 Index is    of the Fund at period end for financial
Principal risks of investing in the Fund      a trademark/service mark of the Frank       reporting purposes, and as such, the net
                                              Russell Company. Russell(R) is a            asset values for shareholder transactions
o To the extent the Fund holds cash or cash   trademark of the Frank Russell Company.     and the returns based on those net asset
equivalents rather than equity securities                                                 values may differ from the net asset
for risk management purposes, the Fund may    o The Lipper Large-Cap Core Funds Index     values and returns reported in the
not achieve its investment objective.         is an equally weighted representation of    Financial Highlights.
                                              the largest funds in the Lipper Large-Cap
o Prices of equity securities change in       Core Funds category. These funds            o Industry classifications used in this
response to many factors including the        typically have an average                   report are generally according to the
historical and prospective earnings of the    price-to-earnings ratio, price-to-book      Global Industry Classification Standard,
issuer, the value of its assets, general      ratio, and three-year sales-per-share       which was developed by and is the
economic conditions, interest rates,          growth value, compared to the S&P 500       exclusive property and a service mark of
investor perceptions and market liquidity.    Index.                                      Morgan Stanley Capital International Inc.
                                                                                          and Standard & Poor's.
o Foreign securities have additional risks,   o The Fund is not managed to track the
including exchange rate changes, political    performance of any particular index,
and economic upheaval, the relative lack of   including the indexes defined here, and
information, relatively low market            consequently, the performance of the Fund
liquidity, and the potential lack of strict   may deviate significantly from the
financial and accounting controls and         performance of the indexes.
standards.
                                              o A direct investment cannot be made in
                                              an index. Unless otherwise indicated,
                                              index results include reinvested
                                              dividends, and they do not reflect sales
                                              charges. Performance of an index of funds
                                              reflects fund expenses; performance of a
                                              market index does not.

=======================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS,     =========================================
WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES.
INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.                                      FUND NASDAQ SYMBOLS

=======================================================================================   Class A Shares                 CHTRX
                                                                                          Class B Shares                 BCHTX
NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE                                     Class C Shares                 CHTCX
                                                                                          Class R Shares                 CHRRX
AIMINVESTMENTS.COM
                                                                                          =========================================

AIM Charter Fund

SCHEDULE OF INVESTMENTS(A)

October 31, 2007


                                                 SHARES          VALUE
---------------------------------------------------------------------------
DOMESTIC COMMON STOCKS-69.54%

AEROSPACE & DEFENSE-2.22%

Northrop Grumman Corp.                             689,375   $   57,645,538
---------------------------------------------------------------------------
United Technologies Corp.                        1,125,000       86,163,750
===========================================================================
                                                                143,809,288
===========================================================================

AIR FREIGHT & LOGISTICS-1.55%

United Parcel Service, Inc.-Class B              1,339,492      100,595,849
===========================================================================

BIOTECHNOLOGY-3.24%

Amgen Inc.(b)                                    3,613,090      209,956,660
===========================================================================

BROADCASTING & CABLE TV-0.86%

Comcast Corp.-Class A(b)                         2,661,143       56,017,060
===========================================================================

COMMUNICATIONS EQUIPMENT-4.79%

Cisco Systems, Inc.(b)                           3,607,125      119,251,553
---------------------------------------------------------------------------
Corning Inc.                                     2,902,505       70,443,796
---------------------------------------------------------------------------
Motorola, Inc.                                   6,434,017      120,895,179
===========================================================================
                                                                310,590,528
===========================================================================

COMPUTER HARDWARE-0.89%

International Business Machines Corp.              496,679       57,674,365
===========================================================================

COMPUTER STORAGE & PERIPHERALS-2.72%

EMC Corp.(b)                                     3,344,239       84,910,228
---------------------------------------------------------------------------
Seagate Technology                               3,280,921       91,340,841
===========================================================================
                                                                176,251,069
===========================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-1.69%

Caterpillar Inc.                                 1,473,586      109,944,251
===========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-1.77%

Automatic Data Processing, Inc.                  2,311,268      114,546,442
===========================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-1.79%

Agilent Technologies, Inc.(b)                    3,160,546      116,466,120
===========================================================================

ELECTRONIC MANUFACTURING SERVICES-0.95%

Tyco Electronics Ltd.                            1,729,249       61,682,312
===========================================================================

ENVIRONMENTAL & FACILITIES SERVICES-1.46%

Waste Management, Inc.                           2,600,922       94,647,552
===========================================================================

                                                 SHARES          VALUE
---------------------------------------------------------------------------


HEALTH CARE EQUIPMENT-2.44%

Covidien Ltd.                                    1,585,595   $   65,960,752
---------------------------------------------------------------------------
Medtronic, Inc.                                  1,943,362       92,193,093
===========================================================================
                                                                158,153,845
===========================================================================

HYPERMARKETS & SUPER CENTERS-2.03%

Wal-Mart Stores, Inc.                            2,909,557      131,541,072
===========================================================================

INDUSTRIAL CONGLOMERATES-5.07%

3M Co.                                           1,962,325      169,466,387
---------------------------------------------------------------------------
General Electric Co.                             3,284,809      135,202,738
---------------------------------------------------------------------------
Tyco International Ltd.                            591,656       24,358,478
===========================================================================
                                                                329,027,603
===========================================================================

INSURANCE BROKERS-0.82%

Marsh & McLennan Cos., Inc.                      2,043,844       52,915,121
===========================================================================

INTEGRATED OIL & GAS-1.36%

ExxonMobil Corp.                                   959,288       88,244,903
===========================================================================

MOVIES & ENTERTAINMENT-0.95%

News Corp.-Class A                               2,842,511       61,597,213
===========================================================================

MULTI-LINE INSURANCE-0.48%

Genworth Financial Inc.-Class A                  1,150,000       31,395,000
===========================================================================

OFFICE ELECTRONICS-1.37%

Xerox Corp.(b)                                   5,095,273       88,861,561
===========================================================================

OIL & GAS DRILLING-1.08%

Transocean Inc.(b)                                 588,927       70,300,216
===========================================================================

OIL & GAS EQUIPMENT & SERVICES-5.28%

BJ Services Co.                                  4,299,129      108,295,059
---------------------------------------------------------------------------
Schlumberger Ltd.                                1,031,401       99,602,395
---------------------------------------------------------------------------
Smith International, Inc.                          726,052       47,955,735
---------------------------------------------------------------------------
Weatherford International Ltd.(b)                1,340,096       86,985,631
===========================================================================
                                                                342,838,820
===========================================================================

OIL & GAS EXPLORATION & PRODUCTION-4.21%

Apache Corp.                                       875,268       90,861,571
---------------------------------------------------------------------------
Chesapeake Energy Corp.                          2,256,246       89,076,592
---------------------------------------------------------------------------
XTO Energy, Inc.                                 1,403,138       93,140,301
===========================================================================
                                                                273,078,464
===========================================================================

AIM Charter Fund


                                                 SHARES          VALUE
---------------------------------------------------------------------------

PERSONAL PRODUCTS-2.28%

Avon Products, Inc.                              1,913,274   $   78,405,969
---------------------------------------------------------------------------
Estee Lauder Cos. Inc. (The)-Class A             1,591,758       69,878,176
===========================================================================
                                                                148,284,145
===========================================================================

PHARMACEUTICALS-4.11%

Merck & Co. Inc.                                 1,480,333       86,244,200
---------------------------------------------------------------------------
Pfizer Inc.                                      7,327,865      180,338,758
===========================================================================
                                                                266,582,958
===========================================================================

PROPERTY & CASUALTY INSURANCE-4.98%

Berkshire Hathaway Inc.-Class A(b)                   1,158      153,435,000
---------------------------------------------------------------------------
Progressive Corp. (The)                          8,424,756      155,857,986
---------------------------------------------------------------------------
XL Capital Ltd.-Class A                            191,707       13,793,319
===========================================================================
                                                                323,086,305
===========================================================================

PUBLISHING-1.23%

McGraw-Hill Cos., Inc. (The)                       208,504       10,433,540
---------------------------------------------------------------------------
Washington Post Co. (The)-Class B                   81,880       69,516,120
===========================================================================
                                                                 79,949,660
===========================================================================

RAILROADS-1.10%

Union Pacific Corp.                                555,422       71,116,233
===========================================================================

SEMICONDUCTORS-0.85%

Analog Devices, Inc.                             1,643,110       54,978,461
===========================================================================

SOFT DRINKS-1.39%

Coca-Cola Co. (The)                              1,459,059       90,111,484
===========================================================================

SPECIALIZED FINANCE-0.14%

Moody's Corp.                                      215,000        9,399,800
===========================================================================

SYSTEMS SOFTWARE-4.44%

Microsoft Corp.                                  4,238,940      156,035,382
---------------------------------------------------------------------------
Symantec Corp.(b)                                7,018,713      131,811,430
===========================================================================
                                                                287,846,812
===========================================================================
    Total Domestic Common Stocks (Cost
      $3,665,712,330)                                         4,511,491,172
===========================================================================

FOREIGN COMMON STOCKS & OTHER EQUITY
  INTERESTS-17.83%

ARGENTINA-0.68%

Tenaris S.A.-ADR (Oil & Gas Equipment &
  Services)(c)                                     821,272       44,184,434
===========================================================================

FINLAND-1.82%

Nokia Oyj-ADR (Communications Equipment)         2,964,916      117,766,464
===========================================================================

                                                 SHARES          VALUE
---------------------------------------------------------------------------


FRANCE-2.49%

Renault S.A. (Automobile Manufacturers)(d)         293,478   $   49,508,430
---------------------------------------------------------------------------
Sanofi-Aventis-ADR (Pharmaceuticals)               599,838       26,398,870
===========================================================================
Total S.A. (Integrated Oil & Gas)(d)             1,064,961       85,958,391
===========================================================================
                                                                161,865,691
===========================================================================

GERMANY-0.08%

Henkel KGaA (Household Products)(d)                107,061        4,976,727
===========================================================================

ISRAEL-1.80%

Teva Pharmaceutical Industries Ltd.-ADR
  (Pharmaceuticals)                              2,650,250      116,637,502
===========================================================================

JAPAN-2.91%

Fujitsu Ltd. (Computer Hardware)(c)(d)          12,171,000       95,956,513
---------------------------------------------------------------------------
Hitachi, Ltd. (Electronic Equipment
  Manufacturers)(c)(d)                          10,888,000       73,884,135
---------------------------------------------------------------------------
Sega Sammy Holdings Inc. (Leisure
  Products)(c)                                   1,372,500       18,858,088
===========================================================================
                                                                188,698,736
===========================================================================

NETHERLANDS-2.25%

Koninklijke (Royal) Phillips Electronics N.V.
  (Consumer Electronics)(d)                      1,551,716       64,434,702
---------------------------------------------------------------------------
Unilever N.V. (Packaged Foods & Meats)(c)(d)     2,502,506       81,518,083
===========================================================================
                                                                145,952,785
===========================================================================

SOUTH KOREA-0.65%

SK Telecom Co., Ltd.-ADR (Wireless
  Telecommunication Services)(c)                 1,370,000       42,209,700
===========================================================================

SWITZERLAND-0.35%

UBS A.G. (Diversified Capital Markets)(d)          425,000       22,813,847
===========================================================================

UNITED KINGDOM-4.80%

Barclays PLC (Diversified Banks)(d)              5,375,187       68,202,698
---------------------------------------------------------------------------
Cadbury Schweppes PLC (Packaged Foods &
  Meats)(d)                                     11,544,423      153,140,775
---------------------------------------------------------------------------
GlaxoSmithKline PLC-ADR (Pharmaceuticals)        1,757,201       90,056,551
===========================================================================
                                                                311,400,024
===========================================================================
    Total Foreign Common Stocks & Other
      Equity Interests
      (Cost $827,662,556)                                     1,156,505,910
===========================================================================

FOREIGN PREFERRED STOCKS-0.58%

GERMANY-0.58%

Henkel KGaA-Pfd. (Household Products)(d)           735,000       37,640,300
===========================================================================
    Total Foreign Preferred Stocks (Cost
      $39,614,821)                                               37,640,300
===========================================================================

AIM Charter Fund


                                                 SHARES          VALUE
---------------------------------------------------------------------------

MONEY MARKET FUNDS-12.03%

Liquid Assets Portfolio-Institutional
  Class(e)                                     390,322,273   $  390,322,273
---------------------------------------------------------------------------
Premier Portfolio-Institutional Class(e)       390,322,273      390,322,273
===========================================================================
    Total Money Market Funds (Cost
      $780,644,546)                                             780,644,546
===========================================================================
TOTAL INVESTMENTS (excluding investments
  purchased with cash collateral from
  securities loaned)-99.98%
  (Cost $5,313,634,253)                                       6,486,281,928
===========================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES ON LOAN

MONEY MARKET FUNDS-2.19%

Liquid Assets Portfolio-Institutional
  Class(e)(f) (Cost $142,221,378)              142,221,378      142,221,378
===========================================================================
TOTAL INVESTMENTS-102.17% (Cost
  $5,455,855,631)                                             6,628,503,306
---------------------------------------------------------------------------

                                                 SHARES          VALUE
---------------------------------------------------------------------------

OTHER ASSETS LESS LIABILITIES-(2.17)%                        $ (140,675,472)
---------------------------------------------------------------------------
NET ASSETS-100.00%                                           $6,487,827,834
___________________________________________________________________________
===========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt
Pfd. - Preferred

Notes to Schedule of Investments:

(a) Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.
(b) Non-income producing security.
(c) All or a portion of this security was out on loan at October 31, 2007.
(d) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at October 31, 2007 was $738,034,601, which represented 11.38% of the Fund's Net Assets. See Note 1A.
(e) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(f) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Charter Fund

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2007

ASSETS:

Investments, at value (Cost
  $4,532,989,707)*                           $ 5,705,637,382
------------------------------------------------------------
Investments in affiliated money market
  funds (Cost $922,865,924)                      922,865,924
============================================================
Total investments (Cost $5,455,855,631)        6,628,503,306
============================================================
Foreign currencies, at value (Cost $1,362)             1,444
------------------------------------------------------------
Receivables for:
  Investments sold                                53,016,693
------------------------------------------------------------
  Fund shares sold                                 1,162,816
------------------------------------------------------------
  Dividends                                        8,056,758
------------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans                  615,664
------------------------------------------------------------
Other assets                                          75,489
============================================================
    Total assets                               6,691,432,170
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                           43,836,084
------------------------------------------------------------
  Fund shares reacquired                          10,080,816
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                               1,752,332
------------------------------------------------------------
  Collateral upon return of securities
    loaned                                       142,221,378
------------------------------------------------------------
Accrued distribution fees                          2,223,149
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                             9,364
------------------------------------------------------------
Accrued transfer agent fees                        2,658,161
------------------------------------------------------------
Accrued operating expenses                           823,052
============================================================
    Total liabilities                            203,604,336
============================================================
Net assets applicable to shares outstanding  $ 6,487,827,834
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                $ 7,852,734,476
------------------------------------------------------------
Undistributed net investment income               69,690,401
------------------------------------------------------------
Undistributed net realized gain (loss)        (2,607,408,576)
------------------------------------------------------------
Unrealized appreciation                        1,172,811,533
============================================================
                                             $ 6,487,827,834
____________________________________________________________
============================================================

NET ASSETS:

Class A                                      $ 5,005,715,942
____________________________________________________________
============================================================
Class B                                      $ 1,067,897,306
____________________________________________________________
============================================================
Class C                                      $   272,904,452
____________________________________________________________
============================================================
Class R                                      $     6,564,978
____________________________________________________________
============================================================
Institutional Class                          $   134,745,156
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          289,402,276
____________________________________________________________
============================================================
Class B                                           64,714,570
____________________________________________________________
============================================================
Class C                                           16,494,183
____________________________________________________________
============================================================
Class R                                              382,032
____________________________________________________________
============================================================
Institutional Class                                7,566,266
____________________________________________________________
============================================================
Class A:
  Net asset value per share                  $         17.30
------------------------------------------------------------
  Offering price per share
  (Net asset value of $17.30 divided by
    94.50%)                                  $         18.31
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                    $         16.50
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                    $         16.55
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
    share                                    $         17.18
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
    share                                    $         17.81
____________________________________________________________
============================================================

* At October 31, 2007, securities with an aggregate value of $163,893,842 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Charter Fund

STATEMENT OF OPERATIONS

For the year ended October 31, 2007

INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of $3,165,948)    $  119,772,082
----------------------------------------------------------------------------
Dividends from affiliated money market funds (includes
  securities lending income of $934,853)                          41,235,118
----------------------------------------------------------------------------
Interest                                                              52,732
============================================================================
    Total investment income                                      161,059,932
============================================================================

EXPENSES:

Advisory fees                                                     41,995,965
----------------------------------------------------------------------------
Administrative services fees                                         690,321
----------------------------------------------------------------------------
Custodian fees                                                       340,907
----------------------------------------------------------------------------
Distribution fees:
  Class A                                                         12,238,435
----------------------------------------------------------------------------
  Class B                                                         13,376,733
----------------------------------------------------------------------------
  Class C                                                          2,814,915
----------------------------------------------------------------------------
  Class R                                                             29,994
----------------------------------------------------------------------------
Transfer agent fees -- A, B, C and R                              18,089,903
----------------------------------------------------------------------------
Transfer agent fees -- Institutional                                 156,474
----------------------------------------------------------------------------
Trustees' and officer's fees and benefits                            245,230
----------------------------------------------------------------------------
Other                                                                895,723
============================================================================
    Total expenses                                                90,874,600
============================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangement(s)                                                  (2,623,586)
============================================================================
    Net expenses                                                  88,251,014
============================================================================
Net investment income                                             72,808,918
============================================================================

REALIZED AND UNREALIZED GAIN FROM:

Net realized gain from:
  Investment securities (includes net gains from securities
    sold to affiliates of $781,433)                              829,322,859
----------------------------------------------------------------------------
  Foreign currencies                                               1,117,910
----------------------------------------------------------------------------
  Option contracts written                                             6,620
============================================================================
                                                                 830,447,389
============================================================================
Change in net unrealized appreciation of:
  Investment securities                                          101,900,897
----------------------------------------------------------------------------
  Foreign currencies                                                 145,903
============================================================================
                                                                 102,046,800
============================================================================
Net realized and unrealized gain                                 932,494,189
============================================================================
Net increase in net assets resulting from operations          $1,005,303,107
____________________________________________________________________________
============================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Charter Fund

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 2007 and 2006

                                                                   2007               2006
-----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $    72,808,918    $   35,145,963
-----------------------------------------------------------------------------------------------
  Net realized gain                                               830,447,389       351,163,893
-----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation                           102,046,800       268,989,458
===============================================================================================
    Net increase in net assets resulting from operations        1,005,303,107       655,299,314
===============================================================================================
Distributions to shareholders from net investment income:
  Class A                                                         (33,924,619)      (15,150,648)
-----------------------------------------------------------------------------------------------
  Class B                                                          (2,299,763)         (455,351)
-----------------------------------------------------------------------------------------------
  Class C                                                            (432,209)          (80,530)
-----------------------------------------------------------------------------------------------
  Class R                                                             (28,684)          (18,305)
-----------------------------------------------------------------------------------------------
  Institutional Class                                              (1,316,876)       (1,111,807)
===============================================================================================
    Decrease in net assets resulting from distributions           (38,002,151)      (16,816,641)
===============================================================================================
Share transactions-net:
  Class A                                                        (517,998,249)    2,725,225,819
-----------------------------------------------------------------------------------------------
  Class B                                                        (672,272,123)      782,194,196
-----------------------------------------------------------------------------------------------
  Class C                                                         (54,864,868)      152,734,056
-----------------------------------------------------------------------------------------------
  Class R                                                             535,316         1,933,967
-----------------------------------------------------------------------------------------------
  Institutional Class                                             (10,903,120)       54,782,183
===============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (1,255,503,044)    3,716,870,221
===============================================================================================
    Net increase (decrease) in net assets                        (288,202,088)    4,355,352,894
===============================================================================================

NET ASSETS:

  Beginning of year                                             6,776,029,922     2,420,677,028
===============================================================================================
  End of year (including undistributed net investment income
    of $69,690,401 and $31,258,855, respectively)             $ 6,487,827,834    $6,776,029,922
_______________________________________________________________________________________________
===============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Charter Fund

NOTES TO FINANCIAL STATEMENTS

October 31, 2007

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Charter Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is growth of capital.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

       Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

       Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

AIM Charter Fund


       The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund.

       Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

       The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

J. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized

AIM Charter Fund

     appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

K. COVERED CALL OPTIONS WRITTEN -- The Fund may write call options. A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. Written call options are recorded as a liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized gains and losses on these contracts are included in the Statement of Operations. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

L. PUT OPTIONS PURCHASED -- The Fund may purchase put options including options on securities indexes and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security, securities index, or a futures contract.

       Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

M. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $150 million                                            0.80%
--------------------------------------------------------------------
Over $150 million                                             0.625%
 ___________________________________________________________________
====================================================================


    Through December 31, 2012, AIM has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund (based on the Fund's average daily net assets) do not exceed the annual rate of:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $150 million                                            0.75%
--------------------------------------------------------------------
Next $4.85 billion                                            0.615%
--------------------------------------------------------------------
Next $2.5 billion                                             0.57%
--------------------------------------------------------------------
Next $2.5 billion                                             0.545%
--------------------------------------------------------------------
Over $10 billion                                              0.52%
 ___________________________________________________________________
====================================================================


    Further, effective July 1, 2007, AIM has contractually agreed, through at least June 30, 2008, to waive 100% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). Prior to July 1, 2007, AIM had voluntarily agreed to waive 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds.

    For the year ended October 31, 2007, AIM waived advisory fees of $1,991,070.

    At the request of the Trustees of the Trust, Invesco agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the year ended October 31, 2007, Invesco reimbursed expenses of the Fund in the amount of $2,681.

    The Trust has entered into a master administrative services agreement with AIM pursuant to which the Fund has agreed to pay AIM for certain administrative costs incurred in providing accounting services, to the Fund. For the year ended October 31, 2007, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

AIM Charter Fund


    The Trust has entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") pursuant to which the Fund has agreed to pay AIS a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the year ended October 31, 2007, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Financial Industry Regulatory Authority ("FINRA"), formerly known as National Association of Securities Dealers, rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the year ended October 31, 2007, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended October 31, 2007, ADI advised the Fund that it retained $308,784 in front-end sales commissions from the sale of Class A shares and $4,395, $604,115, and $13,085 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the year ended October 31, 2007. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                     VALUE            PURCHASES            PROCEEDS              VALUE           DIVIDEND
FUND               10/31/06            AT COST            FROM SALES           10/31/07           INCOME
-----------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class          $432,291,298       $  948,134,572      $  (990,103,597)     $390,322,273       $20,192,479
-----------------------------------------------------------------------------------------------------------
Premier
Portfolio-Institutional
  Class           432,291,298          948,134,572         (990,103,597)      390,322,273        20,107,786
===========================================================================================================
  Subtotal       $864,582,596       $1,896,269,144      $(1,980,207,194)     $780,644,546       $40,300,265
===========================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                     VALUE            PURCHASES            PROCEEDS             VALUE           DIVIDEND
FUND               10/31/06            AT COST            FROM SALES           10/31/07          INCOME*
----------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class          $ 20,602,720       $1,314,995,569      $(1,193,376,911)     $142,221,378      $   934,853
==========================================================================================================
  Total
    Investments
     in
     Affiliates  $885,185,316       $3,211,264,713      $(3,173,584,105)     $922,865,924      $41,235,118
__________________________________________________________________________________________________________
==========================================================================================================

* Net of compensation to counterparties.

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the year ended October 31, 2007, the Fund engaged in securities sales of $3,086,006, which resulted in net realized gains (losses) of $781,433, and securities purchases of $32,191,649.

AIM Charter Fund

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions, (ii) custodian credits which result from periodic overnight cash balances at the custodian and (iii) a one time custodian fee credit used to offset custodian fees. For the year ended October 31, 2007, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $629,835.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended October 31, 2007, the Fund paid legal fees of $34,857 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a party to an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM, which are parties to the credit facility, can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the year ended October 31, 2007, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

    At October 31, 2007, securities with an aggregate value of $163,893,842 were on loan to brokers. The loans were secured by cash collateral of $142,221,378 received by the Fund and subsequently invested in affiliated money market funds. For the year ended October 31, 2007, the Fund received dividends on cash collateral investments of $934,853 for securities lending transactions, which are net of compensation to counterparties.

AIM Charter Fund

NOTE 9--OPTION CONTRACTS WRITTEN

                           TRANSACTIONS DURING THE PERIOD
------------------------------------------------------------------------------------
                                                              CALL OPTION CONTRACTS
                                                              ----------------------
                                                              NUMBER OF    PREMIUMS
                                                              CONTRACTS    RECEIVED
------------------------------------------------------------------------------------
Beginning of period                                                --      $      --
------------------------------------------------------------------------------------
Written                                                        11,760        188,160
------------------------------------------------------------------------------------
Closed                                                         (6,260)      (100,160)
------------------------------------------------------------------------------------
Expired                                                        (5,500)       (88,000)
====================================================================================
End of period                                                      --      $      --
____________________________________________________________________________________
====================================================================================

NOTE 10--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended October 31, 2007 and 2006 was as follows:

                                                                 2007           2006
----------------------------------------------------------------------------------------
Distributions paid from ordinary income                       $38,002,151    $16,816,641
________________________________________________________________________________________
========================================================================================


TAX COMPONENTS OF NET ASSETS:

As of October 31, 2007, the components of net assets on a tax basis were as follows:

                                                                     2007
-------------------------------------------------------------------------------
Undistributed ordinary income                                   $    71,259,101
-------------------------------------------------------------------------------
Net unrealized appreciation -- investments                        1,157,036,876
-------------------------------------------------------------------------------
Capital loss carryover                                           (2,591,633,919)
-------------------------------------------------------------------------------
Temporary book/tax differences                                       (1,568,700)
-------------------------------------------------------------------------------
Shares of beneficial interest                                     7,852,734,476
===============================================================================
  Total net assets                                              $ 6,487,827,834
_______________________________________________________________________________
===============================================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's net unrealized appreciation difference is attributable primarily to losses on wash sales. The tax-basis net unrealized appreciation on investments amount includes appreciation on foreign currencies of $163,858.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited as of October 31, 2007 to utilizing $2,589,261,697 of capital loss carryforward in the fiscal year ended October 31, 2008.

    The Fund utilized $781,476,292 of capital loss carryforward in the current period to offset net realized capital gain for federal income tax purposes. The Fund has a capital loss carryforward as of October 31, 2007 which expires as follows:

                                                                 CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
------------------------------------------------------------------------------
October 31, 2008                                                $    3,221,998
------------------------------------------------------------------------------
October 31, 2009                                                 1,855,355,421
------------------------------------------------------------------------------
October 31, 2010                                                   733,056,500
==============================================================================
Total capital loss carryforward                                 $2,591,633,919
______________________________________________________________________________
==============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of April 10, 2006, the date of the reorganization of AIM Premier Equity Fund, into the fund are realized on securities held in each Fund at such date, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

AIM Charter Fund

NOTE 11--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the year ended October 31, 2007 was $2,276,730,932 and $3,392,777,029, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities     $1,311,187,230
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities     (154,314,212)
==============================================================================
Net unrealized appreciation of investment securities           $1,156,873,018
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $5,471,630,288.

NOTE 12--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of foreign currency transactions and defaulted bonds, on October 31, 2007, undistributed net investment income was increased by $3,624,779, undistributed net realized gain
(loss) was decreased by $3,619,222 and shares of beneficial interest decreased by $5,557. This reclassification had no effect on the net assets of the Fund.

AIM Charter Fund

NOTE 13--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A, Class B, Class C, Class R and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to a CDSC. Class B shares and Class C shares are sold with a CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

                                                CHANGES IN SHARES OUTSTANDING
-----------------------------------------------------------------------------------------------------------------------------
                                                                                        YEAR ENDED
                                                                                        OCTOBER 31,
                                                              ---------------------------------------------------------------
                                                                         2007 (A)                           2006
                                                              ------------------------------    -----------------------------
                                                                SHARES           AMOUNT           SHARES           AMOUNT
-----------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                       6,638,643    $   108,366,370      7,299,019    $  101,382,420
-----------------------------------------------------------------------------------------------------------------------------
  Class B                                                       2,775,431         42,569,785      2,784,612        38,548,988
-----------------------------------------------------------------------------------------------------------------------------
  Class C                                                       1,030,061         15,808,452        842,618        11,507,094
-----------------------------------------------------------------------------------------------------------------------------
  Class R                                                         137,237          2,183,517        112,149         1,565,266
-----------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                           4,329,643         72,366,806      3,929,863        55,527,482
=============================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                       2,074,397         32,111,669      1,048,246        14,130,351
-----------------------------------------------------------------------------------------------------------------------------
  Class B                                                         147,276          2,188,523         33,301           431,909
-----------------------------------------------------------------------------------------------------------------------------
  Class C                                                          27,284            406,812          5,845            75,990
-----------------------------------------------------------------------------------------------------------------------------
  Class R                                                           1,861             28,679          1,363            18,305
-----------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                              81,535          1,294,779         22,002           303,845
=============================================================================================================================
Issued in connection with acquisitions:(b)
  Class A                                                              --                 --    235,088,752     3,296,672,564
-----------------------------------------------------------------------------------------------------------------------------
  Class B                                                              --                 --     99,258,686     1,336,175,673
-----------------------------------------------------------------------------------------------------------------------------
  Class C                                                              --                 --     15,423,711       208,206,795
-----------------------------------------------------------------------------------------------------------------------------
  Class R                                                              --                 --        116,222         1,622,302
-----------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                  --                 --      2,026,753        29,143,324
=============================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                      24,199,603        390,922,132     16,750,976       235,169,663
-----------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (25,290,251)      (390,922,132)   (17,480,784)     (235,169,663)
=============================================================================================================================
Reacquired:
  Class A                                                     (65,231,388)    (1,049,398,420)   (65,980,940)     (922,129,179)
-----------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (21,131,814)      (326,108,299)   (26,722,825)     (357,792,711)
-----------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (4,603,510)       (71,080,132)    (4,993,400)      (67,055,823)
-----------------------------------------------------------------------------------------------------------------------------
  Class R                                                        (103,560)        (1,676,880)       (89,641)       (1,271,906)
-----------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                          (4,870,980)       (84,564,705)    (2,091,677)      (30,192,468)
=============================================================================================================================
                                                              (79,788,532)   $(1,255,503,044)   267,384,851    $3,716,870,221
_____________________________________________________________________________________________________________________________
=============================================================================================================================

(a) There are three entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 20% of the outstanding shares of the Fund. ADI has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b) As of the opening of business on April 10, 2006, the Fund acquired all the net assets of AIM Premier Equity Fund pursuant to a plan of reorganization approved by the Trustees of the Fund on November 14, 2005 and by the shareholders of AIM Premier Equity Fund on March 16, 2006. The acquisition was accomplished by a tax free exchange of 351,914,124 shares of the Fund for 462,894,462 shares of AIM Premier Equity Fund shares outstanding as of the close of business on April 7, 2006. Each class of shares of AIM Premier Equity Fund was exchanged for the like class of shares of the Fund based on the relative net asset value of AIM Premier Equity Fund to the net asset value of the Fund on the close of business on April 7, 2006. AIM Premier Equity Fund's net assets at that date of $4,871,820,658 including $605,309,092 of unrealized appreciation, were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $2,376,117,328. The combined aggregate net assets of the Fund subsequent to the reorganization were $7,247,937,986.

AIM Charter Fund

NOTE 14--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management has assessed the application of FIN 48 to the Fund and has determined that the adopting of FIN 48 is not expected to have a material impact on the Fund. Management intends for the Fund to adopt FIN 48 provisions during the fiscal year ending October 31, 2008 as required.

NOTE 15--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                           CLASS A
                                                             --------------------------------------------------------------------
                                                                                    YEAR ENDED OCTOBER 31,
                                                             --------------------------------------------------------------------
                                                                2007           2006           2005          2004          2003
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $    14.96     $    12.85     $    12.16    $    11.12    $     9.57
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                                         0.20           0.13           0.15(b)       0.06          0.04
---------------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)           2.25(c)        2.10           0.65          1.00          1.51
=================================================================================================================================
    Total from investment operations                               2.45           2.23           0.80          1.06          1.55
=================================================================================================================================
Less dividends from net investment income                         (0.11)         (0.12)         (0.11)        (0.02)           --
=================================================================================================================================
Net asset value, end of period                               $    17.30     $    14.96     $    12.85    $    12.16    $    11.12
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(d)                                                   16.44%(c)      17.49%          6.59%         9.58%        16.20%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                     $5,005,716     $4,812,619     $1,638,002    $1,843,623    $2,008,702
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                   1.16%(e)       1.26%          1.23%         1.26%         1.30%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                1.19%(e)       1.27%          1.25%         1.27%         1.30%
=================================================================================================================================
Ratio of net investment income to average net assets               1.25%(e)       0.93%          1.16%         0.54%         0.39%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                              39%            51%            54%           36%           28%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $0.10 and 0.80%, respectively.
(c) Includes litigation proceeds received during the period. Had these litigation proceeds not been received Net gains on securities (both realized and unrealized) per share would have been $2.12 and total return would have been lower.
(d) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(e)  Ratios are based on average daily net assets of $4,895,374,057.

AIM Charter Fund

                                                                                           CLASS B
                                                              -----------------------------------------------------------------
                                                                                   YEAR ENDED OCTOBER 31,
                                                              -----------------------------------------------------------------
                                                                 2007             2006         2005        2004         2003
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $    14.30       $    12.27    $  11.61    $  10.67    $     9.24
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                                   0.08             0.02        0.05(b)    (0.02)        (0.03)
-------------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)            2.14(c)          2.02        0.62        0.96          1.46
===============================================================================================================================
    Total from investment operations                                2.22             2.04        0.67        0.94          1.43
===============================================================================================================================
Less dividends from net investment income                          (0.02)           (0.01)      (0.01)         --            --
===============================================================================================================================
Net asset value, end of period                                $    16.50       $    14.30    $  12.27    $  11.61    $    10.67
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(d)                                                    15.56%(c)        16.63%       5.76%       8.81%        15.48%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $1,067,897       $1,547,422    $617,534    $885,500    $1,149,943
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                    1.91%(e)         2.01%       1.95%       1.96%         2.00%
-------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                 1.94%(e)         2.02%       1.97%       1.97%         2.00%
===============================================================================================================================
Ratio of net investment income (loss) to average net assets         0.50%(e)         0.18%       0.44%      (0.16)%       (0.31)%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate                                               39%              51%         54%         36%           28%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $0.00 and 0.08%, respectively.
(c) Includes litigation proceeds received during the period. Had these litigation proceeds not been received Net gains on securities (both realized and unrealized) per share would have been $2.01 and total return would have been lower.
(d) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(e)  Ratios are based on average daily net assets of $1,337,673,327.

                                                                                        CLASS C
                                                              -----------------------------------------------------------
                                                                                YEAR ENDED OCTOBER 31,
                                                              -----------------------------------------------------------
                                                                2007           2006        2005        2004        2003
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  14.34       $  12.30    $  11.64    $  10.70    $   9.27
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                                 0.08           0.02        0.05(b)    (0.02)      (0.03)
-------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          2.15(c)        2.03        0.62        0.96        1.46
=========================================================================================================================
    Total from investment operations                              2.23           2.05        0.67        0.94        1.43
=========================================================================================================================
Less dividends from net investment income                        (0.02)         (0.01)      (0.01)         --          --
=========================================================================================================================
Net asset value, end of period                                $  16.55       $  14.34    $  12.30    $  11.64    $  10.70
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(d)                                                  15.58%(c)      16.67%       5.75%       8.79%      15.43%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $272,904       $287,359    $107,776    $138,305    $163,859
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.91%(e)       2.01%       1.95%       1.96%       2.00%
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.94%(e)       2.02%       1.97%       1.97%       2.00%
=========================================================================================================================
Ratio of net investment income (loss) to average net assets       0.50%(e)       0.18%       0.44%      (0.16)%     (0.31)%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Portfolio turnover rate                                             39%            51%         54%         36%         28%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $0.00 and 0.08%, respectively.
(c) Includes litigation proceeds received during the period. Had these litigation proceeds not been received Net gains on securities (both realized and unrealized) per share would have been $2.02 and total return would have been lower.
(d) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(e)  Ratios are based on average daily net assets of $281,491,500.

AIM Charter Fund

                                                                               INSTITUTIONAL CLASS
                                                              ------------------------------------------------------
                                                                              YEAR ENDED OCTOBER 31,
                                                              ------------------------------------------------------
                                                                2007           2006       2005       2004      2003
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  15.38       $  13.22    $ 12.53    $11.45    $ 9.80
--------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                                        0.28           0.20       0.22(b)   0.13      0.09
--------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          2.31(c)        2.16       0.65      1.03      1.56
====================================================================================================================
    Total from investment operations                              2.59           2.36       0.87      1.16      1.65
====================================================================================================================
Less dividends from net investment income                        (0.16)         (0.20)     (0.18)    (0.08)       --
====================================================================================================================
Net asset value, end of period                                $  17.81       $  15.38    $ 13.22    $12.53    $11.45
____________________________________________________________________________________________________________________
====================================================================================================================
Total return(d)                                                  16.96%(c)      18.03%      6.98%    10.21%    16.84%
____________________________________________________________________________________________________________________
====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $134,745       $123,476    $54,728    $3,285    $2,061
____________________________________________________________________________________________________________________
====================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.73%(e)       0.79%      0.71%     0.74%     0.79%
--------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.76%(e)       0.80%      0.73%     0.75%     0.79%
====================================================================================================================
Ratio of net investment income to average net assets              1.68%(e)       1.40%      1.68%     1.06%     0.90%
____________________________________________________________________________________________________________________
====================================================================================================================
Portfolio turnover rate                                             39%            51%        54%       36%       28%
____________________________________________________________________________________________________________________
====================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $0.17 and 1.32%, respectively.
(c) Includes litigation proceeds received during the period. Had these litigation proceeds not been received Net gains on securities (both realized and unrealized) per share would have been $2.18 and total return would have been lower.
(d) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
(e)  Ratios are based on average daily net assets of $156,816,846.

                                                                                   CLASS R
                                                              --------------------------------------------------
                                                                            YEAR ENDED OCTOBER 31,
                                                              --------------------------------------------------
                                                               2007          2006      2005      2004      2003
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 14.87       $12.77    $12.10    $11.08    $ 9.56
----------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                                       0.16         0.09      0.12(b)   0.04      0.02
----------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)         2.23(c)      2.10      0.63      1.00      1.50
================================================================================================================
    Total from investment operations                             2.39         2.19      0.75      1.04      1.52
================================================================================================================
Less dividends from net investment income                       (0.08)       (0.09)    (0.08)    (0.02)       --
================================================================================================================
Net asset value, end of period                                $ 17.18       $14.87    $12.77    $12.10    $11.08
________________________________________________________________________________________________________________
================================================================================================================
Total return(d)                                                 16.12%(c)    17.21%     6.22%     9.35%    15.90%
________________________________________________________________________________________________________________
================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $ 6,565       $5,153    $2,637    $2,534    $1,714
________________________________________________________________________________________________________________
================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 1.41%(e)     1.51%     1.45%     1.46%     1.50%
----------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              1.44%(e)     1.52%     1.47%     1.47%     1.50%
================================================================================================================
Ratio of net investment income to average net assets             1.00%(e)     0.68%     0.94%     0.34%     0.19%
________________________________________________________________________________________________________________
================================================================================================================
Portfolio turnover rate                                            39%          51%       54%       36%       28%
________________________________________________________________________________________________________________
================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $0.07 and 0.58%, respectively.
(c) Includes litigation proceeds received during the period. Had these litigation proceeds not been received Net gains on securities (both realized and unrealized) per share would have been $2.10 and total return would have been lower.
(d) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
(e)  Ratios are based on average daily net assets of $5,998,703.

AIM Charter Fund

NOTE 16--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING


On July 6, 2007, the Securities and Exchange Commission ("SEC") published notice of two proposed distribution plans ("Distribution Plans") for the distribution of monies placed into two separate Fair Funds created pursuant to a settlement reached on October 8, 2004 between Invesco Funds Group, Inc. ("IFG"), A I M Advisors, Inc. ("AIM") and A I M Distributors, Inc. and the SEC (the "Order"). One of the Fair Funds consists of $325 million, plus interest and any contributions by other settling parties, for distribution to shareholders of certain mutual funds formerly advised by IFG who may have been harmed by market timing and related activity. The second Fair Fund consists of $50 million, plus interest and any contributions by other settling parties, for distribution to shareholders of mutual funds advised by AIM who may have been harmed by market timing and related activity. Comments on the Distribution Plans were due no later than August 6, 2007 and the Distribution Plans are awaiting final approval by the SEC. Distributions from the Fair Funds will begin after the SEC finally approves the Distribution Plans. The proposed Distribution Plans provide for distribution to all eligible investors, for the periods spanning January 1, 2000 through July 31, 2003 (for the IFG Fair Fund) and January 1, 2001 through September 30, 2003 (for the AIM Fair Fund), their proportionate share of the applicable Fair Fund to compensate such investors for injury they may have suffered as a result of market timing in the affected funds. The Distribution Plans include a provision for any residual amounts in the Fair Funds to be distributed in the future to the affected funds. Because the Distribution Plans have not received final approval from the SEC and distribution of the Fair Funds has not yet commenced, management of AIM and the Fund are unable to estimate the amount of distribution to be made to the Fund, if any.

    At the request of the trustees of the AIM Funds, Invesco Ltd. ("Invesco"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES


    On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner.

    Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM's time to respond to that Order has been indefinitely suspended.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds; and

    - that certain AIM Funds inadequately employed fair value pricing.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in Invesco's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the Invesco defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM Charter Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of AIM Equity Funds and Shareholders of AIM Charter Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AIM Charter Fund (one of the funds constituting AIM Equity Funds, hereafter referred to as the "Fund") at October 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the periods ended on or before October 31, 2004 were audited by another independent registered public accounting firm whose report, dated December 15, 2004, expressed an unqualified opinion on those financial highlights.

PRICEWATERHOUSECOOPERS LLP

December 19, 2007
Houston, Texas

AIM Charter Fund

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2007, through October 31, 2007.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                                                                           HYPOTHETICAL
                                                                                     (5% ANNUAL RETURN BEFORE
                             BEGINNING                    ACTUAL                            EXPENSES)
                              ACCOUNT            ENDING           EXPENSES           ENDING           EXPENSES        ANNUALIZED
SHARE                          VALUE          ACCOUNT VALUE      PAID DURING      ACCOUNT VALUE      PAID DURING       EXPENSE
CLASS                        (5/1/07)         (10/31/07)(1)      PERIOD (2)        (10/31/07)        PERIOD (2)         RATIO
A                            $1,000.00          $1,050.40          $ 6.00           $1,019.36           $5.90            1.16%
B                             1,000.00           1,046.30            9.85            1,015.58            9.70            1.91
C                             1,000.00           1,046.80            9.85            1,015.58            9.70            1.91
R                             1,000.00           1,048.80            7.28            1,018.10            7.17            1.41

(1) The actual ending account value is based on the actual total return of the Fund for the period May 1, 2007, through October 31, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

Supplement to Annual Report dated 10/31/07

AIM Charter Fund

                                             ==========================================
Institutional Class Shares                   AVERAGE ANNUAL TOTAL RETURNS                    PLEASE NOTE THAT PAST PERFORMANCE IS
                                             For periods ended 10/31/07                   NOT INDICATIVE OF FUTURE RESULTS. MORE
The following information has been                                                        RECENT RETURNS MAY BE MORE OR LESS THAN
prepared to provide Institutional Class      Inception (7/30/91)                  9.68%   THOSE SHOWN. ALL RETURNS ASSUME
shareholders with a performance overview     10 Years                             6.30    REINVESTMENT OF DISTRIBUTIONS AT NAV.
specific to their holdings. Institutional     5 Years                            13.72    INVESTMENT RETURN AND PRINCIPAL VALUE WILL
Class shares are offered exclusively to       1 Year                             16.96    FLUCTUATE SO YOUR SHARES, WHEN REDEEMED,
institutional investors, including defined                                                MAY BE WORTH MORE OR LESS THAN THEIR
contribution plans that meet certain         AVERAGE ANNUAL TOTAL RETURNS                 ORIGINAL COST. SEE FULL REPORT FOR
criteria.                                    For periods ended 9/30/07, most recent       INFORMATION ON COMPARATIVE BENCHMARKS.
                                             calendar quarter-end                         PLEASE CONSULT YOUR FUND PROSPECTUS FOR
                                                                                          MORE INFORMATION. FOR THE MOST CURRENT
                                             Inception (7/30/91)                  9.61%   MONTH-END PERFORMANCE, PLEASE CALL
                                             10 Years                             5.63    800-451-4246 OR VISIT AIMINVESTMENTS.COM.
                                              5 Years                            14.57
                                              1 Year                             17.61
                                             ==========================================

                                             INSTITUTIONAL CLASS SHARES HAVE NO SALES
                                             CHARGE; THEREFORE, PERFORMANCE IS AT NET
                                             ASSET VALUE (NAV). PERFORMANCE OF
                                             INSTITUTIONAL CLASS SHARES WILL DIFFER
                                             FROM PERFORMANCE OF OTHER SHARE CLASSES
                                             PRIMARILY DUE TO DIFFERING SALES CHARGES
                                             AND CLASS EXPENSES.

==========================================
NASDAQ SYMBOL                        CHTVX
==========================================

Over for information on your Fund's expenses.

=======================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS,
WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES.
INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
=======================================================================================

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

AIMinvestments.com               CHT-INS-1              A I M Distributors, Inc.

                                                        [AIM INVESTMENTS LOGO]
                                                      -- REGISTERED TRADEMARK --

AIM Charter Fund

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2007, through October 31, 2007.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                                                                  HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE
                                                     ACTUAL                        EXPENSES)
                           BEGINNING         ENDING         EXPENSES         ENDING         EXPENSES      ANNUALIZED
                         ACCOUNT VALUE    ACCOUNT VALUE    PAID DURING    ACCOUNT VALUE    PAID DURING     EXPENSE
SHARE CLASS               (05/01/07)      (10/31/07)(1)     PERIOD(2)      (10/31/07)       PERIOD(2)       RATIO
Institutional              $1,000.00        $1,052.60         $3.83         $1,021.48         $3.77          0.74%

(1) The actual ending account value is based on the actual total return of the Fund for the period May 1, 2007, through October 31, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

AIMinvestments.com     CHT-INS-1     A I M Distributors, Inc.

AIM Charter Fund

Approval of Investment Advisory Agreement

The Board of Trustees (the Board) of AIM      own recommendations regarding the           A. Nature, Extent and Quality of Services
Equity Funds is required under the            performance, fees and expenses of the AIM      Provided by AIM
Investment Company Act of 1940 to approve     Funds to the full Board. Moreover, the
annually the renewal of the AIM Charter       Investments Committee considers each        The Board reviewed the advisory services
Fund (the Fund) investment advisory           Sub-Committee's recommendations in making   provided to the Fund by AIM under the
agreement with A I M Advisors, Inc. (AIM).    its annual recommendation to the Board      Fund's advisory agreement, the
During contract renewal meetings held on      whether to approve the continuance of       performance of AIM in providing these
June 25-27, 2007, the Board as a whole and    each AIM Fund's investment advisory         services, and the credentials and
the disinterested or "independent"            agreement and sub-advisory agreement, if    experience of the officers and employees
Trustees, voting separately, approved the     applicable (advisory agreements), for       of AIM who provide these services. The
continuance of the Fund's investment          another year.                               Board's review of the qualifications of
advisory agreement for another year,                                                      AIM to provide these services included
effective July 1, 2007. In doing so, the         The independent Trustees, as mentioned   the Board's consideration of AIM's
Board determined that the Fund's advisory     above, are assisted in their annual         portfolio and product review process,
agreement is in the best interests of the     evaluation of the advisory agreements by    various back office support functions
Fund and its shareholders and that the        the independent Senior Officer. One         provided by AIM, and AIM's equity and
compensation to AIM under the Fund's          responsibility of the Senior Officer is     fixed income trading operations. The
advisory agreement is fair and reasonable.    to manage the process by which the AIM      Board concluded that the nature, extent
                                              Funds' proposed management fees are         and quality of the advisory services
   The independent Trustees met separately    negotiated during the annual contract       provided to the Fund by AIM were
during their evaluation of the Fund's         renewal process to ensure that they are     appropriate and that AIM currently is
investment advisory agreement with            negotiated in a manner which is at arms'    providing satisfactory advisory services
independent legal counsel from whom they      length and reasonable. Accordingly, the     in accordance with the terms of the
received independent legal advice, and the    Senior Officer must either supervise a      Fund's advisory agreement. In addition,
independent Trustees also received            competitive bidding process or prepare an   based on their ongoing meetings
assistance during their deliberations from    independent written evaluation. The         throughout the year with the Fund's
the independent Senior Officer, a full-time   Senior Officer has recommended that an      portfolio managers, the Board concluded
officer of the AIM Funds who reports          independent written evaluation be           that these individuals are competent and
directly to the independent Trustees. The     provided and, upon the direction of the     able to continue to carry out their
following discussion more fully describes     Board, has prepared an independent          responsibilities under the Fund's
the process employed by the Board to          written evaluation.                         advisory agreement.
evaluate the performance of the AIM Funds
(including the Fund) throughout the year         During the annual contract renewal          In determining whether to continue the
and, more specifically, during the annual     process, the Board considered the factors   Fund's advisory agreement, the Board
contract renewal meetings.                    discussed below under the heading           considered the prior relationship between
                                              "Factors and Conclusions and Summary of     AIM and the Fund, as well as the Board's
THE BOARD'S FUND EVALUATION PROCESS           Independent Written Fee Evaluation" in      knowledge of AIM's operations, and
                                              evaluating the fairness and                 concluded that it was beneficial to
The Board's Investments Committee has         reasonableness of the Fund's advisory       maintain the current relationship, in
established three Sub-Committees which are    agreement at the contract renewal           part, because of such knowledge. The
responsible for overseeing the management     meetings and at their meetings throughout   Board also considered the steps that AIM
of a number of the series portfolios of the   the year as part of their ongoing           and its affiliates have taken over the
AIM Funds. This Sub-Committee structure       oversight of the Fund. The Fund's           last several years to improve the quality
permits the Trustees to focus on the          advisory agreement was considered           and efficiency of the services they
performance of the AIM Funds that have been   separately, although the Board also         provide to the Funds in the areas of
assigned to them. The Sub-Committees meet     considered the common interests of all of   investment performance, product line
throughout the year to review the             the AIM Funds in their deliberations. The   diversification, distribution, fund
performance of their assigned funds, and      Board comprehensively considered all of     operations, shareholder services and
the Sub-Committees review monthly and         the information provided to them and did    compliance. The Board concluded that the
quarterly comparative performance             not identify any particular factor that     quality and efficiency of the services
information and periodic asset flow data      was controlling. Furthermore, each          AIM and its affiliates provide to the AIM
for their assigned funds. These materials     Trustee may have evaluated the              Funds in each of these areas have
are prepared under the direction and          information provided differently from one   generally improved, and support the
supervision of the independent Senior         another and attributed different weight     Board's approval of the continuance of
Officer. Over the course of each year, the    to the various factors. The Trustees        the Fund's advisory agreement.
Sub-Committees meet with portfolio managers   recognized that the advisory arrangements
for their assigned funds and other members    and resulting advisory fees for the Fund    B. FUND PERFORMANCE
of management and review with these           and the other AIM Funds are the result of
individuals the performance, investment       years of review and negotiation between     The Board compared the Fund's performance
objective(s), policies, strategies and        the Trustees and AIM, that the Trustees     during the past one, three and five
limitations of these funds.                   may focus to a greater extent on certain    calendar years to the performance of
                                              aspects of these arrangements in some       funds in the Fund's Lipper peer group
   In addition to their meetings throughout   years than others, and that the Trustees'   that are not managed by AIM, and against
the year, the Sub-Committees meet at          deliberations and conclusions in a          the performance of all funds in the
designated contract renewal meetings each     particular year may be based in part on     Lipper Large-Cap Core Funds Index. The
year to conduct an in-depth review of the     their deliberations and conclusions of      Board also reviewed the methodology used
performance, fees and expenses of their       these same arrangements throughout the      by Lipper to identify the Fund's peers.
assigned funds. During the contract renewal   year and in prior years.                    The Board noted that the Fund's
process, the Trustees receive comparative                                                 performance was above the median
performance and fee data regarding all the    FACTORS AND CONCLUSIONS AND SUMMARY OF      performance of its peers for the one and
AIM Funds prepared by an independent          INDEPENDENT WRITTEN FEE EVALUATION          five year periods, and comparable to such
company, Lipper, Inc., under the direction                                                performance for the three year period.
and supervision of the independent Senior     The discussion below serves as a summary    The Board noted that the Fund's
Officer who also prepares a separate          of the Senior Officer's independent         performance was above the performance of
analysis of this information for the          written evaluation, as well as a            the Index for the one and five year
Trustees. Each Sub-Committee then makes       discussion of the material factors and      periods, and comparable to such Index for
recommendations to the Investments            related conclusions that formed the basis   the three year period. The Board also
Committee regarding the performance, fees     for the Board's approval of the Fund's      considered the steps AIM has taken over
and expenses of their assigned funds. The     advisory agreement. Unless otherwise        the last several years to improve the
Investments Committee considers each          stated, information set forth below is as   quality and efficiency of the services
Sub-Committee's recommendations and makes     of June 27, 2007 and does not reflect any   that AIM provides to the AIM Funds. The
its                                           changes that may have occurred since that   Board concluded that AIM continues to be
                                              date, including but not limited to          responsive to the Board's focus on fund
                                              changes to the Fund's performance,          performance. Although the independent
                                              advisory fees, expense limitations and/or   written evaluation of the Fund's Senior
                                              fee waivers.                                Officer (discussed below) only considered
                                                                                          Fund performance through the most

                                                                                                                        (continued)

AIM Charter Fund

recent calendar year, the Board also          D. ECONOMIES OF SCALE AND BREAKPOINTS       G. COLLATERAL BENEFITS TO AIM AND ITS
reviewed more recent Fund performance and                                                    AFFILIATES
this review did not change their              The Board considered the extent to which
conclusions.                                  there are economies of scale in AIM's       The Board considered various other
                                              provision of advisory services to the       benefits received by AIM and its
C. ADVISORY FEES AND FEE WAIVERS              Fund. The Board also considered whether     affiliates resulting from AIM's
                                              the Fund benefits from such economies of    relationship with the Fund, including the
The Board compared the Fund's contractual     scale through contractual breakpoints in    fees received by AIM and its affiliates
advisory fee rate to the contractual          the Fund's advisory fee schedule or         for their provision of administrative,
advisory fee rates of funds in the Fund's     through advisory fee waivers or expense     transfer agency and distribution services
Lipper peer group that are not managed by     limitations. The Board noted that the       to the Fund. The Board considered the
AIM, at a common asset level and as of the    Fund's contractual advisory fee schedule    performance of AIM and its affiliates in
end of the past calendar year. The Board      includes one breakpoint and that the        providing these services and the
noted that the Fund's advisory fee rate was   level of the Fund's advisory fees, as a     organizational structure employed by AIM
above the median advisory fee rate of its     percentage of the Fund's net assets, has    and its affiliates to provide these
peers. The Board also reviewed the            decreased as net assets increased because   services. The Board also considered that
methodology used by Lipper and noted that     of the breakpoint. The Board also noted     these services are provided to the Fund
the contractual fee rates shown by Lipper     that AIM's contractual advisory fee         pursuant to written contracts which are
include any applicable long-term              waiver discussed above includes             reviewed and approved on an annual basis
contractual fee waivers. The Board also       breakpoints based on net asset levels.      by the Board. The Board concluded that
compared the Fund's contractual advisory      Based on this information, the Board        AIM and its affiliates were providing
fee rate to the contractual advisory fee      concluded that the Fund's advisory fees     these services in a satisfactory manner
rates of other clients of AIM and its         appropriately reflect economies of scale    and in accordance with the terms of their
affiliates with investment strategies         at current asset levels. The Board also     contracts, and were qualified to continue
comparable to those of the Fund, including    noted that the Fund shares directly in      to provide these services to the Fund.
three mutual funds advised by AIM and one     economies of scale through lower fees
mutual fund sub-advised by an AIM             charged by third party service providers       The Board considered the benefits
affiliate. The Board noted that the Fund's    based on the combined size of all of the    realized by AIM as a result of portfolio
rate was: (i) above the rate for one of the   AIM Funds and affiliates.                   brokerage transactions executed through
mutual funds and comparable to the rates                                                  "soft dollar" arrangements. Under these
for the other two mutual funds; and (ii)      E. PROFITABILITY AND FINANCIAL RESOURCES    arrangements, portfolio brokerage
above the sub-advisory fee rate for the          OF AIM                                   commissions paid by the Fund and/or other
sub-advised mutual fund, although the                                                     funds advised by AIM are used to pay for
advisory fee rate for such sub-advised fund   The Board reviewed information from AIM     research and execution services. The
is above the Fund's.                          concerning the costs of the advisory and    Board noted that soft dollar arrangements
                                              other services that AIM and its             shift the payment obligation for the
   Additionally, the Board compared the       affiliates provide to the Fund and the      research and executions services from AIM
Fund's contractual advisory fee rate to the   profitability of AIM and its affiliates     to the funds and therefore may reduce
total advisory fees paid by numerous          in providing these services. The Board      AIM's expenses. The Board also noted that
separately managed accounts/wrap accounts     also reviewed information concerning the    research obtained through soft dollar
advised by an AIM affiliate. The Board        financial condition of AIM and its          arrangements may be used by AIM in making
noted that the Fund's rate was generally      affiliates. The Board also reviewed with    investment decisions for the Fund and may
above the rates for the separately managed    AIM the methodology used to prepare the     therefore benefit Fund shareholders. The
accounts/wrap accounts. The Board             profitability information. The Board        Board concluded that AIM's soft dollar
considered that management of the             considered the overall profitability of     arrangements were appropriate. The Board
separately managed accounts/wrap accounts     AIM, as well as the profitability of AIM    also concluded that, based on their
by the AIM affiliate involves different       in connection with managing the Fund. The   review and representations made by AIM,
levels of services and different              Board noted that AIM continues to operate   these arrangements were consistent with
operational and regulatory requirements       at a net profit, although increased         regulatory requirements.
than AIM's management of the Fund. The        expenses in recent years have reduced the
Board concluded that these differences are    profitability of AIM and its affiliates.       The Board considered the fact that the
appropriately reflected in the fee            The Board concluded that the Fund's         Fund's uninvested cash and cash
structure for the Fund and the separately     advisory fees were fair and reasonable,     collateral from any securities lending
managed accounts/wrap accounts.               and that the level of profits realized by   arrangements may be invested in money
                                              AIM and its affiliates from providing       market funds advised by AIM pursuant to
   The Board noted that AIM has               services to the Fund was not excessive in   procedures approved by the Board. The
contractually agreed to waive advisory fees   light of the nature, quality and extent     Board noted that AIM will receive
of the Fund through December 31, 2012 and     of the services provided. The Board         advisory fees from these affiliated money
that this fee waiver includes breakpoints     considered whether AIM is financially       market funds attributable to such
based on net asset levels. The Board          sound and has the resources necessary to    investments, although AIM has
considered the contractual nature of this     perform its obligations under the Fund's    contractually agreed to waive the
fee waiver and noted that it remains in       advisory agreement, and concluded that      advisory fees payable by the Fund with
effect until December 31, 2012. The Board     AIM has the financial resources necessary   respect to its investment of uninvested
noted that, according to information          to fulfill these obligations.               cash in these affiliated money market
provided by AIM, this fee waiver reduces                                                  funds through at least June 30, 2008. The
the Fund's effective advisory fees to a       F. INDEPENDENT WRITTEN EVALUATION OF THE    Board considered the contractual nature
level generally in line with the median          FUND'S SENIOR OFFICER                    of this fee waiver and noted that it
effective advisory fees for the Fund's                                                    remains in effect until at least June 30,
peers, as determined by AIM. The Board        The Board noted that, upon their            2008. The Board concluded that the Fund's
reviewed the Fund's effective advisory fee    direction, the Senior Officer of the        investment of uninvested cash and cash
rate, after taking account of this fee        Fund, who is independent of AIM and AIM's   collateral from any securities lending
waiver, and considered the effect this fee    affiliates, had prepared an independent     arrangements in the affiliated money
waiver would have on the Fund's estimated     written evaluation to assist the Board in   market funds is in the best interests of
total expenses. The Board concluded that      determining the reasonableness of the       the Fund and its shareholders.
the levels of fee waivers/expense             proposed management fees of the AIM
limitations for the Fund were fair and        Funds, including the Fund. The Board
reasonable.                                   noted that they had relied upon the
                                              Senior Officer's written evaluation
   After taking account of the Fund's         instead of a competitive bidding process.
contractual advisory fee rate, as well as     In determining whether to continue the
the comparative advisory fee information      Fund's advisory agreement, the Board
and the fee waiver discussed above, the       considered the Senior Officer's written
Board concluded that the Fund's advisory      evaluation.
fees were fair and reasonable.

AIM Charter Fund

TAX INFORMATION

Form 1099-DIV, Form 1042-S and other year -- end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

  The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state's requirement.

  The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended October 31, 2007:

       FEDERAL AND STATE INCOME TAX

         Qualified Dividend Income*                                 100%
         Corporate Dividends Received Deduction*                    100%

       * The above percentages are based on ordinary income dividends paid to shareholders during the fund's fiscal year.

       NON-RESIDENT ALIEN SHAREHOLDERS

         Qualified Interest Income**                               24.50%

       ** The above percentage is based on income dividends paid to shareholders during the fund's fiscal year.

ADDITIONAL NON-RESIDENT ALIEN SHAREHOLDER INFORMATION

The percentages of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended January 31, 2007, April 30, 2007, July 31, 2007 and October 31, 2007 were 30.52%, 29.86%, 28.12%, and 30.81%, respectively.

AIM Charter Fund

TRUSTEES AND OFFICERS



The address of each trustee and officer of AIM Equity Funds (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Each trustee oversees 104 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

                                                                                       OTHER
                                  TRUSTEE                                              TRUSTEESHIP(S)/
NAME, YEAR OF BIRTH AND           AND/OR                                               DIRECTORSHIP(S)
POSITION(S) HELD WITH THE         OFFICER    PRINCIPAL OCCUPATION(S)                   HELD BY
TRUST                             SINCE      DURING PAST 5 YEARS                       TRUSTEE/ DIRECTOR
-------------------------------------------------------------------------------------------------------------------------
 Interested Persons
-------------------------------------------------------------------------------------------------------------------------

  Martin L. Flanagan(1) -- 1960   2007       Director, Chief Executive Officer and     None
  Trustee                                    President, Invesco Ltd. (ultimate parent
                                             of AIM and a global investment
                                             management firm) and, INVESCO PLC
                                             (parent of AIM and a global investment
                                             management firm); Chairman, A I M
                                             Advisors, Inc. (registered investment
                                             advisor); Director, Chairman, Chief
                                             Executive Officer and President, IVZ
                                             Inc. (holding company); and INVESCO
                                             North American Holdings, Inc. (holding
                                             company); Chairman and President,
                                             INVESCO Group Services, Inc. (service
                                             provider); Trustee, The AIM Family of
                                             Funds(R); Vice Chairman, Investment
                                             Company Institute; and Member of
                                             Executive Board, SMU Cox School of
                                             Business

                                             Formerly: Chairman, Investment Company
                                             Institute; President, Co-Chief Executive
                                             Officer, Co-President, Chief Operating
                                             Officer and Chief Financial Officer,
                                             Franklin Resources, Inc. (global
                                             investment management organization)
-------------------------------------------------------------------------------------------------------------------------

  Philip A. Taylor(2) -- 1954     2006       Director, Chief Executive Officer and     None
  Trustee, President and                     President, AIM Mutual Fund Dealer Inc.
  Principal                                  (registered broker dealer), A I M
  Executive Officer                          Advisors, Inc., AIM Funds Management
                                             Inc. d/b/a INVESCO Enterprise Services
                                             (registered investment advisor and
                                             registered transfer agent) and 1371
                                             Preferred Inc. (holding company);
                                             Director, Chairman, Chief Executive
                                             Officer and President, A I M Management
                                             Group Inc. (financial services holding
                                             company) and A I M Capital Management,
                                             Inc. (registered investment advisor);
                                             Director and President, INVESCO Funds
                                             Group, Inc. (registered investment
                                             advisor and register transfer agent) and
                                             AIM GP Canada Inc. (general partner for
                                             a limited partnership); Director, A I M
                                             Distributors, Inc. (registered broker
                                             dealer); Director and Chairman, AIM
                                             Investment Services, Inc. (registered
                                             transfer agent) and INVESCO
                                             Distributors, Inc. (registered broker
                                             dealer); Director, President and
                                             Chairman, IVZ Callco Inc. (holding
                                             company), INVESCO Inc. (holding company)
                                             and AIM Canada Holdings Inc. (holding
                                             company); Director and Chief Executive
                                             Officer, AIM Trimark Corporate Class
                                             Inc. (formerly AIM Trimark Global Fund
                                             Inc.) (corporate mutual fund company)
                                             and AIM Trimark Canada Fund Inc.
                                             (corporate mutual fund company);
                                             Trustee, President and Principal
                                             Executive Officer of The AIM Family of
                                             Funds--Registered Trademark-- (other
                                             than AIM Treasurer's Series Trust,
                                             Short-Term Investments Trust and
                                             Tax-Free Investments Trust); Trustee and
                                             Executive Vice President, The AIM Family
                                             of Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free
                                             Investments Trust only); and Manager,
                                             PowerShares Capital Management LLC

                                             Formerly: Director and Chairman, Fund
                                             Management Company (registered broker
                                             dealer); President and Principal
                                             Executive Officer, The AIM Family of
                                             Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free
                                             Investments Trust only); Chairman, AIM
                                             Canada Holdings, Inc.; President, AIM
                                             Trimark Global Fund Inc. and AIM Trimark
                                             Canada Fund Inc.; and Director, Trimark
                                             Trust (federally regulated Canadian
                                             Trust Company)
-------------------------------------------------------------------------------------------------------------------------
 Independent Trustees
-------------------------------------------------------------------------------------------------------------------------

  Bruce L. Crockett -- 1944       1993       Chairman, Crockett Technology Associates  ACE Limited (insurance company);
  Trustee and Chair                          (technology consulting company)           and Captaris, Inc. (unified
                                                                                       messaging provider)
-------------------------------------------------------------------------------------------------------------------------

  Bob R. Baker -- 1936            2003       Retired                                   None
  Trustee
-------------------------------------------------------------------------------------------------------------------------

  Frank S. Bayley -- 1939         2001       Retired                                   Badgley Funds, Inc. (registered
  Trustee                                                                              investment company) (2 portfolios)

                                             Formerly: Partner, law firm of Baker &
                                             McKenzie
-------------------------------------------------------------------------------------------------------------------------

  James T. Bunch -- 1942          2003       Founder, Green, Manning & Bunch Ltd.,     None
  Trustee                                    (investment banking firm); and Director,
                                             Policy Studies, Inc. and Van Gilder
                                             Insurance Corporation
-------------------------------------------------------------------------------------------------------------------------

  Albert R. Dowden -- 1941        2000       Director of a number of public and        None
  Trustee                                    private business corporations, including
                                             the Boss Group Ltd. (private investment
                                             and management); Reich & Tang Funds
                                             (Chairman) (registered investment
                                             company) (7 portfolios), Daily Income
                                             Fund (4 portfolios), California Daily
                                             Tax Free Income Fund, Inc., Connecticut
                                             Daily Tax Free Income Fund, Inc. and New
                                             Jersey Daily Municipal Fund, Inc.,
                                             Annuity and Life Re (Holdings), Ltd.
                                             (insurance company), and Homeowners of
                                             America Holding Corporation (property
                                             casualty company)

                                             Formerly: Director, CompuDyne
                                             Corporation (provider of product and
                                             services to the public security market);
                                             Director, President and Chief Executive
                                             Officer, Volvo Group North America,
                                             Inc.; Senior Vice President, AB Volvo;
                                             Director of various affiliated Volvo
                                             companies; and Director, Magellan
                                             Insurance Company
-------------------------------------------------------------------------------------------------------------------------

  Jack M. Fields -- 1952          1997       Chief Executive Officer, Twenty First     Administaff
  Trustee                                    Century Group, Inc. (government affairs
                                             company); and Owner and Chief Executive
                                             Officer, Dos Angelos Ranch, L.P.
                                             (cattle, hunting, corporate
                                             entertainment), and Discovery Global
                                             Education Fund (non-profit)

                                             Formerly: Chief Executive Officer,
                                             Texana Timber LP (sustainable forestry
                                             company)
-------------------------------------------------------------------------------------------------------------------------

  Carl Frischling -- 1937         1988       Partner, law firm of Kramer Levin         Director, Reich & Tang Funds) (7
  Trustee                                    Naftalis and Frankel LLP                  portfolios)
-------------------------------------------------------------------------------------------------------------------------

  Prema Mathai-Davis -- 1950      1998       Formerly: Chief Executive Officer, YWCA   None
  Trustee                                    of the USA
-------------------------------------------------------------------------------------------------------------------------

  Lewis F. Pennock -- 1942        1988       Partner, law firm of Pennock & Cooper     None
  Trustee
-------------------------------------------------------------------------------------------------------------------------

  Ruth H. Quigley -- 1935         2001       Retired                                   None
  Trustee
-------------------------------------------------------------------------------------------------------------------------

  Larry Soll -- 1942              2003       Retired                                   None
  Trustee
-------------------------------------------------------------------------------------------------------------------------

  Raymond Stickel, Jr. -- 1944    2005       Retired                                   None
  Trustee

                                             Formerly: Partner, Deloitte & Touche;
                                             and Director, Mainstay VP Series Funds,
                                             Inc. (25 portfolios)
-------------------------------------------------------------------------------------------------------------------------

(1) Mr. Flanagan was appointed as Trustee of the Trust on February 24, 2007. Mr. Flanagan is considered an interested person of the Trust because he is an officer of the advisor to the Trust, and an officer and a director of INVESCO PLC, parent of the advisor to the Trust.
(2) Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

AIM Charter Fund

                                                                                       OTHER
                                  TRUSTEE                                              TRUSTEESHIP(S)/
NAME, YEAR OF BIRTH AND           AND/OR                                               DIRECTORSHIP(S)
POSITION(S) HELD WITH THE         OFFICER    PRINCIPAL OCCUPATION(S)                   HELD BY TRUSTEE/
TRUST                             SINCE      DURING PAST 5 YEARS                       DIRECTOR
-------------------------------------------------------------------------------------------------------------------------
 Other Officers
-------------------------------------------------------------------------------------------------------------------------

  Russell C. Burk -- 1958         2005       Senior Vice President and Senior Officer  N/A
  Senior Vice President and                  of The AIM Family of Funds--Registered
  Senior Officer                             Trademark--

                                             Formerly: Director of Compliance and
                                             Assistant General Counsel, ICON
                                             Advisers, Inc.; Financial Consultant,
                                             Merrill Lynch; General Counsel and
                                             Director of Compliance, ALPS Mutual
                                             Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------

  John M. Zerr -- 1962            2006       Director, Senior Vice President,          N/A
  Senior Vice President, Chief               Secretary and General Counsel, A I M
  Legal Officer and Secretary                Management Group Inc., A I M Advisors,
                                             Inc. and A I M Capital Management, Inc.;
                                             Director, Vice President and Secretary,
                                             AIM Investment Services, Inc. and
                                             INVESCO Distributors, Inc.; Director,
                                             Senior Vice President and Secretary,
                                             A I M Distributors, Inc.; Director and
                                             Vice President, INVESCO Funds Group
                                             Inc.; Senior Vice President, Chief Legal
                                             Officer and Secretary of The AIM Family
                                             of Funds--Registered Trademark--; and
                                             Manager, PowerShares Capital Management
                                             LLC

                                             Formerly: Director, Vice President and
                                             Secretary, Fund Management Company; Vice
                                             President, A I M Capital Management,
                                             Inc.; Chief Operating Officer, Senior
                                             Vice President, General Counsel and
                                             Secretary, Liberty Ridge Capital, Inc.
                                             (an investment adviser); Vice President
                                             and Secretary, PBHG Funds (an investment
                                             company); Vice President and Secretary,
                                             PBHG Insurance Series Fund (an
                                             investment company); General Counsel and
                                             Secretary, Pilgrim Baxter Value
                                             Investors (an investment adviser); Chief
                                             Operating Officer, General Counsel and
                                             Secretary, Old Mutual Investment
                                             Partners (a broker-dealer); General
                                             Counsel and Secretary, Old Mutual Fund
                                             Services (an administrator); General
                                             Counsel and Secretary, Old Mutual
                                             Shareholder Services (a shareholder
                                             servicing center); Executive Vice
                                             President, General Counsel and
                                             Secretary, Old Mutual Capital, Inc. (an
                                             investment adviser); and Vice President
                                             and Secretary, Old Mutual Advisors Funds
                                             (an investment company)
-------------------------------------------------------------------------------------------------------------------------

  Lisa O. Brinkley -- 1959        2004       Global Compliance Director, INVESCO PLC;  N/A
  Vice President                             and Vice President of The AIM Family of
                                             Funds--Registered Trademark--

                                             Formerly: Senior Vice President, A I M
                                             Management Group Inc. (financial
                                             services holding company); Senior Vice
                                             President and Chief Compliance Officer,
                                             A I M Advisors, Inc. and The AIM Family
                                             of Funds--Registered Trademark--; Vice
                                             President and Chief Compliance Officer,
                                             A I M Capital Management, Inc. and A I M
                                             Distributors, Inc.; Vice President, AIM
                                             Investment Services, Inc. and Fund
                                             Management Company; Senior Vice
                                             President and Chief Compliance Officer
                                             of The AIM Family of Funds--Registered
                                             Trademark--; and Senior Vice President
                                             and Compliance Director, Delaware
                                             Investments Family of Funds
-------------------------------------------------------------------------------------------------------------------------

  Kevin M. Carome -- 1956         2003       Senior Vice President and General
  Vice President                             Counsel, INVESCO PLC; Director, INVESCO
                                             Funds Group, Inc.; Director and
                                             Secretary, IVZ, Inc. and INVESCO Group
                                             Services, Inc.; Secretary, INVESCO North
                                             American Holdings, Inc.; and Vice
                                             President of The AIM Family of
                                             Funds--Registered Trademark--

                                             Formerly: Director, Senior Vice           N/A
                                             President, Secretary and General
                                             Counsel, A I M Management Group Inc. and
                                             A I M Advisors, Inc.; Senior Vice
                                             President, A I M Distributors, Inc.;
                                             Director, General Counsel and Vice
                                             President, Fund Management Company; Vice
                                             President, A I M Capital Management,
                                             Inc. and AIM Investment Services, Inc.;
                                             Senior Vice President, Chief Legal
                                             Officer and Secretary of The AIM Family
                                             of Funds--Registered Trademark--;
                                             Director and Vice President, INVESCO
                                             Distributors, Inc.; Chief Executive
                                             Officer and President, INVESCO Funds
                                             Group, Inc.; and Senior Vice President
                                             and General Counsel, Liberty Financial
                                             Companies, Inc.
-------------------------------------------------------------------------------------------------------------------------

  Sidney M. Dilgren -- 1961       2004       Vice President, A I M Advisors, Inc. and  N/A
  Vice President, Principal                  A I M Capital Management, Inc.; and Vice
  Financial Officer and                      President, Treasurer and Principal
  Treasurer                                  Financial Officer of The AIM Family of
                                             Funds--Registered Trademark--

                                             Formerly: Fund Treasurer, A I M
                                             Advisors, Inc.; Senior Vice President,
                                             AIM Investment Services, Inc.; and Vice
                                             President, A I M Distributors, Inc.
-------------------------------------------------------------------------------------------------------------------------

  Karen Dunn Kelley -- 1960       2004       Head of INVESCO's World Wide Fixed        N/A
  Vice President                             Income and Cash Management Group;
                                             Director of Cash Management and Senior
                                             Vice President, A I M Advisors, Inc. and
                                             A I M Capital Management, Inc; Executive
                                             Vice President, A I M Distributors,
                                             Inc.; Senior Vice President, A I M
                                             Management Group Inc.; Vice President,
                                             The AIM Family of Funds--Registered
                                             Trademark-- (other than AIM Treasurer's
                                             Series Trust, Short-Term Investments
                                             Trust and Tax-Free Investments Trust);
                                             and President and Principal Executive
                                             Officer, The AIM Family of
                                             Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free
                                             Investments Trust only)

                                             Formerly: Director and President, Fund
                                             Management Company; Chief Cash
                                             Management Officer and Managing
                                             Director, A I M Capital Management,
                                             Inc.; Vice President, A I M Advisors,
                                             Inc. and The AIM Family of
                                             Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free
                                             Investments Trust only)
-------------------------------------------------------------------------------------------------------------------------

  Lance A. Rejsek -- 1967         2005       Anti-Money Laundering Compliance          N/A
  Anti-Money Laundering                      Officer, A I M Advisors, Inc., A I M
  Compliance Officer                         Capital Management, Inc., A I M
                                             Distributors, Inc., AIM Investment
                                             Services, Inc., AIM Private Asset
                                             Management, Inc. and The AIM Family of
                                             Funds--Registered Trademark--

                                             Formerly: Anti-Money Laundering
                                             Compliance Officer, Fund Management
                                             Company; and Manager of the Fraud
                                             Prevention Department, AIM Investment
                                             Services, Inc.
-------------------------------------------------------------------------------------------------------------------------

  Todd L. Spillane -- 1958        2006       Senior Vice President, A I M Management   N/A
  Chief Compliance Officer                   Group Inc.; Senior Vice President and
                                             Chief Compliance Officer, A I M
                                             Advisors, Inc. and A I M Capital
                                             Management, Inc.; Chief Compliance
                                             Officer of The AIM Family of
                                             Funds--Registered Trademark--, INVESCO
                                             Global Asset Management (N.A.), Inc.,
                                             (registered investment advisor), INVESCO
                                             Institutional (N.A.), Inc., (registered
                                             investment advisor), INVESCO Private
                                             Capital Investments, Inc. (holding
                                             company), INVESCO Private Capital, Inc.
                                             (registered investment advisor) and
                                             INVESCO Senior Secured Management, Inc.
                                             (registered investment advisor); and
                                             Vice President, A I M Distributors, Inc.
                                             and AIM Investment Services, Inc.

                                             Formerly: Vice President, A I M Capital
                                             Management, Inc. and Fund Management
                                             Company; Global Head of Product
                                             Development, AIG-Global Investment
                                             Group, Inc.; and Chief Compliance
                                             Officer and Deputy General Counsel,
                                             AIG-SunAmerica Asset Management
-------------------------------------------------------------------------------------------------------------------------

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246.

OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS
11 Greenway Plaza             A I M Advisors, Inc.     A I M Distributors,      PricewaterhouseCoopers
Suite 100                     11 Greenway Plaza        Inc.                     LLP
Houston, TX 77046-1173        Suite 100                11 Greenway Plaza        1201 Louisiana Street
                              Houston, TX 77046-1173   Suite 100                Suite 2900
                                                       Houston, TX 77046-1173   Houston, TX 77002-5678

COUNSEL TO THE FUND           COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
Ballard Spahr                 INDEPENDENT TRUSTEES     AIM Investment           State Street Bank and
Andrews & Ingersoll, LLP      Kramer, Levin, Naftalis  Services, Inc.           Trust
1735 Market Street, 51st      & Frankel LLP            P.O. Box 4739            Company
Floor                         1177 Avenue of the       Houston, TX 77210-4739   225 Franklin Street
Philadelphia, PA 19103-7599   Americas                                          Boston, MA 02110-2801
                              New York, NY 10036-2714

                            [EDELIVERY                              Fund holdings and proxy voting information
                           GO PAPERLESS
                   AIMINVESTMENTS.COM/EDELIVERY                     The Fund provides a complete list of its holdings four times in
                             GRAPHIC]                               each fiscal year, at the quarter-ends. For the second and
                                                                    fourth quarters, the lists appear in the Fund's semiannual and
REGISTER FOR EDELIVERY                                              annual reports to shareholders. For the first and third
                                                                    quarters, the Fund files the lists with the Securities and
eDelivery is the process of receiving your fund and account         Exchange Commission (SEC) on Form N-Q. The most recent list of
information via e-mail. Once your quarterly statements, tax         portfolio holdings is available at AIMinvestments.com. From our
forms, fund reports, and prospectuses are available, we will send   home page, click on Products & Performance, then Mutual Funds,
you an e-mail notification containing links to these documents.     then Fund Overview. Select your Fund from the drop-down menu
For security purposes, you will need to log in to your account to   and click on Complete Quarterly Holdings. Shareholders can also
view your statements and tax forms.                                 look up the Fund's Forms N-Q on the SEC Web site at sec.gov.
                                                                    Copies of the Fund's Forms N-Q may be reviewed and copied at
WHY SIGN UP?                                                        the SEC Public Reference Room in Washington, D.C. You can
                                                                    obtain information on the operation of the Public Reference
Register for eDelivery to:                                          Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by electronic
o  save your Fund the cost of printing and postage.                 request at the following e-mail address: publicinfo@sec.gov.
                                                                    The SEC file numbers for the Fund are 811-01424 and 002-25469.
o  reduce the amount of paper you receive.
                                                                    A description of the policies and procedures that the Fund uses
o  gain access to your documents faster by not waiting for the      to determine how to vote proxies relating to portfolio
   mail.                                                            securities is available without charge, upon request, from our
                                                                    Client Services department at 800-959-4246 or on the AIM Web
o  view your documents online anytime at your convenience.          site, AIMinvestments.com. On the home page, scroll down and click on Proxy Policy. The information is also available on
o  save the documents to your personal computer or print them out   the SEC Web site, sec.gov.
   for your records.
                                                                    Information regarding how the Fund voted proxies related to its
HOW DO I SIGN UP?                                                   portfolio securities during the 12 months ended June 30, 2007, is available at our Web site. Go to AIMinvestments.com, access
It's easy. Just follow these simple steps:                          the About Us tab, click on Required Notices and then click on
                                                                    Proxy Voting Activity. Next, select the Fund from the drop-down
1. Log in to your account.                                          menu. The information is also available on the SEC Web site,
                                                                    sec.gov.
2. Click on the "Service Center" tab.
                                                                    If used after January 20, 2008, this report must be accompanied
3. Select "Register for eDelivery" and complete the consent         by a Fund fact sheet or by an AIM Quarterly Performance Review
   process.                                                         for the most recent quarter-end. Mutual funds and
                                                                    exchange-traded funds distributed by A I M Distributors, Inc.
This AIM service is provided by AIM Investment Services, Inc.
                                                                    CHT-AR-1    A I M Distributors, Inc.

                                                                                                            [AIM INVESTMENTS LOGO]
                                                                                                          -- REGISTERED TRADEMARK --

DOMESTIC EQUITY

                                AIM Constellation Fund
                                Annual Report to Shareholders - October 31, 2007

Large-Cap Growth

Table of Contents

Letters to Shareholders .........    2
Performance Summary .............    4
Management Discussion ...........    4
Long-term Fund Performance ......    6
Supplemental Information ........    8
Schedule of Investments .........    9
Financial Statements ............   12
Notes to Financial Statements ...   14
Financial Highlights ............   21
Auditor's Report ................   25
Fund Expenses ...................   26
Approval of Advisory Agreement ..   27             [COVER GLOBE IMAGE]
Tax Information .................   29
Trustees and Officers ...........   30

[AIM INVESTMENT SOLUTIONS]

         [GRAPHIC]   [GRAPHIC]
         [DOMESTIC    [FIXED
          EQUITY]     INCOME]

[GRAPHIC]   [GRAPHIC]     [GRAPHIC]
 [TARGET     [TARGET    [DIVERSIFIED
  RISK]     MATURITY]    PORTFOLIOS]

     [GRAPHIC]      [GRAPHIC]
      [SECTOR    [INTERNATIONAL/
      EQUITY]     GLOBAL EQUITY]

  [AIM INVESTMENTS LOGO]
-- REGISTERED TRADEMARK --

AIM Constellation Fund

                         Dear Shareholders of the AIM Family of Funds:

                         I'm pleased to provide you with this report, which includes a discussion of how your Fund was managed during the period under review and factors that affected its performance. The following pages contain important information that answers questions you may have about your investment.

     [TAYLOR
      PHOTO]                Despite notable volatility at points throughout the fiscal year ended October 31, 2007, major stock market indexes in the U.S. and abroad generally performed well. Reasons for their favorable performance included positive economic growth, particularly overseas; strong corporate profits; and action by the
                         U.S. Federal Reserve Board (the Fed) to reassure skittish markets, among other factors.
  Philip Taylor
                            At its September 18, 2007, meeting, the Fed cut the federal funds target rate for the first time since
                         June 2003.(1) The cut followed 17 rate increases from June 2004 to June 20061 and was intended to address investor concerns about a weak housing market generally and problems in the subprime mortgage market specifically. The Fed's action triggered an immediate and broad stock market rally. The Fed cut this key interest rate again on October 31, 2007.(1) At AIM Investments --REGISTERED TRADEMARK--, we know that market conditions change--often suddenly and sometimes dramatically. We can help you deal with market volatility by offering a broad range of mutual funds, including:

                         o  Domestic, global and international equity funds

                         o  Taxable and tax-exempt fixed-income funds

                         o  Allocation portfolios, with risk/return characteristics to match your needs

                         o  AIM Independence Funds--target-maturity funds that combine retail mutual funds and PowerShares
                            --REGISTERED TRADEMARK-- exchange-traded funds--with risk/return characteristics that change as your target retirement date nears

                            I encourage you to talk with your financial advisor if you have concerns about your portfolio. We believe in the value of working with a trusted financial advisor who can recommend AIM funds that are appropriate for your portfolio and that address your long-term investment goals and risk tolerance regardless of prevailing short-term market conditions.

                         IN CONCLUSION

                         My colleague, Bob Graham, recently announced his decision to step down as vice chair of the AIM Funds board of directors. In 1976, Bob was one of three men who co-founded AIM. In the three decades since, he has been instrumental in transforming AIM from a small investment management firm into one of America's most respected mutual fund companies--and, in 1997, into a global independent retail and institutional investment manager.

                            In May, with shareholder approval, AIM Investments' parent company changed its name from AMVESCAP PLC to
                         Invesco Ltd., uniting our worldwide operations and global expertise under one new name. While the name of our parent company may be new to you, I can assure you that our commitment to excellent customer service remains unchanged. Our highly trained, courteous client service representatives are eager to answer your questions, provide you with product information or assist you with account transactions. I encourage you to give us an opportunity to serve you by calling us at 800-959-4246.

                            We at AIM are committed to helping you achieve your financial goals. We work every day to earn your trust, and we're grateful for the confidence you've placed in us.

                         Sincerely,


                         /S/ PHILIP TAYLOR

                         Philip Taylor
                         President - AIM Funds
                         CEO, AIM Investments
                         December 17, 2007

                         Source: (1)U.S. Federal Reserve Board

                         AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M
                         Capital Management, Inc. are the investment advisors. A I M Distributors, Inc. is the distributor for the retail mutual funds represented by AIM Investments and the PowerShares Exchange-Traded Fund Trust.

AIM Constellation Fund

                         Dear Fellow Shareholders:

                         In overseeing the management of the AIM family of funds on your behalf, your Board of Trustees of the AIM
                         Funds continues to focus on improved investment performance, reduced shareholder costs, and high ethical standards.
      [CROCKETT
        PHOTO]              Your Board welcomes two new members: Marty Flanagan, President and CEO of INVESCO, AIM's parent company, and Phil Taylor, who was named CEO of AIM Investments --REGISTERED TRADEMARK-- in April 2006. Robert
                         Graham, who has given more than 30 years of leadership to the company and the mutual fund industry since founding AIM in 1976, has retired, stepping down in the process from his most recent role as vice chairman
  Bruce L. Crockett      of the Board. We thank Bob for his many contributions and wish him a long and happy future.

                            Our review of fund performance has shown healthy progress, but the process is necessarily one of continuous improvement. In general, as of October 31, 2007, we have seen persistent investment discipline and more consistently good results. While this statement may not apply to every AIM Fund all the time, as I write this letter, the overall trend in fund management and performance has been positive.

                            The investment management talent at AIM has recently been enhanced by the promotion of Karen Dunn Kelley to Head of INVESCO's Worldwide Fixed Income as well as Director of AIM Global and Cash Management, with responsibility for all fixed income and money market funds that serve both institutional and individual investors. Under Karen's direction, AIM's cash management organization grew to one of the world's largest and most respected, with top-tier performance. The operations now combined under her charge represent more than $150 billion in assets, 120 investment professionals, and products that span the entire yield curve
                         (as of October 31, 2007).

                            In other news, your Board took a more active role in preparing for "proxy season," the period when fund managers must vote the shares held by their funds "for" or "against" various proposals on the ballots of the issuing companies. Beginning in the 2007 proxy season, AIM implemented new proxy voting policies, developed by management in conjunction with an ad hoc Board committee, which provided a solid framework for properly evaluating and executing the many decisions the AIM Funds are required to make to vote shares.

                            In general, the AIM Funds voted for proposals that would allow shareholders a greater role in election of directors, proxy access and "say for pay." The AIM Funds voted against directors whom AIM believed failed to govern well in cases of corporate mismanagement, such as the backdating of options grants, and against "poison pill" and "take under" proposals that would favor the financial interests of managers at the expense of investors in the case of a merger or acquisition. You can view the proxy votes cast for your fund by going to AIMinvestments.com. Click the "About Us" tab, then go to "Required Notices" and "Proxy
                         Voting Activity."

                            Additionally, your Board raised the amount its members are recommended to invest in the AIM Funds within three years of joining the Board, with the goal of aligning our interests even more closely with yours.

                            Furthermore, at our June meeting we renewed the investment advisory contracts between the AIM Funds and
                         AIM for another year, applying the same rigorous evaluation process that was enhanced and formalized in
                         2005. For more information on this process, please visit AIMinvestments.com. Click on the "Products and
                         Performance" tab and go to "Investment Advisory Agreement Renewals."

                            Your Board's ability to best represent your interests depends on our knowledge of your opinions and concerns. Please send me an email (bruce@brucecrockett.com) with your thoughts on the following:

                            1) How important is it to you to hear about your Board's decisions and activities in these letters?

                            2) What other information (on overall performance, specific funds, managers, etc.) would make the letters more meaningful to you?

                            3) Would you prefer that communications from your Board continue to be delivered in paper form by regular mail or be sent electronically by email?

                            If you would prefer to communicate through a quick online survey, please go to AIMinvestments.com and provide your responses there.

                            We need to hear from you to do our best job, and I look forward to your responses.

                         Sincerely,


                         /S/ BRUCE L. CROCKETT

                         Bruce L. Crockett
                         Independent Chair
                         AIM Funds Board of Directors

                         December 17, 2007

                         AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M
                         Capital Management, Inc. are the investment advisors. A I M Distributors, Inc. is the distributor for the retail mutual funds represented by AIM Investments and the PowerShares Exchange-Traded Fund Trust.

AIM Constellation Fund

Management's discussion of Fund performance                                        nies with management teams that profitably
                                                                                   reinvest shareholder cash flow
================================================================================
PERFORMANCE SUMMARY                                                                o Valuation--focus on profitable companies that
                                                                                   are attractively valued given their growth
For the fiscal year ended October 31, 2007, all share classes of AIM               potential over our time horizon
Constellation Fund, excluding applicable sales charges, produced double-digit
returns and outperformed the S&P 500 Index and the Russell 1000 Growth Index.         Stocks that are ranked highest by our
                                                                                   quantitative model are the focus of our
   The Fund outperformed the broad market as represented by the S&P 500 Index      fundamental research. Our fundamental analysis
and the Russell 1000 Growth Index largely due to strong stock selection across     seeks to develop a comprehensive understanding
several sectors. The Fund also benefited from exposure to mid- and small-cap       of the specific growth drivers, as well as the
holdings, which had strong returns during the period. Both the S&P 500 Index and   sustainability of that growth and the valuation
the Russell 1000 Growth Index consist primarily of large-cap stocks.               reflected in the current share price. To
                                                                                   determine the presence of these strong
   Your Fund's long-term performance appears later in this report.                 fundamentals, we analyze factors including
                                                                                   consensus earnings estimates, the competitive
FUND VS. INDEXES                                                                   landscape, industry themes, product and service
                                                                                   innovation and valuation metrics.
Total returns, 10/31/06-10/31/07, excluding applicable sales charges. If sales
charges were included, returns would be lower.                                        We construct the portfolio using a bottom-up
                                                                                   strategy, focusing on stocks rather than
Class A Shares                                            21.75%                   industries or sectors. While there are no
Class B Shares                                            20.83                    formal sector guidelines or constraints,
Class C Shares                                            20.80                    internal controls and proprietary software help
Class R Shares                                            21.42                    us monitor risk levels and sector
S&P 500 Index* (Broad Market Index)                       14.55                    concentration.
Russell 1000 Growth Index* (Style-Specific Index)         19.23
Lipper Multi-Cap Growth Funds Index* (Peer Group Index)   22.31                       We believe disciplined sell decisions are
SOURCE: *LIPPER INC.                                                               integral to successful investing. Some of the
================================================================================   major factors we consider in our sell decision
                                                                                   may include:
How we invest                                Our quantitative model ranks
                                          companies based on factors we have       o deteriorating business fundamentals
We believe a growth investment strategy   found to be highly correlated with
is an essential component of a            outperformance in the growth universe,   o disappointing earnings
diversified portfolio.                    including:
                                                                                   o excessive valuations
   Our investment process combines        o Earnings--focus on companies
quantitative and fundamental analysis     exhibiting strong growth in earnings,    o a more attractive opportunity in another
to uncover companies exhibiting           revenue and cash flows                   security.
long-term, sustainable earnings and
cash flow growth that is not yet          o Quality--focus on companies with       Market conditions and your Fund
reflected in investor expectations or     sustainable earnings growth; focus on
equity valuations.                        compa-                                   Domestic equities posted solid returns during
                                                                                   the fiscal year, leaving several major market
                                                                                   indexes near multi-year highs. Strong eco-

                                                                                                                       (continued)

=======================================   ======================================   ===============================================

   PORTFOLIO COMPOSITION                     TOP FIVE INDUSTRIES                      TOP 10 EQUITY HOLDINGS*

By sector                                 1. Aerospace & Defense             8.7%   1. Apple Inc.                              3.5%
Information Technology             30.4%  2. Computer Hardware               7.6    2. Cisco Systems, Inc.                     3.2
Industrials                        20.6   3. Communications Equipment        5.0    3. Goldman Sachs Group, Inc. (The)         3.1
Health Care                        15.2   4. Internet Software & Services    4.6    4. Dell Inc.                               2.7
Consumer Discretionary             12.5   5. Pharmaceuticals                 4.5    5. Google Inc.-Class A                     2.6
Financials                          7.2                                             6. Merck & Co. Inc.                        2.5
Energy                              6.4   Total Net Assets         $7.38 billion    7. Precision Castparts Corp.               2.4
Telecommunication Services          2.8                                             8. McDermott International, Inc.           2.3
Materials                           2.0   Total Number of Holdings*           77    9. Amazon.com, Inc.                        2.1
Consumer Staples                    1.9                                            10. JPMorgan Chase & Co.                    2.0
Money Market Funds Plus
Other Assets Less Liabilities       1.0

The Fund's holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.

*  Excluding money market fund holdings.

=======================================   ======================================   ===============================================

AIM Constellation Fund

nomic growth, favorable corporate earnings    which benefited from the introduction of    The views and opinions expressed in
and increased merger and acquisition          the iPhone(TM) as well as stronger than     management's discussion of Fund
activity drove equity markets, offsetting     expected sales of personal computers.       performance are those of A I M Advisors,
high energy prices, a slowing housing         Other key contributors to performance       Inc. These views and opinions are subject
market and sub-prime mortgage concerns that   included communications equipment           to change at any time based on factors
contributed to high market volatility late    holdings Cisco Systems and Research in      such as market and economic conditions.
in the year.                                  Motion and Internet software and search     These views and opinions may not be relied
                                              engine Google.                              upon as investment advice or
   In this environment, indexes measuring                                                 recommendations, or as an offer for a
the performance of large- and mid-cap            Underperformance versus the Russell      particular security. The information is
stocks had double-digit returns, while        1000 Growth Index was largely limited to    not a complete analysis of every aspect of
small-cap stocks had high-single-digit        the consumer discretionary, financials      any market, country, industry, security or
returns.(1) Additionally, growth stocks       and materials sectors. Underperformance     the Fund. Statements of fact are from
generally outperformed value stocks.(1)       in the consumer discretionary sector was    sources considered reliable, but A I M
                                              driven by both stock selection and an       Advisors, Inc. makes no representation or
   The Fund benefited from positive           overweight position, as many                warranty as to their completeness or
absolute performance in seven of 10 market    consumer-related stocks struggled in the    accuracy. Although historical performance
sectors. The Fund outperformed the Russell    second half of the fiscal year. One         is no guarantee of future results, these
1000 Growth Index by the widest margin in     example is department store operator J.C.   insights may help you understand our
four sectors: industrials,                    Penney. After posting strong performance    investment management philosophy.
telecommunication services, energy and        during much of the fiscal year, the
information technology (IT).                  company lowered its earnings guidance in       See important Fund and index
                                              early October, citing disappointing sales      disclosures later in this report.
   The industrials sector benefited from a    during the month of September. Despite
broad-based rally during much of the fiscal   the pullback, we continued to own the                      Lanny H. Sachnowitz
year. The Fund outperformed the Russell       stock as of the close of the fiscal year.    [SACHNOWITZ   Senior portfolio manager,
1000 Growth Index in this sector due to                                                       PHOTO]     is lead manager of AIM
strong stock selection and an overweight         Many financials stocks faced selling     Constellation Fund. He joined AIM in 1987.
position. Two of the Fund's top five          pressure late in the fiscal year due to     Mr. Sachnowitz earned a B.S. in finance
contributors to performance during the        concerns about sub-prime mortgages.         from the University of Southern California
fiscal year came from the industrials         Underperformance in this sector was         and an M.B.A. from the University of
sector--engineering and construction firm     driven by both stock selection and an       Houston.
McDermott International and aerospace and     overweight position. Key detractors
defense holding Precision Castparts. Both     included The Blackstone Group and Merrill                  Kirk L. Anderson
holdings were up over 100% during the         Lynch. We sold our position in both           [ANDERSON    Portfolio manager, is
fiscal year due to strong global demand for   stocks before the close of the fiscal          PHOTO]      manager of AIM
their products and services.                  year.                                       Constellation Fund. He joined AIM in 1994.
                                                                                          Mr. Anderson earned a B.A. in political
   Outperformance in the telecommunication       Underperformance in the materials        science from Texas A&M University and an
services sector was also driven by stock      sector was driven by the Fund's             M.S. in finance from the University of
selection. In this sector, two of the         underweight position, as the materials      Houston.
Fund's foreign wireless holdings made key     sector was the top performing sector in
contributions to performance--China Mobile    the Russell 1000 Growth Index during the                   James G. Birdsall
and America Movil. These two companies have   fiscal year.                                  [BIRDSALL    Portfolio manager, is
been successful in rolling out wireless                                                      PHOTO]      manager of AIM
service in China and Latin America,              Our investment process led us to         Constellation Fund. He has been associated
respectively.                                 reduce our exposure to the financials,      with AIM Investments since 1995. Mr.
                                              health care and consumer discretionary      Birdsall earned his B.B.A. with a
   Many companies in the energy sector        sectors due to less upside to earnings      concentration in finance from Stephen F.
continued to benefit from higher oil prices   estimates. Proceeds from these sales were   Austin State University before earning his
and the ongoing modernization and expansion   invested primarily in a number of           M.B.A. with a concentration in finance and
of the global energy infrastructure. Within   attractive opportunities in the IT and      international business from the University
this sector, the Fund benefited from solid    industrials sectors. All changes to the     of St. Thomas.
stock selection. Fund holding National        Fund were based on our bottom-up stock
Oilwell Varco was among the top five          selection process of identifying high                      Robert J. Lloyd
contributors to overall Fund performance.     quality growth companies trading at what       [LLOYD      Chartered Financial
This company benefited from strong revenue    we believed were attractive valuations.        PHOTO]      Analyst, portfolio manager,
and earnings growth driven by solid demand                                                is manager of AIM Constellation Fund. He
for the capital equipment it manufactures.       We are pleased to have provided          joined AIM in 2000. Mr. Lloyd earned a
                                              positive returns for our investors for      B.B.A. from the University of Notre Dame
   The IT sector was another area of          the fiscal year by focusing on              and an M.B.A. from the University of
strength for the Fund. Within this sector,    attractively priced stocks of large-,       Chicago.
the leading contributor to overall            mid- and small-cap companies we believed
performance during the fiscal year was        had the potential for sustainable           Assisted by the Large/Multi-Cap Growth
long-time holding Apple,                      earnings, revenue and cash flow growth.     Team
                                              We thank you for your commitment to AIM
                                              Constellation Fund.

                                              Source: (1)Lipper Inc.

AIM Constellation Fund

Your Fund's long-term performance

Past performance cannot guarantee                This chart, which is a logarithmic
comparable future results.                    chart, presents the fluctuations in the
                                              value of the Fund and its indexes. We
   The data shown in the chart include        believe that a logarithmic chart is more
reinvested distributions, applicable sales    effective than other types of charts in
charges, Fund expenses and management fees.   illustrating changes in value during the
Index results include reinvested dividends,   early years shown in the chart. The
but they do not reflect sales charges.        vertical axis, the one that indicates the
Performance of an index of funds reflects     dollar value of an investment, is
fund expenses and management fees;            constructed with each segment
performance of a market index does not.       representing a percent change in the
Performance shown in the chart and table(s)   value of the investment. In this chart,
does not reflect deduction of taxes a         each segment represents a doubling, or
shareholder would pay on Fund distributions   100% change, in the value of the
or sale of Fund shares. Performance of the    investment. In other words, the space
indexes does not reflect the effects of       between $5,000 and $10,000 is the same
taxes.                                        size as the space between $10,000 and
                                              $20,000, and so on.

====================================================================================================================================

                                                          [MOUNTAIN CHART]

RESULTS OF A $10,000 INVESTMENT
FUND AND INDEX DATA FROM 04/30/76

           AIM CONSTELLATION FUND                        LIPPER MULTI-CAP
  DATE         -CLASS A SHARES      S&P 500 INDEX(1)   GROWTH FUNDS INDEX(1)

04/30/76           $  9450               $ 10000              $ 10000          10/82    29017    18409    27289
    5/76              9171                  9889                 9865          11/82    33828    19152    29242
    6/76              9512                 10327                10369          12/82    33751    19522    29494
    7/76              9327                 10278                10147           1/83    36488    20248    30334
    8/76              9265                 10258                 9966           2/83    38874    20712    32200
    9/76              9514                 10524                10117           3/83    40320    21476    32789
   10/76              9111                 10327                 9768           4/83    45013    23169    34826
   11/76              9173                 10285                 9956           5/83    48335    22967    35856
   12/76              9886                 10863                10498           6/83    52560    23860    37577
    1/77              9080                 10349                10151           7/83    47945    23157    35917
    2/77              8668                 10160                 9836           8/83    45519    23504    35223
    3/77              8637                 10054                 9809           9/83    47121    23828    36093
    4/77              8826                 10096                 9915          10/83    40590    23552    34365
    5/77              8731                  9898                 9841          11/83    44382    24049    35492
    6/77              9456                 10387                10475          12/83    42034    23924    35115
    7/77              9204                 10227                10312           1/84    38360    23790    33356
    8/77              9046                 10082                10189           2/84    34896    22952    31538
    9/77              9046                 10097                10325           3/84    34896    23349    31939
   10/77              8573                  9704                 9921           4/84    34687    23571    31865
   11/77              9299                 10012                10605           5/84    32123    22265    30307
   12/77              9551                 10086                10808           6/84    34224    22749    31247
    1/78              8605                  9507                10154           7/84    32712    22466    30453
    2/78              6966                  9314                10132           8/84    38344    24947    33982
    3/78              9550                  9588                10578           9/84    36328    24952    33204
    4/78             10968                 10453                11508          10/84    35906    25049    33151
    5/78             12134                 10549                12022          11/84    33676    24768    32359
    6/78             11724                 10404                12079          12/84    35653    25420    33275
    7/78             13426                 11011                13045           1/85    40951    27400    36552
    8/78             14404                 11342                13722           2/85    42127    27737    37068
    9/78             13648                 11306                13403           3/85    39814    27754    36541
   10/78             10338                 10320                11365           4/85    38257    27729    36033
   11/78             11095                 10542                11986           5/85    41199    29332    38033
   12/78             11567                 10749                12427           6/85    42208    29792    38931
    1/79             12293                 11225                12942           7/85    42124    29750    38915
    2/79             11505                 10863                12407           8/85    40949    29462    38351
    3/79             12891                 11512                13356           9/85    37923    28572    36621
    4/79             13269                 11584                13565          10/85    39690    29892    38101
    5/79             13143                 11333                13303          11/85    43139    31943    40726
    6/79             14277                 11825                14122          12/85    45831    33489    42392
    7/79             14812                 11983                14561           1/86    48351    33676    43337
    8/79             16987                 12675                15751           2/86    53017    36192    47086
    9/79             17333                 12730                15817           3/86    55790    38211    49666
   10/79             15631                 11914                14727           4/86    57302    37783    49338
   11/79             18184                 12480                16101           5/86    62471    39793    52135
   12/79             20420                 12747                16916           6/86    63145    40466    52949
    1/80             22846                 13540                18161           7/86    56837    38204    49025
    2/80             23982                 13539                17989           8/86    59781    41035    51530
    3/80             18876                 12223                15702           9/86    53349    37641    47052
    4/80             20294                 12788                16376          10/86    58182    39813    49692
    5/80             21398                 13446                17311          11/86    59497    40781    50343
    6/80             22846                 13871                18026          12/86    58884    39741    49281
    7/80             25997                 14837                20018           1/87    70738    45094    55387
    8/80             27918                 14987                20715           2/87    78724    46875    59402
    9/80             29587                 15427                21649           3/87    80165    48230    59955
   10/80             31383                 15739                22272           4/87    79355    47800    58935
   11/80             36740                 17415                24865           5/87    79411    48211    59478
   12/80             35638                 16891                24104           6/87    80618    50646    61631
    1/81             32613                 16183                22701           7/87    83673    53214    64700
    2/81             32808                 16463                23030           8/87    88225    55199    66822
    3/81             35193                 17121                24306           9/87    82870    53990    65633
    4/81             35024                 16789                24384          10/87    56766    42366    50176
    5/81             37784                 16831                25386          11/87    51521    38875    46659
    6/81             33934                 16727                24231          12/87    60557    41833    51553
    7/81             33968                 16762                23960           1/88    59413    43590    52182
    8/81             29573                 15793                22486           2/88    65039    45613    55548
    9/81             26021                 15016                21391           3/88    65423    44208    54926
   10/81             30655                 15827                23308           4/88    67713    44699    55321
   11/81             30551                 16479                23907           5/88    66284    45079    54619
   12/81             29427                 16057                23285           6/88    74390    47148    57994
    1/82             27811                 15849                22754           7/88    71623    46969    56713
    2/82             25183                 14963                21901           8/88    67426    45376    54620
    3/82             23189                 14885                21662           9/88    70480    47309    57029
    4/82             25262                 15559                22823          10/88    70001    48625    57051
    5/82             23501                 15029                22022          11/88    67901    47929    55785
    6/82             21898                 14803                21908          12/88    70447    48763    57810
    7/82             21116                 14541                21743           1/89    75773    52333    61862
    8/82             23150                 16306                23674           2/89    74970    51030    60953
    9/82             24011                 16509                24233           3/89    76979    52219    62739

====================================================================================================================================

                                                                                                              SOURCE: (1)LIPPER INC.

====================================================================================================================================

                                                          [MOUNTAIN CHART]

    4/89             82807                 54929                66685          11/96   349585   167842   199925
    5/89             87328                 57142                70573          12/96   342034   164519   196307
    6/89             83512                 56822                69331           1/97   357050   174785   205729
    7/89             92322                 61948                74725           2/97   341340   176166   200051
    8/89             98683                 63156                77348           3/97   319664   168943   189729
    9/89            100301                 62897                78222           4/97   324939   179012   195743
   10/89             94855                 61438                75093           5/97   357693   189949   212342
   11/89             96970                 62685                76174           6/97   369461   198402   220305
   12/89             97242                 64189                76707           7/97   408993   214175   240595
    1/90             88792                 59882                69934           8/97   403022   202181   234003
    2/90             93737                 60655                71270           9/97   422770   213241   248815
    3/90            100130                 62262                73971          10/97   395670   206118   237817
    4/90             98318                 60712                72063          11/97   391081   215662   239316
    5/90            112072                 66619                79752          12/97   386114   219371   241350
    6/90            111714                 66173                80047           1/98   378816   221784   242412
    7/90            105435                 65961                78206           2/98   415410   237775   262580
    8/90             90843                 60005                70440           3/98   429617   249949   275394
    9/90             82395                 57088                66242           4/98   439885   252498   278589
   10/90             79503                 56849                64784           5/98   418814   248155   268002
   11/90             90244                 60515                69675           6/98   435944   258230   281778
   12/90             93258                 62198                72170           7/98   419858   255493   274902
    1/91            103516                 64897                78052           8/98   338909   218574   224018
    2/91            111114                 69531                83648           9/98   367886   232585   240170
    3/91            119081                 71213                86643          10/98   386648   251471   253667
    4/91            117628                 71384                86088          11/98   410117   266710   271322
    5/91            126192                 74454                90238          12/98   459126   282073   301222
    6/91            117989                 71044                84886           1/99   466794   293863   319747
    7/91            128124                 74354                90396           2/99   433418   284724   303089
    8/91            135120                 76109                93641           3/99   453139   296113   320334
    9/91            136931                 74838                93304           4/99   468500   307573   328118
   10/91            141394                 75841                95524           5/99   466392   300314   321786
   11/91            137054                 72792                92085           6/99   499179   316921   344279
   12/91            158927                 81105               103918           7/99   484154   307065   336532
    1/92            162233                 79596               103898           8/99   481588   305530   333167
    2/92            164813                 80623               105487           9/99   485344   297158   331268
    3/92            158929                 79059               101194          10/99   521308   315968   354622
    4/92            150601                 81376                99605          11/99   567183   322382   383063
    5/92            151700                 81774               100452          12/99   662924   341338   440905
    6/92            144100                 80556                97127           1/00   651124   324203   436452
    7/92            152804                 83843               100701           2/00   737528   318076   506241
    8/92            147410                 82132                98375           3/00   757810   349184   504267
    9/92            152923                 83101               100303           4/00   697109   338673   462009
   10/92            162358                 83384               103342           5/00   657026   331730   430870
   11/92            175720                 86219               109429           6/00   721348   339891   473612
   12/92            182819                 87279               112099           7/00   714640   334589   458741
    1/93            188085                 88013               113848           8/00   809044   355367   508422
    2/93            176687                 89210               110820           9/00   762928   336603   477510
    3/93            184408                 91092               114565          10/00   711888   335190   449767
    4/93            177788                 88887               110659          11/00   576060   308777   376095
    5/93            191140                 91261               116678          12/00   594206   310290   387792
    6/93            194198                 91525               117799           1/01   621718   321305   395664
    7/93            192605                 91159               117834           2/01   525600   292034   337739
    8/93            201542                 94614               123761           3/01   467469   273548   301533
    9/93            208516                 93886               126385           4/01   514730   294776   338350
   10/93            208766                 95829               127863           5/01   509171   296751   336523
   11/93            204966                 94919               124002           6/01   499955   289540   330533
   12/93            214395                 96067               128181           7/01   480457   286702   312684
    1/94            225672                 99334               132436           8/01   438945   268783   285700
    2/94            226281                 96642               130304           9/01   383287   247092   243245
    3/94            211098                 92438               123307          10/01   405058   251812   260661
    4/94            212449                 93621               123418          11/01   446333   271126   285763
    5/94            209262                 95147               123035          12/01   453921   273512   290220
    6/94            197125                 92816               117929           1/02   445705   269518   282007
    7/94            201895                 95860               121314           2/02   426406   264317   264495
    8/94            216714                 99781               128035           3/02   452288   274255   280258
    9/94            217213                 97346               126063           4/02   426011   257635   263247
   10/94            224316                 99527               128534           5/02   417789   255754   255613
   11/94            213773                 95904               123521           6/02   388418   237545   231789
   12/94            217172                 97323               124571           7/02   352878   219040   210024
    1/95            213002                 99844               124533           8/02   351643   220464   208428
    2/95            224760                103728               129565           9/02   324320   196521   192254
    3/95            235121                106788               133788          10/02   353087   213796   206942
    4/95            240553                109928               136518          11/02   367458   226367   219897
    5/95            247889                114314               140081          12/02   341589   213079   203669
    6/95            268365                116966               148612           1/03   332332   207518   200308
    7/95            294638                120837               158108           2/03   330903   204405   198946
    8/95            296671                121139               159420           3/03   335204   206388   202109
    9/95            307292                126251               163804           4/03   357596   223373   216883
   10/95            299333                125797               161724           5/03   375476   235123   232824
   11/95            302985                131307               167109           6/03   380207   238132   235525
   12/95            294198                133841               166591           7/03   393970   242324   242826
    1/96            296552                138392               169124           8/03   409178   247049   252539
    2/96            311320                139679               174096           9/03   395429   244430   247665
    3/96            310947                141020               175123          10/03   423347   258240   265200
    4/96            329883                143093               182898          11/03   432576   260513   270053
    5/96            340341                146770               187928          12/03   441833   274164   275751
    6/96            327272                147328               183888           1/04   450051   279208   282618
    7/96            297981                140816               170556           2/04   453561   283089   286348
    8/96            316009                143787               178026           3/04   445760   278815   285489
    9/96            339140                151868               189580           4/04   431585   274437   275925
   10/96            333002                156060               189144           5/04   440001   278197   282437

====================================================================================================================================

====================================================================================================================================

                                                          [MOUNTAIN CHART]

    6/04            450253                283594               288481
    7/04            422112                274207               268115
    8/04            414725                275304               264334
    9/04            426420                278277               274537
   10/04            436910                282535               280440
   11/04            456833                293949               295528
   12/04            469168                303944               306787
    1/05            455796                296527               295712
    2/05            464639                302755               299054
    3/05            453162                297396               292744
    4/05            436305                291745               282000
    5/05            456636                301023               299343
    6/05            457458                301444               300959
    7/05            481292                312658               318746
    8/05            480859                309813               317216
    9/05            494227                312322               322323
   10/05            485380                307106               316457
   11/05            505281                318715               333388
   12/05            508767                318843               334788
    1/06            534002                327292               352063
    2/06            526846                328176               346219
    3/06            539174                332245               354078
    4/06            540415                336697               356875
    5/06            508800                327034               335998
    6/06            505493                327459               335259
    7/06            488256                329489               325067
    8/06            498753                337331               333128
    9/06            514165                346034               340790
   10/06            525065                357315               354797
   11/06            537404                364104               365689
   12/06            538640                369201               365616
    1/07            546881                374776               374135
    2/07            536381                367468               367962
    3/07            546251                371584               371089
    4/07            570286                388045               386452
    5/07            598857                401588               403224
    6/07            590653                394921               399676
    7/07            576477                382679               391363
    8/07            587142                388419               395237
    9/07            615912                402946               416382
   10/07            639094                409321               433822

====================================================================================================================================

AIM Constellation Fund

===========================================   =========================================

AVERAGE ANNUAL TOTAL RETURNS                  AVERAGE ANNUAL TOTAL RETURNS

As of 10/31/07, including applicable sales    As of 9/30/07, the most recent calendar
charges                                       quarter-end, including applicable sales
                                              charges
CLASS A SHARES
Inception (4/30/76)                  14.11%   CLASS A SHARES
10 Years                              4.32    Inception (4/30/76)                14.01%
 5 Years                             11.34    10 Years                            3.24
 1 Year                              15.05     5 Years                           12.40
                                               1 Year                            13.17
CLASS B SHARES
Inception (11/3/97)                   3.98%   CLASS B SHARES
 5 Years                             11.53    Inception (11/3/97)                 3.62%
 1 Year                              15.83     5 Years                           12.62
                                               1 Year                            13.83
CLASS C SHARES
Inception (8/4/97)                    3.63%   CLASS C SHARES
10 Years                              4.12    Inception (8/4/97)                  3.29%
 5 Years                             11.77    10 Years                            3.05
 1 Year                              19.80     5 Years                           12.86
                                               1 Year                            17.84
CLASS R SHARES
10 Years                              4.72%   CLASS R SHARES
 5 Years                             12.32    10 Years                            3.64%
 1 Year                              21.42     5 Years                           13.41
                                               1 Year                            19.41

===========================================   =========================================

CLASS R SHARES' INCEPTION DATE IS JUNE 3,        THE NET ANNUAL FUND OPERATING EXPENSE    PURCHASE TO 0% AT THE BEGINNING OF THE
2002. RETURNS SINCE THAT DATE ARE             RATIO SET FORTH IN THE MOST RECENT FUND     SEVENTH YEAR. THE CDSC ON CLASS C SHARES
HISTORICAL RETURNS. ALL OTHER RETURNS ARE     PROSPECTUS AS OF THE DATE OF THIS REPORT    IS 1% FOR THE FIRST YEAR AFTER PURCHASE.
BLENDED RETURNS OF HISTORICAL CLASS R SHARE   FOR CLASS A, CLASS B, CLASS C AND CLASS R   CLASS R SHARES DO NOT HAVE A FRONT-END
PERFORMANCE AND RESTATED CLASS A SHARE        SHARES WAS 1.21%, 1.96%, 1.96%, AND         SALES CHARGE; RETURNS SHOWN ARE AT NET
PERFORMANCE (FOR PERIODS PRIOR TO THE         1.46%, RESPECTIVELY.1 THE TOTAL ANNUAL      ASSET VALUE AND DO NOT REFLECT A 0.75%
INCEPTION DATE OF CLASS R SHARES) AT NET      FUND OPERATING EXPENSE RATIO SET FORTH IN   CDSC THAT MAY BE IMPOSED ON A TOTAL
ASSET VALUE, ADJUSTED TO REFLECT THE HIGHER   THE MOST RECENT FUND PROSPECTUS AS OF THE   REDEMPTION OF RETIREMENT PLAN ASSETS
RULE 12B-1 FEES APPLICABLE TO CLASS R         DATE OF THIS REPORT FOR CLASS A, CLASS B,   WITHIN THE FIRST YEAR.
SHARES. CLASS A SHARES' INCEPTION DATE IS     CLASS C AND CLASS R SHARES WAS 1.24%,
APRIL 30, 1976.                               1.99%, 1.99% AND 1.49%, RESPECTIVELY. THE      THE PERFORMANCE OF THE FUND'S SHARE
                                              EXPENSE RATIOS PRESENTED ABOVE MAY VARY     CLASSES WILL DIFFER PRIMARILY DUE TO
   THE PERFORMANCE DATA QUOTED REPRESENT      FROM THE EXPENSE RATIOS PRESENTED IN        DIFFERENT SALES CHARGE STRUCTURES AND
PAST PERFORMANCE AND CANNOT GUARANTEE         OTHER SECTIONS OF THIS REPORT THAT ARE      CLASS EXPENSES.
COMPARABLE FUTURE RESULTS; CURRENT            BASED ON EXPENSES INCURRED DURING THE
PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE    PERIOD COVERED BY THIS REPORT.              (1) Total annual operating expenses less
VISIT AIMINVESTMENTS.COM FOR THE MOST                                                        contractual advisory fee waivers by the
RECENT MONTH-END PERFORMANCE. PERFORMANCE        CLASS A SHARE PERFORMANCE REFLECTS THE      advisor in effect through December 31,
FIGURES REFLECT REINVESTED DISTRIBUTIONS,     MAXIMUM 5.50% SALES CHARGE, AND CLASS B        2012. See current prospectus for more
CHANGES IN NET ASSET VALUE AND THE EFFECT     AND CLASS C SHARE PERFORMANCE REFLECTS         information.
OF THE MAXIMUM SALES CHARGE UNLESS            THE APPLICABLE CONTINGENT DEFERRED SALES
OTHERWISE STATED. INVESTMENT RETURN AND       CHARGE (CDSC) FOR THE PERIOD INVOLVED.      ==========================================
PRINCIPAL VALUE WILL FLUCTUATE SO THAT YOU    THE CDSC ON CLASS B SHARES DECLINES FROM
MAY HAVE A GAIN OR LOSS WHEN YOU SELL         5% BEGINNING AT THE TIME OF                 FOR A DISCUSSION OF THE RISKS OF
SHARES.                                                                                   INVESTING IN YOUR FUND AND INDEXES USED
                                                                                          IN THIS REPORT, PLEASE TURN THE PAGE.

                                                                                          ==========================================

AIM Constellation Fund

AIM CONSTELLATION FUND'S INVESTMENT OBJECTIVE IS GROWTH OF CAPITAL.

o Unless otherwise stated, information presented in this report is as of October 31, 2007, and is based on total net assets.

o Unless otherwise noted, all data in this report are from A I M Management Group Inc.

About share classes                           About indexes used in this report           Other information

o Class B shares are not available as an      o The S&P 500 --REGISTERED TRADEMARK--      o The returns shown in the management's
investment for retirement plans maintained    Index is a market capitalization-weighted   discussion of Fund performance are based
pursuant to Section 401 of the Internal       index covering all major areas of the       on net asset values calculated for
Revenue Code, including 401(k) plans, money   U.S. economy. It is not the 500 largest     shareholder transactions. Generally
purchase pension plans and profit sharing     companies, but rather the most widely       accepted accounting principles require
plans. Plans that had existing accounts       held 500 companies chosen with respect to   adjustments to be made to the net assets
invested in Class B shares prior to           market size, liquidity, and their           of the Fund at period end for financial
September 30, 2003, will continue to be       industry.                                   reporting purposes, and as such, the net
allowed to make additional purchases.                                                     asset values for shareholder transactions
                                              o The Russell 1000 --REGISTERED             and the returns based on those net asset
o Class R shares are available only to        TRADEMARK-- Growth Index measures the       values may differ from the net asset
certain retirement plans. Please see the      performance of those Russell 1000           values and returns reported in the
prospectus for more information.              companies with higher price-to-book         Financial Highlights.
                                              ratios and higher forecasted growth
Principal risks of investing in the Fund      values. The Russell 1000 Growth Index is    o Industry classifications used in this
                                              a trademark/service mark of the Frank       report are generally according to the
o Prices of equity securities change in       Russell Company. Russell --registered       Global Industry Classification Standard,
response to many factors including the        trademark-- is a trademark of the Frank     which was developed by and is the
historical and prospective earnings of the    Russell Company.                            exclusive property and a service mark of
issuer, the value of its assets, general                                                  Morgan Stanley Capital International Inc.
economic conditions, interest rates,          o THE LIPPER MULTI-CAP GROWTH FUNDS INDEX   and Standard & Poor's.
investor perceptions and market liquidity.    is an equally weighted representation of
                                              the largest funds in the Lipper Multi-Cap   o The Chartered Financial Analyst
o Foreign securities have additional risks,   Growth Funds category. These funds          --REGISTERED TRADEMARK-- (CFA --REGISTERED
including exchange rate changes, political    typically have an above-average             TRADEMARK--) designation is a globally
and economic upheaval, the relative lack of   price-to-earnings ratio, price-to-book      recognized standard for measuring the
information, relatively low market            ratio and three-year sales-per-share        competence and integrity of investment
liquidity, and the potential lack of strict   growth value, compared to the S&P           professionals.
financial and accounting controls and         SuperComposite 1500 Index.
standards.
                                              o The Fund is not managed to track the
o Investing in a fund that invests in         performance of any particular index,
smaller companies involves risks not          including the indexes defined here, and
associated with investing in more             consequently, the performance of the Fund
established companies, such as business       may deviate significantly from the
risk, stock price fluctuations and            performance of the indexes.
illiquidity.
                                              o A direct investment cannot be made in
                                              an index. Unless otherwise indicated,
                                              index results include reinvested
                                              dividends, and they do not reflect sales
                                              charges. Performance of an index of funds
                                              reflects fund expenses; performance of a
                                              market index does not.

=======================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS,     =========================================
WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES.
INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.                                      FUND NASDAQ SYMBOLS

=======================================================================================   Class A Shares                 CSTGX
                                                                                          Class B Shares                 CSTBX
NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE                                     Class C Shares                 CSTCX
                                                                                          Class R Shares                 CSTRX
AIMINVESTMENTS.COM
                                                                                          =========================================

AIM Constellation Fund

SCHEDULE OF INVESTMENTS(A)

October 31, 2007


                                                 SHARES          VALUE
---------------------------------------------------------------------------
DOMESTIC COMMON STOCKS & OTHER EQUITY
  INTERESTS-88.29%

AEROSPACE & DEFENSE-8.69%

Boeing Co. (The)                                   382,131   $   37,674,295
---------------------------------------------------------------------------
General Dynamics Corp.                           1,300,000      118,248,000
---------------------------------------------------------------------------
Honeywell International Inc.                       909,808       54,961,501
---------------------------------------------------------------------------
Precision Castparts Corp.                        1,200,000      179,772,000
---------------------------------------------------------------------------
Spirit AeroSystems Holdings Inc.-Class
  A(b)(d)                                        4,132,899      143,494,253
---------------------------------------------------------------------------
United Technologies Corp.                        1,396,316      106,943,843
===========================================================================
                                                                641,093,892
===========================================================================

APPAREL RETAIL-1.33%

Aeropostale, Inc.(b)                             2,835,244       64,927,088
---------------------------------------------------------------------------
DSW Inc.-Class A(b)(c)(d)                        1,472,780       33,137,550
===========================================================================
                                                                 98,064,638
===========================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-1.91%

Coach, Inc.(b)                                   2,535,288       92,690,129
---------------------------------------------------------------------------
Phillips-Van Heusen Corp.                        1,007,306       48,149,227
===========================================================================
                                                                140,839,356
===========================================================================

APPLICATION SOFTWARE-4.10%

Adobe Systems Inc.(b)                            2,323,501      111,295,698
---------------------------------------------------------------------------
Amdocs Ltd.(b)                                   3,492,728      120,149,843
---------------------------------------------------------------------------
Autodesk, Inc.(b)                                1,458,163       71,304,171
===========================================================================
                                                                302,749,712
===========================================================================

ASSET MANAGEMENT & CUSTODY BANKS-1.34%

Ameriprise Financial, Inc.                       1,569,482       98,845,976
===========================================================================

BIOTECHNOLOGY-4.01%

Biogen Idec Inc.(b)                                669,816       49,861,103
---------------------------------------------------------------------------
Celgene Corp.(b)                                   675,368       44,574,288
---------------------------------------------------------------------------
Genzyme Corp.(b)                                   990,541       75,251,400
---------------------------------------------------------------------------
Gilead Sciences, Inc.(b)                         2,727,816      125,997,821
===========================================================================
                                                                295,684,612
===========================================================================

COMMUNICATIONS EQUIPMENT-3.19%

Cisco Systems, Inc.(b)                           7,128,420      235,665,565
===========================================================================

COMPUTER HARDWARE-7.57%

Apple Inc.(b)                                    1,354,053      257,202,367
---------------------------------------------------------------------------
Dell Inc.(b)                                     6,467,934      197,918,781
---------------------------------------------------------------------------
Hewlett-Packard Co.                              2,000,000      103,360,000
===========================================================================
                                                                558,481,148
===========================================================================

                                                 SHARES          VALUE
---------------------------------------------------------------------------


COMPUTER STORAGE & PERIPHERALS-0.57%

EMC Corp.(b)                                     1,647,206   $   41,822,560
===========================================================================

CONSTRUCTION & ENGINEERING-2.66%

Chicago Bridge & Iron Co. N.V.-New York
  Shares                                         1,418,964       70,948,200
---------------------------------------------------------------------------
Foster Wheeler Ltd.(b)                             842,448      124,892,916
===========================================================================
                                                                195,841,116
===========================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-0.60%

Terex Corp.(b)                                     600,000       44,532,000
===========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-1.21%

VeriFone Holdings, Inc.(b)(c)                    1,800,000       88,974,000
===========================================================================

DEPARTMENT STORES-1.58%

JCPenney Co., Inc.                               1,162,508       65,379,450
---------------------------------------------------------------------------
Nordstrom, Inc.                                  1,300,158       51,278,231
===========================================================================
                                                                116,657,681
===========================================================================

DIVERSIFIED METALS & MINING-0.26%

Titanium Metals Corp.(b)(c)                        552,670       19,453,984
===========================================================================

DRUG RETAIL-0.63%

Longs Drug Stores Corp.                            891,672       46,821,697
===========================================================================

EDUCATION SERVICES-1.97%

Apollo Group, Inc.-Class A(b)                    1,831,215      145,142,101
===========================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-1.97%

Acuity Brands, Inc.                                792,934       37,902,245
---------------------------------------------------------------------------
Emerson Electric Co.                             2,048,273      107,063,230
===========================================================================
                                                                144,965,475
===========================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-1.33%

Amphenol Corp.-Class A                           2,214,616       98,041,050
===========================================================================

ELECTRONIC MANUFACTURING SERVICES-0.84%

Trimble Navigation Ltd.(b)                       1,484,446       61,901,398
===========================================================================

FERTILIZERS & AGRICULTURAL CHEMICALS-0.26%

Monsanto Co.                                       197,576       19,289,345
===========================================================================

GENERAL MERCHANDISE STORES-0.95%

Family Dollar Stores, Inc.                       2,764,089       70,069,656
===========================================================================

AIM Constellation Fund


                                                 SHARES          VALUE
---------------------------------------------------------------------------

HEALTH CARE DISTRIBUTORS-1.25%

McKesson Corp.                                   1,389,697   $   91,858,972
===========================================================================

HEALTH CARE FACILITIES-0.96%

VCA Antech, Inc.(b)                              1,542,242       71,020,244
===========================================================================

HEALTH CARE SERVICES-1.09%

Express Scripts, Inc.(b)                         1,278,285       80,659,783
===========================================================================

HOME ENTERTAINMENT SOFTWARE-1.24%

Electronic Arts Inc.(b)(c)                       1,502,348       91,823,510
===========================================================================

HOUSEHOLD PRODUCTS-1.22%

Clorox Co. (The)                                   458,047       28,660,001
---------------------------------------------------------------------------
Colgate-Palmolive Co.                              800,000       61,016,000
===========================================================================
                                                                 89,676,001
===========================================================================

INDUSTRIAL CONGLOMERATES-2.26%

McDermott International, Inc.(b)                 2,730,000      166,693,800
===========================================================================

INTEGRATED OIL & GAS-1.20%

Occidental Petroleum Corp.                       1,283,182       88,603,717
===========================================================================

INTERNET RETAIL-2.07%

Amazon.com, Inc.(b)(c)                           1,713,726      152,778,673
===========================================================================

INTERNET SOFTWARE & SERVICES-4.60%

eBay Inc.(b)                                     4,022,029      145,195,247
---------------------------------------------------------------------------
Google Inc.-Class A(b)                             274,335      193,954,845
===========================================================================
                                                                339,150,092
===========================================================================

INVESTMENT BANKING & BROKERAGE-3.10%

Goldman Sachs Group, Inc. (The)                    922,322      228,662,070
===========================================================================

IT CONSULTING & OTHER SERVICES-1.52%

Accenture Ltd.-Class A                           2,878,111      112,390,235
===========================================================================

LIFE SCIENCES TOOLS & SERVICES-0.73%

Thermo Fisher Scientific, Inc.(b)                  914,513       53,782,510
===========================================================================

MANAGED HEALTH CARE-2.69%

Health Net Inc.(b)                               2,696,489      144,558,775
---------------------------------------------------------------------------
UnitedHealth Group Inc.                          1,098,166       53,974,859
===========================================================================
                                                                198,533,634
===========================================================================

OIL & GAS EQUIPMENT & SERVICES-3.86%

Cameron International Corp.(b)                     700,000       68,152,000
---------------------------------------------------------------------------
Grant Prideco, Inc.(b)                           2,275,158      111,846,767
---------------------------------------------------------------------------
National-Oilwell Varco Inc.(b)                   1,429,432      104,691,600
===========================================================================
                                                                284,690,367
===========================================================================

                                                 SHARES          VALUE
---------------------------------------------------------------------------


OIL & GAS REFINING & MARKETING-1.32%

Valero Energy Corp.                              1,380,374   $   97,219,741
===========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-2.03%

JPMorgan Chase & Co.                             3,179,670      149,444,490
===========================================================================

PHARMACEUTICALS-3.52%

Merck & Co. Inc.                                 3,168,313      184,585,915
---------------------------------------------------------------------------
Schering-Plough Corp.                            2,461,682       75,130,535
===========================================================================
                                                                259,716,450
===========================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT-0.76%

CB Richard Ellis Group, Inc.-Class A(b)          2,301,009       56,098,599
===========================================================================

RESTAURANTS-0.74%

Darden Restaurants, Inc.(c)                      1,264,137       54,357,891
===========================================================================

SEMICONDUCTORS-2.03%

Microchip Technology Inc.                        1,171,699       38,865,256
---------------------------------------------------------------------------
Texas Instruments Inc.                           3,394,113      110,648,084
===========================================================================
                                                                149,513,340
===========================================================================

SPECIALTY STORES-0.99%

PetSmart, Inc.                                   2,440,188       73,083,631
===========================================================================

SYSTEMS SOFTWARE-2.14%

MICROS Systems, Inc.(b)                            881,615       63,317,589
---------------------------------------------------------------------------
Microsoft Corp.                                  2,572,495       94,693,541
===========================================================================
                                                                158,011,130
===========================================================================
    Total Domestic Common Stocks & Other
      Equity Interests (Cost $4,879,067,325)                  6,512,705,842
===========================================================================

FOREIGN COMMON STOCKS & OTHER EQUITY
  INTERESTS-10.68%

CANADA-1.86%

Research In Motion Ltd. (Communications
  Equipment)(b)                                  1,100,000      136,961,000
===========================================================================

CHINA-0.01%

Alibaba.com Ltd. (Internet Retail) (Acquired
  10/29/07; Cost $401,130)(b)(e)(f)                228,000          397,138
===========================================================================

HONG KONG-1.80%

China Mobile Ltd. (Wireless Telecommunication
  Services)(g)                                   6,350,000      132,542,274
===========================================================================

JAPAN-1.16%

Komatsu Ltd. (Construction & Farm Machinery &
  Heavy Trucks)(g)                               2,560,300       85,776,068
===========================================================================

AIM Constellation Fund


                                                 SHARES          VALUE
---------------------------------------------------------------------------

MEXICO-1.95%

America Movil S.A.B de C.V.-Series L-ADR
  (Wireless Telecommunication Services)          1,076,978   $   70,423,591
---------------------------------------------------------------------------
Grupo Televisa S.A.-ADR (Broadcasting & Cable
  TV)                                            2,964,374       73,664,694
===========================================================================
                                                                144,088,285
===========================================================================

SWITZERLAND-2.92%

ABB Ltd. (Heavy Electrical Equipment)(g)         3,415,823      103,299,758
---------------------------------------------------------------------------
Syngenta A.G. (Fertilizers & Agricultural
  Chemicals)(g)                                    463,967      112,047,972
===========================================================================
                                                                215,347,730
===========================================================================

UNITED KINGDOM-0.98%

Shire PLC (Pharmaceuticals) (Acquired
  02/20/07; Cost $3,360,514)(f)(g)                 160,282        4,009,819
---------------------------------------------------------------------------
Shire PLC (Pharmaceuticals)(g)                   2,728,740       68,265,651
===========================================================================
                                                                 72,275,470
===========================================================================
    Total Foreign Common Stocks & Other
      Equity Interests (Cost $427,837,944)                      787,387,965
===========================================================================

                                                 SHARES          VALUE
---------------------------------------------------------------------------


MONEY MARKET FUNDS-0.76%

Liquid Assets Portfolio-Institutional
  Class(h)                                      28,094,959   $   28,094,959
---------------------------------------------------------------------------
Premier Portfolio-Institutional Class(h)        28,094,959       28,094,959
===========================================================================
    Total Money Market Funds (Cost
      $56,189,918)                                               56,189,918
===========================================================================
TOTAL INVESTMENTS (excluding investments
  purchased with cash collateral from
  securities on loan)-99.73% (Cost
  $5,363,095,187)                                             7,356,283,725
===========================================================================
INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES ON LOAN

MONEY MARKET FUNDS-1.69%

Liquid Assets Portfolio-Institutional Class
  (Cost $124,552,355)(h)(i)                    124,552,355      124,552,355
===========================================================================
TOTAL INVESTMENTS-101.42% (Cost
  $5,487,647,542)                                             7,480,836,080
===========================================================================
OTHER ASSETS LESS LIABILITIES-(1.42)%                          (104,662,899)
===========================================================================
NET ASSETS-100.00%                                           $7,376,173,181
___________________________________________________________________________
===========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.
(b) Non-income producing security.
(c) All or a portion of this security was out on loan at October 31, 2007.
(d) Affiliated company. The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate value of these securities as of October 31, 2007 was $176,631,803 represented 2.39% of the Fund's Net Assets. See Note 3.
(e) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The value of this security at October 31, 2007 represented 0.01% of the Fund's Net Assets. See Note 1A.
(f) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at October 31, 2007 was $4,406,957, which represented 0.06% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(g) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at October 31, 2007 was $505,941,542, which represented 6.86% of the Fund's Net Assets. See Note 1A.
(h) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(i) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Constellation Fund

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2007

ASSETS:

Investments, at value (Cost $5,144,353,764)*  $7,123,462,004
------------------------------------------------------------
Investments in affiliates, at value (Cost
  $343,293,778)                                  357,374,076
============================================================
Total investments (Cost $5,487,647,542)        7,480,836,080
============================================================
Foreign currencies, at value (Cost $479)                 476
------------------------------------------------------------
Receivables for:
  Investments sold                                51,371,309
------------------------------------------------------------
  Fund shares sold                                 1,385,958
------------------------------------------------------------
  Dividends                                        4,724,592
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               760,656
------------------------------------------------------------
Other assets                                         127,194
============================================================
    Total assets                               7,539,206,265
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                           19,250,297
------------------------------------------------------------
  Fund shares reacquired                          10,808,407
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                               2,053,907
------------------------------------------------------------
  Collateral upon return of securities
    loaned                                       124,552,355
------------------------------------------------------------
Accrued distribution fees                          2,222,310
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                             8,730
------------------------------------------------------------
Accrued transfer agent fees                        3,361,788
------------------------------------------------------------
Accrued operating expenses                           775,290
============================================================
    Total liabilities                            163,033,084
============================================================
Net assets applicable to shares outstanding   $7,376,173,181
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $6,015,115,913
------------------------------------------------------------
Undistributed net investment income (loss)        (1,827,029)
------------------------------------------------------------
Undistributed net realized gain (loss)          (630,302,143)
------------------------------------------------------------
Unrealized appreciation                        1,993,186,440
============================================================
                                              $7,376,173,181
____________________________________________________________
============================================================

NET ASSETS:

Class A                                       $6,145,755,343
____________________________________________________________
============================================================
Class B                                       $  844,018,450
____________________________________________________________
============================================================
Class C                                       $  256,376,634
____________________________________________________________
============================================================
Class R                                       $   14,580,089
____________________________________________________________
============================================================
Institutional Class                           $  115,442,665
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          197,514,874
____________________________________________________________
============================================================
Class B                                           29,577,640
____________________________________________________________
============================================================
Class C                                            8,987,863
____________________________________________________________
============================================================
Class R                                              472,752
____________________________________________________________
============================================================
Institutional Class                                3,381,779
____________________________________________________________
============================================================
Class A:
  Net asset value per share                   $        31.12
------------------------------------------------------------
  Offering price per share
    (Net asset value of $31.12 divided by
      94.50%)                                 $        32.93
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                     $        28.54
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                     $        28.52
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
    share                                     $        30.84
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
    share                                     $        34.14
____________________________________________________________
============================================================

* At October 31, 2007, securities with an aggregate value of $121,736,760 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Constellation Fund

STATEMENT OF OPERATIONS

For the year ended October 31, 2007

INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of $1,110,025)    $   65,667,740
----------------------------------------------------------------------------
Dividends from affiliates (includes securities lending
  income of $180,939)                                              2,720,707
----------------------------------------------------------------------------
Interest                                                              47,866
============================================================================
    Total investment income                                       68,436,313
============================================================================

EXPENSES:

Advisory fees                                                     46,280,103
----------------------------------------------------------------------------
Administrative services fees                                         710,885
----------------------------------------------------------------------------
Custodian fees                                                       558,186
----------------------------------------------------------------------------
Distribution fees:
  Class A                                                         15,202,316
----------------------------------------------------------------------------
  Class B                                                          9,105,351
----------------------------------------------------------------------------
  Class C                                                          2,570,961
----------------------------------------------------------------------------
  Class R                                                             67,865
----------------------------------------------------------------------------
Transfer agent fees -- A, B, C and R                              20,740,417
----------------------------------------------------------------------------
Transfer agent fees -- Institutional                                  77,085
----------------------------------------------------------------------------
Trustees' and officer's fees and benefits                            271,597
----------------------------------------------------------------------------
Other                                                              1,268,140
============================================================================
    Total expenses                                                96,852,906
============================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangement(s)                                                  (2,741,604)
============================================================================
    Net expenses                                                  94,111,302
============================================================================
Net investment income (loss)                                     (25,674,989)
============================================================================

REALIZED AND UNREALIZED GAIN FROM:

Net realized gain from:
  Investment securities (includes net gains (losses) from
    securities sold to affiliates of $(3,263,449))               365,647,281
----------------------------------------------------------------------------
  Foreign currencies                                                 905,286
============================================================================
                                                                 366,552,567
============================================================================
Change in net unrealized appreciation of:
  Investment securities                                        1,093,638,550
----------------------------------------------------------------------------
  Foreign currencies                                                  23,727
============================================================================
                                                               1,093,662,277
============================================================================
Net realized and unrealized gain                               1,460,214,844
============================================================================
Net increase in net assets resulting from operations          $1,434,539,855
____________________________________________________________________________
============================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Constellation Fund

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 2007 and 2006

                                                                OCTOBER 31,       OCTOBER 31,
                                                                   2007              2006
-----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $   (25,674,989)  $   (24,423,565)
-----------------------------------------------------------------------------------------------
  Net realized gain                                               366,552,567     1,426,010,095
-----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)          1,093,662,277    (1,083,862,343)
===============================================================================================
    Net increase in net assets resulting from operations        1,434,539,855       317,724,187
===============================================================================================
Share transactions-net:
  Class A                                                      (1,422,577,412)    1,634,677,819
-----------------------------------------------------------------------------------------------
  Class B                                                        (333,477,974)      462,923,549
-----------------------------------------------------------------------------------------------
  Class C                                                         (66,221,579)      138,003,037
-----------------------------------------------------------------------------------------------
  Class R                                                          (1,044,154)        5,023,286
-----------------------------------------------------------------------------------------------
  Institutional Class                                             (10,070,408)     (107,912,538)
===============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (1,833,391,527)    2,132,715,153
===============================================================================================
    Net increase (decrease) in net assets                        (398,851,672)    2,450,439,340
===============================================================================================

NET ASSETS:

  Beginning of year                                             7,775,024,853     5,324,585,513
===============================================================================================
  End of year (including undistributed net investment income
    (loss) of $(1,827,029) and $(1,890,316) respectively)     $ 7,376,173,181   $ 7,775,024,853
_______________________________________________________________________________________________
===============================================================================================

NOTES TO FINANCIAL STATEMENTS

October 31, 2007

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Constellation Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is growth of capital.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing

AIM Constellation Fund

     price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

       Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

       Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       The fund may periodically participate in litigation settlements related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

AIM Constellation Fund

I. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

       The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

J. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $150 million                                            0.80%
--------------------------------------------------------------------
Over $150 million                                             0.625%
 ___________________________________________________________________
====================================================================


    Through December 31, 2012, AIM has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund (based on the Fund's average daily net assets) do not exceed the annual rate of:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $250 million                                            0.695%
--------------------------------------------------------------------
Next $4 billion                                               0.615%
--------------------------------------------------------------------
Next $750 million                                             0.595%
--------------------------------------------------------------------
Next $2.5 billion                                             0.57%
--------------------------------------------------------------------
Next $2.5 billion                                             0.545%
--------------------------------------------------------------------
Over $10 billion                                              0.52%
 ___________________________________________________________________
====================================================================


    Further, effective July 1, 2007, AIM has contractually agreed, through at least June 30, 2008, to waive 100% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). Prior to July 1, 2007, AIM had voluntarily agreed to waive 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds.

    For the year ended October 31, 2007, AIM waived advisory fees of $2,043,781.

    At the request of the Trustees of the Trust, Invesco Ltd. ("Invesco") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the year ended October 31, 2007, Invesco reimbursed expenses of the Fund in the amount of $5,359.

    The Trust has entered into a master administrative services agreement with AIM pursuant to which the Fund has agreed to pay AIM for certain administrative costs incurred in providing accounting services, to the Fund. For the year ended October 31, 2007, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

    The Trust has entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") pursuant to which the Fund has agreed to pay AIS a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course

AIM Constellation Fund

of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the year ended October 31, 2007, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Financial Industry Regulatory Authority ("FINRA"), formerly known as National Association of Securities Dealers, rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the year ended October 31, 2007, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended October 31, 2007, ADI advised the Fund that it retained $521,041 in front-end sales commissions from the sale of Class A shares and $4,253, $690,651, $16,653 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the year ended October 31, 2007. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                                   CHANGE IN
                                                                                   UNREALIZED
                                VALUE         PURCHASES          PROCEEDS         APPRECIATION         VALUE         DIVIDEND
FUND                          10/31/06         AT COST          FROM SALES       (DEPRECIATION)      10/31/07         INCOME
------------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio-
  Institutional Class        $12,100,535    $1,157,396,953    $(1,141,402,529)    $         --     $ 28,094,959     $1,272,395
------------------------------------------------------------------------------------------------------------------------------
Premier Portfolio-
  Institutional Class        12,100,535      1,157,396,953     (1,141,402,529)              --       28,094,959     1,267,373
==============================================================================================================================
  Subtotal                   $24,201,070    $2,314,793,906    $(2,282,805,058)    $         --     $ 56,189,918     $2,539,768
==============================================================================================================================


                              REALIZED
FUND                         GAIN (LOSS)
---------------------------
Liquid Assets Portfolio-
  Institutional Class        $       --
---------------------------
Premier Portfolio-
  Institutional Class                --
===========================
  Subtotal                   $       --
===========================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                                   CHANGE IN
                                                                                   UNREALIZED
                                VALUE         PURCHASES          PROCEEDS         APPRECIATION         VALUE         DIVIDEND
FUND                          10/31/06         AT COST          FROM SALES       (DEPRECIATION)      10/31/07       INCOME (A)
------------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio-
  Institutional Class        $       --     $  410,172,390    $  (285,620,035)    $         --     $124,552,355     $  84,029
------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-
  Institutional Class        35,906,051        199,356,768       (235,262,819)              --               --        96,910
==============================================================================================================================
  Subtotal                   $35,906,051    $  609,529,158    $  (520,882,854)    $         --     $124,552,355     $ 180,939
==============================================================================================================================


                              REALIZED
FUND                         GAIN (LOSS)
---------------------------
Liquid Assets Portfolio-
  Institutional Class        $       --
---------------------------
STIC Prime Portfolio-
  Institutional Class                --
===========================
  Subtotal                   $       --
===========================

(a)  Net of compensation to counterparties.

AIM Constellation Fund


INVESTMENTS IN OTHER AFFILIATES:

The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The following is a summary of the transactions with affiliates for the year ended October 31, 2007.

                                                                          CHANGE IN
                                                                          UNREALIZED
                    VALUE          PURCHASES           PROCEEDS          APPRECIATION          VALUE          DIVIDEND
                  10/31/06          AT COST           FROM SALES        (DEPRECIATION)       10/31/07          INCOME
-----------------------------------------------------------------------------------------------------------------------
DSW Inc.-Class
  A              $37,502,940     $   13,240,236     $    (3,227,021)     $(14,378,605)     $ 33,137,550      $      --
-----------------------------------------------------------------------------------------------------------------------
Spirit
  AeroSystems
  Holdings
  Inc.-Class
  A(b)                   --         127,187,855          (5,619,289)       21,925,687       143,494,253             --
=======================================================================================================================
  Subtotal       $37,502,940     $  140,428,091     $    (8,846,310)     $  7,547,082      $176,631,803      $      --
=======================================================================================================================
    Total
    Investments
      in
     Affiliates  $97,610,061     $3,064,751,155     $(2,812,534,222)     $  7,547,082      $357,374,076      $2,720,707
_______________________________________________________________________________________________________________________
=======================================================================================================================


                  REALIZED
                 GAIN (LOSS)
---------------
DSW Inc.-Class
  A              $  621,529
---------------
Spirit
  AeroSystems
  Holdings
  Inc.-Class
  A(b)              889,274
===============
  Subtotal       $1,510,803
===============
    Total
    Investments
      in
     Affiliates  $1,510,803
_______________
===============

(b) As of May 24, 2007, security is no longer considered an affiliate of the Fund.

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the year ended October 31, 2007, the Fund engaged in securities sales of $39,231,111, which resulted in net realized gains (losses) of $(3,263,449), and securities purchases of $29,162,580.

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions, (ii) custodian credits which result from periodic overnight cash balances at the custodian and (iii) a one time custodian fee credit used to offset custodian fees. For the year ended October 31, 2007, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $692,464.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended October 31, 2007, the Fund paid legal fees of $38,974 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a party to an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM, which are parties to the credit facility, can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the year ended October 31, 2007, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

AIM Constellation Fund


    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

    At October 31, 2007, securities with an aggregate value of $121,736,760 were on loan to brokers. The loans were secured by cash collateral of $124,552,355 received by the Fund and subsequently invested in an affiliated money market fund. For the year ended October 31, 2007, the Fund received dividends on cash collateral investments of $180,939 for securities lending transactions, which are net of compensation to counterparties.

NOTE 9--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

There were no ordinary income or long-term gain distributions paid during the years ended October 31, 2007 and 2006.

TAX COMPONENTS OF NET ASSETS:

As of October 31, 2007, the components of net assets on a tax basis were as follows:

                                                                     2007
------------------------------------------------------------------------------
Net unrealized appreciation -- investments                      $1,987,453,125
------------------------------------------------------------------------------
Temporary book/tax differences                                      (1,827,029)
------------------------------------------------------------------------------
Capital loss carryforward                                         (624,568,828)
------------------------------------------------------------------------------
Shares of beneficial interest                                    6,015,115,913
==============================================================================
Total net assets                                                $7,376,173,181
______________________________________________________________________________
==============================================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's net unrealized appreciation difference is attributable primarily to losses on wash sales and certain straddle transactions. The tax-basis net unrealized appreciation on investments amount includes appreciation (depreciation) on foreign currencies of $(2,099).

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited as of October 31, 2007 to utilizing $329,652,208 of capital loss carryforward in the fiscal year ended October 31, 2008.

    The Fund utilized $362,112,781 of capital loss carryforward in the current period to offset net realized capital gain for federal income tax purposes. The Fund has a capital loss carryforward as of October 31, 2007 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
October 31, 2008                                                $  5,059,558
-----------------------------------------------------------------------------
October 31, 2009                                                 200,331,448
-----------------------------------------------------------------------------
October 31, 2010                                                 196,611,268
-----------------------------------------------------------------------------
October 31, 2011                                                 222,566,554
=============================================================================
Total capital loss carryforward                                 $624,568,828
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of March 27, 2006, the date of reorganization of AIM Aggressive Growth Fund and AIM Weingarten Fund into the Fund, are realized as securities held in each fund as such date, the capital loss carryover may be further limited for up to five years from the date of the reorganization.

AIM Constellation Fund

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the year ended October 31, 2007 was $4,962,819,368 and $6,858,525,461 respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities      $2,077,232,414
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities       (89,777,190)
==============================================================================
Net unrealized appreciation of investment securities            $1,987,455,224
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $5,493,380,856.

NOTE 11--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of net operating losses, reorganizational costs, capital loss carryover and foreign currency transactions on October 31, 2007, undistributed net investment income (loss) was increased by $25,738,276, undistributed net realized gain (loss) was increased by $11,099,771 and shares of beneficial interest decreased by $36,838,047. This reclassification had no effect on the net assets of the Fund.

NOTE 12--SHARE INFORMATION


The Fund currently offers five different classes of shares: Class A, Class B, Class C, Class R and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to a CDSC. Class B shares and Class C shares are sold with a CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

                                                CHANGES IN SHARES OUTSTANDING
------------------------------------------------------------------------------------------------------------------------------
                                                                        YEAR ENDED                        YEAR ENDED
                                                                   OCTOBER 31, 2007(A)                 OCTOBER 31, 2006
                                                              ------------------------------    ------------------------------
                                                                SHARES           AMOUNT           SHARES           AMOUNT
------------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                       7,384,784    $   205,855,486     10,303,138    $   260,075,016
------------------------------------------------------------------------------------------------------------------------------
  Class B                                                       1,559,817         39,632,759      1,994,611         46,595,386
------------------------------------------------------------------------------------------------------------------------------
  Class C                                                         706,186         17,859,433        926,613         21,559,725
------------------------------------------------------------------------------------------------------------------------------
  Class R                                                         151,608          4,126,048        166,736          4,168,585
------------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                           1,557,578         47,646,681      2,402,958         63,841,915
==============================================================================================================================
Issued in connection with acquisitions:(b)
  Class A                                                              --                 --    112,122,045      2,925,122,484
------------------------------------------------------------------------------------------------------------------------------
  Class B                                                              --                 --     31,668,322        766,819,518
------------------------------------------------------------------------------------------------------------------------------
  Class C                                                              --                 --      7,898,763        191,179,574
------------------------------------------------------------------------------------------------------------------------------
  Class R                                                              --                 --        196,854          5,111,819
------------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                  --                 --         51,553          1,464,061
==============================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                       4,174,400        116,032,357      4,231,695        106,243,160
------------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (4,534,920)      (116,032,357)    (4,564,120)      (106,243,160)
==============================================================================================================================
Reacquired:
  Class A                                                     (63,408,560)    (1,744,465,255)   (66,125,745)    (1,656,762,841)
------------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (10,156,390)      (257,078,376)   (10,546,392)      (244,248,195)
------------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (3,330,877)       (84,081,012)    (3,218,419)       (74,736,262)
------------------------------------------------------------------------------------------------------------------------------
  Class R                                                        (189,822)        (5,170,202)      (169,808)        (4,257,118)
------------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                          (1,915,581)       (57,717,089)    (6,208,854)      (173,218,514)
==============================================================================================================================
                                                              (68,001,777)   $(1,833,391,527)    81,129,950    $ 2,132,715,153
______________________________________________________________________________________________________________________________
==============================================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 13% of the outstanding shares of the Fund. ADI has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b) As of the opening of business on March 27, 2006, the Fund acquired all the net assets of AIM Aggressive Growth Fund and AIM Weingarten Fund pursuant to plans of reorganization approved by the Trustees of the Fund on November 14, 2005 and by the shareholders of AIM Aggressive Growth Fund and AIM Weingarten Fund, respectively on February 28, 2006. The acquisition was accomplished by a tax-free exchange of 151,937,537 shares of the Fund for 131,671,019 shares of AIM Aggressive Growth Fund and 162,206,916 shares of AIM Weingarten Fund shares outstanding as of the close of business on March 24, 2006. Each class of shares of AIM Aggressive Growth Fund and AIM Weingarten Fund was exchanged for the like class of shares of the Fund based on the relative net asset value of AIM Aggressive Growth Fund and AIM Weingarten Fund to the net asset value of the Fund on the close of business, March 24, 2006. AIM Aggressive Growth Fund's net assets as of the close of business on March 24, 2006 of $1,549,649,387 including $245,207,078 of unrealized appreciation and AIM Weingarten Fund's net assets as of the close of business on March 24, 2006 of $2,340,048,069 including $447,822,497 of unrealized appreciation, were combined with the net assets of the Fund immediately before the acquisition of $5,418,246,908. The combined aggregate net assets of the Fund subsequent to the reorganization were $9,307,944,364.

AIM Constellation Fund

NOTE 13--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management has assessed the application of FIN 48 to the Fund and has determined that the adopting of FIN 48 is not expected to have a material impact on the Fund. Management intends for the Fund to adopt FIN 48 provisions during the fiscal year ending October 31, 2008 as required.

NOTE 14--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                           CLASS A
                                                            ---------------------------------------------------------------------
                                                                                   YEAR ENDED OCTOBER 31,
                                                            ---------------------------------------------------------------------
                                                               2007             2006          2005          2004          2003
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $    25.56       $    23.63    $    21.27    $   20.61    $    17.20
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.07)(a)        (0.06)(a)     (0.02)(b)    (0.13)(a)     (0.12)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          5.63             1.99          2.38         0.79          3.53
=================================================================================================================================
    Total from investment operations                              5.56             1.93          2.36         0.66          3.41
=================================================================================================================================
Net asset value, end of period                              $    31.12       $    25.56    $    23.63    $   21.27    $    20.61
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                                  21.75%            8.17%        11.10%        3.20%        19.83%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                    $6,145,755       $6,374,641    $4,461,224   $5,616,072    $6,825,023
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.17%(d)         1.21%         1.29%        1.27%         1.29%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.20%(d)         1.24%         1.31%        1.29%         1.30%
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                         (0.25)%(d)       (0.24)%       (0.06)%(b)   (0.59)%       (0.67)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                             68%             123%           59%          50%           47%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.09) and (0.36)%, respectively for the year ended October 31, 2005.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(d)  Ratios are based on average daily net assets of $6,080,926,511.

AIM Constellation Fund

                                                                                         CLASS B
                                                              -------------------------------------------------------------
                                                                                 YEAR ENDED OCTOBER 31,
                                                              -------------------------------------------------------------
                                                                2007            2006         2005        2004        2003
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  23.62       $    22.00    $  19.95    $  19.46    $  16.36
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.25)(a)        (0.23)(a)    (0.19)(b)    (0.26)(a)    (0.23)(a)
---------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          5.17             1.85        2.24        0.75        3.33
===========================================================================================================================
    Total from investment operations                              4.92             1.62        2.05        0.49        3.10
===========================================================================================================================
Net asset value, end of period                                $  28.54       $    23.62    $  22.00    $  19.95    $  19.46
___________________________________________________________________________________________________________________________
===========================================================================================================================
Total return(c)                                                  20.83%            7.36%      10.28%       2.52%      18.95%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $844,018       $1,008,799    $531,341    $617,005    $688,587
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.92%(d)         1.96%       2.01%       1.97%       1.99%
---------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.95%(d)         1.99%       2.03%       1.99%       2.00%
===========================================================================================================================
Ratio of net investment income (loss) to average net assets      (1.00)%(d)       (0.99)%     (0.78)%(b)    (1.29)%    (1.37)%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Portfolio turnover rate                                             68%             123%         59%         50%         47%
___________________________________________________________________________________________________________________________
===========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.26) and (1.08)%, respectively for the year ended October 31, 2005.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(d)  Ratios are based on average daily net assets of $910,535,140.

                                                                                        CLASS C
                                                              -----------------------------------------------------------
                                                                                YEAR ENDED OCTOBER 31,
                                                              -----------------------------------------------------------
                                                                2007           2006        2005        2004        2003
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  23.61       $  21.99    $  19.94    $  19.46    $  16.36
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.25)(a)      (0.23)(a)    (0.19)(b)    (0.26)(a)    (0.23)(a)
-------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          5.16           1.85        2.24        0.74        3.33
=========================================================================================================================
    Total from investment operations                              4.91           1.62        2.05        0.48        3.10
=========================================================================================================================
Net asset value, end of period                                $  28.52       $  23.61    $  21.99    $  19.94    $  19.46
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(c)                                                  20.80%          7.37%      10.28%       2.47%      18.95%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $256,377       $274,187    $132,056    $162,707    $193,585
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.92%(d)       1.96%       2.01%       1.97%       1.99%
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.95%(d)       1.99%       2.03%       1.99%       2.00%
=========================================================================================================================
Ratio of net investment income (loss) to average net assets      (1.00)%(d)     (0.99)%     (0.78)%(b)    (1.29)%    (1.37)%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Portfolio turnover rate                                             68%           123%         59%         50%         47%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.26) and (1.08)%, respectively for the year ended October 31, 2005.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(d)  Ratios are based on average daily net assets of $257,096,137.

AIM Constellation Fund

                                                                                     CLASS R
                                                              ------------------------------------------------------
                                                                              YEAR ENDED OCTOBER 31,
                                                              ------------------------------------------------------
                                                               2007          2006       2005       2004       2003
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 25.41       $ 23.54    $ 21.24    $ 20.63    $ 17.26
--------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.14)(a)     (0.12)(a)   (0.06)(b)   (0.17)(a)   (0.16)(a)
--------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)         5.57          1.99       2.36       0.78       3.53
====================================================================================================================
    Total from investment operations                             5.43          1.87       2.30       0.61       3.37
====================================================================================================================
Net asset value, end of period                                $ 30.84       $ 25.41    $ 23.54    $ 21.24    $ 20.63
____________________________________________________________________________________________________________________
====================================================================================================================
Total return(c)                                                 21.37%         7.94%     10.83%      2.96%     19.52%
____________________________________________________________________________________________________________________
====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $14,580       $12,982    $ 7,467    $ 6,202    $ 2,857
____________________________________________________________________________________________________________________
====================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 1.42%(d)      1.46%      1.51%      1.47%      1.49%
--------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              1.45%(d)      1.49%      1.53%      1.49%      1.50%
====================================================================================================================
Ratio of net investment income (loss) to average net assets     (0.50)%(d)    (0.49)%    (0.28)%(b)   (0.79)%   (0.87)%
____________________________________________________________________________________________________________________
====================================================================================================================
Portfolio turnover rate                                            68%          123%        59%        50%        47%
____________________________________________________________________________________________________________________
====================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.13) and (0.58)%, respectively for the year ended October 31, 2005.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
(d)  Ratios are based on average daily net assets of $13,573,015.

                                                                                  INSTITUTIONAL CLASS
                                                              -----------------------------------------------------------
                                                                                YEAR ENDED OCTOBER 31,
                                                              -----------------------------------------------------------
                                                                2007           2006        2005        2004        2003
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  27.92       $  25.69    $  23.01    $  22.17    $  18.40
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    0.06(a)        0.06(a)     0.10(b)    (0.01)(a)    (0.03)(a)
-------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          6.16           2.17        2.58        0.85        3.80
=========================================================================================================================
    Total from investment operations                              6.22           2.23        2.68        0.84        3.77
=========================================================================================================================
Net asset value, end of period                                $  34.14       $  27.92    $  25.69    $  23.01    $  22.17
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(c)                                                  22.28%          8.68%      11.65%       3.79%      20.49%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $115,443       $104,416    $192,498    $164,664    $154,150
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.71%(d)       0.75%       0.76%       0.72%       0.75%
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.74%(d)       0.78%       0.78%       0.74%       0.76%
=========================================================================================================================
Ratio of net investment income (loss) to average net assets       0.21%(d)       0.22%       0.47%(b)    (0.04)%    (0.13)%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Portfolio turnover rate                                             68%           123%         59%         50%         47%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $0.03 and 0.17%, respectively for the year ended October 31, 2005.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
(d)  Ratios are based on average daily net assets of $100,685,626.

AIM Constellation Fund


NOTE 15--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING


On July 6, 2007, the Securities and Exchange Commission ("SEC") published notice of two proposed distribution plans ("Distribution Plans") for the distribution of monies placed into two separate Fair Funds created pursuant to a settlement reached on October 8, 2004 between Invesco Funds Group, Inc. ("IFG"), A I M Advisors, Inc. ("AIM") and A I M Distributors, Inc. and the SEC (the "Order"). One of the Fair Funds consists of $325 million, plus interest and any contributions by other settling parties, for distribution to shareholders of certain mutual funds formerly advised by IFG who may have been harmed by market timing and related activity. The second Fair Fund consists of $50 million, plus interest and any contributions by other settling parties, for distribution to shareholders of mutual funds advised by AIM who may have been harmed by market timing and related activity. Comments on the Distribution Plans were due no later than August 6, 2007 and the Distribution Plans are awaiting final approval by the SEC. Distributions from the Fair Funds will begin after the SEC finally approves the Distribution Plans. The proposed Distribution Plans provide for distribution to all eligible investors, for the periods spanning January 1, 2000 through July 31, 2003 (for the IFG Fair Fund) and January 1, 2001 through September 30, 2003 (for the AIM Fair Fund), their proportionate share of the applicable Fair Fund to compensate such investors for injury they may have suffered as a result of market timing in the affected funds. The Distribution Plans include a provision for any residual amounts in the Fair Funds to be distributed in the future to the affected funds. Because the Distribution Plans have not received final approval from the SEC and distribution of the Fair Funds has not yet commenced, management of AIM and the Fund are unable to estimate the amount of distribution to be made to the Fund, if any.

    At the request of the trustees of the AIM Funds, Invesco Ltd. ("Invesco"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES


    On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM's time to respond to that Order has been indefinitely suspended.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds; and

    - that certain AIM Funds inadequately employed fair value pricing.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in Invesco's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the Invesco defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM Constellation Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of AIM Equity Funds and Shareholders of AIM Constellation Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AIM Constellation Fund (one of the funds constituting AIM Equity Funds, hereafter referred to as the "Fund") at October 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the periods ended on or before October 31, 2004 were audited by another independent registered public accounting firm whose report, dated December 15, 2004, expressed an unqualified opinion on those financial highlights.

PRICEWATERHOUSECOOPERS LLP

December 19, 2007
Houston, Texas

AIM Constellation Fund

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2007, through October 31, 2007.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                                                                           HYPOTHETICAL
                                                                                     (5% ANNUAL RETURN BEFORE
                                                          ACTUAL                            EXPENSES)
                             BEGINNING           ENDING           EXPENSES           ENDING           EXPENSES        ANNUALIZED
SHARE                      ACCOUNT VALUE      ACCOUNT VALUE      PAID DURING      ACCOUNT VALUE      PAID DURING       EXPENSE
CLASS                        (5/1/07)         (10/31/07)(1)       PERIOD(2)        (10/31/07)         PERIOD(2)         RATIO
A                            $1,000.00          $1,121.00          $ 6.15           $1,019.41           $5.85            1.15%
B                             1,000.00           1,117.00           10.14            1,015.63            9.65            1.90
C                             1,000.00           1,116.70           10.14            1,015.63            9.65            1.90
R                             1,000.00           1,119.40            7.48            1,018.15            7.12            1.40

(1) The actual ending account value is based on the actual total return of the Fund for the period May 1, 2007, through October 31, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

Supplement to Annual Report dated 10/31/07

AIM Constellation Fund

                                             ==========================================
Institutional Class Shares                   AVERAGE ANNUAL TOTAL RETURNS                    PLEASE NOTE THAT PAST PERFORMANCE IS
                                             For periods ended 10/31/07                   NOT INDICATIVE OF FUTURE RESULTS. MORE
The following information has been                                                        RECENT RETURNS MAY BE MORE OR LESS THAN
prepared to provide Institutional Class      Inception (4/8/92)                  10.25%   THOSE SHOWN. ALL RETURNS ASSUME
shareholders with a performance overview     10 Years                             5.42    REINVESTMENT OF DISTRIBUTIONS AT NAV.
specific to their holdings. Institutional     5 Years                            13.17    INVESTMENT RETURN AND PRINCIPAL VALUE WILL
Class shares are offered exclusively to       1 Year                             22.28    FLUCTUATE SO YOUR SHARES, WHEN REDEEMED,
institutional investors, including defined                                                MAY BE WORTH MORE OR LESS THAN THEIR
contribution plans that meet certain         AVERAGE ANNUAL TOTAL RETURNS                 ORIGINAL COST. SEE FULL REPORT FOR
criteria.                                    For periods ended 9/30/07, most recent       INFORMATION ON COMPARATIVE BENCHMARKS.
                                             calendar quarter-end                         PLEASE CONSULT YOUR FUND PROSPECTUS FOR
                                                                                          MORE INFORMATION. FOR THE MOST CURRENT
                                             Inception (4/8/92)                  10.04%   MONTH-END PERFORMANCE, PLEASE CALL
                                             10 Years                             4.33    800-451-4246 OR VISIT AIMINVESTMENTS.COM.
                                              5 Years                            14.26
                                              1 Year                             20.26
                                             ==========================================

                                             INSTITUTIONAL CLASS SHARES HAVE NO SALES
                                             CHARGE; THEREFORE, PERFORMANCE IS AT NET
                                             ASSET VALUE (NAV). PERFORMANCE OF
                                             INSTITUTIONAL CLASS SHARES WILL DIFFER
                                             FROM PERFORMANCE OF OTHER SHARE CLASSES
                                             PRIMARILY DUE TO DIFFERING SALES CHARGES
                                             AND CLASS EXPENSES.

==========================================
NASDAQ Symbol                        CSITX
==========================================

Over for information on your Fund's expenses.

=======================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS,
WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES.
INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
=======================================================================================

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

AIMinvestments.com               CST-INS-1              A I M Distributors, Inc.

                                                        [AIM INVESTMENTS LOGO]
                                                      -- REGISTERED TRADEMARK --

AIM Constellation Fund

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2007, through October 31, 2007.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                                                                  HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE
                                                     ACTUAL                        EXPENSES)
                           BEGINNING         ENDING         EXPENSES         ENDING         EXPENSES      ANNUALIZED
                         ACCOUNT VALUE    ACCOUNT VALUE    PAID DURING    ACCOUNT VALUE    PAID DURING     EXPENSE
SHARE CLASS               (05/01/07)      (10/31/07)(1)     PERIOD(2)      (10/31/07)       PERIOD(2)       RATIO
Institutional              $1,000.00        $1,123.80         $3.69         $1,021.73         $3.52          0.69%

(1) The actual ending account value is based on the actual total return of the Fund for the period May 1, 2007, through October 31, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

AIMinvestments.com     CST-INS-1     A I M Distributors, Inc.

AIM Constellation Fund

Approval of Investment Advisory Agreement

The Board of Trustees (the Board) of AIM      own recommendations regarding the           A. Nature, Extent and Quality of Services
Equity Funds is required under the            performance, fees and expenses of the AIM      Provided by AIM
Investment Company Act of 1940 to approve     Funds to the full Board. Moreover, the
annually the renewal of the AIM               Investments Committee considers each        The Board reviewed the advisory services
Constellation Fund (the Fund) investment      Sub-Committee's recommendations in making   provided to the Fund by AIM under the
advisory agreement with A I M Advisors,       its annual recommendation to the Board      Fund's advisory agreement, the performance
Inc. (AIM). During contract renewal           whether to approve the continuance of       of AIM in providing these services, and
meetings held on June 25-27, 2007, the        each AIM Fund's investment advisory         the credentials and experience of the
Board as a whole and the disinterested or     agreement and sub-advisory agreement, if    officers and employees of AIM who provide
"independent" Trustees, voting separately,    applicable (advisory agreements), for       these services. The Board's review of the
approved the continuance of the Fund's        another year.                               qualifications of AIM to provide these
investment advisory agreement for another                                                 services included the Board's
year, effective July 1, 2007. In doing so,       The independent Trustees, as mentioned   consideration of AIM's portfolio and
the Board determined that the Fund's          above, are assisted in their annual         product review process, various back
advisory agreement is in the best interests   evaluation of the advisory agreements by    office support functions provided by AIM,
of the Fund and its shareholders and that     the independent Senior Officer. One         and AIM's equity and fixed income trading
the compensation to AIM under the Fund's      responsibility of the Senior Officer is     operations. The Board concluded that the
advisory agreement is fair and reasonable.    to manage the process by which the AIM      nature, extent and quality of the advisory
                                              Funds' proposed management fees are         services provided to the Fund by AIM were
   The independent Trustees met separately    negotiated during the annual contract       appropriate and that AIM currently is
during their evaluation of the Fund's         renewal process to ensure that they are     providing satisfactory advisory services
investment advisory agreement with            negotiated in a manner which is at arms'    in accordance with the terms of the Fund's
independent legal counsel from whom they      length and reasonable. Accordingly, the     advisory agreement. In addition, based on
received independent legal advice, and the    Senior Officer must either supervise a      their ongoing meetings throughout the year
independent Trustees also received            competitive bidding process or prepare an   with the Fund's portfolio managers, the
assistance during their deliberations from    independent written evaluation. The         Board concluded that these individuals are
the independent Senior Officer, a full-time   Senior Officer has recommended that an      competent and able to continue to carry
officer of the AIM Funds who reports          independent written evaluation be           out their responsibilities under the
directly to the independent Trustees. The     provided and, upon the direction of the     Fund's advisory agreement.
following discussion more fully describes     Board, has prepared an independent
the process employed by the Board to          written evaluation.                            In determining whether to continue the
evaluate the performance of the AIM Funds                                                 Fund's advisory agreement, the Board
(including the Fund) throughout the year         During the annual contract renewal       considered the prior relationship between
and, more specifically, during the annual     process, the Board considered the factors   AIM and the Fund, as well as the Board's
contract renewal meetings.                    discussed below under the heading           knowledge of AIM's operations, and
                                              "Factors and Conclusions and Summary of     concluded that it was beneficial to
THE BOARD'S FUND EVALUATION PROCESS           Independent Written Fee Evaluation" in      maintain the current relationship, in
                                              evaluating the fairness and                 part, because of such knowledge. The Board
The Board's Investments Committee has         reasonableness of the Fund's advisory       also considered the steps that AIM and its
established three Sub-Committees which are    agreement at the contract renewal           affiliates have taken over the last
responsible for overseeing the management     meetings and at their meetings throughout   several years to improve the quality and
of a number of the series portfolios of the   the year as part of their ongoing           efficiency of the services they provide to
AIM Funds. This SubCommittee structure        oversight of the Fund. The Fund's           the Funds in the areas of investment
permits the Trustees to focus on the          advisory agreement was considered           performance, product line diversification,
performance of the AIM Funds that have been   separately, although the Board also         distribution, fund operations, shareholder
assigned to them. The Sub-Committees meet     considered the common interests of all of   services and compliance. The Board
throughout the year to review the             the AIM Funds in their deliberations. The   concluded that the quality and efficiency
performance of their assigned funds, and      Board comprehensively considered all of     of the services AIM and its affiliates
the Sub-Committees review monthly and         the information provided to them and did    provide to the AIM Funds in each of these
quarterly comparative performance             not identify any particular factor that     areas have generally improved, and support
information and periodic asset flow data      was controlling. Furthermore, each          the Board's approval of the continuance of
for their assigned funds. These materials     Trustee may have evaluated the              the Fund's advisory agreement.
are prepared under the direction and          information provided differently from one
supervision of the independent Senior         another and attributed different weight     B. FUND PERFORMANCE
Officer. Over the course of each year, the    to the various factors. The Trustees
SubCommittees meet with portfolio managers    recognized that the advisory arrangements   The Board compared the Fund's performance
for their assigned funds and other members    and resulting advisory fees for the Fund    during the past one, three and five
of management and review with these           and the other AIM Funds are the result of   calendar years to the performance of funds
individuals the performance, investment       years of review and negotiation between     in the Fund's Lipper peer group that are
objective(s), policies, strategies and        the Trustees and AIM, that the Trustees     not managed by AIM, and against the
limitations of these funds.                   may focus to a greater extent on certain    performance of all funds in the Lipper
                                              aspects of these arrangements in some       Multi-Cap Growth Funds Index and the
   In addition to their meetings throughout   years than others, and that the Trustees'   Lipper Large-Cap Growth Funds Index. The
the year, the Sub-Committees meet at          deliberations and conclusions in a          Board also reviewed the methodology used
designated contract renewal meetings each     particular year may be based in part on     by Lipper to identify the Fund's peers.
year to conduct an in-depth review of the     their deliberations and conclusions of      The Board noted that the Fund's
performance, fees and expenses of their       these same arrangements throughout the      performance was below the median
assigned funds. During the contract renewal   year and in prior years.                    performance of its peers for the one and
process, the Trustees receive comparative                                                 three year periods, and comparable to such
performance and fee data regarding all the    FACTORS AND CONCLUSIONS AND SUMMARY OF      performance for the five year period. The
AIM Funds prepared by an independent          INDEPENDENT WRITTEN FEE EVALUATION          Board noted that the Fund's performance
company, Lipper, Inc., under the direction                                                was below the performance of the Lipper
and supervision of the independent Senior     The discussion below serves as a summary    Multi-Cap Growth Funds Index for the one,
Officer who also prepares a separate          of the Senior Officer's independent         three and five year periods. The Board
analysis of this information for the          written evaluation, as well as a            also noted that the Fund's performance was
Trustees. Each Sub-Committee then makes       discussion of the material factors and      above the performance of the Lipper
recommendations to the Investments            related conclusions that formed the basis   Large-Cap Growth Funds Index for the one
Committee regarding the performance, fees     for the Board's approval of the Fund's      and five year periods, and comparable to
and expenses of their assigned funds. The     advisory agreement. Unless otherwise        such Index for the three year period. The
Investments Committee considers each          stated, information set forth below is as   Board noted that AIM made changes to the
Sub-Committee's recommendations and makes     of June 27, 2007 and does not reflect any   Fund's portfolio management team in 2005,
its                                           changes that may have occurred since that
                                              date, including but not limited to
                                              changes to the Fund's performance,
                                              advisory fees, expense limitations and/or
                                              fee waivers.

                                                                                                                         (continued)

AIM Constellation Fund

which need more time to be evaluated before   D. ECONOMIES OF SCALE AND BREAKPOINTS       G. COLLATERAL BENEFITS TO AIM AND ITS
a conclusion can be reached that the                                                         AFFILIATES
changes have adequately addressed the         The Board considered the extent to which
Fund's underperformance. The Board also       there are economies of scale in AIM's       The Board considered various other
considered the steps AIM has taken over the   provision of advisory services to the       benefits received by AIM and its
last several years to improve the quality     Fund. The Board also considered whether     affiliates resulting from AIM's
and efficiency of the services that AIM       the Fund benefits from such economies of    relationship with the Fund, including the
provides to the AIM Funds. The Board          scale through contractual breakpoints in    fees received by AIM and its affiliates
concluded that AIM continues to be            the Fund's advisory fee schedule or         for their provision of administrative,
responsive to the Board's focus on fund       through advisory fee waivers or expense     transfer agency and distribution services
performance. Although the independent         limitations. The Board noted that the       to the Fund. The Board considered the
written evaluation of the Fund's Senior       Fund's contractual advisory fee schedule    performance of AIM and its affiliates in
Officer (discussed below) only considered     includes one breakpoint and that the        providing these services and the
Fund performance through the most recent      level of the Fund's advisory fees, as a     organizational structure employed by AIM
calendar year, the Board also reviewed more   percentage of the Fund's net assets, has    and its affiliates to provide these
recent Fund performance and this review did   decreased as net assets increased because   services. The Board also considered that
not change their conclusions.                 of the breakpoint. The Board also noted     these services are provided to the Fund
                                              that AIM's contractual advisory fee         pursuant to written contracts which are
C. ADVISORY FEES AND FEE WAIVERS              waiver discussed above includes             reviewed and approved on an annual basis
                                              breakpoints based on net asset levels.      by the Board. The Board concluded that AIM
The Board compared the Fund's contractual     Based on this information, the Board        and its affiliates were providing these
advisory fee rate to the contractual          concluded that the Fund's advisory fees     services in a satisfactory manner and in
advisory fee rates of funds in the Fund's     appropriately reflect economies of scale    accordance with the terms of their
Lipper peer group that are not managed by     at current asset levels. The Board also     contracts, and were qualified to continue
AIM, at a common asset level and as of the    noted that the Fund shares directly in      to provide these services to the Fund.
end of the past calendar year. The Board      economies of scale through lower fees
noted that the Fund's advisory fee rate was   charged by third party service providers       The Board considered the benefits
comparable to the median advisory fee rate    based on the combined size of all of the    realized by AIM as a result of portfolio
of its peers. The Board also reviewed the     AIM Funds and affiliates.                   brokerage transactions executed through
methodology used by Lipper and noted that                                                 "soft dollar" arrangements. Under these
the contractual fee rates shown by Lipper     E. PROFITABILITY AND FINANCIAL RESOURCES    arrangements, portfolio brokerage
include any applicable long-term                 OF AIM                                   commissions paid by the Fund and/or other
contractual fee waivers. The Board also                                                   funds advised by AIM are used to pay for
compared the Fund's contractual advisory      The Board reviewed information from AIM     research and execution services. The Board
fee rate to the contractual advisory fee      concerning the costs of the advisory and    noted that soft dollar arrangements shift
rates of other clients of AIM and its         other services that AIM and its             the payment obligation for the research
affiliates with investment strategies         affiliates provide to the Fund and the      and executions services from AIM to the
comparable to those of the Fund, including    profitability of AIM and its affiliates     funds and therefore may reduce AIM's
two mutual funds advised by AIM, four         in providing these services. The Board      expenses. The Board also noted that
mutual funds sub-advised by an AIM            also reviewed information concerning the    research obtained through soft dollar
affiliate, and one offshore fund advised      financial condition of AIM and its          arrangements may be used by AIM in making
and sub-advised by AIM affiliates. The        affiliates. The Board also reviewed with    investment decisions for the Fund and may
Board noted that the Fund's rate was: (i)     AIM the methodology used to prepare the     therefore benefit Fund shareholders. The
the same as the rate for one of the mutual    profitability information. The Board        Board concluded that AIM's soft dollar
funds and comparable to the rate for the      considered the overall profitability of     arrangements were appropriate. The Board
second mutual fund; (ii) above the            AIM, as well as the profitability of AIM    also concluded that, based on their review
sub-advisory fee rates for the four           in connection with managing the Fund. The   and representations made by AIM, these
sub-advised mutual funds, although the        Board noted that AIM continues to operate   arrangements were consistent with
advisory fee rates for such sub-advised       at a net profit, although increased         regulatory requirements.
mutual funds were above the Fund's; and       expenses in recent years have reduced the
(iii) below the advisory fee rate for the     profitability of AIM and its affiliates.       The Board considered the fact that the
offshore fund.                                The Board concluded that the Fund's         Fund's uninvested cash and cash collateral
                                              advisory fees were fair and reasonable,     from any securities lending arrangements
   The Board noted that AIM has               and that the level of profits realized by   may be invested in money market funds
contractually agreed to waive advisory fees   AIM and its affiliates from providing       advised by AIM pursuant to procedures
of the Fund through December 31, 2012 and     services to the Fund was not excessive in   approved by the Board. The Board noted
that this fee waiver includes breakpoints     light of the nature, quality and extent     that AIM will receive advisory fees from
based on net asset levels. The Board          of the services provided. The Board         these affiliated money market funds
considered the contractual nature of this     considered whether AIM is financially       attributable to such investments, although
fee waiver and noted that it remains in       sound and has the resources necessary to    AIM has contractually agreed to waive the
effect until December 31, 2012. The Board     perform its obligations under the Fund's    advisory fees payable by the Fund with
noted that, according to information          advisory agreement, and concluded that      respect to its investment of uninvested
provided by AIM, this fee waiver reduces      AIM has the financial resources necessary   cash in these affiliated money market
the Fund's effective advisory fees to a       to fulfill these obligations.               funds through at least June 30, 2008. The
level generally in line with the median                                                   Board considered the contractual nature of
effective advisory fees for the Fund's        F. INDEPENDENT WRITTEN EVALUATION OF THE    this fee waiver and noted that it remains
peers, as determined by AIM. The Board           FUND'S SENIOR OFFICER                    in effect until at least June 30, 2008.
reviewed the Fund's effective advisory fee                                                The Board concluded that the Fund's
rate, after taking account of this fee        The Board noted that, upon their            investment of uninvested cash and cash
waiver, and considered the effect this fee    direction, the Senior Officer of the        collateral from any securities lending
waiver would have on the Fund's estimated     Fund, who is independent of AIM and AIM's   arrangements in the affiliated money
total expenses. The Board concluded that      affiliates, had prepared an independent     market funds is in the best interests of
the levels of fee waivers/expense             written evaluation to assist the Board in   the Fund and its shareholders.
limitations for the Fund were fair and        determining the reasonableness of the
reasonable.                                   proposed management fees of the AIM
                                              Funds, including the Fund. The Board
   After taking account of the Fund's         noted that they had relied upon the
contractual advisory fee rate, as well as     Senior Officer's written evaluation
the comparative advisory fee information      instead of a competitive bidding process.
and the fee waiver discussed above, the       In determining whether to continue the
Board concluded that the Fund's advisory      Fund's advisory agreement, the Board
fees were fair and reasonable.                considered the Senior Officer's written
                                              evaluation.

AIM Constellation Fund

TAX INFORMATION

ADDITIONAL NON-RESIDENT ALIEN SHAREHOLDER INFORMATION

The percentages of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended January 31, 2007, April 30, 2007, July 31, 2007 and October 31, 2007 were 13.06%, 12.50%, 11.87%, and 11.38%, respectively.

AIM Constellation Fund

TRUSTEES AND OFFICERS



The address of each trustee and officer of AIM Equity Funds (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Each trustee oversees 104 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

                                                                                       OTHER
                                  TRUSTEE                                              TRUSTEESHIP(S)/
NAME, YEAR OF BIRTH AND           AND/OR                                               DIRECTORSHIP(S)
POSITION(S) HELD WITH THE         OFFICER    PRINCIPAL OCCUPATION(S)                   HELD BY
TRUST                             SINCE      DURING PAST 5 YEARS                       TRUSTEE/ DIRECTOR
-------------------------------------------------------------------------------------------------------------------------
 Interested Persons
-------------------------------------------------------------------------------------------------------------------------

  Martin L. Flanagan(1) -- 1960   2007       Director, Chief Executive Officer and     None
  Trustee                                    President, Invesco Ltd. (ultimate parent
                                             of AIM and a global investment
                                             management firm) and, INVESCO PLC
                                             (parent of AIM and a global investment
                                             management firm); Chairman, A I M
                                             Advisors, Inc. (registered investment
                                             advisor); Director, Chairman, Chief
                                             Executive Officer and President, IVZ
                                             Inc. (holding company); and INVESCO
                                             North American Holdings, Inc. (holding
                                             company); Chairman and President,
                                             INVESCO Group Services, Inc. (service
                                             provider); Trustee, The AIM Family of
                                             Funds(R); Vice Chairman, Investment
                                             Company Institute; and Member of
                                             Executive Board, SMU Cox School of
                                             Business

                                             Formerly: Chairman, Investment Company
                                             Institute; President, Co-Chief Executive
                                             Officer, Co-President, Chief Operating
                                             Officer and Chief Financial Officer,
                                             Franklin Resources, Inc. (global
                                             investment management organization)
-------------------------------------------------------------------------------------------------------------------------

  Philip A. Taylor(2) -- 1954     2006       Director, Chief Executive Officer and     None
  Trustee, President and                     President, AIM Mutual Fund Dealer Inc.
  Principal                                  (registered broker dealer), A I M
  Executive Officer                          Advisors, Inc., AIM Funds Management
                                             Inc. d/b/a INVESCO Enterprise Services
                                             (registered investment advisor and
                                             registered transfer agent) and 1371
                                             Preferred Inc. (holding company);
                                             Director, Chairman, Chief Executive
                                             Officer and President, A I M Management
                                             Group Inc. (financial services holding
                                             company) and A I M Capital Management,
                                             Inc. (registered investment advisor);
                                             Director and President, INVESCO Funds
                                             Group, Inc. (registered investment
                                             advisor and register transfer agent) and
                                             AIM GP Canada Inc. (general partner for
                                             a limited partnership); Director, A I M
                                             Distributors, Inc. (registered broker
                                             dealer); Director and Chairman, AIM
                                             Investment Services, Inc. (registered
                                             transfer agent) and INVESCO
                                             Distributors, Inc. (registered broker
                                             dealer); Director, President and
                                             Chairman, IVZ Callco Inc. (holding
                                             company), INVESCO Inc. (holding company)
                                             and AIM Canada Holdings Inc. (holding
                                             company); Director and Chief Executive
                                             Officer, AIM Trimark Corporate Class
                                             Inc. (formerly AIM Trimark Global Fund
                                             Inc.) (corporate mutual fund company)
                                             and AIM Trimark Canada Fund Inc.
                                             (corporate mutual fund company);
                                             Trustee, President and Principal
                                             Executive Officer of The AIM Family of
                                             Funds--Registered Trademark-- (other
                                             than AIM Treasurer's Series Trust,
                                             Short-Term Investments Trust and
                                             Tax-Free Investments Trust); Trustee and
                                             Executive Vice President, The AIM Family
                                             of Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free
                                             Investments Trust only); and Manager,
                                             PowerShares Capital Management LLC

                                             Formerly: Director and Chairman, Fund
                                             Management Company (registered broker
                                             dealer); President and Principal
                                             Executive Officer, The AIM Family of
                                             Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free
                                             Investments Trust only); Chairman, AIM
                                             Canada Holdings, Inc.; President, AIM
                                             Trimark Global Fund Inc. and AIM Trimark
                                             Canada Fund Inc.; and Director, Trimark
                                             Trust (federally regulated Canadian
                                             Trust Company)
-------------------------------------------------------------------------------------------------------------------------
 Independent Trustees
-------------------------------------------------------------------------------------------------------------------------

  Bruce L. Crockett -- 1944       1993       Chairman, Crockett Technology Associates  ACE Limited (insurance company);
  Trustee and Chair                          (technology consulting company)           and Captaris, Inc. (unified
                                                                                       messaging provider)
-------------------------------------------------------------------------------------------------------------------------

  Bob R. Baker -- 1936            2003       Retired                                   None
  Trustee
-------------------------------------------------------------------------------------------------------------------------

  Frank S. Bayley -- 1939         2001       Retired                                   Badgley Funds, Inc. (registered
  Trustee                                                                              investment company) (2 portfolios)
                                             Formerly: Partner, law firm of Baker &
                                             McKenzie
-------------------------------------------------------------------------------------------------------------------------

  James T. Bunch -- 1942          2003       Founder, Green, Manning & Bunch Ltd.,     None
  Trustee                                    (investment banking firm); and Director,
                                             Policy Studies, Inc. and Van Gilder
                                             Insurance Corporation
-------------------------------------------------------------------------------------------------------------------------

  Albert R. Dowden -- 1941        2000       Director of a number of public and        None
  Trustee                                    private business corporations, including
                                             the Boss Group Ltd. (private investment
                                             and management); Reich & Tang Funds
                                             (Chairman) (registered investment
                                             company) (7 portfolios), Daily Income
                                             Fund (4 portfolios), California Daily
                                             Tax Free Income Fund, Inc., Connecticut
                                             Daily Tax Free Income Fund, Inc. and New
                                             Jersey Daily Municipal Fund, Inc.,
                                             Annuity and Life Re (Holdings), Ltd.
                                             (insurance company), and Homeowners of
                                             America Holding Corporation (property
                                             casualty company)

                                             Formerly: Director, CompuDyne
                                             Corporation (provider of product and
                                             services to the public security market);
                                             Director, President and Chief Executive
                                             Officer, Volvo Group North America,
                                             Inc.; Senior Vice President, AB Volvo;
                                             Director of various affiliated Volvo
                                             companies; and Director, Magellan
                                             Insurance Company
-------------------------------------------------------------------------------------------------------------------------

  Jack M. Fields -- 1952          1997       Chief Executive Officer, Twenty First     Administaff
  Trustee                                    Century Group, Inc. (government affairs
                                             company); and Owner and Chief Executive
                                             Officer, Dos Angelos Ranch, L.P.
                                             (cattle, hunting, corporate
                                             entertainment), and Discovery Global
                                             Education Fund (non-profit)
                                             Formerly: Chief Executive Officer,
                                             Texana Timber LP (sustainable forestry
                                             company)

-------------------------------------------------------------------------------------------------------------------------

  Carl Frischling -- 1937         1988       Partner, law firm of Kramer Levin         Director, Reich & Tang Funds) (7
  Trustee                                    Naftalis and Frankel LLP                  portfolios)
-------------------------------------------------------------------------------------------------------------------------

  Prema Mathai-Davis -- 1950      1998       Formerly: Chief Executive Officer, YWCA   None
  Trustee                                    of the USA
-------------------------------------------------------------------------------------------------------------------------

  Lewis F. Pennock -- 1942        1988       Partner, law firm of Pennock & Cooper     None
  Trustee
-------------------------------------------------------------------------------------------------------------------------

  Ruth H. Quigley -- 1935         2001       Retired                                   None
  Trustee
-------------------------------------------------------------------------------------------------------------------------

  Larry Soll -- 1942              2003       Retired                                   None
  Trustee
-------------------------------------------------------------------------------------------------------------------------

  Raymond Stickel, Jr. -- 1944    2005       Retired                                   None
  Trustee                                    Formerly: Partner, Deloitte & Touche;
                                             and Director, Mainstay VP Series Funds,
                                             Inc. (25 portfolios)
-------------------------------------------------------------------------------------------------------------------------

(1) Mr. Flanagan was appointed as Trustee of the Trust on February 24, 2007. Mr. Flanagan is considered an interested person of the Trust because he is an officer of the advisor to the Trust, and an officer and a director of INVESCO PLC, parent of the advisor to the Trust.
(2) Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

AIM Constellation Fund

                                                                                       OTHER
                                  TRUSTEE                                              TRUSTEESHIP(S)/
NAME, YEAR OF BIRTH AND           AND/OR                                               DIRECTORSHIP(S)
POSITION(S) HELD WITH THE         OFFICER    PRINCIPAL OCCUPATION(S)                   HELD BY TRUSTEE/
TRUST                             SINCE      DURING PAST 5 YEARS                       DIRECTOR
-------------------------------------------------------------------------------------------------------------------------
 Other Officers
-------------------------------------------------------------------------------------------------------------------------

  Russell C. Burk -- 1958         2005       Senior Vice President and Senior Officer  N/A
  Senior Vice President and                  of The AIM Family of Funds--Registered
  Senior Officer                             Trademark--
                                             Formerly: Director of Compliance and
                                             Assistant General Counsel, ICON
                                             Advisers, Inc.; Financial Consultant,
                                             Merrill Lynch; General Counsel and
                                             Director of Compliance, ALPS Mutual
                                             Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------

  John M. Zerr -- 1962            2006       Director, Senior Vice President,          N/A
  Senior Vice President, Chief               Secretary and General Counsel, A I M
  Legal Officer and Secretary                Management Group Inc., A I M Advisors,
                                             Inc. and A I M Capital Management, Inc.;
                                             Director, Vice President and Secretary,
                                             AIM Investment Services, Inc. and
                                             INVESCO Distributors, Inc.; Director,
                                             Senior Vice President and Secretary,
                                             A I M Distributors, Inc.; Director and
                                             Vice President, INVESCO Funds Group
                                             Inc.; Senior Vice President, Chief Legal
                                             Officer and Secretary of The AIM Family
                                             of Funds--Registered Trademark--; and
                                             Manager, PowerShares Capital Management
                                             LLC

                                             Formerly: Director, Vice President and
                                             Secretary, Fund Management Company; Vice
                                             President, A I M Capital Management,
                                             Inc.; Chief Operating Officer, Senior
                                             Vice President, General Counsel and
                                             Secretary, Liberty Ridge Capital, Inc.
                                             (an investment adviser); Vice President
                                             and Secretary, PBHG Funds (an investment
                                             company); Vice President and Secretary,
                                             PBHG Insurance Series Fund (an
                                             investment company); General Counsel and
                                             Secretary, Pilgrim Baxter Value
                                             Investors (an investment adviser); Chief
                                             Operating Officer, General Counsel and
                                             Secretary, Old Mutual Investment
                                             Partners (a broker-dealer); General
                                             Counsel and Secretary, Old Mutual Fund
                                             Services (an administrator); General
                                             Counsel and Secretary, Old Mutual
                                             Shareholder Services (a shareholder
                                             servicing center); Executive Vice
                                             President, General Counsel and
                                             Secretary, Old Mutual Capital, Inc. (an
                                             investment adviser); and Vice President
                                             and Secretary, Old Mutual Advisors Funds
                                             (an investment company)
-------------------------------------------------------------------------------------------------------------------------

  Lisa O. Brinkley -- 1959        2004       Global Compliance Director, INVESCO PLC;  N/A
  Vice President                             and Vice President of The AIM Family of
                                             Funds--Registered Trademark--

                                             Formerly: Senior Vice President, A I M
                                             Management Group Inc. (financial
                                             services holding company); Senior Vice
                                             President and Chief Compliance Officer,
                                             A I M Advisors, Inc. and The AIM Family
                                             of Funds--Registered Trademark--; Vice
                                             President and Chief Compliance Officer,
                                             A I M Capital Management, Inc. and A I M
                                             Distributors, Inc.; Vice President, AIM
                                             Investment Services, Inc. and Fund
                                             Management Company; Senior Vice
                                             President and Chief Compliance Officer
                                             of The AIM Family of Funds--Registered
                                             Trademark--; and Senior Vice President
                                             and Compliance Director, Delaware
                                             Investments Family of Funds
-------------------------------------------------------------------------------------------------------------------------

  Kevin M. Carome -- 1956         2003       Senior Vice President and General
  Vice President                             Counsel, INVESCO PLC; Director, INVESCO
                                             Funds Group, Inc.; Director and
                                             Secretary, IVZ, Inc. and INVESCO Group
                                             Services, Inc.; Secretary, INVESCO North
                                             American Holdings, Inc.; and Vice
                                             President of The AIM Family of
                                             Funds--Registered Trademark--

                                             Formerly: Director, Senior Vice           N/A
                                             President, Secretary and General
                                             Counsel, A I M Management Group Inc. and
                                             A I M Advisors, Inc.; Senior Vice
                                             President, A I M Distributors, Inc.;
                                             Director, General Counsel and Vice
                                             President, Fund Management Company; Vice
                                             President, A I M Capital Management,
                                             Inc. and AIM Investment Services, Inc.;
                                             Senior Vice President, Chief Legal
                                             Officer and Secretary of The AIM Family
                                             of Funds--Registered Trademark--;
                                             Director and Vice President, INVESCO
                                             Distributors, Inc.; Chief Executive
                                             Officer and President, INVESCO Funds
                                             Group, Inc.; and Senior Vice President
                                             and General Counsel, Liberty Financial
                                             Companies, Inc.
-------------------------------------------------------------------------------------------------------------------------

  Sidney M. Dilgren -- 1961       2004       Vice President, A I M Advisors, Inc. and  N/A
  Vice President, Principal                  A I M Capital Management, Inc.; and Vice
  Financial Officer and                      President, Treasurer and Principal
  Treasurer                                  Financial Officer of The AIM Family of
                                             Funds--Registered Trademark--

                                             Formerly: Fund Treasurer, A I M
                                             Advisors, Inc.; Senior Vice President,
                                             AIM Investment Services, Inc.; and Vice
                                             President, A I M Distributors, Inc.
-------------------------------------------------------------------------------------------------------------------------

  Karen Dunn Kelley -- 1960       2004       Head of INVESCO's World Wide Fixed        N/A
  Vice President                             Income and Cash Management Group;
                                             Director of Cash Management and Senior
                                             Vice President, A I M Advisors, Inc. and
                                             A I M Capital Management, Inc; Executive
                                             Vice President, A I M Distributors,
                                             Inc.; Senior Vice President, A I M
                                             Management Group Inc.; Vice President,
                                             The AIM Family of Funds--Registered
                                             Trademark-- (other than AIM Treasurer's
                                             Series Trust, Short-Term Investments
                                             Trust and Tax-Free Investments Trust);
                                             and President and Principal Executive
                                             Officer, The AIM Family of
                                             Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free
                                             Investments Trust only)
                                             Formerly: Director and President, Fund
                                             Management Company; Chief Cash
                                             Management Officer and Managing
                                             Director, A I M Capital Management,
                                             Inc.; Vice President, A I M Advisors,
                                             Inc. and The AIM Family of
                                             Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free
                                             Investments Trust only)
-------------------------------------------------------------------------------------------------------------------------

  Lance A. Rejsek -- 1967         2005       Anti-Money Laundering Compliance          N/A
  Anti-Money Laundering                      Officer, A I M Advisors, Inc., A I M
  Compliance Officer                         Capital Management, Inc., A I M
                                             Distributors, Inc., AIM Investment
                                             Services, Inc., AIM Private Asset
                                             Management, Inc. and The AIM Family of
                                             Funds--Registered Trademark--
                                             Formerly: Anti-Money Laundering
                                             Compliance Officer, Fund Management
                                             Company; and Manager of the Fraud
                                             Prevention Department, AIM Investment
                                             Services, Inc.
-------------------------------------------------------------------------------------------------------------------------

  Todd L. Spillane -- 1958        2006       Senior Vice President, A I M Management   N/A
  Chief Compliance Officer                   Group Inc.; Senior Vice President and
                                             Chief Compliance Officer, A I M
                                             Advisors, Inc. and A I M Capital
                                             Management, Inc.; Chief Compliance
                                             Officer of The AIM Family of
                                             Funds--Registered Trademark--, INVESCO
                                             Global Asset Management (N.A.), Inc.,
                                             (registered investment advisor), INVESCO
                                             Institutional (N.A.), Inc., (registered
                                             investment advisor), INVESCO Private
                                             Capital Investments, Inc. (holding
                                             company), INVESCO Private Capital, Inc.
                                             (registered investment advisor) and
                                             INVESCO Senior Secured Management, Inc.
                                             (registered investment advisor); and
                                             Vice President, A I M Distributors, Inc.
                                             and AIM Investment Services, Inc.

                                             Formerly: Vice President, A I M Capital
                                             Management, Inc. and Fund Management
                                             Company; Global Head of Product
                                             Development, AIG-Global Investment
                                             Group, Inc.; and Chief Compliance
                                             Officer and Deputy General Counsel,
                                             AIG-SunAmerica Asset Management
-------------------------------------------------------------------------------------------------------------------------

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246.

OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS
11 Greenway Plaza             A I M Advisors, Inc.     A I M Distributors,      PricewaterhouseCoopers
Suite 100                     11 Greenway Plaza        Inc.                     LLP
Houston, TX 77046-1173        Suite 100                11 Greenway Plaza        1201 Louisiana Street
                              Houston, TX 77046-1173   Suite 100                Suite 2900
                                                       Houston, TX 77046-1173   Houston, TX 77002-5678

COUNSEL TO THE FUND           COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
Ballard Spahr                 INDEPENDENT TRUSTEES     AIM Investment           State Street Bank and
Andrews & Ingersoll, LLP      Kramer, Levin, Naftalis  Services, Inc.           Trust
1735 Market Street, 51st      & Frankel LLP            P.O. Box 4739            Company
Floor                         1177 Avenue of the       Houston, TX 77210-4739   225 Franklin Street
Philadelphia, PA 19103-7599   Americas                                          Boston, MA 02110-2801
                              New York, NY 10036-2714

                            [EDELIVERY                              Fund holdings and proxy voting information
                           GO PAPERLESS
                   AIMINVESTMENTS.COM/EDELIVERY                     The Fund provides a complete list of its holdings four times in
                             GRAPHIC]                               each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual
REGISTER FOR EDELIVERY                                              reports to shareholders. For the first and third quarters, the
                                                                    Fund files the lists with the Securities and Exchange Commission
eDelivery is the process of receiving your fund and account         (SEC) on Form N-Q. The most recent list of portfolio holdings is
information via e-mail. Once your quarterly statements, tax         available at AIMinvestments.com. From our home page, click on
forms, fund reports, and prospectuses are available, we will send   Products & Performance, then Mutual Funds, then Fund Overview.
you an e-mail notification containing links to these documents.     Select your Fund from the drop-down menu and click on Complete
For security purposes, you will need to log in to your account to   Quarterly Holdings. Shareholders can also look up the Fund's
view your statements and tax forms.                                 Forms N-Q on the SEC Web site at sec.gov. Copies of the Fund's
                                                                    Forms N-Q may be reviewed and copied at the SEC Public Reference
WHY SIGN UP?                                                        Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information
Register for eDelivery to:                                          about duplicating fee charges, by calling 202-942-8090 or
                                                                    800-732-0330, or by electronic request at the following e-mail
o  save your Fund the cost of printing and postage.                 address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-01424 and 022-25469.
o  reduce the amount of paper you receive.
                                                                    A description of the policies and procedures that the Fund uses
o  gain access to your documents faster by not waiting for the      to determine how to vote proxies relating to portfolio
   mail.                                                            securities is available without charge, upon request, from our
                                                                    Client Services department at 800-959-4246 or on the AIM Web
o  view your documents online anytime at your convenience.          site, AIMinvestments.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the
o  save the documents to your personal computer or print them out   SEC Web site, sec.gov.
   for your records.
                                                                    Information regarding how the Fund voted proxies related to its
HOW DO I SIGN UP?                                                   portfolio securities during the 12 months ended June 30, 2007, is available at our Web site. Go to AIMinvestments.com, access
It's easy. Just follow these simple steps:                          the About Us tab, click on Required Notices and then click on
                                                                    Proxy Voting Activity. Next, select the Fund from the drop-down
1. Log in to your account.                                          menu. The information is also available on the SEC Web site,
                                                                    sec.gov.
2. Click on the "Service Center" tab.
                                                                    If used after January 20, 2008, this report must be accompanied
3. Select "Register for eDelivery" and complete the consent         by a Fund fact sheet or by an AIM Quarterly Performance Review
   process.                                                         for the most recent quarter-end. Mutual funds and
                                                                    exchange-traded funds distributed by A I M Distributors, Inc.
This AIM service is provided by AIM Investment Services, Inc.
                                                                    CST-AR-1    A I M Distributors, Inc.

                                                                                                            [AIM INVESTMENTS LOGO]
                                                                                                          -- REGISTERED TRADEMARK --

DOMESTIC EQUITY

                                AIM Diversified Dividend Fund
                                Annual Report to Shareholders - October 31, 2007

Large-Cap Blend

Table of Contents

Letters to Shareholders              2
Performance Summary                  4
Management Discussion                4
Long-term Fund Performance           6
Supplemental Information             8
Schedule of Investments              9
Financial Statements                12
Notes to Financial Statements       15
Financial Highlights                22
Auditor's Report                    28
Fund Expenses                       29             [COVER GLOBE IMAGE]
Approval of Advisory Agreement      30
Tax Information                     32
Trustees and Officers               33

[AIM INVESTMENT SOLUTIONS]

         [GRAPHIC]   [GRAPHIC]
         [DOMESTIC    [FIXED
          EQUITY]    INCOME]

[GRAPHIC]   [GRAPHIC]     [GRAPHIC]
 [TARGET     [TARGET    [DIVERSIFIED
  RISK]     MATURITY]    PORTFOLIOS]

     [GRAPHIC]      [GRAPHIC]
      [SECTOR    [INTERNATIONAL/
      EQUITY]     GLOBAL EQUITY]

  [AIM INVESTMENTS LOGO]
-- REGISTERED TRADEMARK --

AIM Diversified Dividend Fund

                         Dear Shareholders of the AIM Family of Funds:

                         I'm pleased to provide you with this report, which includes a discussion of how your Fund was managed during the period under review and factors that affected its performance. The following pages contain important information that answers questions you may have about your investment.
     [TAYLOR
      PHOTO]                Despite notable volatility at points throughout the fiscal year ended October 31, 2007, major stock market indexes in the U.S. and abroad generally performed well. Reasons for their favorable performance included positive economic growth, particularly overseas; strong corporate profits; and action by the U.S.
                         Federal Reserve Board (the Fed) to reassure skittish markets, among other factors.
  Philip Taylor
                            At its September 18, 2007, meeting, the Fed cut the federal funds target rate for the first time since June 2003.(1) The cut followed 17 rate increases from June 2004 to June 2006(1) and was intended to address investor concerns about a weak housing market generally and problems in the subprime mortgage market specifically. The Fed's action triggered an immediate and broad stock market rally. The Fed cut this key interest rate again on October 31, 2007.(1)

                            At AIM Investments --REGISTERED TRADEMARK--, we know that market conditions change--often suddenly and sometimes dramatically. We can help you deal with market volatility by offering a broad range of mutual funds, including:

                         o  Domestic, global and international equity funds

                         o  Taxable and tax-exempt fixed-income funds

                         o  Allocation portfolios, with risk/return characteristics to match your needs

                         o  AIM Independence Funds--target-maturity funds that combine retail mutual funds and PowerShares
                            --REGISTERED TRADEMARK--exchange-traded funds--with risk/return characteristics that change as your target retirement date nears

                            I encourage you to talk with your financial advisor if you have concerns about your portfolio. We believe in the value of working with a trusted financial advisor who can recommend AIM funds that are appropriate for your portfolio and that address your long-term investment goals and risk tolerance regardless of prevailing short-term market conditions.

                         In conclusion

                         My colleague, Bob Graham, recently announced his decision to step down as vice chair of the AIM Funds board of directors. In 1976, Bob was one of three men who co-founded AIM. In the three decades since, he has been instrumental in transforming AIM from a small investment management firm into one of America's most respected mutual fund companies--and, in 1997, into a global independent retail and institutional investment manager.

                            In May, with shareholder approval, AIM Investments' parent company changed its name from AMVESCAP PLC to
                         Invesco Ltd., uniting our worldwide operations and global expertise under one new name. While the name of our parent company may be new to you, I can assure you that our commitment to excellent customer service remains unchanged. Our highly trained, courteous client service representatives are eager to answer your questions, provide you with product information or assist you with account transactions. I encourage you to give us an opportunity to serve you by calling us at 800-959-4246.

                            We at AIM are committed to helping you achieve your financial goals. We work every day to earn your trust, and we're grateful for the confidence you've placed in us.

                         Sincerely,


                         /S/ PHILIP TAYLOR

                         Philip Taylor
                         President - AIM Funds
                         CEO, AIM Investments

                         December 17, 2007

                         Source: (1)U.S. Federal Reserve Board

                         AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M
                         Capital Management, Inc. are the investment advisors. A I M Distributors, Inc. is the distributor for the retail mutual funds represented by AIM Investments and the PowerShares Exchange-Traded Fund Trust.

AIM Diversified Dividend Fund

                         Dear Fellow Shareholders:

                         In overseeing the management of the AIM family of funds on your behalf, your Board of Trustees of the AIM
                         Funds continues to focus on improved investment performance, reduced shareholder costs, and high ethical
   [CROCKETT             standards.
     PHOTO]
                            Your Board welcomes two new members: Marty Flanagan, President and CEO of INVESCO, AIM's parent company, and Phil Taylor, who was named CEO of AIM Investments --REGISTERED TRADEMARK-- in April 2006. Robert
                         Graham, who has given more than 30 years of leadership to the company and the mutual fund industry since founding AIM in 1976, has retired, stepping down in the process from his most recent role as vice chairman of the Board. We thank Bob for his many contributions and wish him a long and happy future.
  Bruce L. Crockett
                            Our review of fund performance has shown healthy progress, but the process is necessarily one of continuous improvement. In general, as of October 31, 2007, we have seen persistent investment discipline and more consistently good results. While this statement may not apply to every AIM Fund all the time, as I write this letter, the overall trend in fund management and performance has been positive.

                            The investment management talent at AIM has recently been enhanced by the promotion of Karen Dunn Kelley to Head of INVESCO's Worldwide Fixed Income as well as Director of AIM Global and Cash Management, with responsibility for all fixed income and money market funds that serve both institutional and individual investors. Under Karen's direction, AIM's cash management organization grew to one of the world's largest and most respected, with top-tier performance. The operations now combined under her charge represent more than $150 billion in assets, 120 investment professionals, and products that span the entire yield curve
                         (as of October 31, 2007).

                            In other news, your Board took a more active role in preparing for "proxy season," the period when fund managers must vote the shares held by their funds "for" or "against" various proposals on the ballots of the issuing companies. Beginning in the 2007 proxy season, AIM implemented new proxy voting policies, developed by management in conjunction with an ad hoc Board committee, which provided a solid framework for properly evaluating and executing the many decisions the AIM Funds are required to make to vote shares.

                            In general, the AIM Funds voted for proposals that would allow shareholders a greater role in election of directors, proxy access and "say for pay." The AIM Funds voted against directors whom AIM believed failed to govern well in cases of corporate mismanagement, such as the backdating of options grants, and against "poison pill" and "take under" proposals that would favor the financial interests of managers at the expense of investors in the case of a merger or acquisition. You can view the proxy votes cast for your fund by going to AIMinvestments.com. Click the "About Us" tab, then go to "Required Notices" and "Proxy
                         Voting Activity."

                            Additionally, your Board raised the amount its members are recommended to invest in the AIM Funds within three years of joining the Board, with the goal of aligning our interests even more closely with yours.

                            Furthermore, at our June meeting we renewed the investment advisory contracts between the AIM Funds and
                         AIM for another year, applying the same rigorous evaluation process that was enhanced and formalized in
                         2005. For more information on this process, please visit AIMinvestments.com. Click on the "Products and
                         Performance" tab and go to "Investment Advisory Agreement Renewals."

                            Your Board's ability to best represent your interests depends on our knowledge of your opinions and concerns. Please send me an email (bruce@brucecrockett.com) with your thoughts on the following:

                         1) How important is it to you to hear about your Board's decisions and activities in these letters?

                         2) What other information (on overall performance, specific funds, managers, etc.) would make the letters more meaningful to you?

                         3) Would you prefer that communications from your Board continue to be delivered in paper form by regular mail or be sent electronically by email?

                            If you would prefer to communicate through a quick online survey, please go to AIMinvestments.com and provide your responses there.

                            We need to hear from you to do our best job, and I look forward to your responses.

                         Sincerely,


                         /S/ BRUCE L. CROCKETT

                         Bruce L. Crockett
                         Independent Chair
                         AIM Funds Board of Directors

                         December 17, 2007

                         AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M
                         Capital Management, Inc. are the investment advisors. A I M Distributors, Inc. is the distributor for the retail mutual funds represented by AIM Investments and the PowerShares Exchange-Traded Fund Trust.

AIM Diversified Dividend Fund

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

================================================================================      We look for dividend-paying companies with
                                                                                   strong profitability, solid balance sheets and
PERFORMANCE SUMMARY                                                                capital allocation policies that support
                                                                                   sustained or increasing dividends and share
For the fiscal year ended October 31, 2007, AIM Diversified Dividend               repurchases. We perform fundamental research,
Fund, excluding applicable sales charges, delivered positive returns for           including financial statement analysis, modeling
shareholders but lagged the broad market S&P 500 Index as well as the Fund's       and meetings with companies' management, to
style-specific index, the Russell 1000 Index.* Returns lagged the Fund's           determine a fair valuation with an estimated
style-specific index largely due to our underexposure to the energy sector.        two-year price target for each stock. Using our
Overall positive results for the Fund were led by our information technology       findings, we select companies we believe will
(IT) and industrials exposure, while negative returns were seen in the consumer    provide the best combination of dividend income,
discretionary and financials sectors.                                              price appreciation and the potential for lower
                                                                                   risk.
   Your Fund's long-term performance appears later in this report.
                                                                                      We consider selling or trimming a stock when
FUND VS. INDEXES                                                                   it no longer meets our investment criteria,
                                                                                   including when:
Total returns,10/31/06-10/31/07,excluding applicable sales charges. If sales
charges were included,returns would be lower.                                      o  A stock reaches its target price.

Class A Shares                                           8.86%                     o  The company's fundamental business prospects
Class B Shares                                           8.15                         deteriorate.
Class C Shares                                           8.16
Class R Shares                                           8.67                      o  A more attractive opportunity presents itself.
Investor Class Shares                                    8.91
S&P 500 Index* (Broad Market Index)                     14.55
Russell 1000 Index* (Style-Specific Index)              15.03                      Market conditions and your Fund
Lipper Large-Cap Core Funds Index* (Peer Group Index)   15.02
SOURCE: *LIPPER INC.                                                               Shortly after our last annual report, AIM
================================================================================   Diversified Dividend Fund celebrated its five-
                                                                                   year anniversary. October of 2007 commemorated
How we invest                                We seek undervalued companies that    the fifth year of the bull market during which we
                                          are returning capital to shareholders    saw tremendous synchronized growth around the
We focus on balancing long-term capital   via dividends and share repurchases.     world.(1) At this point in the market cycle, it
appreciation, dividend income and         Most stocks in the portfolio pay a       is prudent to remind investors that short-term
capital preservation. As part of an       dividend, and the Fund pays a            market volatility should be expected. We manage
overall well-diversified asset            quarterly dividend to shareholders. We   the Fund with a long-term, full market cycle
allocation strategy, the Fund can serve   manage risk through a thorough           perspective that seeks to provide current
as a cornerstone of large cap core        valuation framework, careful stock
investments to complement more            selection and a rigorous buy-and-sell
aggressive value and growth               discipline.
investments.

=======================================   ======================================   =================================================

   PORTFOLIO COMPOSITION                     TOP FIVE INDUSTRIES*                      TOP 10 EQUITY HOLDINGS*

By sector                                 1.Pharmaceuticals                  8.8%   1. Johnson & Johnson                        3.1%
Financials                         17.9%  2.Integrated Oil & Gas             4.6    2. International Business Machines
Consumer Staples                   13.5   3.Industrial Machinery             4.2       Corp.                                    2.6
Consumer Discretionary             13.2   4.Computer Hardware                4.0    3. Illinois Tool Works Inc.                 2.3
Information Technology             12.9   5.Packaged Foods & Meats           3.9    4. Anheuser-Busch Cos., Inc.                 2.2
Health Care                        11.7                                             5. Raytheon Co.                             2.0
Industrials                         9.9   Total Net Assets         $1.90 billion    6. American Electric Power Co., Inc.        2.0
Utilities                           6.0                                             7. Lilly (Eli) and Co.                      2.0
Materials                           4.7   Total Number of Holdings*           76    8. Microsoft Corp.                          2.0
Energy                              4.6                                             9. Capital One Financial Corp.              1.9
Telecommunication Services          1.0                                            10. Automatic Data Processing, Inc.          1.9
U.S. Treasury Securities            0.2
Money Market Funds Plus                   The Fund's holdings are subject to change, and there is no assurance that the Fund will
Other Assets Less Liabilities       4.4   continue to hold any particular security.

                                          *  Excluding money market fund holdings.

=======================================   ======================================   =================================================

                                                                                                                         (continued)

AIM Diversified Dividend Fund

income, capital appreciation during up    valuations to what we feel are           similar, and therefore, the Fund does not have
markets and principal protection during   speculative levels and well above        any large absolute concentrations.
more difficult periods.                   historical norms for the sector.
                                          Unfortunately, the Fund's underweight       AIM Diversified Dividend Fund strives to
   Economic growth, as measured by the    was a key detractor from relative        produce superior long-term risk-adjusted returns
change in gross domestic product,         results over the past 12 months. Our     over a full market cycle by focusing on three key
increased 2.8% over the past 12           strict focus on valuations and           factors: capital appreciation, current income and
months.(2) This represented strong        corporate balance sheets led us to       capital preservation. We believe this total
growth despite expectations by many       conclude that there are more             return approach serves as a cornerstone within an
that we were in the later stages of the   attractive valuations elsewhere.         overall asset allocation, and we thank you for
current economic cycle and would be                                                investing in AIM Diversified Dividend Fund.
impacted by the housing slump. The           Despite the Fund's headwinds in
weakness in housing has affected          energy, we delivered positive returns    Sources: (1) Lipper Inc.; (2) Eurostat;
consumer spending but at this point it    with holdings such as Johnson Controls   (3) Bloomberg L.P.; (4) Bureau of Labor
has not influenced job growth in a        topping the list of contributors. The    Statistics.; (5) Reuters
meaningful way. Over the past year        company focuses on building
we have observed an increase in yield     efficiency, automotive parts and power   THE VIEWS AND OPINIONS EXPRESSED IN MANAGEMENT'S
spreads between the BBB corporate bond    solutions. We first bought Johnson       DISCUSSION OF FUND PERFORMANCE ARE THOSE OF A I M
yields and the 10-year U.S.               Controls in March 2003 and saw it as     ADVISORS, INC. THESE VIEWS AND OPINIONS ARE
Treasury.(3) This indicates a shift in    an opportunity to own a high quality     SUBJECT TO CHANGE AT ANY TIME BASED ON FACTORS
the risk appetite of investors and is     company at an attractive valuation.      SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE
a sign that it is becoming more           Johnson Controls has a long history of   VIEWS AND OPINIONS MAY NOT BE RELIED UPON AS
difficult to obtain financing. The        profitable growth with 61 consecutive    INVESTMENT ADVICE OR RECOMMENDATIONS, OR AS AN
period of easy credit is over, so to      years of increased sales and 17          OFFER FOR A PARTICULAR SECURITY. THE INFORMATION
speak.                                    consecutive years of increased           IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY
                                          earnings.(5) Additionally, the           MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND.
   The shift has also been observed in    company's shareholder- friendly          STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED
the tightening of credit standards in     management has enabled it to pay a       RELIABLE, BUT A I M ADVISORS, INC. MAKES NO
the United States. This has had an        dividend every year since 1889 and to    REPRESENTATION OR WARRANTY AS TO THEIR
important impact on the markets over      increase the dividend amount in each     COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL
the past year, evident by the sharp       of the past 33 years.(5)                 PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS,
increase in the CBOE Volatility Index                                              THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR
(VIX), a measure of market                   At the time of our investment, auto   INVESTMENT MANAGEMENT PHILOSOPHY.
volatility.(3) The VIX Index is a key     parts comprised the majority of the
MEASURE of market expectations of         firm's revenues, which were under both   See important Fund and index disclosures later in
near-term volatility conveyed by S&P      cyclical and secular pressures.          this report.
500 stock index option prices. This       However, the company was defensively
index averaged around a level of 16       positioned with a customer base                      Meggan M. Walsh
over the past five years but surged       well-diversified across geographies,        [WALSH   Chartered Financial Analyst, senior
to almost double that level this          end markets and business lines. Over        PHOTO]   portfolio manager, is manager of
summer, albeit still below historical     our investment holding period, the                   AIM Diversified Dividend Fund. Ms.
levels.(3)                                company accelerated its organic          Walsh has been in the investment industry since
   Market leadership has narrowed         growth, made acquisitions to expand      1987,and joined AIM in 1991. She earned a B.S. in
dramatically to just a few sectors such   its global growth opportunities and      finance from the University of Maryland and an
as energy and materials. These signs of   diversified away from the auto parts     M.B.A. from Loyola College.
volatility are to be expected as          industry.
momentum rotates, and investors seek to                                            Assisted by the Diversified Dividend Team
identify new areas of strength.
                                             During the fiscal year, the Fund
   The strength within the energy         remained more defensively positioned
sector represented both an opportunity    than we were in the earlier stages of
and a headwind for the equity markets.    the economic expansion. We have
Energy costs increased at an annualized   incorporated a more non-cyclical
rate of 11.7% in 2007 versus an overall   exposure--exposure to what we believe
inflation rate of 3.6%.(4) While this     to be less economically sensitive
was a catalyst for energy stocks, it      companies--as fundamental data
hurt consumers at the gas pump and in     suggests growth catalysts and
higher prices paid for finished good as   sustainable profits tied to the credit
companies increased prices to offset      cycle are diminishing. Specifically,
rising input costs. Over the years, the   we have gone from an overweight to an
Fund has moved from an energy             underweight in the industrials sector
overweight in 2003, when valuations       and are primarily overweight in
were more attractive, to an underweight   consumer staples, which may offer
today as more momentum investing has      attractive stable growth profiles.
taken hold. This has pushed               Overall, valuations across sectors
                                          remain

AIM Diversified Dividend Fund

YOUR FUND'S LONG-TERM PERFORMANCE

Past performance cannot guarantee         charges. Performance of an index of      types of charts in illustrating changes in value
comparable future results.                funds reflects fund expenses and         during the early years shown in the chart. The
                                          management fees; performance of a        vertical axis, the one that indicates the dollar
   The data shown in the chart include    market index does not. Performance       value of an investment, is constructed with each
reinvested distributions, applicable      shown in the chart and table(s) does     segment representing a percent change in the
sales charges, Fund expenses and          not reflect deduction of taxes a         value of the investment. In this chart, each
management fees. Results for Class B      shareholder would pay on Fund            segment represents a doubling, or 100% change, in
shares are calculated as if a             distributions or sale of Fund shares.    the value of the investment. In other words, the
hypothetical shareholder had liquidated   Performance of the indexes does not      space between $5,000 and $10,000 is the same size
his entire investment in the Fund at      reflect the effects of taxes.            as the space between $10,000 and $20,000.
the close of the reporting period and
paid the applicable contingent deferred      This chart, which is a logarithmic
sales charges. Index results include      chart, presents the fluctuations in
reinvested dividends, but they do not     the value of the Fund and its indexes.
reflect sales                             We believe that a logarithmic chart is
                                          more effective than other

====================================================================================================================================

                                                          [MOUNTAIN CHART]

RESULTS OF A $10,000 INVESTMENT
FUND AND INDEX DATA FROM 12/31/01

                                                                                                                        LIPPER LARGE
                     AIM DIVERSIFIED      AIM DIVERSIFIED       AIM DIVERSIFIED                                           CAP-CORE
                      DIVIDEND FUND        DIVIDEND FUND         DIVIDEND FUND         S&P 500         RUSSELL 1000     FUNDS INDEX
      DATE           -CLASS A SHARES      -CLASS B SHARES      -CLASS C SHARES         INDEX(1)          INDEX(1)           (1)

      12/31/01           $ 9450               $10000                 $10000             $10000            $10000          $10000
          1/02             9545                10100                  10100               9854              9873            9842
          2/02             9479                10020                  10020               9664              9676            9677
          3/02             9857                10420                  10410              10028             10074           10007
          4/02             9583                10120                  10120               9420              9497            9483
          5/02             9573                10110                  10109               9351              9413            9414
          6/02             9082                 9580                   9580               8685              8718            8764
          7/02             8355                 8820                   8809               8008              8073            8113
          8/02             8440                 8890                   8890               8061              8115            8180
          9/02             7798                 8220                   8210               7185              7244            7385
         10/02             8223                 8650                   8650               7817              7846            7959
         11/02             8601                 9049                   9040               8277              8305            8314
         12/02             8232                 8659                   8650               7791              7835            7877
          1/03             7920                 8319                   8321               7587              7645            7670
          2/03             7769                 8159                   8151               7473              7527            7568
          3/03             7854                 8239                   8240               7545              7604            7632
          4/03             8393                 8809                   8801               8167              8218            8194
          5/03             8903                 9340                   9331               8597              8687            8591
          6/03             8968                 9403                   9395               8706              8801            8676
          7/03             9082                 9513                   9505               8860              8977            8813
          8/03             9272                 9703                   9695               9032              9159            8983
          9/03             9233                 9658                   9649               8937              9065            8867
         10/03             9736                10178                  10169               9442              9597            9301
         11/03             9878                10319                  10309               9525              9712            9379
         12/03            10447                10910                  10901              10024             10177            9830
          1/04            10552                11010                  11001              10208             10370            9969
          2/04            10781                11242                  11232              10350             10514           10087
          3/04            10691                11148                  11139              10194             10370            9929
          4/04            10768                11219                  11209              10034             10183            9775
          5/04            10806                11249                  11239              10171             10330            9874
          6/04            11012                11467                  11457              10369             10516           10051
          7/04            10763                11195                  11186              10026             10147            9695
          8/04            10926                11367                  11347              10066             10197            9701
          9/04            11018                11445                  11435              10175             10325            9812
         10/04            11036                11466                  11456              10331             10492            9945
         11/04            11402                11838                  11828              10749             10941           10322
         12/04            11893                12343                  12333              11114             11337           10645
          1/05            11716                12157                  12138              10843             11052           10404
          2/05            12001                12435                  12426              11071             11300           10599
          3/05            11834                12259                  12251              10876             11121           10404
          4/05            11695                12115                  12096              10669             10916           10173
          5/05            11882                12300                  12292              11009             11303           10502
          6/05            11970                12382                  12364              11024             11349           10538
          7/05            12337                12764                  12746              11434             11791           10913
          8/05            12189                12599                  12580              11330             11689           10813
          9/05            12129                12537                  12518              11422             11797           10938
         10/05            12020                12413                  12394              11231             11590           10807
         11/05            12456                12848                  12828              11655             12031           11221
         12/05            12513                12908                  12899              11660             12048           11254
          1/06            12816                13213                  13193              11968             12385           11569
          2/06            12866                13266                  13246              12001             12413           11517
          3/06            13027                13422                  13402              12150             12589           11725
          4/06            13220                13601                  13591              12313             12740           11847
          5/06            12987                13359                  13340              11959             12364           11488
          6/06            12948                13306                  13298              11975             12380           11498
          7/06            13110                13474                  13456              12049             12407           11458
          8/06            13435                13789                  13782              12335             12704           11743
          9/06            13672                14034                  14026              12653             13006           11991
         10/06            14141                14508                  14490              13065             13448           12390
         11/06            14283                14644                  14628              13313             13734           12632
         12/06            14568                14924                  14919              13500             13910           12760
          1/07            14760                15112                  15107              13704             14178           12967
          2/07            14578                14925                  14909              13436             13934           12743
          3/07            14605                14938                  14933              13586             14079           12871
          4/07            15195                15524                  15520              14188             14671           13407
          5/07            15644                15977                  15973              14683             15199           13864
          6/07            15405                15726                  15722              14439             14909           13696
          7/07            14749                15050                  15046              13992             14448           13310
          8/07            14952                15261                  15246              14201             14645           13463
          9/07            15319                15612                  15609              14732             15204           13950
         10/07            15396                15589                  15669              14966             15469           14251

====================================================================================================================================

                                                                                                              SOURCE: (1)LIPPER INC.

AIM Diversified Dividend Fund

================================================================================   INVESTOR CLASS SHARES WAS 1.04%,
                                                                                   1.79%, 1.79%, 1.29% AND 0.91%, RESPECTIVELY. THE
AVERAGE ANNUAL TOTAL RETURNS              AVERAGE ANNUAL TOTAL RETURNS             EXPENSE RATIOS PRESENTED ABOVE MAY VARY FROM THE
                                                                                   EXPENSE RATIOS PRESENTED IN OTHER SECTIONS OF
As of 10/31/07, including applicable      As of 9/30/07, the most recent calendar  THIS REPORT THAT ARE BASED ON EXPENSES INCURRED
sales charges                             quarter-end, including applicable sales  DURING THE PERIOD COVERED BY THIS REPORT.
                                          charges
CLASS A SHARES                                                                        CLASS A SHARE PERFORMANCE REFLECTS THE MAXIMUM
Inception (12/31/01)              7.68%   CLASS A SHARES                           5.50% SALES CHARGE, AND CLASS B AND CLASS C SHARE
5 Years                          12.08    Inception (12/31/01)             7.70%   PERFORMANCE REFLECTS THE APPLICABLE CONTINGENT
1 Year                            2.86    5 Years                         13.17    DEFERRED SALES CHARGE (CDSC) FOR THE PERIOD
                                          1 Year                           5.89    INVOLVED. THE CDSC ON CLASS B SHARES DECLINES
CLASS B SHARES                                                                     FROM 5% BEGINNING AT THE TIME OF PURCHASE TO 0%
Inception (12/31/01)              7.91%   CLASS B SHARES                           AT THE BEGINNING OF THE SEVENTH YEAR. THE CDSC ON
5 Years                          12.40    Inception (12/31/01)             7.94%   CLASS C SHARES IS 1% FOR THE FIRST YEAR AFTER
1 Year                            3.15    5 Years                         13.45    PURCHASE. CLASS R SHARES DO NOT HAVE A FRONT-END
                                          1 Year                           6.25    SALES CHARGE; RETURNS SHOWN ARE AT NET ASSET
CLASS C SHARES                                                                     VALUE AND DO NOT REFLECT A 0.75% CDSC THAT MAY BE
Inception (12/31/01)              8.00%   CLASS C SHARES                           IMPOSED ON A TOTAL REDEMPTION OF RETIREMENT PLAN
5 Years                          12.62    Inception (12/31/01)             8.05%   ASSETS WITHIN THE FIRST YEAR. INVESTOR CLASS
1 Year                            7.16    5 Years                         13.70    SHARES DO NOT HAVE A FRONT-END SALES CHARGE OR A
                                          1 Year                          10.26    CDSC; THEREFORE, PERFORMANCE IS AT NET ASSET
CLASS R SHARES                                                                     VALUE.
Inception                         8.54%   CLASS R SHARES
5 Years                          13.17    Inception                        8.58%      THE PERFORMANCE OF THE FUND'S SHARE CLASSES
1 Year                            8.67    5 Years                         14.26    WILL DIFFER PRIMARILY DUE TO DIFFERENT SALES
                                          1 Year                          11.76    CHARGE STRUCTURES AND CLASS EXPENSES.
INVESTOR CLASS SHARES
Inception                         8.76%   INVESTOR CLASS SHARES                       HAD THE ADVISOR NOT WAIVED FEES AND/OR
5 Years                          13.40    Inception                        8.80%   REIMBURSED EXPENSES IN THE PAST, PERFORMANCE
1 Year                            8.91    5 Years                         14.50    WOULD HAVE BEEN LOWER.
                                          1 Year                          12.09
                                                                                   (1) Total annual operating expenses less any
=======================================   ======================================       contractual fee waivers and/or expense
                                                                                       reimbursements by the advisor in effect
CLASS R SHARES' INCEPTION DATE IS            THE PERFORMANCE DATA QUOTED               through at least June 30, 2008. See current
OCTOBER 25, 2005. RETURNS SINCE THAT      REPRESENT PAST PERFORMANCE AND CANNOT        prospectus for more information.
DATE ARE HISTORICAL RETURNS. ALL OTHER    GUARANTEE COMPARABLE FUTURE RESULTS;
RETURNS ARE BLENDED RETURNS OF            CURRENT PERFORMANCE MAY BE LOWER OR
HISTORICAL CLASS R SHARE PERFORMANCE      HIGHER. PLEASE VISIT
AND RESTATED CLASS A SHARE PERFORMANCE    AIMINVESTMENTS.COM FOR THE MOST RECENT
(FOR PERIODS PRIOR TO THE INCEPTION       MONTH-END PERFORMANCE. PERFORMANCE
DATE OF CLASS R SHARES) AT NET ASSET      FIGURES REFLECT REINVESTED
VALUE, ADJUSTED TO REFLECT THE HIGHER     DISTRIBUTIONS, CHANGES IN NET ASSET
RULE 12B-1 FEES APPLICABLE TO CLASS R     VALUE AND THE EFFECT OF THE MAXIMUM
SHARES. CLASS A SHARES' INCEPTION DATE    SALES CHARGE UNLESS OTHERWISE STATED.
IS DECEMBER 31, 2001.                     INVESTMENT RETURN AND PRINCIPAL VALUE
                                          WILL FLUCTUATE SO THAT YOU MAY HAVE A
   INVESTOR CLASS SHARES' INCEPTION       GAIN OR LOSS WHEN YOU SELL SHARES.
DATE IS JULY 15, 2005. RETURNS SINCE
THAT DATE ARE HISTORICAL RETURNS. ALL        THE NET ANNUAL FUND OPERATING
OTHER RETURNS ARE BLENDED RETURNS OF      EXPENSE RATIO SET FORTH IN THE MOST
HISTORICAL INVESTOR CLASS SHARE           RECENT FUND PROSPECTUS AS OF THE DATE
PERFORMANCE AND RESTATED CLASS A SHARE    OF THIS REPORT FOR CLASS A, CLASS B,
PERFORMANCE (FOR PERIODS PRIOR TO THE     CLASS C, CLASS R AND INVESTOR CLASS
INCEPTION DATE OF INVESTOR CLASS          SHARES WAS 1.01%, 1.66%, 1.66%, 1.26%
SHARES) AT NET ASSET VALUE, WHICH         AND 0.88%, RESPECTIVELY.(1) THE TOTAL
RESTATED PERFORMANCE WILL REFLECT THE     ANNUAL FUND OPERATING EXPENSE RATIO      =================================================
RULE 12B-1 FEES APPLICABLE TO CLASS A     SET FORTH IN THE MOST RECENT FUND        FOR A DISCUSSION OF THE RISKS OF INVESTING IN
SHARES FOR THE PERIOD USING BLENDED       PROSPECTUS AS OF THE DATE OF THIS        YOUR FUND AND INDEXES USED IN THIS REPORT, PLEASE
RETURNS. CLASS A SHARES' INCEPTION DATE   REPORT FOR CLASS A, CLASS B, CLASS        TURN THE PAGE.
IS DECEMBER 31, 2001.                     C, CLASS R AND                           =================================================

AIM Diversified Dividend Fund

AIM DIVERSIFIED DIVIDEND FUND'S INVESTMENT OBJECTIVE IS GROWTH OF CAPITAL AND,SECONDARILY, CURRENT INCOME.

o Unless otherwise stated, information presented in this report is as of October 31, 2007, and is based on total net assets.

o Unless otherwise noted, all data in this report are from A I M Management Group Inc.

About share classes                       o Foreign securities have additional     o A direct investment cannot be made in an index.
                                          risks, including exchange rate           Unless otherwise indicated, index results include
o Class B shares are not available as     changes, political and economic          reinvested dividends, and they do not reflect
an investment for retirement plans        upheaval, the relative lack of           sales charges. Performance of an index of funds
maintained pursuant to Section 401 of     information, relatively low market       reflects fund expenses; performance of a market
the Internal Revenue Code, including      liquidity, and the potential lack of     index does not.
401(k) plans, money purchase pension      strict financial and accounting
plans and profit sharing plans. Plans     controls and standards.                  Other information
that had existing accounts invested in
Class B shares prior to September 30,     About indexes used in this report        o The Chartered Financial Analyst --REGISTERED
2003, will continue to be allowed to                                               TRADEMARK-- (CFA --REGISTERED TRADEMARK-- )
make additional purchases.                o The S&P 500 --REGISTERED TRADEMARK--   designation is a globally recognized standard for
                                          Index is a market                        measuring the competence and integrity of
o Class R shares are available only to    capitalization-weighted index covering   investment professionals.
certain retirement plans. Please see      all major areas of the U.S. economy.
the prospectus for more information.      It is not the 500 largest companies,     o The returns shown in the management's
                                          but rather the most widely held 500      discussion of Fund performance are based on net
o Investor Class shares are closed to     companies chosen with respect to         asset values calculated for shareholder
most investors. For more information on   market size, liquidity, and their        transactions. Generally accepted accounting
who may continue to invest in Investor    industry.                                principles require adjustments to be made to the
Class shares, please see the                                                       net assets of the Fund at period end for
prospectus.                               o The Russell 1000 --REGISTERED          financial reporting purposes, and as such, the
                                          TRADEMARK-- Index is comprised of 1000   net asset values for shareholder transactions and
Principal risks of investing in the       of the largest capitalized U.S.          the returns based on those net asset values may
Fund                                      domiciled companies whose common stock   differ from the net asset values and returns
                                          is traded in the United States. The      reported in the Financial Highlights.
o The value of convertible securities     Russell 1000 Index is a
in which the Fund invests may be          trademark/service mark of the Frank      o Industry classifications used in this report
affected by market interest rates--the    Russell Company. Russell --REGISTERED    are generally according to the Global Industry
risk that the issuer may default on       TRADEMARK-- is a trademark of the        Classification Standard, which was developed by
interest or principal payments and the    Frank Russell Company.                   and is the exclusive property and a service mark
value of the underlying common stock                                               of Morgan Stanley Capital International Inc. and
into which these securities may be        o The Lipper Large-Cap Core Funds        Standard & Poor's.
converted may decline as a result.        Index is an equally weighted
                                          representation of the largest funds in
o Prices of equity securities change in   the Lipper Large-Cap Core Funds
response to many factors including the    category. These funds typically have
historical and prospective earnings of    an average price-to-earnings ratio,
the issuer, the value of its assets,      price-to-book ratio, and three-year
general economic conditions, interest     sales-per-share growth value, compared
rates, investor perceptions and market    to the S&P 500 Index.
liquidity.
                                          o The Fund is not managed to track the
                                          performance of any particular index,
                                          including the indexes defined here,
                                          and consequently, the performance of
                                          the Fund may deviate significantly
                                          from the performance of the indexes.

================================================================================   =================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND          FUND NASDAQ SYMBOLS
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES
AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.                 Class A Shares                   LCEAX
                                                                                   Class B Shares                   LCEDX
================================================================================   Class C Shares                   LCEVX
                                                                                   Class R Shares                   DDFRX
NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE                                  Investor Class Shares            LCEIX

AIMINVESTMENTS.COM                                                                 =================================================

AIM Diversified Dividend Fund

SCHEDULE OF INVESTMENTS(a)

October 31, 2007


                                                 SHARES         VALUE
--------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-95.48%

AEROSPACE & DEFENSE-2.39%

Raytheon Co.                                      600,400   $   38,191,444
--------------------------------------------------------------------------
United Technologies Corp.                          94,919        7,269,846
==========================================================================
                                                                45,461,290
==========================================================================

APPAREL RETAIL-2.54%

Limited Brands, Inc.                            1,250,000       27,512,500
--------------------------------------------------------------------------
TJX Cos., Inc. (The)                              721,123       20,862,088
==========================================================================
                                                                48,374,588
==========================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-0.52%

VF Corp.                                          114,112        9,942,579
==========================================================================

ASSET MANAGEMENT & CUSTODY BANKS-3.91%

Bank of New York Mellon Corp. (The)               236,631       11,559,424
--------------------------------------------------------------------------
Blackstone Group L.P. (The)(b)(c)                 544,573       13,848,492
--------------------------------------------------------------------------
Federated Investors, Inc.-Class B                 471,360       20,268,480
--------------------------------------------------------------------------
State Street Corp.                                358,300       28,581,591
==========================================================================
                                                                74,257,987
==========================================================================

AUTO PARTS & EQUIPMENT-1.81%

Johnson Controls, Inc.                            789,300       34,508,196
==========================================================================

BREWERS-2.24%

Anheuser-Busch Cos., Inc.                         829,361       42,529,632
==========================================================================

CASINOS & GAMING-0.86%

International Game Technology                     376,408       16,415,153
==========================================================================

COMMUNICATIONS EQUIPMENT-1.29%

Motorola, Inc.                                  1,301,421       24,453,701
==========================================================================

COMPUTER HARDWARE-3.99%

Hewlett-Packard Co.                               507,825       26,244,396
--------------------------------------------------------------------------
International Business Machines Corp.             428,100       49,710,972
==========================================================================
                                                                75,955,368
==========================================================================

CONSUMER FINANCE-1.95%

Capital One Financial Corp.                       565,095       37,064,581
==========================================================================

                                                 SHARES         VALUE
--------------------------------------------------------------------------


DATA PROCESSING & OUTSOURCED SERVICES-2.92%

Automatic Data Processing, Inc.                   730,127   $   36,185,094
--------------------------------------------------------------------------
Western Union Co.                                 875,682       19,300,031
==========================================================================
                                                                55,485,125
==========================================================================

DISTRIBUTORS-0.55%

Genuine Parts Co.                                 211,427       10,374,723
==========================================================================

DIVERSIFIED BANKS-1.23%

U.S. Bancorp                                      508,203       16,852,012
--------------------------------------------------------------------------
Wachovia Corp.                                    144,143        6,591,659
==========================================================================
                                                                23,443,671
==========================================================================

DIVERSIFIED CHEMICALS-2.09%

E. I. du Pont de Nemours and Co.                  464,500       22,997,395
--------------------------------------------------------------------------
PPG Industries, Inc.                              225,000       16,816,500
==========================================================================
                                                                39,813,895
==========================================================================

ELECTRIC UTILITIES-3.68%

American Electric Power Co., Inc.                 785,315       37,860,036
--------------------------------------------------------------------------
Exelon Corp.                                      388,800       32,184,864
==========================================================================
                                                                70,044,900
==========================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-1.72%

Emerson Electric Co.                              627,045       32,775,642
==========================================================================

FOOD DISTRIBUTORS-1.56%

Sysco Corp.                                       863,834       29,620,868
==========================================================================

FOREST PRODUCTS-1.02%

Weyerhaeuser Co.                                  256,239       19,451,102
==========================================================================

GENERAL MERCHANDISE STORES-1.45%

Target Corp.                                      449,900       27,605,864
==========================================================================

HEALTH CARE EQUIPMENT-2.96%

Baxter International Inc.                         178,601       10,717,846
--------------------------------------------------------------------------
Medtronic, Inc.                                   648,536       30,766,548
--------------------------------------------------------------------------
Stryker Corp.                                     207,100       14,704,100
==========================================================================
                                                                56,188,494
==========================================================================

HOME IMPROVEMENT RETAIL-1.71%

Home Depot, Inc. (The)                          1,029,458       32,438,222
==========================================================================

HOUSEHOLD APPLIANCES-0.92%

Snap-on Inc.                                      351,900       17,563,329
==========================================================================

AIM Diversified Dividend Fund


                                                 SHARES         VALUE
--------------------------------------------------------------------------

HOUSEHOLD PRODUCTS-2.27%

Colgate-Palmolive Co.                             157,200   $   11,989,644
--------------------------------------------------------------------------
Kimberly-Clark Corp.                              438,900       31,113,621
==========================================================================
                                                                43,103,265
==========================================================================

HYPERMARKETS & SUPER CENTERS-1.17%

Wal-Mart Stores, Inc.                             491,895       22,238,573
==========================================================================

INDUSTRIAL CONGLOMERATES-1.60%

General Electric Co.                              739,941       30,455,972
==========================================================================

INDUSTRIAL GASES-0.62%

Praxair, Inc.                                     138,500       11,838,980
==========================================================================

INDUSTRIAL MACHINERY-4.16%

Illinois Tool Works Inc.                          752,956       43,114,261
--------------------------------------------------------------------------
Pentair, Inc.                                   1,015,800       35,949,162
==========================================================================
                                                                79,063,423
==========================================================================

INSURANCE BROKERS-1.37%

Marsh & McLennan Cos., Inc.                     1,005,269       26,026,414
==========================================================================

INTEGRATED OIL & GAS-4.58%

Eni S.p.A. (Italy)(d)                             412,800       15,087,281
--------------------------------------------------------------------------
ExxonMobil Corp.                                  181,935       16,736,201
--------------------------------------------------------------------------
Occidental Petroleum Corp.                        515,805       35,616,335
--------------------------------------------------------------------------
Total S.A. (France)(d)                            243,404       19,646,368
==========================================================================
                                                                87,086,185
==========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-1.05%

AT&T Inc.                                         478,497       19,996,390
==========================================================================

LEISURE PRODUCTS-1.28%

Brunswick Corp.(b)                              1,089,450       24,305,629
==========================================================================

LIFE & HEALTH INSURANCE-1.19%

StanCorp Financial Group, Inc.                    410,299       22,619,784
==========================================================================

MULTI-UTILITIES-2.32%

Dominion Resources, Inc.                          329,663       30,207,021
--------------------------------------------------------------------------
Wisconsin Energy Corp.                            291,209       13,943,087
==========================================================================
                                                                44,150,108
==========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-2.17%

Bank of America Corp.                             197,199        9,520,768
--------------------------------------------------------------------------
Citigroup Inc.                                    757,953       31,758,230
==========================================================================
                                                                41,278,998
==========================================================================

                                                 SHARES         VALUE
--------------------------------------------------------------------------


PACKAGED FOODS & MEATS-3.91%

General Mills, Inc.                               567,200   $   32,744,456
--------------------------------------------------------------------------
Kraft Foods Inc.-Class A                          810,517       27,079,373
--------------------------------------------------------------------------
Sara Lee Corp.                                    875,618       14,482,722
==========================================================================
                                                                74,306,551
==========================================================================

PHARMACEUTICALS-8.78%

Abbott Laboratories                               205,185       11,207,205
--------------------------------------------------------------------------
Bristol-Myers Squibb Co.                          483,600       14,503,164
--------------------------------------------------------------------------
Johnson & Johnson                                 912,009       59,435,627
--------------------------------------------------------------------------
Lilly (Eli) and Co.                               693,004       37,526,167
--------------------------------------------------------------------------
Pfizer Inc.                                     1,359,832       33,465,465
--------------------------------------------------------------------------
Wyeth                                             223,929       10,889,667
==========================================================================
                                                               167,027,295
==========================================================================

PROPERTY & CASUALTY INSURANCE-0.78%

MBIA Inc.                                         344,000       14,805,760
==========================================================================

PUBLISHING-0.75%

Gannett Co., Inc.                                 336,300       14,262,483
==========================================================================

REGIONAL BANKS-2.88%

Fifth Third Bancorp                             1,051,464       32,889,794
--------------------------------------------------------------------------
SunTrust Banks, Inc.                              301,061       21,857,028
==========================================================================
                                                                54,746,822
==========================================================================

SEMICONDUCTORS-2.74%

Linear Technology Corp.(b)                        551,630       18,214,823
--------------------------------------------------------------------------
Texas Instruments Inc.                          1,038,721       33,862,304
==========================================================================
                                                                52,077,127
==========================================================================

SOFT DRINKS-0.85%

Coca-Cola Co. (The)                               262,274       16,198,042
==========================================================================

SPECIALIZED CONSUMER SERVICES-0.80%

H&R Block, Inc.(b)                                694,212       15,133,822
==========================================================================

SPECIALTY CHEMICALS-1.00%

Ecolab Inc.                                       403,000       19,009,510
==========================================================================

SYSTEMS SOFTWARE-1.96%

Microsoft Corp.                                 1,012,425       37,267,364
==========================================================================

THRIFTS & MORTGAGE FINANCE-2.44%

Fannie Mae                                        452,600       25,816,304
--------------------------------------------------------------------------
Hudson City Bancorp, Inc.                       1,319,783       20,667,802
==========================================================================
                                                                46,484,106
==========================================================================

AIM Diversified Dividend Fund


                                                 SHARES         VALUE
--------------------------------------------------------------------------

TOBACCO-1.50%

Altria Group, Inc.                                391,600   $   28,559,388
==========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $1,511,558,866)                        1,815,810,901
==========================================================================

                                               PRINCIPAL
                                                 AMOUNT
U.S. TREASURY NOTES-0.16%

3.38%, 02/15/08(e) (Cost $2,995,855)           $3,000,000        2,994,150
==========================================================================

                                                 SHARES
MONEY MARKET FUNDS-4.00%

Liquid Assets Portfolio-Institutional
  Class(f)                                     38,019,100       38,019,100
--------------------------------------------------------------------------
Premier Portfolio-Institutional Class(f)       38,019,100       38,019,100
==========================================================================
    Total Money Market Funds (Cost
      $76,038,200)                                              76,038,200
==========================================================================
Total Investments (excluding investments
  purchased with cash collateral from
  securities loaned)-99.64% (Cost
  $1,590,592,921)                                            1,894,843,251
==========================================================================

--------------------------------------------------------------------------
                                                 SHARES         VALUE

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES ON LOAN

MONEY MARKET FUNDS-2.19%

Liquid Assets Portfolio-Institutional Class
  (Cost $41,692,750)(f)(g)                     41,692,750   $   41,692,750
==========================================================================
TOTAL INVESTMENTS-101.83% (Cost
  $1,632,285,671)                                            1,936,536,001
==========================================================================
OTHER ASSETS LESS LIABILITIES-(1.83)%                          (34,857,945)
==========================================================================
NET ASSETS-100.00%                                          $1,901,678,056
__________________________________________________________________________
==========================================================================

Notes to Schedule of Investments:

(a) Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.
(b) All or a portion of this security was out on loan at October 31, 2007.
(c) Non-income producing security.
(d) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at October 31, 2007 was $34,733,649, which represented 1.83% of the Fund's Net Assets. See Note 1A.
(e) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The value of this security at October 31, 2007 represented 0.16% of the Fund's Net Assets. See Note 1A.
(f) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(g) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 7.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Diversified Dividend Fund

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2007

ASSETS:

Investments, at value (Cost $1,514,554,721)*  $1,818,805,051
------------------------------------------------------------
Investments in affiliated money market funds
  (Cost $117,730,950)                            117,730,950
============================================================
     Total investments (Cost $1,632,285,671)   1,936,536,001
============================================================
Foreign currencies, at value (Cost $75,969)           76,250
------------------------------------------------------------
Receivables for:
  Investments sold                                18,714,423
------------------------------------------------------------
  Fund shares sold                                   384,560
------------------------------------------------------------
  Dividends and Interest                           2,157,399
------------------------------------------------------------
  Fund expenses absorbed                               5,831
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               612,168
------------------------------------------------------------
Other assets                                          23,756
============================================================
     Total assets                              1,958,510,388
____________________________________________________________
============================================================


LIABILITIES:

Payables for:
  Investments purchased                           10,882,879
------------------------------------------------------------
  Fund shares reacquired                           2,453,098
------------------------------------------------------------
  Trustee deferred compensation and
     retirement plans                                766,482
------------------------------------------------------------
  Collateral upon return of securities
     loaned                                       41,692,750
------------------------------------------------------------
Accrued distribution fees                            341,553
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                             3,364
------------------------------------------------------------
Accrued transfer agent fees                          469,484
------------------------------------------------------------
Accrued operating expenses                           222,722
------------------------------------------------------------
     Total liabilities                            56,832,332
____________________________________________________________
============================================================
Net assets applicable to shares outstanding   $1,901,678,056
____________________________________________________________
============================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                 $1,473,637,956
------------------------------------------------------------
Undistributed net investment income                1,264,333
------------------------------------------------------------
Undistributed net realized gain                  122,522,159
------------------------------------------------------------
Unrealized appreciation                          304,253,608
============================================================
                                              $1,901,678,056
____________________________________________________________
============================================================


NET ASSETS:

Class A                                       $  237,467,319
____________________________________________________________
============================================================
Class B                                       $   85,171,829
____________________________________________________________
============================================================
Class C                                       $   52,524,337
____________________________________________________________
============================================================
Class R                                       $      739,720
____________________________________________________________
============================================================
Investor Class                                $1,472,311,043
____________________________________________________________
============================================================
Institutional Class                           $   53,463,808
____________________________________________________________
============================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           16,641,182
____________________________________________________________
============================================================
Class B                                            6,024,909
____________________________________________________________
============================================================
Class C                                            3,719,534
____________________________________________________________
============================================================
Class R                                               51,804
____________________________________________________________
============================================================
Investor Class                                   103,215,570
____________________________________________________________
============================================================
Institutional Class                                3,748,078
____________________________________________________________
============================================================
Class A:
  Net asset value per share                   $        14.27
------------------------------------------------------------
  Offering price per share
     (Net asset value of $14.27 divided by
       94.50%)                                $        15.10
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
     share                                    $        14.14
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
     share                                    $        14.12
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
     share                                    $        14.28
____________________________________________________________
============================================================
Investor Class:
  Net asset value and offering price per
     share                                    $        14.26
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
     share                                    $        14.26
____________________________________________________________
============================================================

* At October 31, 2007, securities with an aggregate value of $40,886,152 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Diversified Dividend Fund

STATEMENT OF OPERATIONS

For the year ended October 31, 2007

INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of $196,881)      $ 42,294,649
--------------------------------------------------------------------------
Dividends from affiliated money market funds (includes
  securities lending income of $10,709)                          5,840,365
==========================================================================
Interest                                                           152,745
==========================================================================
    Total investment income                                     48,287,759
==========================================================================

EXPENSES:

Advisory fees                                                   10,365,425
--------------------------------------------------------------------------
Administrative services fees                                       455,851
--------------------------------------------------------------------------
Custodian fees                                                      85,450
--------------------------------------------------------------------------
Distribution fees:
  Class A                                                          645,155
--------------------------------------------------------------------------
  Class B                                                          973,222
--------------------------------------------------------------------------
  Class C                                                          561,045
--------------------------------------------------------------------------
  Class R                                                            2,999
--------------------------------------------------------------------------
  Investor Class                                                 2,440,557
--------------------------------------------------------------------------
Transfer agent fees -- A, B, C, R and Investor                   3,217,098
--------------------------------------------------------------------------
Transfer agent fees -- Institutional                                34,383
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                           87,449
--------------------------------------------------------------------------
Other                                                              500,257
==========================================================================
    Total expenses                                              19,368,891
==========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangement(s)                                                  (332,657)
==========================================================================
    Net expenses                                                19,036,234
==========================================================================
Net investment income                                           29,251,525
==========================================================================

REALIZED AND UNREALIZED GAIN FROM:

Net realized gain from:
  Investment securities                                        123,725,208
--------------------------------------------------------------------------
  Foreign currencies                                                 5,557
==========================================================================
                                                               123,730,765
==========================================================================
Change in net unrealized appreciation of:
  Investment securities                                         15,098,665
--------------------------------------------------------------------------
  Foreign currencies                                                   887
==========================================================================
                                                                15,099,552
==========================================================================
Net realized and unrealized gain                               138,830,317
==========================================================================
Net increase in net assets resulting from operations          $168,081,842
__________________________________________________________________________
==========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Diversified Dividend Fund

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 2007 and 2006

                                                                   2007              2006
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   29,251,525    $   28,428,909
----------------------------------------------------------------------------------------------
  Net realized gain                                              123,730,765        83,603,439
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation                           15,099,552       199,431,858
==============================================================================================
    Net increase in net assets resulting from operations         168,081,842       311,464,206
==============================================================================================
Distributions to shareholders from net investment income:
  Class A                                                         (3,848,307)       (3,086,793)
----------------------------------------------------------------------------------------------
  Class B                                                           (799,853)         (668,366)
----------------------------------------------------------------------------------------------
  Class C                                                           (461,202)         (331,431)
----------------------------------------------------------------------------------------------
  Class R                                                             (7,267)           (2,051)
----------------------------------------------------------------------------------------------
  Investor Class                                                 (23,901,863)      (21,911,514)
----------------------------------------------------------------------------------------------
  Institutional Class                                               (780,352)         (253,928)
==============================================================================================
    Total distributions from net investment income               (29,798,844)      (26,254,083)
==============================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                        (11,265,634)       (2,831,926)
----------------------------------------------------------------------------------------------
  Class B                                                         (4,262,466)       (1,224,877)
----------------------------------------------------------------------------------------------
  Class C                                                         (2,471,587)         (591,537)
----------------------------------------------------------------------------------------------
  Class R                                                            (19,904)             (136)
----------------------------------------------------------------------------------------------
  Investor Class                                                 (64,330,633)      (20,043,897)
----------------------------------------------------------------------------------------------
  Institutional Class                                             (1,315,313)           (3,759)
==============================================================================================
    Total distributions from net realized gains                  (83,665,537)      (24,696,132)
==============================================================================================
    Decrease in net assets resulting from distributions         (113,464,381)      (50,950,215)
==============================================================================================
Share transactions-net:
  Class A                                                        (31,418,682)       18,263,287
----------------------------------------------------------------------------------------------
  Class B                                                        (16,379,057)       (6,409,806)
----------------------------------------------------------------------------------------------
  Class C                                                         (5,241,605)        4,279,812
----------------------------------------------------------------------------------------------
  Class R                                                            289,956           392,930
----------------------------------------------------------------------------------------------
  Investor Class                                                 (92,692,635)     (231,151,076)
----------------------------------------------------------------------------------------------
  Institutional Class                                             22,701,031        27,697,517
==============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (122,740,992)     (186,927,336)
==============================================================================================
    Net increase (decrease) in net assets                        (68,123,531)       73,586,655
==============================================================================================
NET ASSETS:

  Beginning of year                                            1,969,801,587     1,896,214,932
==============================================================================================
  End of year (including undistributed net investment income
    of $1,264,333 and $1,806,095, respectively)               $1,901,678,056    $1,969,801,587
______________________________________________________________________________________________
==============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Diversified Dividend Fund

NOTES TO FINANCIAL STATEMENTS

October 31, 2007

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Diversified Dividend Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's primary investment objective is growth of capital and, secondarily, current income.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

       Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

       Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

AIM Diversified Dividend Fund


       The Fund may periodically participate in litigation related to Fund investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income, if any, are generally declared and paid quarterly and are recorded on ex-dividend date. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

       The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

J. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the

AIM Diversified Dividend Fund

     relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $350 million                                            0.60%
--------------------------------------------------------------------
Next $350 million                                             0.55%
--------------------------------------------------------------------
Next $1.3 billion                                             0.50%
--------------------------------------------------------------------
Next $2 billion                                               0.45%
--------------------------------------------------------------------
Next $2 billion                                               0.40%
--------------------------------------------------------------------
Next $2 billion                                               0.375%
--------------------------------------------------------------------
Over $8 billion                                               0.35%
 ___________________________________________________________________
====================================================================


    Effective July 1, 2007, AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Investor Class and Institutional Class shares to 1.00%, 1.65%, 1.65%, 1.25%, 1.00% and 0.75% of daily net assets, respectively, through at least June 30, 2008. Prior to July 1, 2007, AIM had voluntarily agreed to waive advisory fees and/or reimburse expenses to the same expense limitation above. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the number reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with Invesco Ltd. ("Invesco") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the Fund may also benefit from a one time credit to be used to offset custodian expenses. These credits are used to pay certain expenses incurred by the Fund.

    Further, effective July 1, 2007, AIM has contractually agreed, through at least June 30, 2008, to waive 100% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. Prior to July 1, 2007, AIM had voluntarily agreed to waive 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds.

    For the year ended October 31, 2007, AIM waived advisory fees of $69,042 and reimbursed $93,141 and $53,481 of class level expenses of Class B and Class C shares, respectively.

    At the request of the Trustees of the Trust, Invesco agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the year ended October 31, 2007, Invesco reimbursed expenses of the Fund in the amount of $602.

    The Trust has entered into a master administrative services agreement with AIM pursuant to which the Fund has agreed to pay AIM for certain administrative costs incurred in providing accounting services, to the Fund. For the year ended October 31, 2007, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

    The Trust has entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") pursuant to which the Fund has agreed to pay AIS a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the year ended October 31, 2007, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R, Investor Class and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C, Class R and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. The Fund, pursuant to the Investor Class Plan, reimburses ADI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of

AIM Diversified Dividend Fund

Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Financial Industry Regulatory Authority ("FINRA"), formerly known as National Association of Securities Dealers, rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the year ended October 31, 2007, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended October 31, 2007, ADI advised the Fund that it retained $90,547 in front-end sales commissions from the sale of Class A shares and $3,221, $68,064, $6,788 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the year ended October 31, 2007. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                     VALUE          PURCHASES          PROCEEDS            VALUE         DIVIDEND
FUND               10/31/06          AT COST          FROM SALES         10/31/07         INCOME
--------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class          $ 54,198,593      $149,234,994      $(165,414,487)     $38,019,100     $2,921,203
--------------------------------------------------------------------------------------------------
Premier
Portfolio-Institutional
  Class            54,198,593       149,234,994       (165,414,487)      38,019,100      2,908,453
==================================================================================================
  Subtotal       $108,397,186      $298,469,988      $(330,828,974)     $76,038,200     $5,829,656
==================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                     VALUE          PURCHASES          PROCEEDS            VALUE         DIVIDEND
FUND               10/31/06          AT COST          FROM SALES         10/31/07        INCOME*
--------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class          $         --      $193,594,935      $(151,902,185)    $ 41,692,750     $   10,709
==================================================================================================
  Total
    Investments
    in
    Affiliates   $108,397,186      $492,064,923      $(482,731,159)    $117,730,950     $5,840,365
__________________________________________________________________________________________________
==================================================================================================

* Net of compensation to counterparties.

NOTE 4--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions, (ii) custodian credits which result from periodic overnight cash balances at the custodian and (iii) a one time custodian fee credit used to offset custodian fees. For the year ended October 31, 2007, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $116,391.

NOTE 5--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended October 31, 2007, the Fund paid legal fees of $13,561 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

AIM Diversified Dividend Fund

NOTE 6--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a party to an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM, which are parties to the credit facility, can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the year ended October 31, 2007, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

NOTE 7--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

    At October 31, 2007, securities with an aggregate value of $40,886,152 were on loan to brokers. The loans were secured by cash collateral of $41,692,750 received by the Fund and subsequently invested in affiliated money market funds. For the year ended October 31, 2007, the Fund received dividends on cash collateral investments of $10,709 for securities lending transactions, which are net of compensation to counterparties.

NOTE 8--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

Distributions to Shareholders: The tax character of distributions paid during the years October 31, 2007 and 2006 was as follows:

                                                                  2007           2006
-----------------------------------------------------------------------------------------
Distributions paid from:
Ordinary income                                               $ 40,756,773    $39,895,528
-----------------------------------------------------------------------------------------
Long-term capital gain                                          72,707,608     11,054,687
=========================================================================================
  Total distributions                                         $113,464,381    $50,950,215
_________________________________________________________________________________________
=========================================================================================


TAX COMPONENTS OF NET ASSETS:

As of October 31, 2007, the components of net assets on a tax basis were as follows:

                                                                     2007
------------------------------------------------------------------------------
Undistributed ordinary income                                   $    3,784,423
------------------------------------------------------------------------------
Undistributed long-term gain                                       121,519,634
------------------------------------------------------------------------------
Net unrealized appreciation -- investments                         303,147,784
------------------------------------------------------------------------------
Temporary book/tax differences                                        (411,741)
------------------------------------------------------------------------------
Shares of beneficial interest                                    1,473,637,956
==============================================================================
  Total net assets                                              $1,901,678,056
______________________________________________________________________________
==============================================================================

AIM Diversified Dividend Fund


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's net unrealized appreciation difference is attributable primarily to losses on wash sales. The tax-basis net unrealized appreciation on investments amount includes appreciation on foreign currencies of $3,278.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

    The Fund does not have a capital loss carryforward as of October 31, 2007.

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the year ended October 31, 2007 was $319,773,577 and $493,220,431, respectively. During the same period, purchases and sales of U.S. Treasury obligations were $0 and $3,000,000.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $375,453,022
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities      (72,308,516)
==============================================================================
Net unrealized appreciation of investment securities             $303,144,506
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $1,633,391,495.

NOTE 10--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of foreign currency transactions, on October 31, 2007, undistributed net investment income was increased by $5,557 and undistributed net realized gain was decreased by $5,557. This reclassification had no effect on the net assets of the Fund.

AIM Diversified Dividend Fund

NOTE 11--SHARE INFORMATION

The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors.

    Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to a CDSC. Class B shares and Class C shares are sold with a CDSC. Class R shares, Investor Class and Institutional Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.


                                              CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------------------------
                                                                       YEAR ENDED                      YEAR ENDED
                                                                  OCTOBER 31, 2007(a)               OCTOBER 31, 2006
                                                              ----------------------------    ----------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                       3,967,324    $  55,511,347      6,950,288    $  89,904,101
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                       1,270,117       17,549,749      2,123,032       27,181,960
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                       1,005,035       13,897,674      1,313,145       17,092,506
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                          22,058          307,279         36,096          472,177
--------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                1,935,746       27,081,953      2,424,328       31,254,402
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                           1,923,009       27,098,131      2,301,390       29,960,920
==========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                       1,040,937       14,289,160        441,148        5,620,783
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                         346,802        4,710,395        139,034        1,749,870
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                         203,789        2,765,862         65,628          825,919
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                           1,976           27,170            168            2,187
--------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                5,973,840       82,005,396      3,058,799       38,929,501
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                             151,943        2,093,669         19,848          257,687
==========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                         869,865       12,156,875        639,340        8,263,997
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                        (877,954)     (12,156,875)      (645,065)      (8,263,997)
==========================================================================================================================
Reacquired:
  Class A                                                      (8,132,612)    (113,376,064)    (6,637,587)     (85,525,594)
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (1,903,414)     (26,482,326)    (2,120,974)     (27,077,639)
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (1,590,221)     (21,905,141)    (1,072,394)     (13,638,613)
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                          (3,205)         (44,493)        (6,119)         (81,434)
--------------------------------------------------------------------------------------------------------------------------
  Investor Class                                              (14,378,813)    (201,779,984)   (23,451,173)    (301,334,979)
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            (460,313)      (6,490,769)      (191,739)      (2,521,090)
==========================================================================================================================
                                                               (8,634,091)   $(122,740,992)   (14,612,807)   $(186,927,336)
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a) There is one entity that is record owner of more than 5% of the outstanding shares of the Fund and it owns 9% of the outstanding shares of the Fund. ADI has an agreement with this entity to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are owned beneficially.

NOTE 12--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management has assessed the application of FIN 48 to the Fund and has determined that the adopting of FIN 48 is not expected to have a material impact on the Fund. Management intends for the Fund to adopt FIN 48 provisions during the fiscal year ending October 31, 2008 as required.

AIM Diversified Dividend Fund


NOTE 13--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                          CLASS A
                                                              ---------------------------------------------------------------
                                                                                  YEAR ENDED OCTOBER 31,
                                                              ---------------------------------------------------------------
                                                                2007           2006           2005          2004       2003
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  13.88       $  12.11       $  11.48       $ 10.26    $  8.70
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.20           0.19(a)        0.17(b)       0.14       0.06(a)
-----------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          0.99           1.92           0.85          1.23       1.54
=============================================================================================================================
    Total from investment operations                              1.19           2.11           1.02          1.37       1.60
=============================================================================================================================
Less distributions:
  Dividends from net investment income                           (0.21)         (0.18)         (0.18)        (0.15)     (0.04)
-----------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                          (0.59)         (0.16)         (0.21)           --         --
=============================================================================================================================
    Total distributions                                          (0.80)         (0.34)         (0.39)        (0.15)     (0.04)
=============================================================================================================================
Net asset value, end of period                                $  14.27       $  13.88       $  12.11       $ 11.48    $ 10.26
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Total return(c)                                                   8.86%         17.66%          8.92%        13.36%     18.39%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $237,467       $262,276       $212,029       $63,513    $22,375
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.00%(d)       1.00%          1.00%         1.00%      1.51%
-----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.00%(d)       1.03%          1.15%         1.70%      2.12%
=============================================================================================================================
Ratio of net investment income to average net assets              1.45%(d)       1.43%          1.27%(b)      1.27%      0.65%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Portfolio turnover rate                                             17%             9%            22%           30%        72%
_____________________________________________________________________________________________________________________________
=============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income per share, excluding the sprecial dividend, remained the same and the ratio of net investment income to average net assets, excluding the special dividend are 1.24%.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(d)  Ratios are based on average daily net assets of $258,061,984.

AIM Diversified Dividend Fund

                                                                                        CLASS B
                                                              ------------------------------------------------------------
                                                                                 YEAR ENDED OCTOBER 31,
                                                              ------------------------------------------------------------
                                                               2007          2006          2005          2004       2003
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 13.76       $ 12.01       $ 11.38       $ 10.17    $  8.65
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.11          0.10(a)       0.09(b)       0.07       0.00(a)
--------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)         0.98          1.90          0.85          1.21       1.53
==========================================================================================================================
    Total from investment operations                             1.09          2.00          0.94          1.28       1.53
==========================================================================================================================
Less distributions:
  Dividends from net investment income                          (0.12)        (0.09)        (0.10)        (0.07)     (0.01)
--------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                         (0.59)        (0.16)        (0.21)           --         --
==========================================================================================================================
    Total distributions                                         (0.71)        (0.25)        (0.31)        (0.07)     (0.01)
==========================================================================================================================
Net asset value, end of period                                $ 14.14       $ 13.76       $ 12.01       $ 11.38    $ 10.17
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(c)                                                  8.15%        16.87%         8.28%        12.63%     17.67%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $85,172       $98,901       $92,394       $45,700    $21,582
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 1.65%(d)      1.65%         1.65%         1.65%      2.16%
--------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              1.75%(d)      1.78%         1.85%         2.35%      2.77%
==========================================================================================================================
Ratio of net investment income to average net assets             0.80%(d)      0.78%         0.62%(b)      0.62%      0.00%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Portfolio turnover rate                                            17%            9%           22%           30%        72%
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income per share, excluding the sprecial dividend, remained the same and the ratio of net investment income to average net assets, excluding the special dividend are 0.59%.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(d)  Ratios are based on average daily net assets of $97,322,248.

                                                                                        CLASS C
                                                              -----------------------------------------------------------
                                                                                YEAR ENDED OCTOBER 31,
                                                              -----------------------------------------------------------
                                                               2007          2006          2005          2004       2003
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 13.74       $ 11.99       $ 11.37       $ 10.16    $ 8.65
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.11          0.10(a)       0.09(b)       0.07      0.00(a)
-------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)         0.98          1.90          0.84          1.21      1.52
=========================================================================================================================
    Total from investment operations                             1.09          2.00          0.93          1.28      1.52
=========================================================================================================================
Less distributions:
  Dividends from net investment income                          (0.12)        (0.09)        (0.10)        (0.07)    (0.01)
-------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                         (0.59)        (0.16)        (0.21)           --        --
=========================================================================================================================
    Total distributions                                         (0.71)        (0.25)        (0.31)        (0.07)    (0.01)
=========================================================================================================================
Net asset value, end of period                                $ 14.12       $ 13.74       $ 11.99       $ 11.37    $10.16
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(c)                                                  8.16%        16.90%         8.20%        12.64%    17.55%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $52,524       $56,354       $45,513       $15,316    $5,848
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 1.65%(d)      1.65%         1.65%         1.65%     2.16%
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              1.75%(d)      1.78%         1.85%         2.35%     2.77%
=========================================================================================================================
Ratio of net investment income to average net assets             0.80%(d)      0.78%         0.62%(b)      0.62%     0.00%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Portfolio turnover rate                                            17%            9%           22%           30%       72%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share, excluding the sprecial dividend, remained the same and the ratio of net investment income to average net assets, excluding the special dividend are 0.59%.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(d)  Ratios are based on average daily net assets of $56,104,470.

AIM Diversified Dividend Fund

                                                                              CLASS R
                                                              ----------------------------------------
                                                                                      OCTOBER 25, 2005
                                                                   YEAR ENDED          (COMMENCEMENT
                                                                  OCTOBER 31,             DATE) TO
                                                              --------------------      OCTOBER 31,
                                                               2007          2006           2005
------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 13.88       $12.11         $11.99
------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.17         0.16(a)        0.00
------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)         1.00         1.92           0.12
======================================================================================================
    Total from investment operations                             1.17         2.08           0.12
======================================================================================================
Less distributions:
  Dividends from net investment income                          (0.18)       (0.15)            --
------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                         (0.59)       (0.16)            --
======================================================================================================
    Total distributions                                         (0.77)       (0.31)            --
======================================================================================================
Net asset value, end of period                                $ 14.28       $13.88         $12.11
______________________________________________________________________________________________________
======================================================================================================
Total return(b)                                                  8.67%       17.38%          1.00%
______________________________________________________________________________________________________
======================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $   740       $  430         $   10
______________________________________________________________________________________________________
======================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 1.25%(c)     1.25%          1.25%(d)
------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              1.25%(c)     1.28%          1.39%(d)
======================================================================================================
Ratio of net investment income to average net assets             1.20%(c)     1.18%          1.03%(d)
______________________________________________________________________________________________________
======================================================================================================
Portfolio turnover rate(e)                                         17%           9%            22%
______________________________________________________________________________________________________
======================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $599,836.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Diversified Dividend Fund

                                                                                INVESTOR CLASS
                                                              --------------------------------------------------
                                                                                                 JULY 15, 2005
                                                                      YEAR ENDED                 (COMMENCEMENT
                                                                      OCTOBER 31,                   DATE) TO
                                                              ---------------------------         OCTOBER 31,
                                                                 2007             2006                2005
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $    13.88       $    12.11          $    12.36
----------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                             0.22             0.20(a)             0.05
----------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                     0.98             1.92               (0.26)
================================================================================================================
    Total from investment operations                                1.20             2.12               (0.21)
================================================================================================================
Less distributions:
  Dividends from net investment income                             (0.23)           (0.19)              (0.04)
----------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                            (0.59)           (0.16)                 --
================================================================================================================
    Total distributions                                            (0.82)           (0.35)              (0.04)
================================================================================================================
Net asset value, end of period                                $    14.26       $    13.88          $    12.11
________________________________________________________________________________________________________________
================================================================================================================
Total return(b)                                                     8.91%           17.77%              (1.68)%
________________________________________________________________________________________________________________
================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $1,472,311       $1,522,235          $1,546,221
________________________________________________________________________________________________________________
================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                    0.91%(c)         0.87%               0.97%(d)
----------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                 0.91%(c)         0.90%               1.09%(d)
================================================================================================================
Ratio of net investment income to average net assets                1.54%(c)         1.56%               1.30%(d)
________________________________________________________________________________________________________________
================================================================================================================
Portfolio turnover rate(e)                                            17%               9%                 22%
________________________________________________________________________________________________________________
================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $1,512,487,940.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Diversified Dividend Fund

                                                                          INSTITUTIONAL CLASS
                                                              --------------------------------------------
                                                                                          OCTOBER 25, 2005
                                                                   YEAR ENDED              (COMMENCEMENT
                                                                   OCTOBER 31,                DATE) TO
                                                              ---------------------         OCTOBER 31,
                                                               2007          2006               2005
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 13.88       $ 12.12           $ 11.99
----------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.25          0.02(a)           0.00
----------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)         0.98          2.12              0.13
==========================================================================================================
    Total from investment operations                             1.23          2.14              0.13
==========================================================================================================
Less distributions:
  Dividends from net investment income                          (0.26)        (0.22)               --
----------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                         (0.59)        (0.16)               --
==========================================================================================================
    Total distributions                                         (0.85)        (0.38)               --
==========================================================================================================
Net asset value, end of period                                $ 14.26       $ 13.88           $ 12.12
__________________________________________________________________________________________________________
==========================================================================================================
Total return(b)                                                  9.17%        17.96%             1.08%
__________________________________________________________________________________________________________
==========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $53,464       $29,606           $    48
__________________________________________________________________________________________________________
==========================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 0.66%(c)      0.59%             0.68%(d)
----------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              0.66%(c)      0.59%             0.80%(d)
==========================================================================================================
Ratio of net investment income to average net assets             1.79%(c)      1.84%             1.59%(d)
__________________________________________________________________________________________________________
==========================================================================================================
Portfolio turnover rate(e)                                         17%            9%               22%
__________________________________________________________________________________________________________
==========================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $43,508,460.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 14--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING


On July 6, 2007, the Securities and Exchange Commission ("SEC") published notice of two proposed distribution plans ("Distribution Plans") for the distribution of monies placed into two separate Fair Funds created pursuant to a settlement reached on October 8, 2004 between Invesco Funds Group, Inc. ("IFG"), A I M Advisors, Inc. ("AIM") and A I M Distributors, Inc. and the SEC (the "Order"). One of the Fair Funds consists of $325 million, plus interest and any contributions by other settling parties, for distribution to shareholders of certain mutual funds formerly advised by IFG who may have been harmed by market timing and related activity. The second Fair Fund consists of $50 million, plus interest and any contributions by other settling parties, for distribution to shareholders of mutual funds advised by AIM who may have been harmed by market timing and related activity. Comments on the Distribution Plans were due no later than August 6, 2007 and the Distribution Plans are awaiting final approval by the SEC. Distributions from the Fair Funds will begin after the SEC finally approves the Distribution Plans. The proposed Distribution Plans provide for distribution to all eligible investors, for the periods spanning January 1, 2000 through July 31, 2003 (for the IFG Fair Fund) and January 1, 2001 through September 30, 2003 (for the AIM Fair Fund), their proportionate share of the applicable Fair Fund to compensate such investors for injury they may have suffered as a result of market timing in the affected funds. The Distribution Plans include a provision for any residual amounts in the Fair Funds to be distributed in the future to the affected funds. Because the Distribution Plans have not received final approval from the SEC and distribution of the Fair Funds has not yet commenced, management of AIM and the Fund are unable to estimate the amount of distribution to be made to the Fund, if any.

    At the request of the trustees of the AIM Funds, Invesco Ltd. ("Invesco"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES


    On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs

AIM Diversified Dividend Fund
and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM's time to respond to that Order has been indefinitely suspended.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds; and

    - that certain AIM Funds inadequately employed fair value pricing.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in Invesco's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the Invesco defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM Diversified Dividend Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of AIM Equity Funds and Shareholders of AIM Diversified Dividend Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AIM Diversified Dividend Fund (one of the funds constituting AIM Equity Funds, hereafter referred to as the "Fund") at October 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three periods then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the periods ended on or before October 31, 2004 were audited by another independent registered public accounting firm whose report, dated December 15, 2004, expressed an unqualified opinion on those financial highlights.

PRICEWATERHOUSECOOPERS LLP

December 19, 2007
Houston, Texas

AIM Diversified Dividend Fund

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2007, through October 31, 2007.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                                                                           HYPOTHETICAL
                                                                                     (5% ANNUAL RETURN BEFORE
                                                          ACTUAL                            EXPENSES)
                             BEGINNING           ENDING           EXPENSES           ENDING           EXPENSES        ANNUALIZED
SHARE                      ACCOUNT VALUE      ACCOUNT VALUE      PAID DURING      ACCOUNT VALUE      PAID DURING       EXPENSE
CLASS                       (05/01/07)        (10/31/07)(1)       PERIOD(2)        (10/31/07)         PERIOD(2)         RATIO
A                            $1,000.00          $1,013.20           $5.02           $1,020.21           $5.04            0.99%
B                             1,000.00           1,010.70            8.36            1,016.89            8.39            1.65
C                             1,000.00           1,010.00            8.36            1,016.89            8.39            1.65
R                             1,000.00           1,012.70            6.29            1,018.95            6.31            1.24
Investor                      1,000.00           1,013.80            4.57            1,020.67            4.58            0.90

(1) The actual ending account value is based on the actual total return of the Fund for the period May 1, 2007, through October 31, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

Supplement to Annual Report dated 10/31/07

AIM DIVERSIFIED DIVIDEND FUND

                                          ======================================      PLEASE NOTE THAT PAST PERFORMANCE IS NOT
                                                                                   INDICATIVE OF FUTURE RESULTS. MORE RECENT RETURNS
INSTITUTIONAL CLASS SHARES                AVERAGE ANNUAL TOTAL RETURNS             MAY BE MORE OR LESS THAN THOSE SHOWN. ALL RETURNS
                                          For periods ended 10/31/07               ASSUME REINVESTMENT OF DISTRIBUTIONS AT NAV.
The following information has been                                                 INVESTMENT RETURN AND PRINCIPAL VALUE WILL
prepared to provide Institutional Class   Inception                         8.84%  FLUCTUATE SO YOUR SHARES, WHEN REDEEMED, MAY BE
shareholders with a performance           5 Years                          13.50   WORTH MORE OR LESS THAN THEIR ORIGINAL COST. SEE
overview specific to their holdings.      1 Year                            9.17   FULL REPORT FOR INFORMATION ON COMPARATIVE
Institutional Class shares are offered                                             BENCHMARKS. PLEASE CONSULT YOUR FUND PROSPECTUS
exclusively to institutional investors,   AVERAGE ANNUAL TOTAL RETURNS             FOR MORE INFORMATION. FOR THE MOST CURRENT
including defined contribution plans      For periods ended 9/30/07, most recent   MONTH-END PERFORMANCE, PLEASE CALL 800-451-4246
that meet certain criteria.               calendar quarter-end                     OR VISIT AIMINVESTMENTS.COM.

                                          Inception                         8.88%
                                          5 Years                          14.60
                                          1 Year                           12.36

                                          ======================================

                                          INSTITUTIONAL CLASS SHARES' INCEPTION
                                          DATE IS OCTOBER 25, 2005. RETURNS
                                          SINCE THAT DATE ARE HISTORICAL
                                          RETURNS. ALL OTHER RETURNS ARE BLENDED
                                          RETURNS OF HISTORICAL INSTITUTIONAL
                                          CLASS SHARE PERFORMANCE AND RESTATED
                                          CLASS A SHARE PERFORMANCE (FOR
                                          PERIODS PRIOR TO THE INCEPTION DATE OF
                                          INSTITUTIONAL CLASS SHARES) AT NET
                                          ASSET VALUE (NAV) AND REFLECT THE
                                          HIGHER RULE 12B-1 FEES APPLICABLE TO
                                          CLASS A SHARES. CLASS A SHARES'
                                          INCEPTION DATE IS DECEMBER 31, 2001.

                                             INSTITUTIONAL CLASS SHARES HAVE NO
                                          SALES CHARGE; THEREFORE, PERFORMANCE
                                          IS AT NAV. PERFORMANCE OF
                                          INSTITUTIONAL CLASS SHARES WILL DIFFER
                                          FROM PERFORMANCE OF OTHER SHARE
                                          CLASSES PRIMARILY DUE TO DIFFERING
                                          SALES CHARGES AND CLASS EXPENSES.

                                             HAD THE ADVISOR NOT WAIVED FEES
=======================================   AND/OR REIMBURSED EXPENSES IN THE
NASDAQ SYMBOL                     DDFIX   PAST, PERFORMANCE WOULD HAVE BEEN
=======================================   LOWER.

Over for information on your Fund's expenses.

================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES
AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

================================================================================

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

AIMinvestments.com              DDI-INS-1               A I M Distributors, Inc.

                                                          [AIM INVESTMENTS LOGO]
                                                      -- REGISTERED TRADEMARK --

AIM Diversified Dividend Fund

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2007, through October 31, 2007.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                                                                  HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE
                                                     ACTUAL                        EXPENSES)
                           BEGINNING         ENDING         EXPENSES         ENDING         EXPENSES      ANNUALIZED
                         ACCOUNT VALUE    ACCOUNT VALUE    PAID DURING    ACCOUNT VALUE    PAID DURING     EXPENSE
SHARE CLASS               (05/01/07)      (10/31/07)(1)     PERIOD(2)      (10/31/07)       PERIOD(2)       RATIO
Institutional              $1,000.00        $1,014.90         $3.35         $1,021.88         $3.36          0.66%

(1) The actual ending account value is based on the actual total return of the Fund for the period May 1, 2007, through October 31, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

AIMinvestments.com     DDI-INS-1     A I M Distributors, Inc.

AIM Diversified Dividend Fund

APPROVAL OF INVESTMENT ADVISORY           fees and expenses of the AIM Funds to    A. NATURE, EXTENT AND QUALITY OF SERVICES
AGREEMENT                                 the full Board. Moreover, the               PROVIDED BY AIM
                                          Investments Committee considers each
The Board of Trustees (the Board) of      Sub-Committee's recommendations in       The Board reviewed the advisory services provided
AIM Equity Funds is required under the    making its annual recommendation to      to the Fund by AIM under the Fund's advisory
Investment Company Act of 1940 to         the Board whether to approve the         agreement, the performance of AIM in providing
approve annually the renewal of the AIM   continuance of each AIM Fund's           these services, and the credentials and
Diversified Dividend Fund (the Fund)      investment advisory agreement and        experience of the officers and employees of AIM
investment advisory agreement with        sub-advisory agreement, if applicable    who provide these services. The Board's review of
A I M Advisors, Inc. (AIM). During        (advisory agreements), for another       the qualifications of AIM to provide these
contract renewal meetings held on June    year.                                    services included the Board's consideration of
25-27, 2007, the Board as a whole and                                              AIM's portfolio and product review process,
the disinterested or "independent"           The independent Trustees, as          various back office support functions provided by
Trustees, voting separately, approved     mentioned above, are assisted in their   AIM, and AIM's equity and fixed income trading
the continuance of the Fund's             annual evaluation of the advisory        operations. The Board concluded that the nature,
investment advisory agreement for         agreements by the independent Senior     extent and quality of the advisory services
another year, effective July 1, 2007.     Officer. One responsibility of the       provided to the Fund by AIM were appropriate and
In doing so, the Board determined that    Senior Officer is to manage the          that AIM currently is providing satisfactory
the Fund's advisory agreement is in the   process by which the AIM Funds'          advisory services in accordance with the terms of
best interests of the Fund and its        proposed management fees are             the Fund's advisory agreement. In addition, based
shareholders and that the compensation    negotiated during the annual contract    on their ongoing meetings throughout the year
to AIM under the Fund's advisory          renewal process to ensure that they      with the Fund's portfolio managers, the Board
agreement is fair and reasonable.         are negotiated in a manner which is at   concluded that these individuals are competent
                                          arms' length and reasonable.             and able to continue to carry out their
   The independent Trustees met           Accordingly, the Senior Officer must     responsibilities under the Fund's advisory
separately during their evaluation of     either supervise a competitive bidding   agreement.
the Fund's investment advisory            process or prepare an independent
agreement with independent legal          written evaluation. The Senior Officer      In determining whether to continue the Fund's
counsel from whom they received           has recommended that an independent      advisory agreement, the Board considered the
independent legal advice, and the         written evaluation be provided and,      prior relationship between AIM and the Fund, as
independent Trustees also received        upon the direction of the Board, has     well as the Board's knowledge of AIM's
assistance during their deliberations     prepared an independent written          operations, and concluded that it was beneficial
from the independent Senior Officer, a    evaluation.                              to maintain the current relationship, in part,
full-time officer of the AIM Funds who                                             because of such knowledge. The Board also
reports directly to the independent          During the annual contract renewal    considered the steps that AIM and its affiliates
Trustees. The following discussion more   process, the Board considered the        have taken over the last several years to improve
fully describes the process employed by   factors discussed below under the        the quality and efficiency of the services they
the Board to evaluate the performance     heading "Factors and Conclusions and     provide to the Funds in the areas of investment
of the AIM Funds (including the Fund)     Summary of Independent Written Fee       performance, product line diversification,
throughout the year and, more             Evaluation" in evaluating the fairness   distribution, fund operations, shareholder
specifically, during the annual           and reasonableness of the Fund's         services and compliance. The Board concluded that
contract renewal meetings.                advisory agreement at the contract       the quality and efficiency of the services AIM
                                          renewal meetings and at their meetings   and its affiliates provide to the AIM Funds in
THE BOARD'S FUND EVALUATION PROCESS       throughout the year as part of their     each of these areas have generally improved, and
                                          ongoing oversight of the Fund. The       support the Board's approval of the continuance
The Board's Investments Committee has     Fund's advisory agreement was            of the Fund's advisory agreement.
established three Sub-Committees which    considered separately, although the
are responsible for over-seeing the       Board also considered the common         B. FUND PERFORMANCE
management of a number of the series      interests of all of the AIM Funds in
portfolios of the AIM Funds. This         their deliberations. The Board           The Board compared the Fund's performance during
Sub-Committee structure permits the       comprehensively considered all of the    the past one, three and five calendar years to
Trustees to focus on the performance of   information provided to them and did     the performance of funds in the Fund's Lipper
the AIM Funds that have been assigned     not identify any particular factor       peer group that are not managed by AIM, and
to them. The Sub-Committees meet          that was controlling. Furthermore,       against the performance of all funds in the
throughout the year to review the         each Trustee may have evaluated the      Lipper Large-Cap Core Funds Index. The Board also
performance of their assigned funds,      information provided differently from    reviewed the methodology used by Lipper to
and the Sub-Committees review monthly     one another and attributed different     identify the Fund's peers. The Board noted that
and quarterly comparative performance     weight to the various factors. The       the Fund's performance was above the median
information and periodic asset flow       Trustees recognized that the advisory    performance of its peers for the one, three and
data for their assigned funds. These      arrangements and resulting advisory      five year periods. The Board noted that the
materials are prepared under the          fees for the Fund and the other AIM      Fund's performance was above the performance of
direction and supervision of the          Funds are the result of years of         the Index for the one, three and five year
independent Senior Officer. Over the      review and negotiation between the       periods. The Board also considered the steps AIM
course of each year, the Sub-Committees   Trustees and AIM, that the Trustees      has taken over the last several years to improve
meet with portfolio managers for their    may focus to a greater extent on         the quality and efficiency of the services that
assigned funds and other members of       certain aspects of these arrangements    AIM provides to the AIM Funds. The Board
management and review with these          in some years than others, and that      concluded that AIM continues to be responsive to
individuals the performance, investment   the Trustees' deliberations and          the Board's focus on fund performance. Although
objective(s), policies, strategies and    conclusions in a particular year may     the independent written evaluation of the Fund's
limitations of these funds.               be based in part on their                Senior Officer (discussed below) only considered
                                          deliberations and conclusions of these   Fund performance through the most recent calendar
   In addition to their meetings          same arrangements throughout the year    year, the Board also reviewed more recent Fund
throughout the year, the Sub-Committees   and in prior years.                      performance and this review did not change their
meet at designated contract renewal                                                conclusions.
meetings each year to conduct an          FACTORS AND CONCLUSIONS AND SUMMARY OF
in-depth review of the performance,       INDEPENDENT WRITTEN FEE EVALUATION                                             (continued)
fees and expenses of their assigned
funds. During the contract renewal        The discussion below serves as a
process, the Trustees receive             summary of the Senior Officer's
comparative performance and fee data      independent written evaluation, as
regarding all the AIM Funds prepared by   well as a discussion of the material
an independent company, Lipper, Inc.,     factors and related conclusions that
under the direction and supervision of    formed the basis for the Board's
the independent Senior Officer who also   approval of the Fund's advisory
prepares a separate analysis of this      agreement. Unless otherwise stated,
information for the Trustees. Each        information set forth below is as of
Sub-Committee then makes                  June 27, 2007 and does not reflect any
recommendations to the Investments        changes that may have occurred since
Committee regarding the performance,      that date, including but not limited
fees and expenses of their assigned       to changes to the Fund's performance,
funds. The Investments Committee          advisory fees, expense limitations
considers each Sub-Committee's            and/or fee waivers.
recommendations and makes its own
recommendations regarding the
performance,

AIM Diversified Dividend Fund

C. ADVISORY FEES AND FEE WAIVERS          advisory fee schedule or through         considered that these services are provided to
                                          advisory fee waivers or expense          the Fund pursuant to written contracts which are
The Board compared the Fund's             limitations. The Board noted that the    reviewed and approved on an annual basis by the
contractual advisory fee rate to the      Fund's contractual advisory fee          Board. The Board concluded that AIM and its
contractual advisory fee rates of funds   schedule includes six breakpoints and    affiliates were providing these services in a
in the Fund's Lipper peer group that      that the level of the Fund's advisory    satisfactory manner and in accordance with the
are not managed by AIM, at a common       fees, as a percentage of the Fund's      terms of their contracts, and were qualified to
asset level and as of the end of the      net assets, has decreased as net         continue to provide these services to the Fund.
past calendar year. The Board noted       assets increased because of the
that the Fund's advisory fee rate was     breakpoints. Based on this                  The Board considered the benefits realized by
below the median advisory fee rate of     information, the Board concluded that    AIM as a result of portfolio brokerage
its peers. The Board also reviewed the    the Fund's advisory fees appropriately   transactions executed through "soft dollar"
methodology used by Lipper and noted      reflect economies of scale at current    arrangements. Under these arrangements, portfolio
that the contractual fee rates shown by   asset levels. The Board also noted       brokerage commissions paid by the Fund and/or
Lipper include any applicable long-term   that the Fund shares directly in         other funds advised by AIM are used to pay for
contractual fee waivers. The Board also   economies of scale through lower fees    research and execution services. The Board noted
compared the Fund's contractual           charged by third party service           that soft dollar arrangements shift the payment
advisory fee rate to the contractual      providers based on the combined size     obligation for the research and executions
advisory fee rates of other clients of    of all of the AIM Funds and              services from AIM to the funds and therefore may
AIM and its affiliates with investment    affiliates.                              reduce AIM's expenses. The Board also noted that
strategies comparable to those of the                                              research obtained through soft dollar
Fund, including three mutual funds        E. PROFITABILITY AND FINANCIAL           arrangements may be used by AIM in making
advised by AIM and one mutual fund           RESOURCES OF AIM                      investment decisions for the Fund and may
sub-advised by an AIM affiliate. The                                               therefore benefit Fund shareholders. The Board
Board noted that the Fund's rate was:     The Board reviewed information from      concluded that AIM's soft dollar arrangements
(i) below the rates for the three         AIM concerning the costs of the          were appropriate. The Board also concluded
mutual funds; and (ii) comparable to      advisory and other services that AIM     that, based on their review and representations
the sub-advisory fee rate for the         and its affiliates provide to the Fund   made by AIM, these arrangements were consistent
sub-advised mutual fund, although the     and the profitability of AIM and its     with regulatory requirements.
advisory fee for such sub-advised fund    affiliates in providing these
was above the Fund's.                     services. The Board also reviewed
                                          information concerning the financial        The Board considered the fact that the Fund's
   Additionally, the Board compared the   condition of AIM and its affiliates.     uninvested cash and cash collateral from any
Fund's contractual advisory fee rate      The Board also reviewed with AIM the     securities lending arrangements may be invested
to the total advisory fees paid by        methodology used to prepare the          in money market funds advised by AIM pursuant to
numerous separately managed               profitability information. The Board     procedures approved by the Board. The Board noted
accounts/wrap accounts advised by an      considered the overall profitability     that AIM will receive advisory fees from these
AIM affiliate. The Board noted that the   of AIM, as well as the profitability     affiliated money market funds attributable to
Fund's rate was generally above the       of AIM in connection with managing the   such investments, although AIM has contractually
rates for the separately managed          Fund. The Board noted that AIM           agreed to waive the advisory fees payable by the
accounts/wrap accounts. The Board         continues to operate at a net profit,    Fund with respect to its investment of uninvested
considered that management of the         although increased expenses in recent    cash in these affiliated money market funds
separately managed accounts/wrap          years have reduced the profitability     through at least June 30, 2008. The Board
accounts by the AIM affiliate involves    of AIM and its affiliates. The Board     considered the contractual nature of this fee
different levels of services and          concluded that the Fund's advisory       waiver and noted that it remains in effect until
different operational and regulatory      fees were fair and reasonable, and       at least June 30, 2008. The Board concluded that
requirements than AIM's management of     that the level of profits realized       the Fund's investment of uninvested cash and cash
the Fund. The Board concluded that        by AIM and its affiliates from           collateral from any securities lending
these differences are appropriately       providing services to the Fund was not   arrangements in the affiliated money market funds
reflected in the fee structure for        excessive in light of the nature,        is in the best interests of the Fund and its
the Fund and the separately managed       quality and extent of the services       shareholders.
accounts/wrap accounts.                   provided. The Board considered whether
                                          AIM is financially sound and has the
   The Board noted that AIM has           resources necessary to perform its
contractually agreed to waive fees        obligations under the Fund's
and/or limit expenses of the Fund         advisory agreement, and concluded that
through at least June 30, 2008 in an      AIM has the financial resources
amount necessary to limit total annual    necessary to fulfill these obligations.
operating expenses to a specified
percentage of average daily net assets    F. INDEPENDENT WRITTEN EVALUATION OF
for each class of the Fund. The Board        THE FUND'S SENIOR OFFICER
considered the contractual nature of
this fee waiver and noted that it         The Board noted that, upon their
remains in effect until at least June     direction, the Senior Officer of the
30, 2008. The Board reviewed the Fund's   Fund, who is independent of AIM and
effective advisory fee rate, after        AIM's affiliates, had prepared an
taking account of this expense            independent written evaluation to
limitation, and considered the effect     assist the Board in determining the
this expense limitation would have on     reasonableness of the proposed
the Fund's estimated total expenses.      management fees of the AIM Funds,
The Board concluded that the levels of    including the Fund. The Board noted
fee waivers/expense limitations for the   that they had relied upon the Senior
Fund were fair and reasonable.            Officer's written evaluation instead
                                          of a competitive bidding process. In
   After taking account of the Fund's     determining whether to continue the
contractual advisory fee rate, as well    Fund's advisory agreement, the Board
as the comparative advisory fee           considered the Senior Officer's
information and the expense limitation    written evaluation.
discussed above, the Board concluded
that the Fund's advisory fees were fair   G. COLLATERAL BENEFITS TO AIM AND ITS
and reasonable.                              AFFILIATES

D. ECONOMIES OF SCALE AND BREAKPOINTS     The Board considered various other
                                          benefits received by AIM and its
The Board considered the extent to        affiliates resulting from AIM's
which there are economies of scale in     relationship with the Fund, including
AIM's provision of advisory services to   the fees received by AIM and its
the Fund. The Board also considered       affiliates for their provision of
whether the Fund benefits from such       administrative, transfer agency and
economies of scale through contractual    distribution services to the Fund. The
breakpoints in the Fund's                 Board considered the performance of
                                          AIM and its affiliates in providing
                                          these services and the organizational
                                          structure employed by AIM and its
                                          affiliates to provide these services.
                                          The Board also

AIM Diversified Dividend Fund

TAX INFORMATION

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

  The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state's requirement.

  The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended October 31, 2007:

       FEDERAL AND STATE INCOME TAX

         Long-Term Capital Gain Dividends                   $   72,707,608
         Qualified Dividend Income*                                    100%
         Corporate Dividends Received Deduction*                       100%
         U.S. Treasury Obligations*                                   0.31%

       * The above percentages are based on ordinary income dividends paid to shareholders during the fund's fiscal year.

       NON-RESIDENT ALIEN SHAREHOLDERS

         Qualified Short-Term Gains                            $10,957,930
         Qualified Interest Income**                                  2.62%

       ** The above percentage is based on income dividends paid to shareholders during the fund's fiscal year.

ADDITIONAL NON-RESIDENT ALIEN SHAREHOLDER INFORMATION

The percentages of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended January 31, 2007, April 30, 2007, July 31, 2007 and October 31, 2007 were 8.32%, 6.23%, 7.65%, and 5.95%, respectively.

AIM Diversified Dividend Fund

TRUSTEES AND OFFICERS



The address of each trustee and officer of AIM Equity Funds (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Each trustee oversees 104 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

                                                                                       OTHER
                                  TRUSTEE                                              TRUSTEESHIP(S)/
NAME, YEAR OF BIRTH AND           AND/OR                                               DIRECTORSHIP(S)
POSITION(S) HELD WITH THE         OFFICER    PRINCIPAL OCCUPATION(S)                   HELD BY
TRUST                             SINCE      DURING PAST 5 YEARS                       TRUSTEE/ DIRECTOR
-------------------------------------------------------------------------------------------------------------------------
 Interested Persons
-------------------------------------------------------------------------------------------------------------------------

  Martin L. Flanagan(1) -- 1960   2007       Director, Chief Executive Officer and     None
  Trustee                                    President, Invesco Ltd. (ultimate parent
                                             of AIM and a global investment
                                             management firm) and, INVESCO PLC
                                             (parent of AIM and a global investment
                                             management firm); Chairman, A I M
                                             Advisors, Inc. (registered investment
                                             advisor); Director, Chairman, Chief
                                             Executive Officer and President, IVZ
                                             Inc. (holding company); and INVESCO
                                             North American Holdings, Inc. (holding
                                             company); Chairman and President,
                                             INVESCO Group Services, Inc. (service
                                             provider); Trustee, The AIM Family of
                                             Funds(R); Vice Chairman, Investment
                                             Company Institute; and Member of
                                             Executive Board, SMU Cox School of
                                             Business

                                             Formerly: Chairman, Investment Company
                                             Institute; President, Co-Chief Executive
                                             Officer, Co-President, Chief Operating
                                             Officer and Chief Financial Officer,
                                             Franklin Resources, Inc. (global
                                             investment management organization)
-------------------------------------------------------------------------------------------------------------------------

  Philip A. Taylor(2) -- 1954     2006       Director, Chief Executive Officer and     None
  Trustee, President and                     President, AIM Mutual Fund Dealer Inc.
  Principal                                  (registered broker dealer), A I M
  Executive Officer                          Advisors, Inc., AIM Funds Management
                                             Inc. d/b/a INVESCO Enterprise Services
                                             (registered investment advisor and
                                             registered transfer agent) and 1371
                                             Preferred Inc. (holding company);
                                             Director, Chairman, Chief Executive
                                             Officer and President, A I M Management
                                             Group Inc. (financial services holding
                                             company) and A I M Capital Management,
                                             Inc. (registered investment advisor);
                                             Director and President, INVESCO Funds
                                             Group, Inc. (registered investment
                                             advisor and register transfer agent) and
                                             AIM GP Canada Inc. (general partner for
                                             a limited partnership); Director, A I M
                                             Distributors, Inc. (registered broker
                                             dealer); Director and Chairman, AIM
                                             Investment Services, Inc. (registered
                                             transfer agent) and INVESCO
                                             Distributors, Inc. (registered broker
                                             dealer); Director, President and
                                             Chairman, IVZ Callco Inc. (holding
                                             company), INVESCO Inc. (holding company)
                                             and AIM Canada Holdings Inc. (holding
                                             company); Director and Chief Executive
                                             Officer, AIM Trimark Corporate Class
                                             Inc. (formerly AIM Trimark Global Fund
                                             Inc.) (corporate mutual fund company)
                                             and AIM Trimark Canada Fund Inc.
                                             (corporate mutual fund company);
                                             Trustee, President and Principal
                                             Executive Officer of The AIM Family of
                                             Funds--Registered Trademark-- (other
                                             than AIM Treasurer's Series Trust,
                                             Short-Term Investments Trust and
                                             Tax-Free Investments Trust); Trustee and
                                             Executive Vice President, The AIM Family
                                             of Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free
                                             Investments Trust only); and Manager,
                                             PowerShares Capital Management LLC

                                             Formerly: Director and Chairman, Fund
                                             Management Company (registered broker
                                             dealer); President and Principal
                                             Executive Officer, The AIM Family of
                                             Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free
                                             Investments Trust only); Chairman, AIM
                                             Canada Holdings, Inc.; President, AIM
                                             Trimark Global Fund Inc. and AIM Trimark
                                             Canada Fund Inc.; and Director, Trimark
                                             Trust (federally regulated Canadian
                                             Trust Company)
-------------------------------------------------------------------------------------------------------------------------
 Independent Trustees
-------------------------------------------------------------------------------------------------------------------------

  Bruce L. Crockett -- 1944       1993       Chairman, Crockett Technology Associates  ACE Limited (insurance company);
  Trustee and Chair                          (technology consulting company)           and Captaris, Inc. (unified
                                                                                       messaging provider)
-------------------------------------------------------------------------------------------------------------------------

  Bob R. Baker -- 1936            2003       Retired                                   None
  Trustee
-------------------------------------------------------------------------------------------------------------------------

  Frank S. Bayley -- 1939         2001       Retired                                   Badgley Funds, Inc. (registered
  Trustee                                                                              investment company) (2 portfolios)
                                             Formerly: Partner, law firm of Baker &
                                             McKenzie
-------------------------------------------------------------------------------------------------------------------------

  James T. Bunch -- 1942          2003       Founder, Green, Manning & Bunch Ltd.,     None
  Trustee                                    (investment banking firm); and Director,
                                             Policy Studies, Inc. and Van Gilder
                                             Insurance Corporation
-------------------------------------------------------------------------------------------------------------------------

  Albert R. Dowden -- 1941        2000       Director of a number of public and        None
  Trustee                                    private business corporations, including
                                             the Boss Group Ltd. (private investment
                                             and management); Reich & Tang Funds
                                             (Chairman) (registered investment
                                             company) (7 portfolios), Daily Income
                                             Fund (4 portfolios), California Daily
                                             Tax Free Income Fund, Inc., Connecticut
                                             Daily Tax Free Income Fund, Inc. and New
                                             Jersey Daily Municipal Fund, Inc.,
                                             Annuity and Life Re (Holdings), Ltd.
                                             (insurance company), and Homeowners of
                                             America Holding Corporation (property
                                             casualty company)

                                             Formerly: Director, CompuDyne
                                             Corporation (provider of product and
                                             services to the public security market);
                                             Director, President and Chief Executive
                                             Officer, Volvo Group North America,
                                             Inc.; Senior Vice President, AB Volvo;
                                             Director of various affiliated Volvo
                                             companies; and Director, Magellan
                                             Insurance Company
-------------------------------------------------------------------------------------------------------------------------

  Jack M. Fields -- 1952          1997       Chief Executive Officer, Twenty First     Administaff
  Trustee                                    Century Group, Inc. (government affairs
                                             company); and Owner and Chief Executive
                                             Officer, Dos Angelos Ranch, L.P.
                                             (cattle, hunting, corporate
                                             entertainment), and Discovery Global
                                             Education Fund (non-profit)

                                             Formerly: Chief Executive Officer,
                                             Texana Timber LP (sustainable forestry
                                             company)

-------------------------------------------------------------------------------------------------------------------------

  Carl Frischling -- 1937         1988       Partner, law firm of Kramer Levin         Director, Reich & Tang Funds) (7
  Trustee                                    Naftalis and Frankel LLP                  portfolios)
-------------------------------------------------------------------------------------------------------------------------

  Prema Mathai-Davis -- 1950      1998       Formerly: Chief Executive Officer, YWCA   None
  Trustee                                    of the USA
-------------------------------------------------------------------------------------------------------------------------

  Lewis F. Pennock -- 1942        1988       Partner, law firm of Pennock & Cooper     None
  Trustee
-------------------------------------------------------------------------------------------------------------------------

  Ruth H. Quigley -- 1935         2001       Retired                                   None
  Trustee
-------------------------------------------------------------------------------------------------------------------------

  Larry Soll -- 1942              2003       Retired                                   None
  Trustee
-------------------------------------------------------------------------------------------------------------------------

  Raymond Stickel, Jr. -- 1944    2005       Retired                                   None
  Trustee

                                             Formerly: Partner, Deloitte & Touche;
                                             and Director, Mainstay VP Series Funds,
                                             Inc. (25 portfolios)
-------------------------------------------------------------------------------------------------------------------------

(1) Mr. Flanagan was appointed as Trustee of the Trust on February 24, 2007. Mr. Flanagan is considered an interested person of the Trust because he is an officer of the advisor to the Trust, and an officer and a director of INVESCO PLC, parent of the advisor to the Trust.
(2) Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

AIM Diversified Dividend Fund

                                                                                       OTHER
                                  TRUSTEE                                              TRUSTEESHIP(S)/
NAME, YEAR OF BIRTH AND           AND/OR                                               DIRECTORSHIP(S)
POSITION(S) HELD WITH THE         OFFICER    PRINCIPAL OCCUPATION(S)                   HELD BY TRUSTEE/
TRUST                             SINCE      DURING PAST 5 YEARS                       DIRECTOR
-------------------------------------------------------------------------------------------------------------------------
 Other Officers
-------------------------------------------------------------------------------------------------------------------------

  Russell C. Burk -- 1958         2005       Senior Vice President and Senior Officer  N/A
  Senior Vice President and                  of The AIM Family of Funds--Registered
  Senior Officer                             Trademark--
                                             Formerly: Director of Compliance and
                                             Assistant General Counsel, ICON
                                             Advisers, Inc.; Financial Consultant,
                                             Merrill Lynch; General Counsel and
                                             Director of Compliance, ALPS Mutual
                                             Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------

  John M. Zerr -- 1962            2006       Director, Senior Vice President,          N/A
  Senior Vice President, Chief               Secretary and General Counsel, A I M
  Legal Officer and Secretary                Management Group Inc., A I M Advisors,
                                             Inc. and A I M Capital Management, Inc.;
                                             Director, Vice President and Secretary,
                                             AIM Investment Services, Inc. and
                                             INVESCO Distributors, Inc.; Director,
                                             Senior Vice President and Secretary,
                                             A I M Distributors, Inc.; Director and
                                             Vice President, INVESCO Funds Group
                                             Inc.; Senior Vice President, Chief Legal
                                             Officer and Secretary of The AIM Family
                                             of Funds--Registered Trademark--; and
                                             Manager, PowerShares Capital Management
                                             LLC

                                             Formerly: Director, Vice President and
                                             Secretary, Fund Management Company; Vice
                                             President, A I M Capital Management,
                                             Inc.; Chief Operating Officer, Senior
                                             Vice President, General Counsel and
                                             Secretary, Liberty Ridge Capital, Inc.
                                             (an investment adviser); Vice President
                                             and Secretary, PBHG Funds (an investment
                                             company); Vice President and Secretary,
                                             PBHG Insurance Series Fund (an
                                             investment company); General Counsel and
                                             Secretary, Pilgrim Baxter Value
                                             Investors (an investment adviser); Chief
                                             Operating Officer, General Counsel and
                                             Secretary, Old Mutual Investment
                                             Partners (a broker-dealer); General
                                             Counsel and Secretary, Old Mutual Fund
                                             Services (an administrator); General
                                             Counsel and Secretary, Old Mutual
                                             Shareholder Services (a shareholder
                                             servicing center); Executive Vice
                                             President, General Counsel and
                                             Secretary, Old Mutual Capital, Inc. (an
                                             investment adviser); and Vice President
                                             and Secretary, Old Mutual Advisors Funds
                                             (an investment company)
-------------------------------------------------------------------------------------------------------------------------

  Lisa O. Brinkley -- 1959        2004       Global Compliance Director, INVESCO PLC;  N/A
  Vice President                             and Vice President of The AIM Family of
                                             Funds--Registered Trademark--

                                             Formerly: Senior Vice President, A I M
                                             Management Group Inc. (financial
                                             services holding company); Senior Vice
                                             President and Chief Compliance Officer,
                                             A I M Advisors, Inc. and The AIM Family
                                             of Funds--Registered Trademark--; Vice
                                             President and Chief Compliance Officer,
                                             A I M Capital Management, Inc. and A I M
                                             Distributors, Inc.; Vice President, AIM
                                             Investment Services, Inc. and Fund
                                             Management Company; Senior Vice
                                             President and Chief Compliance Officer
                                             of The AIM Family of Funds--Registered
                                             Trademark--; and Senior Vice President
                                             and Compliance Director, Delaware
                                             Investments Family of Funds
-------------------------------------------------------------------------------------------------------------------------

  Kevin M. Carome -- 1956         2003       Senior Vice President and General
  Vice President                             Counsel, INVESCO PLC; Director, INVESCO
                                             Funds Group, Inc.; Director and
                                             Secretary, IVZ, Inc. and INVESCO Group
                                             Services, Inc.; Secretary, INVESCO North
                                             American Holdings, Inc.; and Vice
                                             President of The AIM Family of
                                             Funds--Registered Trademark--

                                             Formerly: Director, Senior Vice           N/A
                                             President, Secretary and General
                                             Counsel, A I M Management Group Inc. and
                                             A I M Advisors, Inc.; Senior Vice
                                             President, A I M Distributors, Inc.;
                                             Director, General Counsel and Vice
                                             President, Fund Management Company; Vice
                                             President, A I M Capital Management,
                                             Inc. and AIM Investment Services, Inc.;
                                             Senior Vice President, Chief Legal
                                             Officer and Secretary of The AIM Family
                                             of Funds--Registered Trademark--;
                                             Director and Vice President, INVESCO
                                             Distributors, Inc.; Chief Executive
                                             Officer and President, INVESCO Funds
                                             Group, Inc.; and Senior Vice President
                                             and General Counsel, Liberty Financial
                                             Companies, Inc.
-------------------------------------------------------------------------------------------------------------------------

  Sidney M. Dilgren -- 1961       2004       Vice President, A I M Advisors, Inc. and  N/A
  Vice President, Principal                  A I M Capital Management, Inc.; and Vice
  Financial Officer and                      President, Treasurer and Principal
  Treasurer                                  Financial Officer of The AIM Family of
                                             Funds--Registered Trademark--

                                             Formerly: Fund Treasurer, A I M
                                             Advisors, Inc.; Senior Vice President,
                                             AIM Investment Services, Inc.; and Vice
                                             President, A I M Distributors, Inc.
-------------------------------------------------------------------------------------------------------------------------

  Karen Dunn Kelley -- 1960       2004       Head of INVESCO's World Wide Fixed        N/A
  Vice President                             Income and Cash Management Group;
                                             Director of Cash Management and Senior
                                             Vice President, A I M Advisors, Inc. and
                                             A I M Capital Management, Inc; Executive
                                             Vice President, A I M Distributors,
                                             Inc.; Senior Vice President, A I M
                                             Management Group Inc.; Vice President,
                                             The AIM Family of Funds--Registered
                                             Trademark-- (other than AIM Treasurer's
                                             Series Trust, Short-Term Investments
                                             Trust and Tax-Free Investments Trust);
                                             and President and Principal Executive
                                             Officer, The AIM Family of
                                             Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free
                                             Investments Trust only)

                                             Formerly: Director and President, Fund    N/A
                                             Management Company; Chief Cash
                                             Management Officer and Managing
                                             Director, A I M Capital Management,
                                             Inc.; Vice President, A I M Advisors,
                                             Inc. and The AIM Family of
                                             Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free
                                             Investments Trust only)
-------------------------------------------------------------------------------------------------------------------------

  Lance A. Rejsek -- 1967         2005       Anti-Money Laundering Compliance          N/A
  Anti-Money Laundering                      Officer, A I M Advisors, Inc., A I M
  Compliance Officer                         Capital Management, Inc., A I M
                                             Distributors, Inc., AIM Investment
                                             Services, Inc., AIM Private Asset
                                             Management, Inc. and The AIM Family of
                                             Funds--Registered Trademark--
                                             Formerly: Anti-Money Laundering
                                             Compliance Officer, Fund Management
                                             Company; and Manager of the Fraud
                                             Prevention Department, AIM Investment
                                             Services, Inc.
-------------------------------------------------------------------------------------------------------------------------

  Todd L. Spillane -- 1958        2006       Senior Vice President, A I M Management   N/A
  Chief Compliance Officer                   Group Inc.; Senior Vice President and
                                             Chief Compliance Officer, A I M
                                             Advisors, Inc. and A I M Capital
                                             Management, Inc.; Chief Compliance
                                             Officer of The AIM Family of
                                             Funds--Registered Trademark--, INVESCO
                                             Global Asset Management (N.A.), Inc.,
                                             (registered investment advisor), INVESCO
                                             Institutional (N.A.), Inc., (registered
                                             investment advisor), INVESCO Private
                                             Capital Investments, Inc. (holding
                                             company), INVESCO Private Capital, Inc.
                                             (registered investment advisor) and
                                             INVESCO Senior Secured Management, Inc.
                                             (registered investment advisor); and
                                             Vice President, A I M Distributors, Inc.
                                             and AIM Investment Services, Inc.

                                             Formerly: Vice President, A I M Capital
                                             Management, Inc. and Fund Management
                                             Company; Global Head of Product
                                             Development, AIG-Global Investment
                                             Group, Inc.; and Chief Compliance
                                             Officer and Deputy General Counsel,
                                             AIG-SunAmerica Asset Management
-------------------------------------------------------------------------------------------------------------------------

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246.

OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS
11 Greenway Plaza             A I M Advisors, Inc.     A I M Distributors,      PricewaterhouseCoopers
Suite 100                     11 Greenway Plaza        Inc.                     LLP
Houston, TX 77046-1173        Suite 100                11 Greenway Plaza        1201 Louisiana Street
                              Houston, TX 77046-1173   Suite 100                Suite 2900
                                                       Houston, TX 77046-1173   Houston, TX 77002-5678

COUNSEL TO THE FUND           COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
Ballard Spahr                 INDEPENDENT TRUSTEES     AIM Investment           State Street Bank and
Andrews & Ingersoll, LLP      Kramer, Levin, Naftalis  Services, Inc.           Trust
1735 Market Street, 51st      & Frankel LLP            P.O. Box 4739            Company
Floor                         1177 Avenue of the       Houston, TX 77210-4739   225 Franklin Street
Philadelphia, PA 19103-7599   Americas                                          Boston, MA 02110-2801
                              New York, NY 10036-2714

                            [EDELIVERY                              Fund holdings and proxy voting information
                           GO PAPERLESS
                   AIMINVESTMENTS.COM/EDELIVERY                     The Fund provides a complete list of its holdings four times in
                             GRAPHIC]                               each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual
REGISTER FOR EDELIVERY                                              reports to shareholders. For the first and third quarters, the
                                                                    Fund files the lists with the Securities and Exchange Commission
eDelivery is the process of receiving your fund and account         (SEC) on Form N-Q. The most recent list of portfolio holdings is
information via e-mail. Once your quarterly statements,tax          available at AIMinvestments.com. From our home page, click on
forms, fund reports, and prospectuses are available, we will        Products & Performance, then Mutual Funds, then Fund Overview.
send you an e-mail notification containing links to these           Select your Fund from the drop-down menu and click on Complete
documents. For security purposes, you will need to log in to your   Quarterly Holdings. Shareholders can also look up the Fund's
account to view your statements and tax forms.                      Forms N-Q on the SEC Web site at sec.gov. Copies of the Fund's
                                                                    Forms N-Q may be reviewed and copied at the SEC Public Reference
WHY SIGN UP?                                                        Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information
Register for eDelivery to:                                          about duplicating fee charges, by calling 202-942-8090 or
                                                                    800-732-0330, or by electronic request at the following e-mail
o  save your Fund the cost of printing and postage.                 address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-01424 and 002-25469.
o  reduce the amount of paper you receive.
                                                                    A description of the policies and procedures that the Fund uses
o  gain access to your documents faster by not waiting for the      to determine how to vote proxies relating to portfolio
   mail.                                                            securities is available without charge, upon request, from our
                                                                    Client Services department at 800-959-4246 or on the AIM Web
o  view your documents online anytime at your convenience.          site, AIMinvestments.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the
o  save the documents to your personal computer or print them out   SEC Web site, sec.gov.
   for your records.
                                                                    Information regarding how the Fund voted proxies related to its
HOW DO I SIGN UP?                                                   portfolio securities during the 12 months ended June 30, 2007, is available at our Web site. Go to AIMinvestments.com, access
It's easy. Just follow these simple steps:                          the About Us tab, click on Required Notices and then click on
                                                                    Voting Activity. Next, select the Fund from the drop-down menu.
1. Log in to your account.                                          Proxy The information is also available on the SEC Web site,
                                                                    sec.gov.
2. Click on the "Service Center" tab.
                                                                    If used after January 20, 2008, this report must be accompanied
3. Select "Register for eDelivery" and complete the consent         by a Fund fact sheet or by an AIM Quarterly Performance Review
   process.                                                         for the most recent quarter-end. Mutual funds and
                                                                    exchange-traded funds distributed by A I M Distributors, Inc.
This AIM service is provided by AIM Investment Services, Inc.
                                                                    DDI-AR-1    A I M Distributors, Inc.

                                                                                                             [AIM INVESTMENTS LOGO]
                                                                                                          -- REGISTERED TRADEMARK --

DOMESTIC EQUITY

                                AIM Large Cap Basic Value Fund
                                Annual Report to Shareholders - October 31, 2007

Large-Cap Value

Table of Contents

Letters to Shareholders .........    2
Performance Summary .............    4
Management Discussion ...........    4
Long-term Fund Performance ......    6
Supplemental Information ........    8
Schedule of Investments .........    9
Financial Statements ............   11
Notes to Financial Statements ...   13
Financial Highlights ............   21
Auditor's Report ................   25
Fund Expenses ...................   26
Approval of Advisory Agreement ..   27             [COVER GLOBE IMAGE]
Tax Information .................   29
Trustees and Officers ...........   30

[AIM INVESTMENT SOLUTIONS]

         [GRAPHIC]   [GRAPHIC]
         [DOMESTIC    [FIXED
          EQUITY]    INCOME]

[GRAPHIC]   [GRAPHIC]     [GRAPHIC]
 [TARGET     [TARGET    [DIVERSIFIED
  RISK]     MATURITY]    PORTFOLIOS]

     [GRAPHIC]      [GRAPHIC]
      [SECTOR    [INTERNATIONAL/
      EQUITY]     GLOBAL EQUITY]

  [AIM INVESTMENTS LOGO]
-- REGISTERED TRADEMARK --

AIM Large Cap Basic Value Fund

                         Dear Shareholders of the AIM Family of Funds:

                         I'm pleased to provide you with this report, which includes a discussion of how your Fund was managed during the period under review and factors that affected its performance. The following pages contain important information that answers questions you may have about your investment.
     [TAYLOR
      PHOTO]                Despite notable volatility at points throughout the fiscal year ended October 31, 2007, major stock market indexes in the U.S. and abroad generally performed well. Reasons for their favorable performance included positive economic growth, particularly overseas; strong corporate profits; and action by the U.S.
                         Federal Reserve Board (the Fed) to reassure skittish markets, among other factors.
  Philip Taylor
                            At its September 18, 2007, meeting, the Fed cut the federal funds target rate for the first time since
                         June 2003.(1) The cut followed 17 rate increases from June 2004 to June 2006(1) and was intended to address investor concerns about a weak housing market generally and problems in the subprime mortgage market specifically. The Fed's action triggered an immediate and broad stock market rally. The Fed cut this key interest rate again on October 31, 2007(1).

                            At AIM Investments --REGISTERED TRADEMARK--, we know that market conditions change--often suddenly and sometimes dramatically. We can help you deal with market volatility by offering a broad range of mutual funds, including:

                         o  Domestic, global and international equity funds

                         o  Taxable and tax-exempt fixed-income funds

                         o  Allocation portfolios, with risk/return characteristics to match your needs

                         o  AIM Independence Funds--target-maturity funds that combine retail mutual funds and PowerShares
                            --REGISTERED TRADEMARK-- exchange-traded funds--with risk/return characteristics that change as your target retirement date nears

                            I encourage you to talk with your financial advisor if you have concerns about your portfolio. We believe in the value of working with a trusted financial advisor who can recommend AIM funds that are appropriate for your portfolio and that address your long-term investment goals and risk tolerance regardless of prevailing short-term market conditions.

                         In conclusion

                         My colleague, Bob Graham, recently announced his decision to step down as vice chair of the AIM Funds board of directors. In 1976, Bob was one of three men who co-founded AIM. In the three decades since, he has been instrumental in transforming AIM from a small investment management firm into one of America's most respected mutual fund companies--and, in 1997, into a global independent retail and institutional investment manager.

                            In May, with shareholder approval, AIM Investments' parent company changed its name from AMVESCAP PLC to
                         Invesco Ltd., uniting our worldwide operations and global expertise under one new name. While the name of our parent company may be new to you, I can assure you that our commitment to excellent customer service remains unchanged. Our highly trained, courteous client service representatives are eager to answer your questions, provide you with product information or assist you with account transactions. I encourage you to give us an opportunity to serve you by calling us at 800-959-4246.

                            We at AIM are committed to helping you achieve your financial goals. We work every day to earn your trust, and we're grateful for the confidence you've placed in us.

                         Sincerely,


                         /S/ PHILIP TAYLOR

                         Philip Taylor
                         President - AIM Funds
                         CEO, AIM Investments

                         December 17, 2007

                         Source: (1)U.S. Federal Reserve Board

                         AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M
                         Capital Management, Inc. are the investment advisors. A I M Distributors, Inc. is the distributor for the retail mutual funds represented by AIM Investments and the PowerShares Exchange-Traded Fund Trust.

AIM Large Cap Basic Value Fund

                         Dear Fellow Shareholders:

                         In overseeing the management of the AIM family of funds on your behalf, your Board of Trustees of the AIM
                         Funds continues to focus on improved investment performance, reduced shareholder costs, and high ethical standards.
      [CROCKETT
        PHOTO]              Your Board welcomes two new members: Marty Flanagan, President and CEO of INVESCO, AIM's parent company, and Phil Taylor, who was named CEO of AIM Investments --REGISTERED TRADEMARK-- in April 2006. Robert
                         Graham, who has given more than 30 years of leadership to the company and the mutual fund industry since founding AIM in 1976, has retired, stepping down in the process from his most recent role as vice chairman
  Bruce L. Crockett      of the Board. We thank Bob for his many contributions and wish him a long and happy future.

                            Our review of fund performance has shown healthy progress, but the process is necessarily one of continuous improvement. In general, as of October 31, 2007, we have seen persistent investment discipline and more consistently good results. While this statement may not apply to every AIM Fund all the time, as I write this letter, the overall trend in fund management and performance has been positive.

                            The investment management talent at AIM has recently been enhanced by the promotion of Karen Dunn Kelley to Head of INVESCO's Worldwide Fixed Income as well as Director of AIM Global and Cash Management, with responsibility for all fixed income and money market funds that serve both institutional and individual investors. Under Karen's direction, AIM's cash management organization grew to one of the world's largest and most respected, with top-tier performance. The operations now combined under her charge represent more than $150 billion in assets, 120 investment professionals, and products that span the entire yield curve
                         (as of October 31, 2007).

                            In other news, your Board took a more active role in preparing for "proxy season," the period when fund managers must vote the shares held by their funds "for" or "against" various proposals on the ballots of the issuing companies. Beginning in the 2007 proxy season, AIM implemented new proxy voting policies, developed by management in conjunction with an ad hoc Board committee, which provided a solid framework for properly evaluating and executing the many decisions the AIM Funds are required to make to vote shares.

                            In general, the AIM Funds voted for proposals that would allow shareholders a greater role in election of directors, proxy access and "say for pay." The AIM Funds voted against directors whom AIM believed failed to govern well in cases of corporate mismanagement, such as the backdating of options grants, and against "poison pill" and "take under" proposals that would favor the financial interests of managers at the expense of investors in the case of a merger or acquisition. You can view the proxy votes cast for your fund by going to AIMinvestments.com. Click the "About Us" tab, then go to "Required Notices" and "Proxy
                         Voting Activity."

                            Additionally, your Board raised the amount its members are recommended to invest in the AIM Funds within three years of joining the Board, with the goal of aligning our interests even more closely with yours.

                            Furthermore, at our June meeting we renewed the investment advisory contracts between the AIM Funds and
                         AIM for another year, applying the same rigorous evaluation process that was enhanced and formalized in
                         2005. For more information on this process, please visit AIMinvestments.com. Click on the "Products and
                         Performance" tab and go to "Investment Advisory Agreement Renewals."

                            Your Board's ability to best represent your interests depends on our knowledge of your opinions and concerns. Please send me an email (bruce@brucecrockett.com) with your thoughts on the following:

                         1) How important is it to you to hear about your Board's decisions and activities in these letters?

                         2) What other information (on overall performance, specific funds, managers, etc.) would make the letters more meaningful to you?

                         3) Would you prefer that communications from your Board continue to be delivered in paper form by regular mail or be sent electronically by email?

                            If you would prefer to communicate through a quick online survey, please go to AIMinvestments.com and provide your responses there. We need to hear from you to do our best job, and I look forward to your responses.

                         Sincerely,


                         /S/ BRUCE L. CROCKETT

                         Bruce L. Crockett
                         Independent Chair
                         AIM Funds Board of Directors

                         December 17, 2007

                         AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M
                         Capital Management, Inc. are the investment advisors. A I M Distributors, Inc. is the distributor for the retail mutual funds represented by AIM Investments and the PowerShares Exchange-Traded Fund Trust.

AIM Large Cap Basic Value Fund

Management's discussion of Fund performance                                               highly disciplined and relatively unique,
                                                                                          it is important to understand the benefits
=======================================================================================   and limitations of our process. First, the
PERFORMANCE SUMMARY                                                                       investment strategy is intended to
                                                                                          preserve your capital while growing it at
For the fiscal year ended October 31, 2007, Class A shares of AIM Large Cap Basic Value   above-market rates over the long term.
Fund, excluding applicable sales charges, outperformed the Russell 1000 Value Index,      Second, our investments have little in
performed roughly in line with the Lipper Large-Cap Value Funds Index and                 common with popular benchmark indexes and
underperformed the S&P 500 Index.                                                         most of our peers. And third, the Fund's
                                                                                          short-term relative performance will
   We attribute the Fund's outperformance versus its style-specific index to              naturally be different than the market and
above-market returns from selected investments in consumer discretionary, consumer        peers and have little information value
staples and energy. Selected investments in financials and consumer discretionary         since we simply don't own the same stocks.
contributed to the Fund's underperformance versus the broad market index.
                                                                                          Market conditions and your Fund
   Your Fund's long-term performance information appears later in this report.
                                                                                          Equity markets posted healthy gains as
FUND VS. INDEXES                                                                          strong economic growth, solid corporate
                                                                                          profits, and increased merger and
Total returns, 10/31/06-10/31/07, excluding applicable sales charges. If sales charges    acquisition activity overshadowed concerns
were included, returns would be lower.                                                    about record high oil prices, a weak U.S.
                                                                                          dollar and the housing market with its
Class A Shares                                                                   12.08%   related subprime credit situation.
Class B Shares                                                                   11.17
Class C Shares                                                                   11.25       Beginning in July, most financial
Class R Shares                                                                   11.82    markets witnessed an increase in price
Investor Class Shares                                                            12.06    volatility from housing-related stress and
S&P 500 Index* (Broad Market Index)                                              14.55    the aging of our economic expansion. It is
Russell 1000 Value Index* (Style-Specific Index)                                 10.83    important to understand that these periods
Lipper Large-Cap Value Funds Index* (Peer Group Index)                           12.58    of stress are healthy for financial
                                                                                          markets in general and typically create
SOURCE: *LIPPER INC.                                                                      opportunities for our investment strategy
=======================================================================================   in particular. We are hopeful that stock
                                                                                          valuation dispersion will increase as
How we invest                                estimated. Importantly, this estimated       credit spreads and market volatility
                                             fair business value is independent of the    return to normal levels, potentially
We seek to create wealth by maintaining a    company's stock price.                       creating opportunities for us to grow
long-term investment horizon and investing                                                portfolio intrinsic value at an
in companies that are selling at a           o  Market prices are more volatile than      above-average rate. While investment
significant discount to their estimated      business values, partly because investors    results can be uneven during these periods
intrinsic value--a value that is based on    regularly overreact to negative news.        of stress, historically these times have
the estimated future cash flows generated                                                 yielded attractive opportunities for
by the business. The Fund's philosophy is                                                 future capital growth.
based on key elements that we believe have   o  Long-term investment results are a
extensive empirical evidence:                function of the level and growth of             Aided by strong earnings and a more
                                             business value in the portfolio.             than 50%1 increase in oil prices, energy
o  Company intrinsic values can be                                                        stocks extended their multi-year market
reasonably                                      Since our application of this strategy
                                             is                                                                          (continued)

==========================================   ==========================================   ==========================================
   PORTFOLIO COMPOSITION                        TOP FIVE INDUSTRIES                          TOP 10 EQUITY HOLDINGS*

By sector                                    1. Oil & Gas Equipment &                     1.  UnitedHealth Group Inc.           4.7%
Financials                           18.1%         Services                        6.8%   2.  Dell Inc.                         4.6
Consumer Discretionary               18.0    2. Systems Software                   6.3    3.  Apollo Group, Inc.-Class A        3.9
Information Technology               18.0    3. Pharmaceuticals                    5.7    4.  Cardinal Health, Inc.             3.7
Health Care                          15.6    4. Other Diversified                         5.  Transocean Inc.                   3.5
Energy                               10.3          Financial Services              5.5    6.  Schlumberger Ltd.                 3.5
Industrials                           9.3    5. Advertising                        5.3    7.  CA Inc.                           3.4
Consumer Staples                      5.0    Total Net Assets          $378.95 million    8.  Molson Coors Brewing Co.-Class B  3.3
Materials                             2.8                                                 9.  Halliburton Co.                   3.3
Telecommunication Services            1.8    Total Number of Holdings*              42    10. Citigroup Inc.                    3.2
Money Market Funds
Plus Other Assets Less Liabilities    1.1
                                             The Fund's holdings are subject to change,
                                             and there is no assurance that the Fund
                                             will continue to hold any particular
                                             security.

                                             *Excluding money market fund holdings.
==========================================   ==========================================   ==========================================

AIM Large Cap Basic Value Fund

outperformance. Drilling company             folio grew at an attractive rate despite     Worse," Financial Analysts Journal, essay
Transocean and oil service company           modest impairments in the business values    by John C. Bogle, 2005; (3)"How Active Is
Schlumberger made significant                of some of our financial service             Your Fund Manager: A New Measure That
contributions to the Fund's performance      investments.                                 Predicts Performance," Martijn Cremens and
during the fiscal year.                                                                   Antti Petajistto, Yale School of
                                                At the close of the fiscal year, and in   Management, August 2006
   APOLLO GROUP, a new addition to the       our opinion, the difference between the
Fund during the fiscal year, was the top     market price and the estimated intrinsic     THE VIEWS AND OPINIONS EXPRESSED IN
contributor to performance. Apollo           value of the portfolio was above the         MANAGEMENT'S DISCUSSION OF FUND
provides postsecondary education programs    Fund's historical average, and we believed   PERFORMANCE ARE THOSE OF A I M ADVISORS,
for working adults and is best known for     this value content was greater than what     INC. THESE VIEWS AND OPINIONS ARE SUBJECT
its University of Phoenix subsidiary.        was available in the broad market. While     TO CHANGE AT ANY TIME BASED ON FACTORS
Apollo's stock price declined in recent      there is no assurance that market value      SUCH AS MARKET AND ECONOMIC CONDITIONS.
years as the company experienced             will ever reflect our estimate of the        THESE VIEWS AND OPINIONS MAY NOT BE RELIED
decelerating enrollment and revenue          portfolio's intrinsic value, we believe      UPON AS INVESTMENT ADVICE OR
growth. We believed the postsecondary        this provides the best indication that       RECOMMENDATIONS, OR AS AN OFFER FOR A
education industry remained healthy and      your Fund is positioned to potentially       PARTICULAR SECURITY. THE INFORMATION IS
that Apollo's stock price was selling at a   achieve its objective of long-term growth    NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF
significant discount to business value.      of capital.                                  ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR
Recent positive trends in student                                                         THE FUND. STATEMENTS OF FACT ARE FROM
enrollment and profit margins lent support   CONTEXT FOR RESULTS                          SOURCES CONSIDERED RELIABLE, BUT A I M
to our view and the company's stock price                                                 ADVISORS, INC. MAKES NO REPRESENTATION OR
increased to better reflect our estimate     As managers and shareholders, we know a      WARRANTY AS TO THEIR COMPLETENESS OR
of intrinsic value.                          long-term investment horizon and             ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE
                                             attractive potential upside to our           IS NO GUARANTEE OF FUTURE RESULTS, THESE
   The largest detractors from Fund          estimate of portfolio intrinsic value are    INSIGHTS MAY HELP YOU UNDERSTAND OUR
performance were CITIGROUP, HOME DEPOT,      critical to creating wealth. But we          INVESTMENT MANAGEMENT PHILOSOPHY.
and MERRILL LYNCH.                           understand maintaining a long-term
                                             investment horizon is a challenge. So,          See important Fund and index
   General underperformance by               when you consider our short-term results        disclosures later in this report.
financial-market-sensitive stocks combined   we encourage you to review our long-term
with company-specific subprime mortgage      results. We are long-term investors who                      Bret W. Stanley
issues resulted in stock price declines      provide a portfolio that in our opinion is       [STANLEY    Chartered Financial
for Citigroup and Merrill Lynch. Both        distinct from market indexes and most of          PHOTO]     Analyst, senior portfolio
companies have announced large write-downs   our peers.                                                   manager, is lead manager
of their sub-prime holdings which, in                                                     of AIM Large Cap Basic Value Fund. He
part, led to the resignation of each            Recent studies have shown short-term      earned a B.B.A. in finance from The
company's CEO near the close of the fiscal   results have little information value and    University of Texas at Austin and an M.S.
year. While we acknowledge the subprime      the frequent trading of stocks or mutual     in finance from the University of Houston.
issue's negative near term impact on         funds is a costly exercise--reducing
Citigroup's and Merrill's business, we       actual returns by several percentage                         R. Canon Coleman II
believe investors may have overreacted to    points per year as shareholders                  [COLEMAN    Chartered Financial
these events and that both stocks were       unknowingly exchange tomorrow's winner for        PHOTO]     Analyst, portfolio
trading at substantial discounts to their    tomorrow's loser.2 In addition, a recent                     manager, is manager of AIM
long-term business value at the close of     Yale University study reveals half of all    Large Cap Basic Value Fund. He earned a
the fiscal year.                             mutual funds charge an active management     B.S. and an M.S. in accounting from the
                                             fee for essentially a closet-index           University of Florida. He also earned an
   Home Depot, a new investment during the   portfolio.3 While this creates smooth and    M.B.A. from the Wharton School at the
fiscal year, traded lower on investor        innocuous short-term relative performance,   University of Pennsylvania.
fears regarding the potential depth and      it typically leads to long-term
breadth of the housing decline in the U.S.   underperformance. Considering these                          Matthew W. Seinsheimer
Despite investor fears, we continue to be    factors, your Fund is doing something          [SEINSHEIMER  Chartered Financial
attracted to Home Depot's long-term          different and old fashioned--investing for        PHOTO]     Analyst, senior portfolio
fundamentals.                                the long term and following a common-sense                   manager, is manager of AIM
                                             approach that has produced a portfolio       Large Cap Basic Value Fund. He earned a
PORTFOLIO ASSESSMENT                         that is different from common stock market   B.B.A. degree from Southern Methodist
                                             indexes and more attractively valued, in     University and an M.B.A. from The
We believe the single most important         our opinion.                                 University of Texas at Austin.
indicator of the way AIM Large Cap Basic
Value Fund is positioned for potential          We remain optimistic about AIM Large                      Michael J. Simon
success is not our historical investment     Cap Basic Value Fund's portfolio. As              [SIMON     Charter Financial Analyst,
results or popular statistical measures,     always, we are continually searching for          PHOTO]     senior portfolio manager,
but the portfolio's estimated intrinsic      opportunities to increase the portfolio's                    is manager of AIM Large
value--the aggregate business value of the   estimated intrinsic value. We thank you      Cap Basic Value Fund. He earned a B.B.A.
portfolio based on our estimate of           for your investment and for sharing our      in finance from Texas Christian University
intrinsic value for each individual          long-term horizon.                           and an M.B.A. from the University of
holding. During the year, the estimated                                                   Chicago.
intrinsic value of the port-                 Sources: (1)WRTG Economics; (2)"The Mutual
                                             Fund Industry Sixty Years Later: For         Assisted by the Basic Value Team
                                             Better or

AIM Large Cap Basic Value Fund

YOUR FUND'S LONG-TERM PERFORMANCE

Past performance cannot guarantee               This chart, which is a logarithmic
comparable future results.                   chart, presents the fluctuations in the
                                             value of the Fund and its indexes. We
   The data shown in the chart include       believe that a logarithmic chart is more
reinvested distributions, applicable sales   effective than other types of charts in
charges, Fund expenses and management        illustrating changes in value during the
fees. Index results include reinvested       early years shown in the chart. The
dividends, but they do not reflect sales     vertical axis, the one that indicates the
charges. Performance of an index of funds    dollar value of an investment, is
reflects fund expenses and management        constructed with each segment representing
fees; performance of a market index does     a percent change in the value of the
not. Performance shown in the chart and      investment. In this chart, each segment
table(s) does not reflect deduction of       represents a doubling, or 100% change, in
taxes a shareholder would pay on Fund        the value of the investment. In other
distributions or sale of Fund shares.        words, the space between $5,000 and
                                             $10,000 is the same size as the space
Performance of the indexes does not          between $10,000 and $20,000.
reflect the effects of taxes.

==========================================   =======================================================================================
Continued from page 8                           AVERAGE ANNUAL TOTAL RETURNS COMPARISON

o Industry classifications used in this      Total returns for periods ended 10/31/07, excluding applicable sales charges. If sales
report are generally according to the        charges were included, returns would be lower.
Global Industry Classification Standard,
which was developed by and is the                                                                                      SINCE FUND
exclusive property and a service mark of                                                      1 YEAR      5 YEARS     INCEPTION(1)
Morgan Stanley Capital International Inc.
and Standard & Poor's.                       AIM Large Cap Basic Value Fund, Class A Shares   12.08%       13.76%         7.43%
                                             Russell 1000 Value Index*                        10.83        16.39          6.62
o The Chartered Financial Analyst            Lipper Large-Cap Value Funds Index*              12.58        14.59          4.61
--REGISTERED TRADEMARK-- (CFA --REGISTERED   500 Index*                                       14.55        13.87          3.12
TRADEMARK--) designation is a globally
recognized standard for measuring the        (1) Since Fund inception on June 30, 1999
competence and integrity of investment       SOURCE: *LIPPER INC.
professionals.
==========================================   =======================================================================================

====================================================================================================================================

                                                          [MOUNTAIN CHART]

RESULTS OF A $10,000 INVESTMENT
FUND AND INDEX DATA FROM 06/30/99

                      AIM LARGE CAP
                     BASIC VALUE FUND                                         RUSSELL 1000             LIPPER LARGE-CAP
        DATE         -CLASS A SHARES           S&P 500 INDEX(1)              VALUE INDEX(1)          VALUE FUNDS INDEX(1)

      06/30/99             $ 9450                  $10000                       $10000                       $10000
          7/99               9100                    9689                         9707                         9716
          8/99               8874                    9641                         9347                         9539
          9/99               8458                    9377                         9020                         9186
         10/99               8883                    9970                         9540                         9629
         11/99               9242                   10173                         9465                         9662
         12/99               9697                   10771                         9511                         9960
          1/00               9424                   10230                         9200                         9539
          2/00               9269                   10037                         8517                         9138
          3/00              10331                   11018                         9556                         9974
          4/00              10292                   10687                         9445                         9863
          5/00              10555                   10468                         9544                         9871
          6/00              10233                   10725                         9108                         9762
          7/00              10457                   10558                         9222                         9718
          8/00              11091                   11213                         9735                        10280
          9/00              11266                   10621                         9824                        10118
         10/00              11744                   10576                        10066                        10199
         11/00              11335                    9743                         9692                         9761
         12/00              11805                    9791                        10178                        10154
          1/01              12138                   10138                        10217                        10239
          2/01              11962                    9214                         9933                         9745
          3/01              11560                    8631                         9582                         9367
          4/01              12178                    9301                        10052                         9897
          5/01              12541                    9363                        10277                        10057
          6/01              12502                    9136                        10050                         9783
          7/01              12492                    9046                        10028                         9717
          8/01              11953                    8480                         9627                         9262
          9/01              10670                    7795                         8949                         8539
         10/01              10728                    7944                         8872                         8594
         11/01              11610                    8553                         9388                         9146
         12/01              11953                    8628                         9609                         9284
          1/02              11717                    8502                         9535                         9112
          2/02              11492                    8338                         9550                         9062
          3/02              12207                    8652                        10002                         9462
          4/02              11786                    8128                         9659                         9059
          5/02              11727                    8068                         9707                         9071
          6/02              10611                    7493                         9150                         8438
          7/02               9699                    6909                         8299                         7709
          8/02               9826                    6955                         8362                         7761
          9/02               8464                    6200                         7432                         6864
         10/02               9013                    6745                         7983                         7368
         11/02               9737                    7141                         8486                         7830
         12/02               9179                    6722                         8117                         7457
          1/03               8905                    6546                         7921                         7279
          2/03               8592                    6448                         7710                         7097
          3/03               8562                    6510                         7722                         7093
          4/03               9385                    7046                         8402                         7692
          5/03              10208                    7417                         8944                         8165
          6/03              10316                    7512                         9056                         8258
          7/03              10552                    7644                         9191                         8373
          8/03              10915                    7793                         9334                         8515
          9/03              10757                    7711                         9243                         8419
         10/03              11159                    8147                         9809                         8884
         11/03              11394                    8218                         9942                         8993
         12/03              12119                    8649                        10555                         9545
          1/04              12364                    8808                        10741                         9689
          2/04              12686                    8930                        10971                         9894
          3/04              12637                    8795                        10875                         9775
          4/04              12363                    8658                        10609                         9595
          5/04              12363                    8776                        10717                         9665
          6/04              12725                    8947                        10970                         9878
          7/04              11941                    8651                        10816                         9640
          8/04              11882                    8685                        10970                         9710
          9/04              11980                    8779                        11140                         9825
         10/04              12107                    8913                        11325                         9929
         11/04              12734                    9274                        11897                        10361
         12/04              13214                    9589                        12296                        10690
          1/05              12999                    9356                        12078                        10482
          2/05              13204                    9553                        12478                        10776
          3/05              13027                    9384                        12307                        10601
          4/05              12812                    9206                        12086                        10391
          5/05              13057                    9498                        12377                        10634
          6/05              13174                    9512                        12513                        10742
          7/05              13546                    9866                        12875                        11092
          8/05              13312                    9776                        12819                        11044
          9/05              13429                    9855                        12999                        11151
         10/05              13242                    9690                        12669                        10918
         11/05              13770                   10056                        13085                        11294

====================================================================================================================================

                                                                                                                SOURCE: *LIPPER INC.

====================================================================================================================================

                                                          [MOUNTAIN CHART]

         12/05              14044                   10060                        13163                        11359
          1/06              14564                   10326                        13674                        11690
          2/06              14496                   10354                        13758                        11711
          3/06              14800                   10483                        13944                        11859
          4/06              14957                   10624                        14299                        12154
          5/06              14477                   10319                        13937                        11857
          6/06              14281                   10332                        14027                        11866
          7/06              14330                   10396                        14367                        12047
          8/06              14506                   10643                        14608                        12269
          9/06              14869                   10917                        14899                        12555
         10/06              15319                   11272                        15387                        12929
         11/06              15496                   11487                        15738                        13152
         12/06              15950                   11648                        16091                        13435
          1/07              16198                   11824                        16297                        13608
          2/07              15920                   11593                        16043                        13366
          3/07              16074                   11723                        16291                        13536
          4/07              16767                   12242                        16893                        14116
          5/07              17377                   12668                        17502                        14636
          6/07              17233                   12458                        17093                        14412
          7/07              16509                   12072                        16303                        13834
          8/07              16643                   12253                        16486                        13998
          9/07              16716                   12711                        17052                        14441
         10/07              17176                   12913                        17054                        14555
====================================================================================================================================

AIM Large Cap Basic Value Fund

==========================================   ==========================================
                                                                                          INVESTOR CLASS SHARES WAS 1.28%, 2.03%,
AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS                 2.03%, 1.53% AND 1.28%, RESPECTIVELY. THE
                                                                                          EXPENSE RATIOS PRESENTED ABOVE MAY VARY
As of 10/31/07, including applicable         As of 9/30/07, the most recent               FROM THE EXPENSE RATIOS PRESENTED IN OTHER
sales charges                                calendar quarter-end, including              SECTIONS OF THIS REPORT THAT ARE BASED ON
                                             applicable sales charges                     EXPENSES INCURRED DURING THE PERIOD
CLASS A SHARES                                                                            COVERED BY THIS REPORT.
Inception (6/30/99)                  6.70%   CLASS A SHARES
5 Years                             12.47    Inception (6/30/99)                  6.43%      CLASS A SHARE PERFORMANCE REFLECTS THE
1 Year                               5.92    5 Years                             13.30    MAXIMUM 5.50% SALES CHARGE, AND CLASS B
                                             1 Year                               6.26    AND CLASS C SHARE PERFORMANCE REFLECTS THE
CLASS B SHARES                                                                            APPLICABLE CONTINGENT DEFERRED SALES
Inception (8/1/00)                   6.17%   CLASS B SHARES                               CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE
5 Years                             12.71    Inception (8/1/00)                   5.86%   CDSC ON CLASS B SHARES DECLINES FROM 5%
1 Year                               6.17    5 Years                             13.54    BEGINNING AT THE TIME OF PURCHASE TO 0% AT
                                             1 Year                               6.56    THE BEGINNING OF THE SEVENTH YEAR. THE
CLASS C SHARES                                                                            CDSC ON CLASS C SHARES IS 1% FOR THE FIRST
Inception (8/1/00)                   6.17%   CLASS C SHARES                               YEAR AFTER PURCHASE. CLASS R SHARES DO NOT
5 Years                             12.95    Inception (8/1/00)                   5.86%   HAVE A FRONT-END SALES CHARGE; RETURNS
1 Year                              10.25    5 Years                             13.78    SHOWN ARE AT NET ASSET VALUE AND DO NOT
                                             1 Year                              10.56    REFLECT A 0.75% CDSC THAT MAY BE IMPOSED
CLASS R SHARES                                                                            ON A TOTAL REDEMPTION OF RETIREMENT PLAN
Inception                            7.23%   CLASS R SHARES                               ASSETS WITHIN THE FIRST YEAR. INVESTOR
5 Years                             13.50    Inception                            6.96%   CLASS SHARES DO NOT HAVE A FRONT-END SALES
1 Year                              11.82    5 Years                             14.33    CHARGE OR A CDSC; THEREFORE, PERFORMANCE
                                             1 Year                              12.15    IS AT NET ASSET VALUE.
INVESTOR CLASS SHARES
Inception                            7.45%   INVESTOR CLASS SHARES                           THE PERFORMANCE OF THE FUND'S SHARE
5 Years                             13.80    Inception                            7.18%   CLASSES WILL DIFFER PRIMARILY DUE TO
1 Year                              12.06    5 Years                             14.62    DIFFERENT SALES CHARGE STRUCTURES AND
                                             1 Year                              12.47    CLASS EXPENSES.

==========================================   ==========================================   (1) Total annual operating expenses less
                                                                                             any contractual fee waivers and/or
CLASS R SHARES' INCEPTION DATE IS JUNE 3,       THE PERFORMANCE DATA QUOTED REPRESENT     expense reimbursements by the advisor
2002. RETURNS SINCE THAT DATE ARE            PAST PERFORMANCE AND CANNOT GUARANTEE        in effect through at least June 30,
HISTORICAL RETURNS. ALL OTHER RETURNS ARE    COMPARABLE FUTURE RESULTS; CURRENT           2008. See current prospectus for more
BLENDED RETURNS OF HISTORICAL CLASS R        PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE   information.
SHARE PERFORMANCE AND RESTATED CLASS A       VISIT AIMINVESTMENTS.COM FOR THE MOST
SHARE PERFORMANCE (FOR PERIODS PRIOR TO      RECENT MONTH-END PERFORMANCE. PERFORMANCE
THE INCEPTION DATE OF CLASS R SHARES) AT     FIGURES REFLECT REINVESTED DISTRIBUTIONS,
NET ASSET VALUE, ADJUSTED TO REFLECT THE     CHANGES IN NET ASSET VALUE AND THE EFFECT
HIGHER RULE 12B-1 FEES APPLICABLE TO CLASS   OF THE MAXIMUM SALES CHARGE UNLESS
R SHARES. CLASS A SHARES' INCEPTION DATE     OTHERWISE STATED. INVESTMENT RETURN AND
IS JUNE 30, 1999.                            PRINCIPAL VALUE WILL FLUCTUATE SO THAT YOU
                                             MAY HAVE A GAIN OR LOSS WHEN YOU SELL
   INVESTOR CLASS SHARES' INCEPTION DATE     SHARES.
IS SEPTEMBER 30, 2003. RETURNS SINCE THAT
DATE ARE HISTORICAL RETURNS. ALL OTHER          THE NET ANNUAL FUND OPERATING EXPENSE
RETURNS ARE BLENDED RETURNS OF HISTORICAL    RATIO SET FORTH IN THE MOST RECENT FUND
INVESTOR CLASS SHARE PERFORMANCE AND         PROSPECTUS AS OF THE DATE OF THIS REPORT
RESTATED CLASS A SHARE PERFORMANCE (FOR      FOR CLASS A, CLASS B, CLASS C, CLASS R AND
PERIODS PRIOR TO THE INCEPTION DATE OF       INVESTOR CLASS SHARES WAS 1.22%, 1.97%,
INVESTOR CLASS SHARES) AT NET ASSET VALUE,   1.97%, 1.47% AND 1.22%, RESPECTIVELY.1 THE   ==========================================
WHICH RESTATED PERFORMANCE WILL REFLECT      TOTAL ANNUAL FUND OPERATING EXPENSE RATIO    FOR A DISCUSSION OF THE RISKS OF INVESTING
THE RULE 12B-1 FEES APPLICABLE TO CLASS A    SET FORTH IN THE MOST RECENT FUND            IN YOUR FUND AND INDEXES USED IN THIS
SHARES FOR THE PERIOD USING BLENDED          PROSPECTUS AS OF THE DATE OF THIS REPORT     REPORT, PLEASE TURN THE PAGE.
RETURNS. CLASS A SHARES' INCEPTION DATE IS   FOR CLASS A, CLASS B, CLASS C, CLASS R AND   ==========================================
JUNE 30, 1999.

AIM Large Cap Basic Value Fund


AIM LARGE CAP BASIC VALUE FUND'S INVESTMENT OBJECTIVE IS LONG-TERM GROWTH OF CAPITAL.

o Unless otherwise stated, information presented in this report is as of October 31,
2007, and is based on total net assets.

o Unless otherwise noted, all data in this report are from A I M Management Group Inc.

ABOUT SHARE CLASSES

o Class B shares are not available as an     o Interest rate risk refers to the risk      and their industry.
investment for retirement plans maintained   that bond prices generally fall as
pursuant to Section 401 of the Internal      interest rates rise; conversely, bond        o The Russell 1000 --REGISTERED
Revenue Code, including 401(k) plans,        prices generally rise as interest rates      TRADEMARK-- Value Index measures the
money purchase pension plans and profit      fall.                                        performance of those Russell 1000
sharing plans. Plans that had existing                                                    companies with lower price-to-book ratios
accounts invested in Class B shares prior    o The Fund may use enhanced investment       and lower forecasted growth values. The
to September 30, 2003, will continue to be   techniques such as leveraging and            Russell 1000 Value Index is a
allowed to make additional purchases.        derivatives. Leveraging entails risks such   trademark/service mark of the Frank
                                             as magnifying changes in the value of the    Russell Company. Russell --REGISTERED
o Class R shares are available only to       portfolio's securities. Derivatives are      TRADEMARK-- is a trademark of the Frank
certain retirement plans. Please see the     subject to counterparty risk--the risk       Russell Company.
prospectus for more information.             that the other party will not complete the
                                             transaction with the Fund.                   o The LIPPER LARGE-CAP VALUE FUNDS INDEX
o Investor Class shares are closed to most                                                is an equally weighted representation of
investors. For more information on who may   o There is no guarantee that the             the largest funds in the Lipper Large-Cap
continue to invest in Investor Class         investment techniques and risk analyses      Value Funds category. These funds
shares, please see the prospectus.           used by the Fund's portfolio managers will   typically have a below-average
                                             produce the desired results.                 price-to-earnings ratio, price-to-book
PRINCIPAL RISKS OF INVESTING IN THE FUND                                                  ratio, and three-year sales-per-share
                                             o The prices of securities held by the       growth value, compared to the S&P 500
o Credit risk is the risk of loss on an      Fund may decline in response to market       Index.
investment due to the deterioration of an    risks.
issuer's financial health. Such a                                                         o The Fund is not managed to track the
deterioration of financial health may        o The Fund may invest in obligations         performance of any particular index,
result in a reduction of the credit rating   issued by agencies and instrumentalities     including the indexes defined here, and
of the issuer's securities and may lead to   of the U.S. government that may vary in      consequently, the performance of the Fund
the issuer's inability to honor its          the level of support they receive from the   may deviate significantly from the
contractual obligations, including making    U.S. government. The U.S. government may     performance of the indexes.
timely payment of interest and principal.    choose not to provide financial support to
                                             U.S. government-sponsored agencies or        o A direct investment cannot be made in an
o Prices of equity securities change in      instrumentalities if it is not legally       index. Unless otherwise indicated, index
response to many factors including the       obligated to do so. In this case, if the     results include reinvested dividends, and
historical and prospective earnings of the   issuer defaulted, the underlying fund        they do not reflect sales charges.
issuer, the value of its assets, general     holding securities of such issuer might      Performance of an index of funds reflects
economic conditions, interest rates,         not be able to recover its investment from   fund expenses; performance of a market
investor perceptions and market liquidity.   the U.S. government.                         index does not.

o Foreign securities have additional         o The Fund invests in "value" stocks,        OTHER INFORMATION
risks, including exchange rate changes,      which can continue to be inexpensive for
political and economic upheaval, the         long periods of time and may never realize   o The returns shown in the management's
relative lack of information, relatively     their full value.                            discussion of Fund performance are based
low market liquidity, and the potential                                                   on net asset values calculated for
lack of strict financial and accounting      ABOUT INDEXES USED IN THIS REPORT            shareholder transactions. Generally
controls and standards.                                                                   accepted accounting principles require
                                             o The S&P 500 --REGISTERED TRADEMARK--       adjustments to be made to the net assets
                                             Index is a market capitalization-weighted    of the Fund at period end for financial
                                             index covering all major areas of the U.S.   reporting purposes, and as such, the net
                                             economy. It is not the 500 largest           asset values for shareholder transactions
                                             companies, but rather the most widely held   and the returns based on those net asset
                                             500 companies chosen with respect to         values may differ from the net asset
                                             market size, liquidity,                      values and returns reported in the
                                                                                          Financial Highlights.
=======================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS,     Continued on page 6
WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES.
INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.                                      ==========================================
=======================================================================================   FUND NASDAQ SYMBOLS

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE AIMINVESTMENTS.COM                      Class A Shares                       LCBAX
                                                                                          Class B Shares                       LCBBX
                                                                                          Class C Shares                       LCBCX
                                                                                          Class R Shares                       LCBRX
                                                                                          Investor Class Shares                LCINX
                                                                                          ==========================================

AIM Large Cap Basic Value Fund

SCHEDULE OF INVESTMENTS(A)

October 31, 2007


                                                SHARES        VALUE
-----------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-98.91%

ADVERTISING-5.28%

Interpublic Group of Cos., Inc. (The)(b)         902,703   $  9,342,976
-----------------------------------------------------------------------
Omnicom Group Inc.                               209,462     10,678,373
=======================================================================
                                                             20,021,349
=======================================================================

AEROSPACE & DEFENSE-0.59%

Honeywell International Inc.                      37,029      2,236,922
=======================================================================

APPAREL RETAIL-2.11%

Gap, Inc. (The)                                  422,821      7,991,317
=======================================================================

ASSET MANAGEMENT & CUSTODY BANKS-2.24%

Bank of New York Mellon Corp. (The)              173,439      8,472,495
=======================================================================

BREWERS-3.34%

Molson Coors Brewing Co.-Class B                 221,190     12,658,704
=======================================================================

COMPUTER HARDWARE-4.62%

Dell Inc.(b)                                     571,627     17,491,786
=======================================================================

CONSTRUCTION MATERIALS-2.76%

Cemex S.A.B. de C.V.-ADR (Mexico)(b)             340,566     10,445,159
=======================================================================

DATA PROCESSING & OUTSOURCED SERVICES-3.08%

Western Union Co.(c)                             529,224     11,664,097
=======================================================================

EDUCATION SERVICES-3.85%

Apollo Group, Inc.-Class A(b)                    183,972     14,581,621
=======================================================================

ELECTRONIC MANUFACTURING SERVICES-1.15%

Tyco Electronics Ltd.                            122,544      4,371,144
=======================================================================

ENVIRONMENTAL & FACILITIES SERVICES-0.95%

Waste Management, Inc.                            98,924      3,599,844
=======================================================================

GENERAL MERCHANDISE STORES-3.04%

Target Corp.                                     187,738     11,519,604
=======================================================================

HEALTH CARE DISTRIBUTORS-3.67%

Cardinal Health, Inc.                            204,277     13,896,964
=======================================================================

HEALTH CARE EQUIPMENT-1.58%

Baxter International Inc.                        100,129      6,008,741
=======================================================================

HOME IMPROVEMENT RETAIL-1.76%

Home Depot, Inc. (The)                           211,347      6,659,544
=======================================================================

                                                SHARES        VALUE
-----------------------------------------------------------------------


HUMAN RESOURCE & EMPLOYMENT SERVICES-0.92%

Robert Half International, Inc.                  115,941   $  3,488,665
=======================================================================

INDUSTRIAL CONGLOMERATES-4.51%

General Electric Co.                             264,788     10,898,674
-----------------------------------------------------------------------
Tyco International Ltd.                          150,666      6,202,919
=======================================================================
                                                             17,101,593
=======================================================================

INDUSTRIAL MACHINERY-2.31%

Illinois Tool Works Inc.                         152,727      8,745,148
=======================================================================

INSURANCE BROKERS-1.19%

Marsh & McLennan Cos., Inc.                      174,618      4,520,860
=======================================================================

INVESTMENT BANKING & BROKERAGE-2.76%

Merrill Lynch & Co., Inc.                         64,843      4,280,935
-----------------------------------------------------------------------
Morgan Stanley                                    91,971      6,185,969
=======================================================================
                                                             10,466,904
=======================================================================

MANAGED HEALTH CARE-4.65%

UnitedHealth Group Inc.                          358,750     17,632,563
=======================================================================

MOVIES & ENTERTAINMENT-1.98%

Walt Disney Co. (The)                            216,414      7,494,417
=======================================================================

MULTI-LINE INSURANCE-1.72%

American International Group, Inc.                56,583      3,571,519
-----------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)     30,253      2,935,449
=======================================================================
                                                              6,506,968
=======================================================================

OIL & GAS DRILLING-3.54%

Transocean Inc.(b)                               112,510     13,430,319
=======================================================================

OIL & GAS EQUIPMENT & SERVICES-6.75%

Halliburton Co.                                  312,722     12,327,501
-----------------------------------------------------------------------
Schlumberger Ltd.                                137,265     13,255,681
=======================================================================
                                                             25,583,182
=======================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-5.54%

Citigroup Inc.                                   290,337     12,165,120
-----------------------------------------------------------------------
JPMorgan Chase & Co.                             187,613      8,817,811
=======================================================================
                                                             20,982,931
=======================================================================

PACKAGED FOODS & MEATS-1.64%

Unilever N.V. (Netherlands)(c)(d)                190,965      6,220,605
=======================================================================

AIM Large Cap Basic Value Fund


                                                SHARES        VALUE
-----------------------------------------------------------------------

PHARMACEUTICALS-5.75%

Pfizer Inc.                                      107,565   $  2,647,175
-----------------------------------------------------------------------
Sanofi-Aventis (France)(d)                       108,951      9,587,150
-----------------------------------------------------------------------
Wyeth                                            196,520      9,556,767
=======================================================================
                                                             21,791,092
=======================================================================

PROPERTY & CASUALTY INSURANCE-1.47%

ACE Ltd.                                          92,261      5,591,939
=======================================================================

SEMICONDUCTOR EQUIPMENT-2.94%

KLA-Tencor Corp.                                 211,966     11,160,010
=======================================================================

SYSTEMS SOFTWARE-6.26%

CA Inc.                                          492,655     13,030,725
-----------------------------------------------------------------------
Microsoft Corp.                                  290,163     10,680,900
=======================================================================
                                                             23,711,625
=======================================================================

THRIFTS & MORTGAGE FINANCE-3.20%

Fannie Mae                                       212,375     12,113,870
=======================================================================

WIRELESS TELECOMMUNICATION SERVICES-1.76%

Sprint Nextel Corp.                              389,832      6,666,127
=======================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $272,584,893)                         374,828,109
=======================================================================

                                                SHARES        VALUE
-----------------------------------------------------------------------


MONEY MARKET FUNDS-0.69%

Liquid Assets Portfolio-Institutional
  Class(e)                                     1,299,101   $  1,299,101
-----------------------------------------------------------------------
Premier Portfolio-Institutional Class(e)       1,299,101      1,299,101
=======================================================================
    Total Money Market Funds (Cost
      $2,598,202)                                             2,598,202
=======================================================================
TOTAL INVESTMENTS (excluding investments
  purchased with cash collateral from
  securities on loan)-99.60% (Cost
  $275,183,095)                                             377,426,311
=======================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES ON LOAN

MONEY MARKET FUNDS-1.30%

Liquid Assets Portfolio-Institutional Class
  (Cost $4,950,630)(e)(f)                      4,950,630      4,950,630
=======================================================================
TOTAL INVESTMENTS-100.90% (Cost $280,133,725)               382,376,941
-----------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES-(0.90)%                        (3,428,156)
-----------------------------------------------------------------------
NET ASSETS-100.00%                                         $378,948,785
_______________________________________________________________________
=======================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.
(b) Non-income producing security.
(c) All or a portion of this security was out on loan at October 31, 2007.
(d) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at October 31, 2007 was $15,807,755, which represented 4.17% of the Fund's Net Assets. See Note 1A.
(e) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(f) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Large Cap Basic Value Fund

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2007

ASSETS:

Investments, at value (Cost $272,584,893)*     $374,828,109
-----------------------------------------------------------
Investments in affiliated money market funds
  (Cost $7,548,832)                               7,548,832
-----------------------------------------------------------
Total investments (Cost $280,133,725)           382,376,941
-----------------------------------------------------------
Foreign currencies, at value (Cost $86)                  91
-----------------------------------------------------------
Receivables for:
  Investments sold                                2,060,380
-----------------------------------------------------------
  Fund shares sold                                  184,726
-----------------------------------------------------------
  Dividends                                         265,783
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               69,849
-----------------------------------------------------------
Other assets                                         24,863
===========================================================
    Total assets                                384,982,633
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                            681,633
-----------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 98,218
-----------------------------------------------------------
  Collateral upon return of securities loaned     4,950,630
-----------------------------------------------------------
Accrued distribution fees                            97,734
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            1,682
-----------------------------------------------------------
Accrued transfer agent fees                          96,383
-----------------------------------------------------------
Accrued operating expenses                          107,568
===========================================================
    Total liabilities                             6,033,848
===========================================================
Net assets applicable to shares outstanding    $378,948,785
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $247,686,091
-----------------------------------------------------------
Undistributed net investment income               1,389,802
-----------------------------------------------------------
Undistributed net realized gain                  27,629,671
-----------------------------------------------------------
Unrealized appreciation                         102,243,221
===========================================================
                                               $378,948,785
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $121,286,680
___________________________________________________________
===========================================================
Class B                                        $ 48,107,690
___________________________________________________________
===========================================================
Class C                                        $ 26,122,571
___________________________________________________________
===========================================================
Class R                                        $  2,313,940
___________________________________________________________
===========================================================
Investor Class                                 $ 35,232,025
___________________________________________________________
===========================================================
Institutional Class                            $145,885,879
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           7,302,357
___________________________________________________________
===========================================================
Class B                                           3,038,119
___________________________________________________________
===========================================================
Class C                                           1,649,820
___________________________________________________________
===========================================================
Class R                                             140,636
___________________________________________________________
===========================================================
Investor Class                                    2,117,185
___________________________________________________________
===========================================================
Institutional Class                               8,683,837
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      16.61
-----------------------------------------------------------
  Offering price per share
  (Net asset value of $16.61 divided by
    94.50%)                                    $      17.58
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $      15.83
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $      15.83
___________________________________________________________
===========================================================
Class R:
  Net asset value and offering price per
    share                                      $      16.45
___________________________________________________________
===========================================================
Investor Class:
  Net asset value and offering price per
    share                                      $      16.64
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per
    share                                      $      16.80
___________________________________________________________
===========================================================

* At October 31, 2007, securities with an aggregate value of $4,652,815 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Large Cap Basic Value Fund

STATEMENT OF OPERATIONS

For the year ended October 31, 2007

INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of $87,435)       $ 5,506,167
-------------------------------------------------------------------------
Dividends from affiliated money market funds (includes
  securities lending income of $25,903)                           530,166
-------------------------------------------------------------------------
Interest                                                            1,444
=========================================================================
    Total investment income                                     6,037,777
=========================================================================

EXPENSES:

Advisory fees                                                   2,238,142
-------------------------------------------------------------------------
Administrative services fees                                      135,795
-------------------------------------------------------------------------
Custodian fees                                                     25,778
-------------------------------------------------------------------------
Distribution fees:
  Class A                                                         315,794
-------------------------------------------------------------------------
  Class B                                                         556,092
-------------------------------------------------------------------------
  Class C                                                         273,594
-------------------------------------------------------------------------
  Class R                                                          10,522
-------------------------------------------------------------------------
  Investor Class                                                  104,868
-------------------------------------------------------------------------
Transfer agent fees -- A, B, C, R and Investor                    682,317
-------------------------------------------------------------------------
Transfer agent fees -- Institutional                                2,999
-------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          29,447
-------------------------------------------------------------------------
Other                                                             253,464
=========================================================================
    Total expenses                                              4,628,812
=========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangement(s)                                                  (55,663)
=========================================================================
    Net expenses                                                4,573,149
=========================================================================
Net investment income                                           1,464,628
=========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities (includes net gains from securities
    sold to affiliates of $244,134)                            29,368,753
-------------------------------------------------------------------------
  Foreign currencies                                               (7,603)
=========================================================================
                                                               29,361,150
=========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        11,232,316
-------------------------------------------------------------------------
  Foreign currencies                                                  (10)
=========================================================================
                                                               11,232,306
=========================================================================
Net realized and unrealized gain                               40,593,456
=========================================================================
Net increase in net assets resulting from operations          $42,058,084
_________________________________________________________________________
=========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Large Cap Basic Value Fund

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 2007 and 2006

                                                                  2007            2006
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $  1,464,628    $  1,462,430
------------------------------------------------------------------------------------------
  Net realized gain                                             29,361,150      29,621,018
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation                         11,232,306      22,507,916
==========================================================================================
    Net increase in net assets resulting from operations        42,058,084      53,591,364
==========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                         (498,576)             --
------------------------------------------------------------------------------------------
  Class R                                                           (3,479)             --
------------------------------------------------------------------------------------------
  Investor Class                                                  (176,357)             --
------------------------------------------------------------------------------------------
  Institutional Class                                             (807,963)       (190,287)
==========================================================================================
    Total distributions from net investment income              (1,486,375)       (190,287)
==========================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                       (6,267,491)             --
------------------------------------------------------------------------------------------
  Class B                                                       (3,114,044)             --
------------------------------------------------------------------------------------------
  Class C                                                       (1,409,975)             --
------------------------------------------------------------------------------------------
  Class R                                                          (91,691)             --
------------------------------------------------------------------------------------------
  Investor Class                                                (2,216,943)             --
------------------------------------------------------------------------------------------
  Institutional Class                                           (4,273,286)             --
==========================================================================================
    Total distributions from net realized gains                (17,373,430)             --
==========================================================================================
    Decrease in net assets resulting from distributions        (18,859,805)       (190,287)
==========================================================================================
Share transactions-net:
  Class A                                                      (13,104,751)    (21,403,749)
------------------------------------------------------------------------------------------
  Class B                                                      (15,493,611)    (17,625,053)
------------------------------------------------------------------------------------------
  Class C                                                       (2,511,429)     (3,141,903)
------------------------------------------------------------------------------------------
  Class R                                                          453,935         223,229
------------------------------------------------------------------------------------------
  Investor Class                                               (11,883,870)    (27,024,996)
------------------------------------------------------------------------------------------
  Institutional Class                                           52,942,693     (20,483,726)
==========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         10,402,967     (89,456,198)
==========================================================================================
    Net increase (decrease) in net assets                       33,601,246     (36,055,121)
==========================================================================================

NET ASSETS:

  Beginning of year                                            345,347,539     381,402,660
==========================================================================================
  End of year (including undistributed net investment income
    of $1,389,802 and $1,419,152, respectively)               $378,948,785    $345,347,539
__________________________________________________________________________________________
==========================================================================================

NOTES TO FINANCIAL STATEMENTS

October 31, 2007

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Large Cap Basic Value Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

AIM Large Cap Basic Value Fund


    The Fund's investment objective is long-term growth of capital.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

       Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

       Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

AIM Large Cap Basic Value Fund


       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

       The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

J. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

AIM Large Cap Basic Value Fund

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $1 billion                                              0.60%
--------------------------------------------------------------------
Next $1 billion                                               0.575%
--------------------------------------------------------------------
Over $2 billion                                               0.55%
 ___________________________________________________________________
====================================================================


    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Investor Class and Institutional Class shares to 1.22%, 1.97%, 1.97%, 1.47%, 1.22% and 0.97% of average daily net assets, respectively, through at least June 30, 2008. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above:
(i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with Invesco Ltd. ("Invesco") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the Fund may also benefit from a one time credit to be used to offset custodian expenses. These credits are used to pay certain expenses incurred by the Fund.

    Further, effective July 1, 2007, AIM has contractually agreed, through at least June 30, 2008, to waive 100% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). Prior to July 1, 2007, AIM had voluntarily agreed to waive 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds.

    For the year ended October 31, 2007, AIM waived advisory fees of $5,369 and reimbursed $23,744 of class level expenses for Class A, Class B, Class C, Class R and Investor Class in proportion to the net assets of each class.

    At the request of the Trustees of the Trust, Invesco agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the year ended October 31, 2007, Invesco reimbursed expenses of the Fund in the amount of $718.

    The Trust has entered into a master administrative services agreement with AIM pursuant to which the Fund has agreed to pay AIM for certain administrative costs incurred in providing accounting services, to the Fund. For the year ended October 31, 2007, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

    The Trust has entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") pursuant to which the Fund has agreed to pay AIS a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the year ended October 31, 2007, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R, Investor Class and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C, Class R and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares, 0.50% of the average daily net assets of Class R shares and 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Financial Industry Regulatory Authority ("FINRA"), formerly known as National Association of Securities Dealers, rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the year ended October 31, 2007, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended October 31, 2007, ADI advised the Fund that it retained $45,831 in front-end sales commissions from the sale of Class A shares and $115, $32,529, $2,518 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

AIM Large Cap Basic Value Fund

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the year ended October 31, 2007. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                     VALUE          PURCHASES          PROCEEDS            VALUE        DIVIDEND
FUND               10/31/06          AT COST          FROM SALES         10/31/07        INCOME
-------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class           $4,247,102       $ 51,823,674      $ (54,771,675)     $1,299,101      $252,685
-------------------------------------------------------------------------------------------------
Premier
Portfolio-Institutional
  Class            4,247,102         51,823,674        (54,771,675)      1,299,101       251,578
=================================================================================================
  Subtotal        $8,494,204       $103,647,348      $(109,543,350)     $2,598,202      $504,263
_________________________________________________________________________________________________
=================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                     VALUE          PURCHASES          PROCEEDS            VALUE        DIVIDEND
FUND               10/31/06          AT COST          FROM SALES         10/31/07        INCOME*
-------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class           $ 7,064,265      $199,753,755      $(201,867,390)     $4,950,630      $ 25,903
=================================================================================================
  Total
    Investments
    in
    Affiliates    $15,558,469      $303,401,103      $(311,410,740)     $7,548,832      $530,166
_________________________________________________________________________________________________
=================================================================================================

* Net of compensation to counterparties.

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the year ended October 31, 2007, the Fund engaged in securities sales of $627,743, which resulted in net realized gains of $244,134, and securities purchases of $24,266,387.

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions, (ii) custodian credits which result from periodic overnight cash balances at the custodian and (iii) a one time custodian fee credit used to offset custodian fees. For the year ended October 31, 2007, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $25,832.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended October 31, 2007, the Fund paid legal fees of $6,615 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

AIM Large Cap Basic Value Fund


    The Fund is a party to an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM, which are parties to the credit facility, can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the year ended October 31, 2007, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

    At October 31, 2007, securities with an aggregate value of $4,652,815 were on loan to brokers. The loans were secured by cash collateral of $4,950,630 received by the Fund and subsequently invested in an affiliated money market fund. For the year ended October 31, 2007, the Fund received dividends on cash collateral investments of $25,903 for securities lending transactions, which are net of compensation to counterparties.

NOTE 9--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended October 31, 2007 and 2006 was as follows:

                                                                 2007          2006
-------------------------------------------------------------------------------------
Distributions paid from:
Ordinary income                                               $ 1,486,375    $190,287
-------------------------------------------------------------------------------------
Long-term capital gain                                         17,373,430          --
=====================================================================================
  Total distributions                                         $18,859,805    $190,287
_____________________________________________________________________________________
=====================================================================================


TAX COMPONENTS OF NET ASSETS:

As of October 31, 2007, the components of net assets on a tax basis were as follows:

                                                                    2007
----------------------------------------------------------------------------
Undistributed ordinary income                                   $  3,634,301
----------------------------------------------------------------------------
Undistributed long-term gain                                      27,041,909
----------------------------------------------------------------------------
Net unrealized appreciation -- investments                       100,655,241
----------------------------------------------------------------------------
Temporary book/tax differences                                       (68,757)
----------------------------------------------------------------------------
Shares of beneficial interest                                    247,686,091
============================================================================
  Total net assets                                              $378,948,785
____________________________________________________________________________
============================================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's net unrealized appreciation difference is attributable primarily to losses on wash sales. The tax-basis net unrealized appreciation on investments amount includes appreciation on foreign currencies of $5.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

    The Fund does not have a capital loss carryforward as of October 31, 2007.

AIM Large Cap Basic Value Fund

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the year ended October 31, 2007 was $103,261,743 and $104,686,536, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $105,862,257
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities       (5,207,021)
==============================================================================
Net unrealized appreciation of investment securities             $100,655,236
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $281,721,705.

NOTE 11--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of foreign currency transactions, on October 31, 2007, undistributed net investment income was decreased by $7,603 and undistributed net realized gain was increased by $7,603. This reclassification had no effect on the net assets of the Fund.

AIM Large Cap Basic Value Fund

NOTE 12--SHARE INFORMATION

The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors.

    Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to a CDSC. Class B shares and Class C shares are sold with a CDSC. Class R shares, Investor Class and Institutional Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

                                            Changes in Shares Outstanding
---------------------------------------------------------------------------------------------------------------------
                                                                     YEAR ENDED                    Year ended
                                                                 OCTOBER 31, 2007(a)            October 31, 2006
                                                              -------------------------    --------------------------
                                                                SHARES        AMOUNT         SHARES         AMOUNT
---------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                        814,000    $13,271,412     2,003,429    $ 29,509,350
---------------------------------------------------------------------------------------------------------------------
  Class B                                                        238,390      3,644,754       745,722      10,546,710
---------------------------------------------------------------------------------------------------------------------
  Class C                                                        205,417      3,148,678       253,602       3,604,955
---------------------------------------------------------------------------------------------------------------------
  Class R                                                         58,586        936,624        52,039         761,417
---------------------------------------------------------------------------------------------------------------------
  Investor Class                                                 237,113      3,818,992       573,538       8,402,610
---------------------------------------------------------------------------------------------------------------------
  Institutional Class                                          3,476,446     55,679,328     4,261,077      63,124,408
=====================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                        411,557      6,346,212            --              --
---------------------------------------------------------------------------------------------------------------------
  Class B                                                        193,242      2,859,978            --              --
---------------------------------------------------------------------------------------------------------------------
  Class C                                                         89,508      1,324,724            --              --
---------------------------------------------------------------------------------------------------------------------
  Class R                                                          6,216         95,170            --              --
---------------------------------------------------------------------------------------------------------------------
  Investor Class                                                 152,527      2,356,544            --              --
---------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            327,087      5,079,666        13,123         190,287
=====================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        385,674      5,915,234       364,628       5,397,746
---------------------------------------------------------------------------------------------------------------------
  Class B                                                       (402,412)    (5,915,234)     (378,891)     (5,397,746)
=====================================================================================================================
Reacquired:
  Class A                                                     (2,409,982)   (38,637,609)   (3,835,554)    (56,310,845)
---------------------------------------------------------------------------------------------------------------------
  Class B                                                     (1,034,166)   (16,083,109)   (1,608,380)    (22,774,017)
---------------------------------------------------------------------------------------------------------------------
  Class C                                                       (456,071)    (6,984,831)     (478,309)     (6,746,858)
---------------------------------------------------------------------------------------------------------------------
  Class R                                                        (36,164)      (577,859)      (37,230)       (538,188)
---------------------------------------------------------------------------------------------------------------------
  Investor Class                                              (1,109,674)   (18,059,406)   (2,374,939)    (35,427,606)
---------------------------------------------------------------------------------------------------------------------
  Institutional Class                                           (472,752)    (7,816,301)   (5,684,681)    (83,798,421)
=====================================================================================================================
                                                                 674,542    $10,402,967    (6,130,826)   $(89,456,198)
_____________________________________________________________________________________________________________________
=====================================================================================================================

(a) There is one entity that is a record owner of more than 5% of the outstanding shares of the Fund and it owns 6% of the outstanding shares of the Fund. ADI has an agreement with this entity to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are owned beneficially.
() In addition, 35% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by AIM.

NOTE 13--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management has assessed the application of FIN 48 to the Fund and has determined that the adopting of FIN 48 is not expected to have a material impact on the Fund. Management intends for the Fund to adopt FIN 48 provisions during the fiscal year ending October 31, 2008 as required.

AIM Large Cap Basic Value Fund

NOTE 14--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                        CLASS A
                                                              -----------------------------------------------------------
                                                                                YEAR ENDED OCTOBER 31,
                                                              -----------------------------------------------------------
                                                                2007           2006        2005        2004        2003
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  15.64       $  13.52    $  12.36    $  11.39    $   9.20
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                                 0.06           0.06        0.02        0.01       (0.00)
-------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          1.76           2.06        1.14        0.96        2.19
=========================================================================================================================
    Total from investment operations                              1.82           2.12        1.16        0.97        2.19
=========================================================================================================================
Less distributions:
  Dividends from net investment income                           (0.06)            --          --          --          --
-------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                          (0.79)            --          --          --          --
=========================================================================================================================
    Total distributions                                          (0.85)            --          --          --          --
=========================================================================================================================
Net asset value, end of period                                $  16.61       $  15.64    $  13.52    $  12.36    $  11.39
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(b)                                                  12.08%         15.68%       9.38%       8.52%      23.80%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $121,287       $126,700    $129,410    $150,190    $121,980
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.23%(c)       1.22%       1.35%       1.33%       1.42%
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.24%(c)       1.28%       1.37%       1.35%       1.42%
=========================================================================================================================
Ratio of net investment income (loss) to average net assets       0.39%(c)       0.40%       0.15%       0.11%      (0.01)%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Portfolio turnover rate                                             29%            26%          9%         32%         41%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $126,317,768.

                                                                                     CLASS B
                                                              ------------------------------------------------------
                                                                              YEAR ENDED OCTOBER 31,
                                                              ------------------------------------------------------
                                                               2007          2006       2005       2004       2003
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 15.00       $ 13.06    $ 12.02    $ 11.15    $  9.07
--------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                               (0.06)        (0.05)     (0.07)     (0.07)     (0.07)
--------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)         1.68          1.99       1.11       0.94       2.15
====================================================================================================================
    Total from investment operations                             1.62          1.94       1.04       0.87       2.08
====================================================================================================================
Less distributions from net realized gains                      (0.79)           --         --         --         --
====================================================================================================================
Net asset value, end of period                                $ 15.83       $ 15.00    $ 13.06    $ 12.02    $ 11.15
____________________________________________________________________________________________________________________
====================================================================================================================
Total return(b)                                                 11.17%        14.86%      8.65%      7.80%     22.93%
____________________________________________________________________________________________________________________
====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $48,108       $60,627    $69,040    $84,896    $80,018
____________________________________________________________________________________________________________________
====================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 1.98%(c)      1.97%      2.03%      1.98%      2.07%
--------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              1.99%(c)      2.03%      2.05%      2.00%      2.07%
====================================================================================================================
Ratio of net investment income (loss) to average net assets     (0.36)%(c)    (0.35)%    (0.53)%    (0.54)%    (0.66)%
____________________________________________________________________________________________________________________
====================================================================================================================
Portfolio turnover rate                                            29%           26%         9%        32%        41%
____________________________________________________________________________________________________________________
====================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $55,609,167.

AIM Large Cap Basic Value Fund

                                                                                     CLASS C
                                                              ------------------------------------------------------
                                                                              YEAR ENDED OCTOBER 31,
                                                              ------------------------------------------------------
                                                               2007          2006       2005       2004       2003
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 14.99       $ 13.06    $ 12.02    $ 11.15    $  9.07
--------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                               (0.06)        (0.05)     (0.07)     (0.07)     (0.07)
--------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)         1.69          1.98       1.11       0.94       2.15
====================================================================================================================
    Total from investment operations                             1.63          1.93       1.04       0.87       2.08
====================================================================================================================
Less distributions from net realized gains                      (0.79)           --         --         --         --
====================================================================================================================
Net asset value, end of period                                $ 15.83       $ 14.99    $ 13.06    $ 12.02    $ 11.15
____________________________________________________________________________________________________________________
====================================================================================================================
Total return(b)                                                 11.25%        14.78%      8.65%      7.80%     22.93%
____________________________________________________________________________________________________________________
====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $26,123       $27,153    $26,593    $30,835    $26,566
____________________________________________________________________________________________________________________
====================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 1.98%(c)      1.97%      2.03%      1.98%      2.07%
--------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              1.99%(c)      2.03%      2.05%      2.00%      2.07%
====================================================================================================================
Ratio of net investment income (loss) to average net assets     (0.36)%(c)    (0.35)%    (0.53)%    (0.54)%    (0.66)%
____________________________________________________________________________________________________________________
====================================================================================================================
Portfolio turnover rate                                            29%           26%         9%        32%        41%
____________________________________________________________________________________________________________________
====================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $27,359,424.

                                                                                   CLASS R
                                                              --------------------------------------------------
                                                                            YEAR ENDED OCTOBER 31,
                                                              --------------------------------------------------
                                                               2007          2006      2005      2004      2003
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 15.50       $13.44    $12.31    $11.36    $ 9.20
----------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                                0.02         0.02     (0.00)    (0.01)    (0.02)
----------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)         1.75         2.04      1.13      0.96      2.18
================================================================================================================
    Total from investment operations                             1.77         2.06      1.13      0.95      2.16
================================================================================================================
Less distributions:
  Dividends from net investment income                          (0.03)          --        --        --        --
----------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                         (0.79)          --        --        --        --
================================================================================================================
    Total distributions                                         (0.82)          --        --        --        --
================================================================================================================
Net asset value, end of period                                $ 16.45       $15.50    $13.44    $12.31    $11.36
________________________________________________________________________________________________________________
================================================================================================================
Total return(b)                                                 11.82%       15.33%     9.18%     8.36%    23.48%
________________________________________________________________________________________________________________
================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $ 2,314       $1,736    $1,306    $  991    $  588
________________________________________________________________________________________________________________
================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 1.48%(c)     1.47%     1.53%     1.48%     1.57%
----------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              1.49%(c)     1.53%     1.55%     1.50%     1.57%
================================================================================================================
Ratio of net investment income (loss) to average net assets      0.14%(c)     0.15%    (0.03)%   (0.04)%   (0.16)%
________________________________________________________________________________________________________________
================================================================================================================
Portfolio turnover rate                                            29%          26%        9%       32%       41%
________________________________________________________________________________________________________________
================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
(c)  Ratios are based on average daily net assets of $2,104,308.

AIM Large Cap Basic Value Fund

                                                                                        INVESTOR CLASS
                                                              ------------------------------------------------------------------
                                                                                                             SEPTEMBER 30, 2003
                                                                        YEAR ENDED OCTOBER 31,               (COMMENCEMENT DATE)
                                                              -------------------------------------------      TO OCTOBER 31,
                                                               2007          2006       2005       2004             2003
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 15.67       $ 13.55    $ 12.37    $ 11.39          $ 10.98
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                                       0.06          0.06       0.03       0.03             0.00
--------------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)         1.76          2.06       1.15       0.95             0.41
================================================================================================================================
    Total from investment operations                             1.82          2.12       1.18       0.98             0.41
================================================================================================================================
Less distributions:
  Dividends from net investment income                          (0.06)           --         --         --               --
--------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                         (0.79)           --         --         --               --
================================================================================================================================
    Total distributions                                         (0.85)           --         --         --               --
================================================================================================================================
Net asset value, end of period                                $ 16.64       $ 15.67    $ 13.55    $ 12.37          $ 11.39
________________________________________________________________________________________________________________________________
================================================================================================================================
Total return(b)                                                 12.06%        15.65%      9.54%      8.60%            3.73%
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $35,232       $44,452    $62,838    $70,548          $   178
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 1.23%(c)      1.22%      1.28%      1.24%            1.25%(d)
--------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              1.24%(c)      1.28%      1.30%      1.25%            1.25%(d)
================================================================================================================================
Ratio of net investment income to average net assets             0.39%(c)      0.40%      0.22%      0.20%            0.16%(d)
________________________________________________________________________________________________________________________________
================================================================================================================================
Portfolio turnover rate(e)                                         29%           26%         9%        32%              41%
________________________________________________________________________________________________________________________________
================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $41,947,354.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                                INSTITUTIONAL CLASS
                                                              --------------------------------------------------------
                                                                                                     APRIL 30, 2004
                                                                   YEAR ENDED OCTOBER 31,          (COMMENCEMENT DATE)
                                                              ---------------------------------      TO OCTOBER 31,
                                                                2007          2006       2005             2004
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  15.82       $ 13.63    $ 12.38          $ 12.62
----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                                        0.15          0.13       0.10             0.04
----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   1.77          2.09       1.15            (0.28)
======================================================================================================================
    Total from investment operations                              1.92          2.22       1.25            (0.24)
======================================================================================================================
Less distributions:
  Dividends from net investment income                           (0.15)        (0.03)        --               --
----------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                          (0.79)           --         --               --
======================================================================================================================
    Total distributions                                          (0.94)        (0.03)        --               --
======================================================================================================================
Net asset value, end of period                                $  16.80       $ 15.82    $ 13.63          $ 12.38
______________________________________________________________________________________________________________________
======================================================================================================================
Total return(b)                                                  12.62%        16.28%     10.10%           (1.90)%
______________________________________________________________________________________________________________________
======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $145,886       $84,679    $92,214          $18,745
______________________________________________________________________________________________________________________
======================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.72%(c)      0.73%      0.76%            0.80%(d)
----------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.72%(c)      0.73%      0.77%            0.81%(d)
======================================================================================================================
Ratio of net investment income to average net assets              0.90%(c)      0.89%      0.74%            0.64%(d)
______________________________________________________________________________________________________________________
======================================================================================================================
Portfolio turnover rate(e)                                          29%           26%         9%              32%
______________________________________________________________________________________________________________________
======================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $119,685,708.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Large Cap Basic Value Fund


NOTE 15--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING


On July 6, 2007, the Securities and Exchange Commission ("SEC") published notice of two proposed distribution plans ("Distribution Plans") for the distribution of monies placed into two separate Fair Funds created pursuant to a settlement reached on October 8, 2004 between Invesco Funds Group, Inc. ("IFG"), A I M Advisors, Inc. ("AIM") and A I M Distributors, Inc. and the SEC (the "Order"). One of the Fair Funds consists of $325 million, plus interest and any contributions by other settling parties, for distribution to shareholders of certain mutual funds formerly advised by IFG who may have been harmed by market timing and related activity. The second Fair Fund consists of $50 million, plus interest and any contributions by other settling parties, for distribution to shareholders of mutual funds advised by AIM who may have been harmed by market timing and related activity. Comments on the Distribution Plans were due no later than August 6, 2007 and the Distribution Plans are awaiting final approval by the SEC. Distributions from the Fair Funds will begin after the SEC finally approves the Distribution Plans. The proposed Distribution Plans provide for distribution to all eligible investors, for the periods spanning January 1, 2000 through July 31, 2003 (for the IFG Fair Fund) and January 1, 2001 through September 30, 2003 (for the AIM Fair Fund), their proportionate share of the applicable Fair Fund to compensate such investors for injury they may have suffered as a result of market timing in the affected funds. The Distribution Plans include a provision for any residual amounts in the Fair Funds to be distributed in the future to the affected funds. Because the Distribution Plans have not received final approval from the SEC and distribution of the Fair Funds has not yet commenced, management of AIM and the Fund are unable to estimate the amount of distribution to be made to the Fund, if any.

    At the request of the trustees of the AIM Funds, Invesco Ltd. ("Invesco"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES


    On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM's time to respond to that Order has been indefinitely suspended.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds; and

    - that certain AIM Funds inadequately employed fair value pricing.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in Invesco's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the Invesco defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM Large Cap Basic Value Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of AIM Equity Funds and Shareholders of AIM Large Cap Basic Value Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AIM Large Cap Basic Value Fund (one of the funds constituting AIM Equity Funds, hereafter referred to as the "Fund") at October 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the periods ended on or before October 31, 2004 were audited by another independent registered public accounting firm whose report, dated December 15, 2004, expressed an unqualified opinion on those financial highlights.

PricewaterhouseCoopers LLP

December 19, 2007
Houston, Texas

AIM Large Cap Basic Value Fund

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2007, through October 31, 2007.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                                                                    HYPOTHETICAL
                                                                              (5% ANNUAL RETURN BEFORE
                                                       ACTUAL                        EXPENSES)
                             BEGINNING         ENDING         EXPENSES         ENDING         EXPENSES      ANNUALIZED
                           ACCOUNT VALUE    ACCOUNT VALUE    PAID DURING    ACCOUNT VALUE    PAID DURING     EXPENSE
      SHARE CLASS           (05/01/07)      (10/31/07)(1)     PERIOD(2)      (10/31/07)       PERIOD(2)       RATIO
           A                 $1,000.00        $1,024.00        $ 6.27         $1,019.00        $ 6.26          1.23%
           B                  1,000.00         1,019.30         10.08          1,015.22         10.06          1.98
           C                  1,000.00         1,020.00         10.08          1,015.22         10.06          1.98
           R                  1,000.00         1,022.40          7.54          1,017.74          7.53          1.48
       Investor               1,000.00         1,024.00          6.27          1,019.00          6.26          1.23

(1) The actual ending account value is based on the actual total return of the Fund for the period May 1, 2007, through October 31, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

Supplement to Annual Report dated 10/31/07

AIM Large Cap Basic Value Fund
                                             ==========================================
Institutional Class Shares                   AVERAGE ANNUAL TOTAL RETURNS                    PLEASE NOTE THAT PAST PERFORMANCE IS
                                             For periods ended 10/31/07                   NOT INDICATIVE OF FUTURE RESULTS. MORE
The following information has been                                                        RECENT RETURNS MAY BE MORE OR LESS THAN
prepared to provide Institutional Class      Inception                            7.66%   THOSE SHOWN. ALL RETURNS ASSUME
shareholders with a performance overview        5 Years                          14.17    REINVESTMENT OF DISTRIBUTIONS AT NAV.
specific to their holdings. Institutional       1 Year                           12.62    INVESTMENT RETURN AND PRINCIPAL VALUE WILL
Class shares are offered exclusively to                                                   FLUCTUATE SO YOUR SHARES, WHEN REDEEMED,
institutional investors, including defined   AVERAGE ANNUAL TOTAL RETURNS                 MAY BE WORTH MORE OR LESS THAN THEIR
contribution plans that meet certain         For periods ended 9/30/07, most recent       ORIGINAL COST. SEE FULL REPORT FOR
criteria.                                    calendar quarter-end                         INFORMATION ON COMPARATIVE BENCHMARKS.
                                                                                          PLEASE CONSULT YOUR FUND PROSPECTUS FOR
                                             Inception                            7.39%   MORE INFORMATION. FOR THE MOST CURRENT
                                                5 Years                          14.99    MONTH-END PERFORMANCE, PLEASE CALL
                                                1 Year                           12.96    800-451-4246 OR VISIT AIMINVESTMENTS.COM.
                                             ==========================================

                                             INSTITUTIONAL CLASS SHARES' INCEPTION DATE
                                             IS APRIL 30, 2004. RETURNS SINCE THAT DATE
                                             ARE HISTORICAL RETURNS. ALL OTHER RETURNS
                                             ARE BLENDED RETURNS OF HISTORICAL
                                             INSTITUTIONAL CLASS SHARE PERFORMANCE AND
                                             RESTATED CLASS A SHARE PERFORMANCE (FOR
                                             PERIODS PRIOR TO THE INCEPTION DATE OF
                                             INSTITUTIONAL CLASS SHARES) AT NET ASSET
                                             VALUE (NAV) AND REFLECT THE HIGHER RULE
                                             12B-1 FEES APPLICABLE TO CLASS A SHARES.
                                             CLASS A SHARES' INCEPTION DATE IS JUNE 30,
                                             1999.

                                                INSTITUTIONAL CLASS SHARES HAVE NO
                                             SALES CHARGE; THEREFORE, PERFORMANCE IS AT
                                             NAV. PERFORMANCE OF INSTITUTIONAL CLASS
                                             SHARES WILL DIFFER FROM PERFORMANCE OF
==========================================   OTHER SHARE CLASSES PRIMARILY DUE TO
NASDAQ SYMBOL                        LCBIX   DIFFERING SALES CHARGES AND CLASS
==========================================   EXPENSES.

Over for information on your Fund's expenses.

=======================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS,
WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES.
INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
=======================================================================================

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

AIMinvestments.com              LCBV-INS-1              A I M Distributors, Inc.

                                                        [AIM INVESTMENTS LOGO]
                                                      -- REGISTERED TRADEMARK --

AIM Large Cap Basic Value Fund

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2007, through October 31, 2007.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                                                                  HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE
                                                     ACTUAL                        EXPENSES)
                           BEGINNING         ENDING         EXPENSES         ENDING         EXPENSES      ANNUALIZED
                         ACCOUNT VALUE    ACCOUNT VALUE    PAID DURING    ACCOUNT VALUE    PAID DURING     EXPENSE
SHARE CLASS               (05/01/07)      (10/31/07)(1)     PERIOD(2)      (10/31/07)       PERIOD(2)       RATIO
Institutional              $1,000.00        $1,026.30         $3.63         $1,021.63         $3.62          0.71%

(1) The actual ending account value is based on the actual total return of the Fund for the period May 1, 2007, through October 31, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

AIMinvestments.com     LCBV-INS-1     A I M Distributors, Inc.

AIM Large Cap Basic Value Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the Board) of AIM     Sub-Committee's recommendations and makes    fees, expense limitations and/or fee
Equity Funds is required under the           its own recommendations regarding the        waivers.
Investment Company Act of 1940 to approve    performance, fees and expenses of the AIM
annually the renewal of the AIM Large Cap    Funds to the full Board. Moreover, the       A. NATURE, EXTENT AND QUALITY OF SERVICES
Basic Value Fund (the Fund) investment       Investments Committee considers each            PROVIDED BY AIM
advisory agreement with A I M Advisors,      Sub-Committee's recommendations in making
Inc. (AIM). During contract renewal          its annual recommendation to the Board       The Board reviewed the advisory services
meetings held on June 25-27, 2007, the       whether to approve the continuance of each   provided to the Fund by AIM under the
Board as a whole and the disinterested or    AIM Fund's investment advisory agreement     Fund's advisory agreement, the performance
"independent" Trustees, voting separately,   and sub-advisory agreement, if applicable    of AIM in providing these services, and
approved the continuance of the Fund's       (advisory agreements), for another year.     the credentials and experience of the
investment advisory agreement for another                                                 officers and employees of AIM who provide
year, effective July 1, 2007. In doing so,      The independent Trustees, as mentioned    these services. The Board's review of the
the Board determined that the Fund's         above, are assisted in their annual          qualifications of AIM to provide these
advisory agreement is in the best            evaluation of the advisory agreements by     services included the Board's
interests of the Fund and its shareholders   the independent Senior Officer. One          consideration of AIM's portfolio and
and that the compensation to AIM under the   responsibility of the Senior Officer is to   product review process, various back
Fund's advisory agreement is fair and        manage the process by which the AIM Funds'   office support functions provided by AIM,
reasonable.                                  proposed management fees are negotiated      and AIM's equity and fixed income trading
                                             during the annual contract renewal process   operations. The Board concluded that the
   The independent Trustees met separately   to ensure that they are negotiated in a      nature, extent and quality of the advisory
during their evaluation of the Fund's        manner which is at arms' length and          services provided to the Fund by AIM were
investment advisory agreement with           reasonable. Accordingly, the Senior          appropriate and that AIM currently is
independent legal counsel from whom they     Officer must either supervise a              providing satisfactory advisory services
received independent legal advice, and the   competitive bidding process or prepare an    in accordance with the terms of the Fund's
independent Trustees also received           independent written evaluation. The Senior   advisory agreement. In addition, based on
assistance during their deliberations from   Officer has recommended that an              their ongoing meetings throughout the year
the independent Senior Officer, a            independent written evaluation be provided   with the Fund's portfolio managers, the
full-time officer of the AIM Funds who       and, upon the direction of the Board, has    Board concluded that these individuals are
reports directly to the independent          prepared an independent written              competent and able to continue to carry
Trustees. The following discussion more      evaluation.                                  out their responsibilities under the
fully describes the process employed by                                                   Fund's advisory agreement.
the Board to evaluate the performance of        During the annual contract renewal
the AIM Funds (including the Fund)           process, the Board considered the factors       In determining whether to continue the
throughout the year and, more                discussed below under the heading "Factors   Fund's advisory agreement, the Board
specifically, during the annual contract     and Conclusions and Summary of Independent   considered the prior relationship between
renewal meetings.                            Written Fee Evaluation" in evaluating the    AIM and the Fund, as well as the Board's
                                             fairness and reasonableness of the Fund's    knowledge of AIM's operations, and
THE BOARD'S FUND EVALUATION PROCESS          advisory agreement at the contract renewal   concluded that it was beneficial to
                                             meetings and at their meetings throughout    maintain the current relationship, in
The Board's Investments Committee has        the year as part of their ongoing            part, because of such knowledge. The Board
established three Sub-Committees which are   oversight of the Fund. The Fund's advisory   also considered the steps that AIM and its
responsible for overseeing the management    agreement was considered separately,         affiliates have taken over the last
of a number of the series portfolios of      although the Board also considered the       several years to improve the quality and
the AIM Funds. This SubCommittee structure   common interests of all of the AIM Funds     efficiency of the services they provide to
permits the Trustees to focus on the         in their deliberations. The Board            the Funds in the areas of investment
performance of the AIM Funds that have       comprehensively considered all of the        performance, product line diversification,
been assigned to them. The Sub-Committees    information provided to them and did not     distribution, fund operations, shareholder
meet throughout the year to review the       identify any particular factor that was      services and compliance. The Board
performance of their assigned funds, and     controlling. Furthermore, each Trustee may   concluded that the quality and efficiency
the Sub-Committees review monthly and        have evaluated the information provided      of the services AIM and its affiliates
quarterly comparative performance            differently from one another and             provide to the AIM Funds in each of these
information and periodic asset flow data     attributed different weight to the various   areas have generally improved, and support
for their assigned funds. These materials    factors. The Trustees recognized that the    the Board's approval of the continuance of
are prepared under the direction and         advisory arrangements and resulting          the Fund's advisory agreement.
supervision of the independent Senior        advisory fees for the Fund and the other
Officer. Over the course of each year, the   AIM Funds are the result of years of         B. FUND PERFORMANCE
SubCommittees meet with portfolio managers   review and negotiation between the
for their assigned funds and other members   Trustees and AIM, that the Trustees may      The Board compared the Fund's performance
of management and review with these          focus to a greater extent on certain         during the past one, three and five
individuals the performance, investment      aspects of these arrangements in some        calendar years to the performance of funds
objective(s), policies, strategies and       years than others, and that the Trustees'    in the Fund's Lipper peer group that are
limitations of these funds.                  deliberations and conclusions in a           not managed by AIM, and against the
                                             particular year may be based in part on      performance of all funds in the Lipper
   In addition to their meetings             their deliberations and conclusions of       Large-Cap Value Funds Index. The Board
throughout the year, the Sub-Committees      these same arrangements throughout the       also reviewed the methodology used by
meet at designated contract renewal          year and in prior years.                     Lipper to identify the Fund's peers. The
meetings each year to conduct an in-depth                                                 Board noted that the Fund's performance
review of the performance, fees and          FACTORS AND CONCLUSIONS AND SUMMARY OF       was below the median performance of its
expenses of their assigned funds. During     INDEPENDENT WRITTEN FEE EVALUATION           peers for the one, three and five year
the contract renewal process, the Trustees                                                periods. The Board noted that the Fund's
receive comparative performance and fee      The discussion below serves as a summary     performance was below the performance of
data regarding all the AIM Funds prepared    of the Senior Officer's independent          the Index for the one, three and five year
by an independent company, Lipper, Inc.,     written evaluation, as well as a             periods. The Board also considered the
under the direction and supervision of the   discussion of the material factors and       steps AIM has taken over the last several
independent Senior Officer who also          related conclusions that formed the basis    years to improve the quality and
prepares a separate analysis of this         for the Board's approval of the Fund's       efficiency of the services that AIM
information for the Trustees. Each           advisory agreement. Unless otherwise         provides to the AIM Funds. The Board
Sub-Committee then makes recommendations     stated, information set forth below is as    concluded that AIM continues to be
to the Investments Committee regarding the   of June 27, 2007 and does not reflect any    responsive to the Board's focus on fund
performance, fees and expenses of their      changes that may have occurred since that    performance. However, due to the Fund's
assigned funds. The Investments Committee    date, including but not limited to changes   underperformance, the Board also concluded
considers each                               to the Fund's performance, advisory          that it would be appropriate for the Board
                                                                                          to continue to closely monitor and

                                                                                                                         (continued)

AIM Large Cap Basic Value Fund

review the performance of the Fund.          fee information and the expense limitation   G. COLLATERAL BENEFITS TO AIM AND ITS
Although the independent written             discussed above, the Board concluded that       AFFILIATES
evaluation of the Fund's Senior Officer      the Fund's advisory fees were fair and
(discussed below) only considered Fund       reasonable.                                  The Board considered various other
performance through the most recent                                                       benefits received by AIM and its
calendar year, the Board also reviewed       D. ECONOMIES OF SCALE AND BREAKPOINTS        affiliates resulting from AIM's
more recent Fund performance and this                                                     relationship with the Fund, including the
review did not change their conclusions.     The Board considered the extent to which     fees received by AIM and its affiliates
                                             there are economies of scale in AIM's        for their provision of administrative,
C. ADVISORY FEES AND FEE WAIVERS             provision of advisory services to the        transfer agency and distribution services
                                             Fund. The Board also considered whether      to the Fund. The Board considered the
The Board compared the Fund's contractual    the Fund benefits from such economies of     performance of AIM and its affiliates in
advisory fee rate to the contractual         scale through contractual breakpoints in     providing these services and the
advisory fee rates of funds in the Fund's    the Fund's advisory fee schedule or          organizational structure employed by AIM
Lipper peer group that are not managed by    through advisory fee waivers or expense      and its affiliates to provide these
AIM, at a common asset level and as of the   limitations. The Board noted that the        services. The Board also considered that
end of the past calendar year. The Board     Fund's contractual advisory fee schedule     these services are provided to the Fund
noted that the Fund's advisory fee rate      includes two breakpoints but that, due to    pursuant to written contracts which are
was below the median advisory fee rate of    the Fund's asset level at the end of the     reviewed and approved on an annual basis
its peers. The Board also reviewed the       past calendar year and the way in which      by the Board. The Board concluded that AIM
methodology used by Lipper and noted that    the breakpoints have been structured, the    and its affiliates were providing these
the contractual fee rates shown by Lipper    Fund has yet to benefit from the             services in a satisfactory manner and in
include any applicable long-term             breakpoints. Based on this information,      accordance with the terms of their
contractual fee waivers. The Board also      the Board concluded that the Fund's          contracts, and were qualified to continue
compared the Fund's contractual advisory     advisory fees would reflect economies of     to provide these services to the Fund.
fee rate to the contractual advisory fee     scale at higher asset levels. The Board
rates of other clients of AIM and its        also noted that the Fund shares directly        The Board considered the benefits
affiliates with investment strategies        in economies of scale through lower fees     realized by AIM as a result of portfolio
comparable to those of the Fund, including   charged by third party service providers     brokerage transactions executed through
three mutual funds advised by AIM, one       based on the combined size of all of the     "soft dollar" arrangements. Under these
mutual fund sub-advised by an AIM            AIM Funds and affiliates.                    arrangements, portfolio brokerage
affiliate, and one offshore fund advised                                                  commissions paid by the Fund and/or other
and sub-advised by AIM affiliates. The       E. PROFITABILITY AND FINANCIAL RESOURCES     funds advised by AIM are used to pay for
Board noted that the Fund's rate was: (i)       OF AIM                                    research and execution services. The Board
the same as the rate for one of the mutual                                                noted that soft dollar arrangements shift
funds and below the rates for two of the     The Board reviewed information from AIM      the payment obligation for the research
mutual funds; (ii) above the sub-advisory    concerning the costs of the advisory and     and executions services from AIM to the
fee rate for the sub-advised mutual fund,    other services that AIM and its affiliates   funds and therefore may reduce AIM's
although the advisory fee rate for such      provide to the Fund and the profitability    expenses. The Board also noted that
sub-advised fund was above the Fund's; and   of AIM and its affiliates in providing       research obtained through soft dollar
(iii) below the advisory fee rate for the    these services. The Board also reviewed      arrangements may be used by AIM in making
offshore fund.                               information concerning the financial         investment decisions for the Fund and may
                                             condition of AIM and its affiliates. The     therefore benefit Fund shareholders. The
   Additionally, the Board compared the      Board also reviewed with AIM the             Board concluded that AIM's soft dollar
Fund's contractual advisory fee rate to      methodology used to prepare the              arrangements were appropriate. The Board
the total advisory fees paid by numerous     profitability information. The Board         also concluded that, based on their review
separately managed accounts/wrap accounts    considered the overall profitability of      and representations made by AIM, these
advised by an AIM affiliate. The Board       AIM, as well as the profitability of AIM     arrangements were consistent with
noted that the Fund's rate was generally     in connection with managing the Fund. The    regulatory requirements.
above the rates for the separately managed   Board noted that AIM continues to operate
accounts/wrap accounts. The Board            at a net profit, although increased             The Board considered the fact that the
considered that management of the            expenses in recent years have reduced the    Fund's uninvested cash and cash collateral
separately managed accounts/wrap accounts    profitability of AIM and its affiliates.     from any securities lending arrangements
by the AIM affiliate involves different      The Board concluded that the Fund's          may be invested in money market funds
levels of services and different             advisory fees were fair and reasonable,      advised by AIM pursuant to procedures
operational and regulatory requirements      and that the level of profits realized by    approved by the Board. The Board noted
than AIM's management of the Fund. The       AIM and its affiliates from providing        that AIM will receive advisory fees from
Board concluded that these differences are   services to the Fund was not excessive in    these affiliated money market funds
appropriately reflected in the fee           light of the nature, quality and extent of   attributable to such investments, although
structure for the Fund and the separately    the services provided. The Board             AIM has contractually agreed to waive the
managed accounts/wrap accounts.              considered whether AIM is financially        advisory fees payable by the Fund with
                                             sound and has the resources necessary to     respect to its investment of uninvested
   The Board noted that AIM has              perform its obligations under the Fund's     cash in these affiliated money market
contractually agreed to waive fees and/or    advisory agreement, and concluded that AIM   funds through at least June 30, 2008. The
limit expenses of the Fund through at        has the financial resources necessary to     Board considered the contractual nature of
least June 30, 2008 in an amount necessary   fulfill these obligations.                   this fee waiver and noted that it remains
to limit total annual operating expenses                                                  in effect until at least June 30, 2008.
to a specified percentage of average daily   F. INDEPENDENT WRITTEN EVALUATION OF THE     The Board concluded that the Fund's
net assets for each class of the Fund. The      FUND'S SENIOR OFFICER                     investment of uninvested cash and cash
Board considered the contractual nature of                                                collateral from any securities lending
this fee waiver and noted that it remains    The Board noted that, upon their             arrangements in the affiliated money
in effect until at least June 30, 2008.      direction, the Senior Officer of the Fund,   market funds is in the best interests of
The Board reviewed the Fund's effective      who is independent of AIM and AIM's          the Fund and its shareholders.
advisory fee rate, after taking account of   affiliates, had prepared an independent
this expense limitations, and considered     written evaluation to assist the Board in
the effect this expense limitation would     determining the reasonableness of the
have on the Fund's estimated total           proposed management fees of the AIM Funds,
expenses. The Board concluded that the       including the Fund. The Board noted that
levels of fee waivers/expense limitations    they had relied upon the Senior Officer's
for the Fund were fair and reasonable.       written evaluation instead of a
After taking account of the Fund's           competitive bidding process. In
contractual advisory fee rate, as well as    determining whether to continue the Fund's
the comparative advisory                     advisory agreement, the Board considered
                                             the Senior Officer's written evaluation.

AIM Large Cap Basic Value Fund

TAX INFORMATION

Form 1099-DIV, Form 1042-S and other year -- end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

  The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended October 31, 2007:

       FEDERAL AND STATE INCOME TAX

         Long-Term Capital Gain Dividends                      $17,373,430
         Qualified Dividend Income*                                    100%
         Corporate Dividends Received Deduction*                       100%

       * The above percentages are based on ordinary income dividends paid to shareholders during the fund's fiscal year.

       NON-RESIDENT ALIEN SHAREHOLDERS

         Qualified Interest Income**                                6.31%

       ** The above percentage is based on income dividends paid to shareholders during the fund's fiscal year.

ADDITIONAL NON-RESIDENT ALIEN SHAREHOLDER INFORMATION

The percentages of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended January 31, 2007, April 30, 2007, July 31, 2007 and October 31, 2007 were 12.53%, 10.86%, 7.54%, and 7.59%, respectively.

DISTRIBUTION INFORMATION

Shareholders were sent a notice from the Fund that set forth an estimate on a per share basis of the source or sources from which the distribution was paid in December of 2006. Subsequently, this estimate has been corrected in part. Listed below is a written statement of the sources of this distribution, as corrected, on a generally accepted accounting principles ("GAAP") basis.

                                                   GAIN FROM SALE OF
                                     NET INCOME       SECURITIES        RETURN OF PRINCIPAL    TOTAL DISTRIBUTION
-----------------------------------------------------------------------------------------------------------------
12/15/06   Class A                    $0.0858           $0.7115               $0.0563               $0.8536
-----------------------------------------------------------------------------------------------------------------
12/15/06   Class B                    $ 0.000           $0.7115               $0.0792               $0.7907
-----------------------------------------------------------------------------------------------------------------
12/15/06   Class C                    $ 0.000           $0.7115               $0.0792               $0.7907
-----------------------------------------------------------------------------------------------------------------
12/15/06   Class R                    $0.0531           $0.7115               $0.5610               $0.8207
-----------------------------------------------------------------------------------------------------------------
12/15/06   Investor Class             $0.0858           $0.7115               $0.0563               $0.8536
-----------------------------------------------------------------------------------------------------------------
12/15/06   Institutional Class        $0.1727           $0.7115               $0.0560               $0.9402
_________________________________________________________________________________________________________________
=================================================================================================================


    Please note that the information in the preceding chart is for financial accounting purposes only. Shareholders should be aware that the tax treatment of distributions may differ from their GAAP treatment. The tax treatment of distributions was set forth in a Form 1099-DIV for the 2006 calendar year. This information is being provided to comply with certain U.S. Securities and Exchange Commission requirements.

AIM Large Cap Basic Value Fund

TRUSTEES AND OFFICERS



The address of each trustee and officer of AIM Equity Funds (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Each trustee oversees 104 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

                                                                                       OTHER
                                  TRUSTEE                                              TRUSTEESHIP(S)/
NAME, YEAR OF BIRTH AND           AND/OR                                               DIRECTORSHIP(S)
POSITION(S) HELD WITH THE         OFFICER    PRINCIPAL OCCUPATION(S)                   HELD BY
TRUST                             SINCE      DURING PAST 5 YEARS                       TRUSTEE/ DIRECTOR
-------------------------------------------------------------------------------------------------------------------------
 Interested Persons
-------------------------------------------------------------------------------------------------------------------------

  Martin L. Flanagan(1) -- 1960   2007       Director, Chief Executive Officer and     None
  Trustee                                    President, Invesco Ltd. (ultimate parent
                                             of AIM and a global investment
                                             management firm) and, INVESCO PLC
                                             (parent of AIM and a global investment
                                             management firm); Chairman, A I M
                                             Advisors, Inc. (registered investment
                                             advisor); Director, Chairman, Chief
                                             Executive Officer and President, IVZ
                                             Inc. (holding company); and INVESCO
                                             North American Holdings, Inc. (holding
                                             company); Chairman and President,
                                             INVESCO Group Services, Inc. (service
                                             provider); Trustee, The AIM Family of
                                             Funds(R); Vice Chairman, Investment
                                             Company Institute; and Member of
                                             Executive Board, SMU Cox School of
                                             Business

                                             Formerly: Chairman, Investment Company
                                             Institute; President, Co-Chief Executive
                                             Officer, Co-President, Chief Operating
                                             Officer and Chief Financial Officer,
                                             Franklin Resources, Inc. (global
                                             investment management organization)
-------------------------------------------------------------------------------------------------------------------------

  Philip A. Taylor(2) -- 1954     2006       Director, Chief Executive Officer and     None
  Trustee, President and                     President, AIM Mutual Fund Dealer Inc.
  Principal                                  (registered broker dealer), A I M
  Executive Officer                          Advisors, Inc., AIM Funds Management
                                             Inc. d/b/a INVESCO Enterprise Services
                                             (registered investment advisor and
                                             registered transfer agent) and 1371
                                             Preferred Inc. (holding company);
                                             Director, Chairman, Chief Executive
                                             Officer and President, A I M Management
                                             Group Inc. (financial services holding
                                             company) and A I M Capital Management,
                                             Inc. (registered investment advisor);
                                             Director and President, INVESCO Funds
                                             Group, Inc. (registered investment
                                             advisor and register transfer agent) and
                                             AIM GP Canada Inc. (general partner for
                                             a limited partnership); Director, A I M
                                             Distributors, Inc. (registered broker
                                             dealer); Director and Chairman, AIM
                                             Investment Services, Inc. (registered
                                             transfer agent) and INVESCO
                                             Distributors, Inc. (registered broker
                                             dealer); Director, President and
                                             Chairman, IVZ Callco Inc. (holding
                                             company), INVESCO Inc. (holding company)
                                             and AIM Canada Holdings Inc. (holding
                                             company); Director and Chief Executive
                                             Officer, AIM Trimark Corporate Class
                                             Inc. (formerly AIM Trimark Global Fund
                                             Inc.) (corporate mutual fund company)
                                             and AIM Trimark Canada Fund Inc.
                                             (corporate mutual fund company);
                                             Trustee, President and Principal
                                             Executive Officer of The AIM Family of
                                             Funds--Registered Trademark-- (other
                                             than AIM Treasurer's Series Trust,
                                             Short-Term Investments Trust and
                                             Tax-Free Investments Trust); Trustee and
                                             Executive Vice President, The AIM Family
                                             of Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free
                                             Investments Trust only); and Manager,
                                             PowerShares Capital Management LLC

                                             Formerly: Director and Chairman, Fund
                                             Management Company (registered broker
                                             dealer); President and Principal
                                             Executive Officer, The AIM Family of
                                             Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free
                                             Investments Trust only); Chairman, AIM
                                             Canada Holdings, Inc.; President, AIM
                                             Trimark Global Fund Inc. and AIM Trimark
                                             Canada Fund Inc.; and Director, Trimark
                                             Trust (federally regulated Canadian
                                             Trust Company)
-------------------------------------------------------------------------------------------------------------------------
 Independent Trustees
-------------------------------------------------------------------------------------------------------------------------

  Bruce L. Crockett -- 1944       1993       Chairman, Crockett Technology Associates  ACE Limited (insurance company);
  Trustee and Chair                          (technology consulting company)           and Captaris, Inc. (unified
                                                                                       messaging provider)
-------------------------------------------------------------------------------------------------------------------------

  Bob R. Baker -- 1936            2003       Retired                                   None
  Trustee
-------------------------------------------------------------------------------------------------------------------------

  Frank S. Bayley -- 1939         2001       Retired                                   Badgley Funds, Inc. (registered
  Trustee                                                                              investment company) (2 portfolios)
                                             Formerly: Partner, law firm of Baker &
                                             McKenzie
-------------------------------------------------------------------------------------------------------------------------

  James T. Bunch -- 1942          2003       Founder, Green, Manning & Bunch Ltd.,     None
  Trustee                                    (investment banking firm); and Director,
                                             Policy Studies, Inc. and Van Gilder
                                             Insurance Corporation
-------------------------------------------------------------------------------------------------------------------------

  Albert R. Dowden -- 1941        2000       Director of a number of public and        None
  Trustee                                    private business corporations, including
                                             the Boss Group Ltd. (private investment
                                             and management); Reich & Tang Funds
                                             (Chairman) (registered investment
                                             company) (7 portfolios), Daily Income
                                             Fund (4 portfolios), California Daily
                                             Tax Free Income Fund, Inc., Connecticut
                                             Daily Tax Free Income Fund, Inc. and New
                                             Jersey Daily Municipal Fund, Inc.,
                                             Annuity and Life Re (Holdings), Ltd.
                                             (insurance company), and Homeowners of
                                             America Holding Corporation (property
                                             casualty company)

                                             Formerly: Director, CompuDyne
                                             Corporation (provider of product and
                                             services to the public security market);
                                             Director, President and Chief Executive
                                             Officer, Volvo Group North America,
                                             Inc.; Senior Vice President, AB Volvo;
                                             Director of various affiliated Volvo
                                             companies; and Director, Magellan
                                             Insurance Company
-------------------------------------------------------------------------------------------------------------------------

  Jack M. Fields -- 1952          1997       Chief Executive Officer, Twenty First     Administaff
  Trustee                                    Century Group, Inc. (government affairs
                                             company); and Owner and Chief Executive
                                             Officer, Dos Angelos Ranch, L.P.
                                             (cattle, hunting, corporate
                                             entertainment), and Discovery Global
                                             Education Fund (non-profit)
                                             Formerly: Chief Executive Officer,
                                             Texana Timber LP (sustainable forestry
                                             company)

-------------------------------------------------------------------------------------------------------------------------

  Carl Frischling -- 1937         1988       Partner, law firm of Kramer Levin         Director, Reich & Tang Funds) (7
  Trustee                                    Naftalis and Frankel LLP                  portfolios)
-------------------------------------------------------------------------------------------------------------------------

  Prema Mathai-Davis -- 1950      1998       Formerly: Chief Executive Officer, YWCA   None
  Trustee                                    of the USA
-------------------------------------------------------------------------------------------------------------------------

  Lewis F. Pennock -- 1942        1988       Partner, law firm of Pennock & Cooper     None
  Trustee
-------------------------------------------------------------------------------------------------------------------------

  Ruth H. Quigley -- 1935         2001       Retired                                   None
  Trustee
-------------------------------------------------------------------------------------------------------------------------

  Larry Soll -- 1942              2003       Retired                                   None
  Trustee
-------------------------------------------------------------------------------------------------------------------------

  Raymond Stickel, Jr. -- 1944    2005       Retired                                   None
  Trustee                                    Formerly: Partner, Deloitte & Touche;
                                             and Director, Mainstay VP Series Funds,
                                             Inc. (25 portfolios)
-------------------------------------------------------------------------------------------------------------------------

(1) Mr. Flanagan was appointed as Trustee of the Trust on February 24, 2007. Mr. Flanagan is considered an interested person of the Trust because he is an officer of the advisor to the Trust, and an officer and a director of INVESCO PLC, parent of the advisor to the Trust.
(2) Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

AIM Large Cap Basic Value Fund

                                                                                       OTHER
                                  TRUSTEE                                              TRUSTEESHIP(S)/
NAME, YEAR OF BIRTH AND           AND/OR                                               DIRECTORSHIP(S)
POSITION(S) HELD WITH THE         OFFICER    PRINCIPAL OCCUPATION(S)                   HELD BY TRUSTEE/
TRUST                             SINCE      DURING PAST 5 YEARS                       DIRECTOR
-------------------------------------------------------------------------------------------------------------------------
 Other Officers
-------------------------------------------------------------------------------------------------------------------------

  Russell C. Burk -- 1958         2005       Senior Vice President and Senior Officer  N/A
  Senior Vice President and                  of The AIM Family of Funds--Registered
  Senior Officer                             Trademark--
                                             Formerly: Director of Compliance and
                                             Assistant General Counsel, ICON
                                             Advisers, Inc.; Financial Consultant,
                                             Merrill Lynch; General Counsel and
                                             Director of Compliance, ALPS Mutual
                                             Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------

  John M. Zerr -- 1962            2006       Director, Senior Vice President,          N/A
  Senior Vice President, Chief               Secretary and General Counsel, A I M
  Legal Officer and Secretary                Management Group Inc., A I M Advisors,
                                             Inc. and A I M Capital Management, Inc.;
                                             Director, Vice President and Secretary,
                                             AIM Investment Services, Inc. and
                                             INVESCO Distributors, Inc.; Director,
                                             Senior Vice President and Secretary,
                                             A I M Distributors, Inc.; Director and
                                             Vice President, INVESCO Funds Group
                                             Inc.; Senior Vice President, Chief Legal
                                             Officer and Secretary of The AIM Family
                                             of Funds--Registered Trademark--; and
                                             Manager, PowerShares Capital Management
                                             LLC

                                             Formerly: Director, Vice President and
                                             Secretary, Fund Management Company; Vice
                                             President, A I M Capital Management,
                                             Inc.; Chief Operating Officer, Senior
                                             Vice President, General Counsel and
                                             Secretary, Liberty Ridge Capital, Inc.
                                             (an investment adviser); Vice President
                                             and Secretary, PBHG Funds (an investment
                                             company); Vice President and Secretary,
                                             PBHG Insurance Series Fund (an
                                             investment company); General Counsel and
                                             Secretary, Pilgrim Baxter Value
                                             Investors (an investment adviser); Chief
                                             Operating Officer, General Counsel and
                                             Secretary, Old Mutual Investment
                                             Partners (a broker-dealer); General
                                             Counsel and Secretary, Old Mutual Fund
                                             Services (an administrator); General
                                             Counsel and Secretary, Old Mutual
                                             Shareholder Services (a shareholder
                                             servicing center); Executive Vice
                                             President, General Counsel and
                                             Secretary, Old Mutual Capital, Inc. (an
                                             investment adviser); and Vice President
                                             and Secretary, Old Mutual Advisors Funds
                                             (an investment company)
-------------------------------------------------------------------------------------------------------------------------

  Lisa O. Brinkley -- 1959        2004       Global Compliance Director, INVESCO PLC;  N/A
  Vice President                             and Vice President of The AIM Family of
                                             Funds--Registered Trademark--

                                             Formerly: Senior Vice President, A I M
                                             Management Group Inc. (financial
                                             services holding company); Senior Vice
                                             President and Chief Compliance Officer,
                                             A I M Advisors, Inc. and The AIM Family
                                             of Funds--Registered Trademark--; Vice
                                             President and Chief Compliance Officer,
                                             A I M Capital Management, Inc. and A I M
                                             Distributors, Inc.; Vice President, AIM
                                             Investment Services, Inc. and Fund
                                             Management Company; Senior Vice
                                             President and Chief Compliance Officer
                                             of The AIM Family of Funds--Registered
                                             Trademark--; and Senior Vice President
                                             and Compliance Director, Delaware
                                             Investments Family of Funds
-------------------------------------------------------------------------------------------------------------------------

  Kevin M. Carome -- 1956         2003       Senior Vice President and General
  Vice President                             Counsel, INVESCO PLC; Director, INVESCO
                                             Funds Group, Inc.; Director and
                                             Secretary, IVZ, Inc. and INVESCO Group
                                             Services, Inc.; Secretary, INVESCO North
                                             American Holdings, Inc.; and Vice
                                             President of The AIM Family of
                                             Funds--Registered Trademark--

                                             Formerly: Director, Senior Vice           N/A
                                             President, Secretary and General
                                             Counsel, A I M Management Group Inc. and
                                             A I M Advisors, Inc.; Senior Vice
                                             President, A I M Distributors, Inc.;
                                             Director, General Counsel and Vice
                                             President, Fund Management Company; Vice
                                             President, A I M Capital Management,
                                             Inc. and AIM Investment Services, Inc.;
                                             Senior Vice President, Chief Legal
                                             Officer and Secretary of The AIM Family
                                             of Funds--Registered Trademark--;
                                             Director and Vice President, INVESCO
                                             Distributors, Inc.; Chief Executive
                                             Officer and President, INVESCO Funds
                                             Group, Inc.; and Senior Vice President
                                             and General Counsel, Liberty Financial
                                             Companies, Inc.
-------------------------------------------------------------------------------------------------------------------------

  Sidney M. Dilgren -- 1961       2004       Vice President, A I M Advisors, Inc. and  N/A
  Vice President, Principal                  A I M Capital Management, Inc.; and Vice
  Financial Officer and                      President, Treasurer and Principal
  Treasurer                                  Financial Officer of The AIM Family of
                                             Funds--Registered Trademark--

                                             Formerly: Fund Treasurer, A I M
                                             Advisors, Inc.; Senior Vice President,
                                             AIM Investment Services, Inc.; and Vice
                                             President, A I M Distributors, Inc.
-------------------------------------------------------------------------------------------------------------------------

  Karen Dunn Kelley -- 1960       2004       Head of INVESCO's World Wide Fixed        N/A
  Vice President                             Income and Cash Management Group;
                                             Director of Cash Management and Senior
                                             Vice President, A I M Advisors, Inc. and
                                             A I M Capital Management, Inc; Executive
                                             Vice President, A I M Distributors,
                                             Inc.; Senior Vice President, A I M
                                             Management Group Inc.; Vice President,
                                             The AIM Family of Funds--Registered
                                             Trademark-- (other than AIM Treasurer's
                                             Series Trust, Short-Term Investments
                                             Trust and Tax-Free Investments Trust);
                                             and President and Principal Executive
                                             Officer, The AIM Family of
                                             Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free
                                             Investments Trust only)
                                             Formerly: Director and President, Fund
                                             Management Company; Chief Cash
                                             Management Officer and Managing
                                             Director, A I M Capital Management,
                                             Inc.; Vice President, A I M Advisors,
                                             Inc. and The AIM Family of
                                             Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free
                                             Investments Trust only)
-------------------------------------------------------------------------------------------------------------------------

  Lance A. Rejsek -- 1967         2005       Anti-Money Laundering Compliance          N/A
  Anti-Money Laundering                      Officer, A I M Advisors, Inc., A I M
  Compliance Officer                         Capital Management, Inc., A I M
                                             Distributors, Inc., AIM Investment
                                             Services, Inc., AIM Private Asset
                                             Management, Inc. and The AIM Family of
                                             Funds--Registered Trademark--
                                             Formerly: Anti-Money Laundering
                                             Compliance Officer, Fund Management
                                             Company; and Manager of the Fraud
                                             Prevention Department, AIM Investment
                                             Services, Inc.
-------------------------------------------------------------------------------------------------------------------------

  Todd L. Spillane -- 1958        2006       Senior Vice President, A I M Management   N/A
  Chief Compliance Officer                   Group Inc.; Senior Vice President and
                                             Chief Compliance Officer, A I M
                                             Advisors, Inc. and A I M Capital
                                             Management, Inc.; Chief Compliance
                                             Officer of The AIM Family of
                                             Funds--Registered Trademark--, INVESCO
                                             Global Asset Management (N.A.), Inc.,
                                             (registered investment advisor), INVESCO
                                             Institutional (N.A.), Inc., (registered
                                             investment advisor), INVESCO Private
                                             Capital Investments, Inc. (holding
                                             company), INVESCO Private Capital, Inc.
                                             (registered investment advisor) and
                                             INVESCO Senior Secured Management, Inc.
                                             (registered investment advisor); and
                                             Vice President, A I M Distributors, Inc.
                                             and AIM Investment Services, Inc.

                                             Formerly: Vice President, A I M Capital
                                             Management, Inc. and Fund Management
                                             Company; Global Head of Product
                                             Development, AIG-Global Investment
                                             Group, Inc.; and Chief Compliance
                                             Officer and Deputy General Counsel,
                                             AIG-SunAmerica Asset Management
-------------------------------------------------------------------------------------------------------------------------

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246.

OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS
11 Greenway Plaza             A I M Advisors, Inc.     A I M Distributors,      PricewaterhouseCoopers
Suite 100                     11 Greenway Plaza        Inc.                     LLP
Houston, TX 77046-1173        Suite 100                11 Greenway Plaza        1201 Louisiana Street
                              Houston, TX 77046-1173   Suite 100                Suite 2900
                                                       Houston, TX 77046-1173   Houston, TX 77002-5678

COUNSEL TO THE FUND           COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
Ballard Spahr                 INDEPENDENT TRUSTEES     AIM Investment           State Street Bank and
Andrews & Ingersoll, LLP      Kramer, Levin, Naftalis  Services, Inc.           Trust
1735 Market Street, 51st      & Frankel LLP            P.O. Box 4739            Company
Floor                         1177 Avenue of the       Houston, TX 77210-4739   225 Franklin Street
Philadelphia, PA 19103-7599   Americas                                          Boston, MA 02110-2801
                              New York, NY 10036-2714

                     [EDELIVERY GO PAPERLESS                        FUND HOLDINGS AND PROXY VOTING INFORMATION
                   AIMINVESTMENTS.COM/EDELIVERY
                             GRAPHIC]                               The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and
REGISTER FOR EDELIVERY                                              fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third
eDelivery is the process of receiving your fund and account         quarters, the Fund files the lists with the Securities and
information via e-mail. Once your quarterly statements, tax         Exchange Commission (SEC) on Form N-Q. The most recent list of
forms, fund reports, and prospectuses are available, we will send   portfolio holdings is available at AIMinvestments.com. From
you an e-mail notification containing links to these documents.     our home page, click on Products & Performance, then Mutual
For security purposes, you will need to log in to your account to   Funds, then Fund Overview. Select your Fund from the drop-down
view your statements and tax forms.                                 menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC Web site at
WHY SIGN UP?                                                        sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C.
Register for eDelivery to:                                          You can obtain information on the operation of the Public
                                                                    Reference Room, including information about duplicating fee
o  save your Fund the cost of printing and postage.                 charges, by calling 202-942-8090 or 800-732-0330, or by
                                                                    electronic request at the following e-mail address:
o  reduce the amount of paper you receive.                          publicinfo@sec.gov. The SEC file numbers for the Fund are
                                                                    811-01424 and 022-25469.
o  gain access to your documents faster by not waiting for the
   mail.                                                            A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio
o  view your documents online anytime at your convenience.          securities is available without charge, upon request, from our
                                                                    Client Services department at 800-959-4246 or on the AIM Web
o  save the documents to your personal computer or print them out   site, AIMinvestments.com. On the home page, scroll down and
   for your records.                                                click on Proxy Policy. The information is also available on the
                                                                    SEC Web site, sec.gov.
HOW DO I SIGN UP?
                                                                    Information regarding how the Fund voted proxies related to its
It's easy. Just follow these simple steps:                          portfolio securities during the 12 months ended June 30, 2007, is available at our Web site. Go to AIMinvestments.com, access
1. Log in to your account.                                          the About Us tab, click on Required Notices and then click on
                                                                    Proxy Voting Activity. Next, select the Fund from the drop-down
2. Click on the "Service Center" tab.                               menu. The information is also available on the SEC Web site,
                                                                    sec.gov.
3. Select "Register for eDelivery" and complete the consent
   process.                                                         If used after January 20, 2008, this report must be accompanied by a Fund fact sheet or by an AIM Quarterly Performance Review
This AIM service is provided by AIM Investment Services, Inc.       for the most recent quarter-end. Mutual funds and
                                                                    exchange-traded funds distributed by A I M Distributors, Inc.

                                                                    LCBV-AR-1          A I M Distributors, Inc.

                                                                                                            [AIM INVESTMENTS LOGO]
                                                                                                          -- REGISTERED TRADEMARK --

DOMESTIC EQUITY

                                AIM Large Cap Growth Fund
                                Annual Report to Shareholders o October 31, 2007

Large-Cap Growth

Table of Contents

Letters to Shareholders .........    2
Performance Summary .............    4
Management Discussion ...........    4
Long-term Fund Performance ......    6
Supplemental Information ........    8
Schedule of Investments .........    9
Financial Statements ............   12
Notes to Financial Statements ...   15
Financial Highlights ............   22
Auditor's Report ................   27
Fund Expenses ...................   28
Approval of Advisory Agreement ..   29             [COVER GLOBE IMAGE]
Tax Information .................   31
Trustees and Officers ...........   32

[AIM INVESTMENT SOLUTIONS]

        [GRAPHIC]   [GRAPHIC]

        [DOMESTIC     [FIXED
         EQUITY]     INCOME]

[GRAPHIC]   [GRAPHIC]     [GRAPHIC]

 [TARGET     [TARGET    [DIVERSIFIED
  RISK]     MATURITY]    PORTFOLIOS]

     [GRAPHIC]      [GRAPHIC]

      [SECTOR    [INTERNATIONAL/
      EQUITY]     GLOBAL EQUITY]

  [AIM INVESTMENTS LOGO]
-- REGISTERED TRADEMARK --

AIM Large Cap Growth Fund

                         Dear Shareholders of the AIM Family of Funds:

                         I'm pleased to provide you with this report, which includes a discussion of how your Fund was managed during the period under review and factors that affected its performance. The following pages contain important information that answers questions you may have about your investment.
     [TAYLOR
      PHOTO]                Despite notable volatility at points throughout the fiscal year ended October 31, 2007, major stock market indexes in the U.S. and abroad generally performed well. Reasons for their favorable performance included positive economic growth, particularly overseas; strong corporate profits; and action by the U.S.
                         Federal Reserve Board (the Fed) to reassure skittish markets, among other factors.
  Philip Taylor
                            At its September 18, 2007, meeting, the Fed cut the federal funds target rate for the first time since
                         June 2003.(1) The cut followed 17 rate increases from June 2004 to June 2006(1) and was intended to address investor concerns about a weak housing market generally and problems in the subprime mortgage market specifically. The Fed's action triggered an immediate and broad stock market rally. The Fed cut this key interest rate again on October 31, 2007.(1)

                            At AIM Investments --REGISTERED TRADEMARK--, we know that market conditions change--often suddenly and sometimes dramatically. We can help you deal with market volatility by offering a broad range of mutual funds, including:

                         o  Domestic, global and international equity funds

                         o  Taxable and tax-exempt fixed-income funds

                         o  Allocation portfolios, with risk/return characteristics to match your needs

                         o  AIM Independence Funds--target-maturity funds that combine retail mutual funds and PowerShares
                            --REGISTERED TRADEMARK-- exchange-traded funds--with risk/return characteristics that change as your target retirement date nears

                            I encourage you to talk with your financial advisor if you have concerns about your portfolio. We believe in the value of working with a trusted financial advisor who can recommend AIM funds that are appropriate for your portfolio and that address your long-term investment goals and risk tolerance regardless of prevailing short-term market conditions.

                         In conclusion

                         My colleague, Bob Graham, recently announced his decision to step down as vice chair of the AIM Funds board of directors. In 1976, Bob was one of three men who co-founded AIM. In the three decades since, he has been instrumental in transforming AIM from a small investment management firm into one of America's most respected mutual fund companies--and, in 1997, into a global independent retail and institutional investment manager.

                            In May, with shareholder approval, AIM Investments' parent company changed its name from AMVESCAP PLC to
                         Invesco Ltd., uniting our worldwide operations and global expertise under one new name. While the name of our parent company may be new to you, I can assure you that our commitment to excellent customer service remains unchanged. Our highly trained, courteous client service representatives are eager to answer your questions, provide you with product information or assist you with account transactions. I encourage you to give us an opportunity to serve you by calling us at 800-959-4246.

                            We at AIM are committed to helping you achieve your financial goals. We work every day to earn your trust, and we're grateful for the confidence you've placed in us.

                         Sincerely,


                         /S/ PHILIP TAYLOR

                         Philip Taylor
                         President - AIM Funds CEO, AIM Investments

                         December 17, 2007

                         Source: (1)U.S. Federal Reserve Board

                         AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M
                         Capital Management, Inc. are the investment advisors. A I M Distributors, Inc. is the distributor for the retail mutual funds represented by AIM Investments and the PowerShares Exchange-Traded Fund Trust.

AIM Large Cap Growth Fund

                         Dear Fellow Shareholders:

                         In overseeing the management of the AIM family of funds on your behalf, your Board of Trustees of the AIM
                         Funds continues to focus on improved investment performance, reduced shareholder costs, and high ethical standards.
      [CROCKETT
        PHOTO]              Your Board welcomes two new members: Marty Flanagan, President and CEO of INVESCO, AIM's parent company, and Phil Taylor, who was named CEO of AIM Investments --REGISTERED TRADEMARK-- in April 2006. Robert
                         Graham, who has given more than 30 years of leadership to the company and the mutual fund industry since founding AIM in 1976, has retired, stepping down in the process from his most recent role as vice chairman
  Bruce L. Crockett      of the Board. We thank Bob for his many contributions and wish him a long and happy future.

                            Our review of fund performance has shown healthy progress, but the process is necessarily one of continuous improvement. In general, as of October 31, 2007, we have seen persistent investment discipline and more consistently good results. While this statement may not apply to every AIM Fund all the time, as
                         I write this letter, the overall trend in fund management and performance has been positive.

                            The investment management talent at AIM has recently been enhanced by the promotion of Karen Dunn Kelley to Head of INVESCO's Worldwide Fixed Income as well as Director of AIM Global and Cash Management, with responsibility for all fixed income and money market funds that serve both institutional and individual investors. Under Karen's direction, AIM's cash management organization grew to one of the world's largest and most respected, with top-tier performance. The operations now combined under her charge represent more than $150 billion in assets, 120 investment professionals, and products that span the entire yield curve
                         (as of October 31, 2007).

                            In other news, your Board took a more active role in preparing for "proxy season," the period when fund managers must vote the shares held by their funds "for" or "against" various proposals on the ballots of the issuing companies. Beginning in the 2007 proxy season, AIM implemented new proxy voting policies, developed by management in conjunction with an ad hoc Board committee, which provided a solid framework for properly evaluating and executing the many decisions the AIM Funds are required to make to vote shares.

                            In general, the AIM Funds voted for proposals that would allow shareholders a greater role in election of directors, proxy access and "say for pay." The AIM Funds voted against directors whom AIM believed failed to govern well in cases of corporate mismanagement, such as the backdating of options grants, and against "poison pill" and "take under" proposals that would favor the financial interests of managers at the expense of investors in the case of a merger or acquisition. You can view the proxy votes cast for your fund by going to AIMinvestments.com. Click the "About Us" tab, then go to "Required Notices" and
                         "Proxy Voting Activity."

                            Additionally, your Board raised the amount its members are recommended to invest in the AIM Funds within three years of joining the Board, with the goal of aligning our interests even more closely with yours.

                            Furthermore, at our June meeting we renewed the investment advisory contracts between the AIM Funds and
                         AIM for another year, applying the same rigorous evaluation process that was enhanced and formalized in
                         2005. For more information on this process, please visit AIMinvestments.com. Click on the "Products and
                         Performance" tab and go to "Investment Advisory Agreement Renewals."

                            Your Board's ability to best represent your interests depends on our knowledge of your opinions and concerns. Please send me an email (bruce@brucecrockett.com) with your thoughts on the following:

                            1) How important is it to you to hear about your Board's decisions and activities in these letters?

                            2) What other information (on overall performance, specific funds, managers, etc.) would make the letters more meaningful to you?

                            3) Would you prefer that communications from your Board continue to be delivered in paper form by regular mail or be sent electronically by email?

                            If you would prefer to communicate through a quick online survey, please go to AIMinvestments.com and provide your responses there.

                            We need to hear from you to do our best job, and I look forward to your responses.

                         Sincerely,


                         /S/ BRUCE L. CROCKETT

                         Bruce L. Crockett
                         Independent Chair
                         AIM Funds Board of Directors

                         December 17, 2007

                         AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M
                         Capital Management, Inc. are the investment advisors. A I M Distributors, Inc. is the distributor for the retail mutual funds represented by AIM Investments and the PowerShares Exchange-Traded Fund Trust.

AIM Large Cap Growth Fund

Management's discussion of Fund performance                                        companies with management teams that profitably
                                                                                   reinvest shareholder cash flow
================================================================================
                                                                                   o Valuation--focus on companies that are
PERFORMANCE SUMMARY                                                                attractively valued given their growth potential

For the 12 months ended October 31, 2007, AIM Large Cap Growth Fund, excluding     o Risk assessment--avoid "high risk" companies
applicable sales charges, had double-digit returns and outperformed the S&P 500    as defined below
Index and the Russell 1000 Growth Index.*
                                                                                      Our fundamental analysis seeks to determine
   The Fund outperformed the broad market as represented by the S&P 500 Index      the company's drivers of earnings. To accomplish
as well as the Russell 1000 Growth Index largely due to strong stock selection     this goal, we examine financial statements and
in the industrials, telecommunication services and materials sectors. An           analyze trends, growth rates and the competitive
underweight position in financials stocks also contributed to outperformance       landscape. We meet with company management to
versus the S&P 500 Index.                                                          evaluate proprietary products and the quality of
                                                                                   management. We believe stocks that pass our
   Your Fund's long-term performance appears later in this report.                 quantitative and fundamental screens are more
                                                                                   likely to outperform.
FUND VS. INDEXES
                                                                                      We construct the portfolio using a bottom-up
Total returns, 10/31/06-10/31/07, excluding applicable sales charges. If sales     strategy, focusing on individual stocks. While
charges were included, returns would be lower.                                     there are no formal sector guidelines or
                                                                                   constraints, internal controls and proprietary
Class A Shares                                            22.16%                   software help us monitor risk levels and sector
Class B Shares                                            21.17                    concentration.
Class C Shares                                            21.17
Class R Shares                                            21.89                       Our sell process is designed to avoid "high
Investor Class Shares                                     22.31                    risk" situations we believe lead to
S&P 500 Index* (Broad Market Index)                       14.55                    underperformance. Examples of "high risk"
Russell 1000 Growth Index* (Style-Specific Index)         19.23                    situations include:
Lipper Large-Cap Growth Funds Index* (Peer Group Index)   23.14
SOURCE: *LIPPER INC.                                                               o Deteriorating business prospects

================================================================================   o Extended valuation

How we invest                                Our quantitative model ranks          o Slowing earnings growth
                                          companies based on factors we have
We believe a growth investment strategy   found to be highly correlated with       o Weakened balance sheet
is an essential component of a            outperformance in the large-cap growth
diversified portfolio. Our investment     universe, including:                     Market conditions and your Fund
process combines quantitative and
fundamental analysis to uncover           o Earnings--focus on companies           Domestic equities posted solid returns during
companies exhibiting long-term,           exhibiting strong growth in earnings,    the fiscal year, leaving several major market
sustainable earnings and cash flow        revenue and cash flows
growth that is not yet reflected in                                                                                      (continued)
investor expectations or equity           o Quality--focus on companies with
valuations.                               sustainable earnings growth; focus on

=======================================   ======================================   =================================================

   PORTFOLIO COMPOSITION                     TOP FIVE INDUSTRIES*                     TOP 10 EQUITY HOLDINGS*

By sector                                 1. Computer Hardware              11.0%   1. Hewlett-Packard Co.                      4.5%
Information Technology             36.1%  2. Aerospace & Defense            10.4    2. Cisco Systems, Inc.                      4.5
Industrials                        18.2   3. Communications Equipment        8.2    3. Lockheed Martin Corp.                    3.5
Health Care                        16.3   4. Systems Software                6.0    4. Apple Inc.                               3.1
Financials                          6.6   5. Wireless Telecommunication             5. Goldman Sachs Group, Inc. (The)          3.0
Telecommunication Services          5.3      Services                        5.3    6. America Movil S.A.B de C.V.-
Energy                              4.9                                                Series L-ADR (Mexico)                    2.8
Consumer Discretionary              4.4   Total Net Assets         $2.37 billion    7. Accenture Ltd.-Class A                   2.8
Materials                           3.8                                             8. ABB Ltd.(Switzerland)                    2.7
Consumer Staples                    2.8   Total Number of Holdings*           66    9. China Mobile Ltd.(Hong Kong)             2.5
Utilities                           1.0                                            10. Microsoft Corp.                          2.5
Money Market Funds Plus
Other Assets Less Liabilities       0.6   The Fund's holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.

                                          *Excluding money market fund holdings.

=======================================   ======================================   =================================================

AIM Large Cap Growth Fund


indexes near multi-year highs.1 Strong           Many materials holdings performed well   The views and opinions expressed in
economic growth, favorable corporate          during the fiscal year. The Fund            management's discussion of Fund
earnings and increased merger and             benefited from strong stock selection in    performance are those of A I M Advisors,
acquisition activity drove equity markets,    metals and mining stocks. In this area,     Inc. These views and opinions are subject
offsetting high energy prices, the slowing    holdings that performed well included       to change at any time based on factors
housing market and sub-prime loan worries     Phelps Dodge, Freeport McMoran and Rio      such as market and economic conditions.
that contributed to high market volatility    Tinto. Phelps Dodge was purchased by        These views and opinions may not be
late in the year.                             Freeport McMoran during the fiscal year.    relied upon as investment advice or
                                              Each of these holdings was driven by        recommendations, or as an offer for a
   In this environment, growth stocks         strong global demand for commodities.       particular security. The information is
generally outperformed value stocks.                                                      not a complete analysis of every aspect
Positive performance was broad among             The Fund underperformed the Russell      of any market, country, industry,
Russell 1000 Growth Index sectors with the    1000 Growth Index by the widest margin in   security or the Fund. Statements of fact
best returns found in the materials, energy   the financials and IT sectors. Many         are from sources considered reliable, but
and information technology (IT) sectors.      financials stocks faced selling pressure    A I M Advisors, Inc. makes no
                                              late in the reporting period due to         representation or warranty as to their
   The Fund enjoyed strong absolute and       concerns about subprime issues. In this     completeness or accuracy. Although
relative performance during the fiscal        environment, examples of holdings that      historical performance is no guarantee of
year, led by significant contributions from   detracted from performance included         future results, these insights may help
holdings in the industrials, IT,              Lehman Brothers and Morgan Stanley, both    you understand our investment management
telecommunication services and materials      of which we sold due to deteriorating       philosophy.
sectors. Overweight positions in both         fundamentals.
telecommunication services and materials                                                     See important Fund and index
holdings also contributed to                     While the Fund underperformed versus        disclosures later in this report.
outperformance.                               the Russell 1000 Growth Index in the IT
                                              sector, many IT holdings made solid                     Geoffrey V. Keeling
   The industrials sector benefited from a    contributions to the Fund's absolute          [KEELING  Chartered Financial Analyst,
broad-based rally during much of the fiscal   performance. They include Apple and            PHOTO]   senior portfolio manager,
year, and the Fund outperformed the           communications equipment maker Cisco                    is co-manager of AIM Large Cap
benchmark Russell 1000 Growth Index in this   Systems. Much of the Fund's                 Growth Fund. He joined AIM in 1995. Mr.
sector due to strong stock selection.         underperformance versus the Russell 1000    Keeling earned a B.B.A. in finance from
Specific areas of strength for the Fund       Growth Index was due to stock selection     The University of Texas at Austin.
included aerospace and defense, electrical    in the software industry, where holdings
equipment and industrial conglomerates        such as BEA Systems and Amdocs detracted                Robert L. Shoss
holdings, industries that continued to        from performance. One other key detractor      [SHOSS   Senior portfolio manager, is
benefit from global economic expansion.       in the IT sector was Motorola. All three       PHOTO]   co-manager of AIM Large Cap
Examples of holdings in the industrials       of these holdings were subsequently sold.               Growth Fund. He joined AIM in
sector that made significant contributions                                                1995. Mr. Shoss earned a B.A. from The
during the fiscal year included electrical       Our investment process led us to         University of Texas at Austin and an
equipment maker ABB Limited and engineering   reduce exposure to financials, consumer     M.B.A. and a J.D. from the University of
and construction firm McDermott               discretionary, health care and consumer     Houston.
International. Several of the Fund's          staples due to concerns about growth
aerospace and defense holdings also made      prospects. Proceeds from these sales were   Assisted by the Large/Multi-Cap Growth
key contributions to performance.             primarily invested in IT, industrials and   Team
                                              energy stocks.
   Outperformance in the telecommunication
services sector was driven by both stock         We are pleased to have provided
selection and an overweight position. In      positive returns for our investors for
this sector, two of the Fund's foreign        the fiscal year by focusing on what we
wireless holdings were among the top five     believe were attractively priced stocks
contributors to performance during the        of large-cap companies with sustainable
period--China Mobile and America Movil.       cash flow and earnings growth. We thank
These two companies have been successful in   you for your commitment to AIM Large Cap
rolling out wireless service to expanding     Growth Fund.
markets in China and Latin America,
respectively.                                 Sources: (1)Bloomberg L.P.

AIM Large Cap Growth Fund

Your Fund's long-term performance

Past performance cannot guarantee             does not reflect deduction of taxes a       the dollar value of an investment, is
comparable future results.                    shareholder would pay on Fund               constructed with each segment
                                              distributions or sale of Fund shares.       representing a percent change in the
   The data shown in the chart include        Performance of the indexes does not         value of the investment. In this chart,
reinvested distributions, applicable sales    reflect the effects of taxes.               each segment represents a doubling, or
charges, Fund expenses and management fees.                                               100% change, in the value of the
Index results include reinvested dividends,      This chart, which is a logarithmic       investment. In other words, the space
but they do not reflect sales charges.        chart, presents the fluctuations in the     between $5,000 and $10,000 is the same
Performance of an index of funds reflects     value of the Fund and its indexes. We       size as the space between $10,000 and
fund expenses and management fees;            believe that a logarithmic chart is more    $20,000.
performance of a market index does not.       effective than other types of charts in
Performance shown in the chart and table(s)   illustrating changes in value during the
                                              early years shown in the chart. The
                                              vertical axis, the one that indicates

====================================================================================================================================

                                                          [MOUNTAIN CHART]

RESULTS OF A $10,000 INVESTMENT
INDEX DATA FROM 02/28/99, FUND DATA FROM 03/1/99

                              AIM LARGE CAP
                               GROWTH FUND                                    RUSSELL 1000            LIPPER LARGE-CAP
               DATE          -CLASS A SHARES        S&P 500 INDEX(1)        GROWTH INDEX(1)        GROWTH FUNDS INDEX(1)
             02/28/99                                    $10000                  $10000                    $10000
                 3/99             $10116                  10400                   10527                     10568
                 4/99               9935                  10803                   10540                     10605
                 5/99               9621                  10548                   10216                     10253
                 6/99              10354                  11132                   10932                     10966
                 7/99              10098                  10786                   10584                     10622
                 8/99              10117                  10732                   10757                     10624
                 9/99              10098                  10438                   10531                     10516
                10/99              10745                  11099                   11327                     11323
                11/99              11458                  11324                   11938                     11882
                12/99              13180                  11990                   13179                     13202
                 1/00              13313                  11388                   12561                     12672
                 2/00              16092                  11173                   13175                     13338
                 3/00              16692                  12265                   14119                     14274
                 4/00              15808                  11896                   13447                     13170
                 5/00              14818                  11652                   12770                     12412
                 6/00              16778                  11939                   13737                     13233
                 7/00              16911                  11753                   13165                     12965
                 8/00              19529                  12482                   14357                     14086
                 9/00              18578                  11823                   12999                     13012
                10/00              16883                  11773                   12384                     12324
                11/00              13809                  10846                   10558                     10670
                12/00              14303                  10899                   10224                     10604
                 1/01              13770                  11285                   10930                     10912
                 2/01              10762                  10257                    9075                      9223
                 3/01               9402                   9608                    8087                      8265
                 4/01              10497                  10354                    9110                      9152
                 5/01              10258                  10423                    8976                      9083
                 6/01               9954                  10170                    8768                      8821
                 7/01               9582                  10069                    8549                      8505
                 8/01               8812                   9440                    7850                      7858
                 9/01               7936                   8677                    7066                      7068
                10/01               8393                   8843                    7437                      7361
                11/01               9049                   9521                    8151                      8036
                12/01               9135                   9605                    8136                      8073
                 1/02               9021                   9465                    7992                      7890
                 2/02               8517                   9282                    7661                      7564
                 3/02               8984                   9631                    7926                      7868
                 4/02               8365                   9047                    7279                      7344
                 5/02               8184                   8981                    7103                      7210
                 6/02               7670                   8341                    6446                      6623
                 7/02               7147                   7691                    6091                      6125
                 8/02               7156                   7742                    6109                      6159
                 9/02               6671                   6901                    5476                      5562
                10/02               7014                   7508                    5978                      5990
                11/02               7062                   7949                    6303                      6238
                12/02               6719                   7483                    5867                      5803
                 1/03               6586                   7287                    5725                      5670
                 2/03               6624                   7178                    5699                      5609
                 3/03               6767                   7247                    5805                      5714
                 4/03               7129                   7844                    6234                      6132
                 5/03               7529                   8257                    6545                      6433
                 6/03               7586                   8362                    6635                      6486
                 7/03               7748                   8510                    6800                      6674
                 8/03               7995                   8675                    6969                      6838
                 9/03               7843                   8583                    6895                      6693
                10/03               8452                   9069                    7282                      7099
                11/03               8624                   9148                    7358                      7166
                12/03               8690                   9628                    7613                      7368
                 1/04               8852                   9804                    7768                      7509
                 2/04               8852                   9941                    7818                      7542
                 3/04               8900                   9791                    7673                      7458
                 4/04               8690                   9637                    7583                      7290
                 5/04               8957                   9769                    7725                      7422
                 6/04               9119                   9959                    7821                      7529
                 7/04               8577                   9630                    7379                      7083
                 8/04               8491                   9668                    7343                      7033
                 9/04               8739                   9773                    7413                      7198
                10/04               8720                   9922                    7528                      7285
                11/04               9196                  10324                    7787                      7610
                12/04               9462                  10675                    8092                      7917
                 1/05               9234                  10415                    7823                      7645
                 2/05               9330                  10634                    7906                      7695
                 3/05               9168                  10445                    7762                      7555
                 4/05               8797                  10247                    7614                      7390
                 5/05               9225                  10573                    7982                      7801
                 6/05               9358                  10588                    7953                      7816
                 7/05               9625                  10982                    8342                      8209

====================================================================================================================================

                                                                                                             Source: (1) Lipper Inc.

====================================================================================================================================

                                                          [MOUNTAIN CHART]

                 8/05               9501                  10882                    8234                      8122
                 9/05               9768                  10970                    8272                      8219
                10/05               9635                  10787                    8192                      8166
                11/05              10044                  11195                    8545                      8539
                12/05              10121                  11199                    8518                      8517
                 1/06              10663                  11495                    8668                      8750
                 2/06              10491                  11526                    8654                      8632
                 3/06              10662                  11670                    8782                      8715
                 4/06              10662                  11826                    8770                      8701
                 5/06              10081                  11486                    8473                      8295
                 6/06              10072                  11501                    8439                      8268
                 7/06               9987                  11572                    8278                      8056
                 8/06              10110                  11847                    8537                      8243
                 9/06              10339                  12152                    8771                      8421
                10/06              10653                  12548                    9080                      8674
                11/06              10815                  12786                    9260                      8872
                12/06              10938                  12966                    9291                      8919
                 1/07              11177                  13162                    9530                      9149
                 2/07              10806                  12905                    9351                      8943
                 3/07              10978                  13049                    9402                      9010
                 4/07              11416                  13627                    9844                      9376
                 5/07              11872                  14102                   10198                      9693
                 6/07              11720                  13868                   10046                      9602
                 7/07              11397                  13438                    9890                      9480
                 8/07              11625                  13640                   10048                      9636
                 9/07              12272                  14149                   10469                     10224
                10/07              13007                  14374                   10825                     10681

====================================================================================================================================

AIM Large Cap Growth Fund

===========================================   =========================================   INVESTOR CLASS SHARES WAS 1.40%, 2.15%,
                                                                                          2.15%, 1.65% AND 1.35%, RESPECTIVELY. THE
AVERAGE ANNUAL TOTAL RETURNS                  AVERAGE ANNUAL TOTAL RETURNS                EXPENSE RATIOS PRESENTED ABOVE MAY VARY
                                                                                          FROM THE EXPENSE RATIOS PRESENTED IN
As of 10/31/07, including applicable sales    As of 9/30/07, the most recent calendar     OTHER SECTIONS OF THIS REPORT THAT ARE
charges                                       quarter-end, including applicable sales     BASED ON EXPENSES INCURRED DURING THE
                                              charges                                     PERIOD COVERED BY THIS REPORT.
CLASS A SHARES
Inception (3/1/99)                    3.08%   CLASS A SHARES                                 CLASS A SHARE PERFORMANCE REFLECTS THE
 5 Years                             11.88    Inception (3/1/99)                  2.41%   MAXIMUM 5.50% SALES CHARGE, AND CLASS B
 1 Year                              15.46    5 Years                            11.68    AND CLASS C SHARE PERFORMANCE REFLECTS
                                              1 Year                             12.18    THE APPLICABLE CONTINGENT DEFERRED SALES
CLASS B SHARES                                                                            CHARGE (CDSC) FOR THE PERIOD INVOLVED.
Inception (4/5/99)                    1.88%   CLASS B SHARES                              THE CDSC ON CLASS B SHARES DECLINES FROM
 5 Years                             12.08    Inception (4/5/99)                  1.20%   5% BEGINNING AT THE TIME OF PURCHASE TO
 1 Year                              16.17    5 Years                            11.91    0% AT THE BEGINNING OF THE SEVENTH YEAR.
                                              1 Year                             12.94    THE CDSC ON CLASS C SHARES IS 1% FOR THE
CLASS C SHARES                                                                            FIRST YEAR AFTER PURCHASE. CLASS R SHARES
Inception (4/5/99)                    1.84%   CLASS C SHARES                              DO NOT HAVE A FRONT-END SALES CHARGE;
 5 Years                             12.30    Inception (4/5/99)                  1.17%   RETURNS SHOWN ARE AT NET ASSET VALUE AND
 1 Year                              20.17    5 Years                            12.13    DO NOT REFLECT A 0.75% CDSC THAT MAY BE
                                              1 Year                             16.83    IMPOSED ON A TOTAL REDEMPTION OF
CLASS R SHARES                                                                            RETIREMENT PLAN ASSETS WITHIN THE FIRST
Inception                             3.57%   CLASS R SHARES                              YEAR. INVESTOR CLASS SHARES DO NOT HAVE A
 5 Years                             12.92    Inception                           2.91%   FRONT-END SALES CHARGE OR A CDSC;
 1 Year                              21.89    5 Years                            12.73    THEREFORE, PERFORMANCE IS AT NET ASSET
                                              1 Year                             18.48    VALUE. THE PERFORMANCE OF THE FUND'S
INVESTOR CLASS SHARES                                                                     SHARE CLASSES WILL DIFFER PRIMARILY DUE
Inception                             3.83%   INVESTOR CLASS SHARES                       TO DIFFERENT SALES CHARGE STRUCTURES AND
 5 Years                             13.30    Inception                           3.17%   CLASS EXPENSES.
 1 Year                              22.31    5 Years                            13.11
                                              1 Year                             18.86    (1) Total annual operating expenses less
                                                                                            any contractual fee waivers and/or
===========================================   =========================================     expense reimbursements by the advisor
                                                                                            in effect through at least June 30,
CLASS R SHARES' INCEPTION DATE IS JUNE 3,        THE PERFORMANCE DATA QUOTED REPRESENT      2008. See current prospectus for more
2002. RETURNS SINCE THAT DATE ARE             PAST PERFORMANCE AND CANNOT GUARANTEE         information.
HISTORICAL RETURNS. ALL OTHER RETURNS ARE     COMPARABLE FUTURE RESULTS; CURRENT
BLENDED RETURNS OF HISTORICAL CLASS R SHARE   PERFORMANCE MAY BE LOWER OR HIGHER.
PERFORMANCE AND RESTATED CLASS A SHARE        PLEASE VISIT AIMINVESTMENTS.COM FOR THE
PERFORMANCE (FOR PERIODS PRIOR TO THE         MOST RECENT MONTH-END PERFORMANCE.
INCEPTION DATE OF CLASS R SHARES) AT NET      PERFORMANCE FIGURES REFLECT REINVESTED
ASSET VALUE, ADJUSTED TO REFLECT THE HIGHER   DISTRIBUTIONS, CHANGES IN NET ASSET VALUE
RULE 12B-1 FEES APPLICABLE TO CLASS R         AND THE EFFECT OF THE MAXIMUM SALES
SHARES. CLASS A SHARES' INCEPTION DATE IS     CHARGE UNLESS OTHERWISE STATED.
MARCH 1, 1999.                                INVESTMENT RETURN AND PRINCIPAL VALUE
                                              WILL FLUCTUATE SO THAT YOU MAY HAVE A
   INVESTOR CLASS SHARES' INCEPTION DATE IS   GAIN OR LOSS WHEN YOU SELL SHARES.
SEPTEMBER 30, 2003. RETURNS SINCE THAT DATE
ARE HISTORICAL RETURNS. ALL OTHER RETURNS        THE NET ANNUAL FUND OPERATING EXPENSE
ARE BLENDED RETURNS OF HISTORICAL INVESTOR    RATIO SET FORTH IN THE MOST RECENT FUND
CLASS SHARE PERFORMANCE AND RESTATED CLASS    PROSPECTUS AS OF THE DATE OF THIS REPORT
A SHARE PERFORMANCE (FOR PERIODS PRIOR TO     FOR CLASS A, CLASS B, CLASS C, CLASS R
THE INCEPTION DATE OF INVESTOR CLASS          AND INVESTOR CLASS SHARES WAS 1.32%,
SHARES) AT NET ASSET VALUE, WHICH RESTATED    2.07%, 2.07%, 1.57% AND 1.27%,              ==========================================
PERFORMANCE WILL REFLECT THE RULE 12B-1       RESPECTIVELY.1 THE TOTAL ANNUAL FUND
FEES APPLICABLE TO CLASS A SHARES FOR THE     OPERATING EXPENSE RATIO SET FORTH IN THE    FOR A DISCUSSION OF THE RISKS OF
PERIOD USING BLENDED RETURNS. CLASS A         MOST RECENT FUND PROSPECTUS AS OF THE       INVESTING IN YOUR FUND AND INDEXES USED
SHARES' INCEPTION DATE IS MARCH 1, 1999.      DATE OF THIS REPORT FOR CLASS A, CLASS B,   IN THIS REPORT, PLEASE TURN THE PAGE.
                                              CLASS C, CLASS R AND
                                                                                          ==========================================

AIM Large Cap Growth Fund

AIM LARGE CAP GROWTH FUND'S INVESTMENT OBJECTIVE IS LONG-TERM GROWTH OF CAPITAL.

o Unless otherwise stated, information presented in this report is as of October 31, 2007, and is based on total net assets.

o Unless otherwise noted, all data in this report are from A I M Management Group Inc.

About share classes                           About indexes used in this report           o A direct investment cannot be made in
                                                                                          an index. Unless otherwise indicated,
o Class B shares are not available as an      o The S&P 500 --REGISTERED TRADEMARK--      index results include reinvested
investment for retirement plans maintained    Index is a market capitalization-weighted   dividends, and they do not reflect sales
pursuant to Section 401 of the Internal       index covering all major areas of the       charges. Performance of an index of funds
Revenue Code, including 401(k) plans, money   U.S. economy. It is not the 500 largest     reflects fund expenses; performance of a
purchase pension plans and profit sharing     companies, but rather the most widely       market index does not.
plans. Plans that had existing accounts       held 500 companies chosen with respect to
invested in Class B shares prior to           market size, liquidity, and their           Other information
September 30, 2003, will continue to be       industry.
allowed to make additional purchases.                                                     o The Chartered Financial Analyst
                                              o The Russell 1000 --REGISTERED             --REGISTERED TRADEMARK-- (CFA
o Class R shares are available only to        TRADEMARK-- Growth Index measures the       --REGISTERED TRADEMARK--) designation is
certain retirement plans. Please see the      performance of those Russell 1000           a globally recognized standard for
prospectus for more information.              companies with higher price-to-book         measuring the competence and integrity of
                                              ratios and higher forecasted growth         investment professionals.
o Investor Class shares are closed to most    values. The Russell 1000 Growth Index is
investors. For more information on who may    a trademark/service mark of the Frank       o The returns shown in the management's
continue to invest in Investor Class          Russell Company. Russell --REGISTERED       discussion of Fund performance are based
shares, please see the prospectus.            TRADEMARK-- is a trademark of the Frank     on net asset values calculated for
                                              Russell Company.                            shareholder transactions. Generally
Principal risks of investing in the Fund                                                  accepted accounting principles require
                                              o The Lipper Large-Cap Growth Funds Index   adjustments to be made to the net assets
o Prices of equity securities change in       is an equally weighted representation of    of the Fund at period end for financial
response to many factors including the        the largest funds in the Lipper Large-Cap   reporting purposes, and as such, the net
historical and prospective earnings of the    Growth Funds category. These funds          asset values for shareholder transactions
issuer, the value of its assets, general      typically have an above-average             and the returns based on those net asset
economic conditions, interest rates,          price-to-earnings ratio, price-to-book      values may differ from the net asset
investor perceptions and market liquidity.    ratio, and three-year sales-per-share       values and returns reported in the
                                              growth value, compared to the S&P 500       Financial Highlights.
o Foreign securities have additional risks,   Index.
including exchange rate changes, political                                                o Industry classifications used in this
and economic upheaval, the relative lack of   o The Fund is not managed to track the      report are generally according to the
information, relatively low market            performance of any particular index,        Global Industry Classification Standard,
liquidity, and the potential lack of strict   including the indexes defined here, and     which was developed by and is the
financial and accounting controls and         consequently, the performance of the Fund   exclusive property and a service mark of
standards.                                    may deviate significantly from the          Morgan Stanley Capital International Inc.
                                              performance of the indexes.                 and Standard & Poor's.


=======================================================================================   ==========================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND                 FUND NASDAQ SYMBOLS
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND
EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.                            Class A Shares                 LCGAX
                                                                                          Class B Shares                 LCGBX
=======================================================================================   Class C Shares                 LCGCX
                                                                                          Class R Shares                 LCRGX
NOT FDIC INSURED    MAY LOSE VALUE    NO BANK GUARANTEE                                   Investor Class Shares          LCGIX
AIMINVESTMENTS.COM
                                                                                          ==========================================

AIM Large Cap Growth Fund

SCHEDULE OF INVESTMENTS(A)

October 31, 2007


                                                SHARES         VALUE
-------------------------------------------------------------------------
DOMESTIC COMMON STOCKS-82.71%
AEROSPACE & DEFENSE-10.39%

Boeing Co. (The)                                 376,448   $   37,114,009
-------------------------------------------------------------------------
General Dynamics Corp.                           372,296       33,864,044
-------------------------------------------------------------------------
Honeywell International Inc.                     562,614       33,987,512
-------------------------------------------------------------------------
Lockheed Martin Corp.                            752,079       82,758,773
-------------------------------------------------------------------------
Raytheon Co.                                     636,602       40,494,253
-------------------------------------------------------------------------
United Technologies Corp.                        231,392       17,722,313
=========================================================================
                                                              245,940,904
=========================================================================

ASSET MANAGEMENT & CUSTODY BANKS-0.88%

Ameriprise Financial, Inc.                       329,076       20,725,206
=========================================================================

AUTOMOTIVE RETAIL-0.82%

AutoZone, Inc.(b)                                155,000       19,283,550
=========================================================================

BIOTECHNOLOGY-0.78%

Biogen Idec Inc.(b)                              247,758       18,443,106
=========================================================================

COMMUNICATIONS EQUIPMENT-5.46%

Cisco Systems, Inc.(b)                         3,232,525      106,867,276
-------------------------------------------------------------------------
Juniper Networks, Inc.(b)                        619,000       22,284,000
=========================================================================
                                                              129,151,276
=========================================================================

COMPUTER HARDWARE-11.04%

Apple Inc.(b)                                    389,600       74,004,520
-------------------------------------------------------------------------
Dell Inc.(b)                                   1,586,686       48,552,592
-------------------------------------------------------------------------
Hewlett-Packard Co.                            2,070,308      106,993,517
-------------------------------------------------------------------------
International Business Machines Corp.            272,927       31,692,283
=========================================================================
                                                              261,242,912
=========================================================================

COMPUTER STORAGE & PERIPHERALS-0.94%

EMC Corp.(b)                                     880,000       22,343,200
=========================================================================

CONSTRUCTION & ENGINEERING-2.43%

Chicago Bridge & Iron Co. N.V.-New York
  Shares                                         627,966       31,398,300
-------------------------------------------------------------------------
Fluor Corp.                                      165,000       26,070,000
=========================================================================
                                                               57,468,300
=========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-0.71%

DST Systems, Inc.(b)                             198,505       16,815,359
=========================================================================

DIVERSIFIED METALS & MINING-1.24%

Freeport-McMoRan Copper & Gold, Inc.             249,910       29,409,409
=========================================================================

EDUCATION SERVICES-0.89%

Apollo Group, Inc.-Class A(b)                    265,000       21,003,900
=========================================================================

FOOTWEAR-1.68%

Nike, Inc.-Class B                               600,496       39,788,865
=========================================================================

                                                SHARES         VALUE
-------------------------------------------------------------------------


HEALTH CARE DISTRIBUTORS-2.03%

McKesson Corp.                                   727,725   $   48,102,622
=========================================================================

HEALTH CARE EQUIPMENT-2.01%

Baxter International Inc.                        793,408       47,612,414
=========================================================================

HEALTH CARE SERVICES-2.90%

Express Scripts, Inc.(b)                         496,576       31,333,946
-------------------------------------------------------------------------
Medco Health Solutions, Inc.(b)                  394,879       37,268,680
=========================================================================
                                                               68,602,626
=========================================================================

INDEPENDENT POWER PRODUCERS & ENERGY
  TRADERS-1.02%

NRG Energy, Inc.(b)                              529,956       24,197,791
=========================================================================

INDUSTRIAL CONGLOMERATES-2.72%

3M Co.                                           235,000       20,294,600
-------------------------------------------------------------------------
McDermott International, Inc.(b)                 723,236       44,160,790
=========================================================================
                                                               64,455,390
=========================================================================

INTEGRATED OIL & GAS-4.00%

ExxonMobil Corp.                                 227,718       20,947,779
-------------------------------------------------------------------------
Marathon Oil Corp.                               680,040       40,210,765
-------------------------------------------------------------------------
Occidental Petroleum Corp.                       485,031       33,491,391
=========================================================================
                                                               94,649,935
=========================================================================

INTERNET RETAIL-1.04%

Expedia, Inc.(b)                                 753,000       24,592,980
=========================================================================

INTERNET SOFTWARE & SERVICES-1.96%

eBay Inc.(b)                                     467,000       16,858,700
-------------------------------------------------------------------------
Google Inc.-Class A(b)                            41,865       29,598,555
=========================================================================
                                                               46,457,255
=========================================================================

INVESTMENT BANKING & BROKERAGE-3.02%

Goldman Sachs Group, Inc. (The)                  287,722       71,332,038
=========================================================================

IT CONSULTING & OTHER SERVICES-2.75%

Accenture Ltd.-Class A                         1,663,738       64,968,969
=========================================================================

LIFE & HEALTH INSURANCE-2.01%

Prudential Financial, Inc.                       492,308       47,616,030
=========================================================================

MANAGED HEALTH CARE-4.16%

Coventry Health Care, Inc.(b)                    380,802       22,966,169
-------------------------------------------------------------------------
UnitedHealth Group Inc.                          638,429       31,378,785
-------------------------------------------------------------------------
WellPoint Inc.(b)                                557,622       44,180,391
=========================================================================
                                                               98,525,345
=========================================================================

AIM Large Cap Growth Fund


                                                SHARES         VALUE
-------------------------------------------------------------------------

OIL & GAS EQUIPMENT & SERVICES-0.83%

National-Oilwell Varco Inc.(b)                   268,000   $   19,628,320
=========================================================================

PHARMACEUTICALS-2.64%

Merck & Co. Inc.                                 655,726       38,202,597
-------------------------------------------------------------------------
Schering-Plough Corp.                            791,369       24,152,582
=========================================================================
                                                               62,355,179
=========================================================================

PROPERTY & CASUALTY INSURANCE-0.71%

Chubb Corp. (The)                                314,294       16,767,585
=========================================================================

SEMICONDUCTOR EQUIPMENT-2.17%

Applied Materials, Inc.                          794,756       15,434,161
-------------------------------------------------------------------------
KLA-Tencor Corp.(c)                              278,106       14,642,281
-------------------------------------------------------------------------
MEMC Electronic Materials, Inc.(b)               292,000       21,380,240
=========================================================================
                                                               51,456,682
=========================================================================

SEMICONDUCTORS-1.46%

Intel Corp.                                      667,741       17,962,233
-------------------------------------------------------------------------
NVIDIA Corp.(b)                                  466,500       16,504,770
=========================================================================
                                                               34,467,003
=========================================================================

SOFT DRINKS-1.20%

PepsiCo, Inc.                                    384,484       28,344,160
=========================================================================

SYSTEMS SOFTWARE-6.03%

BMC Software, Inc.(b)                            749,969       25,378,951
-------------------------------------------------------------------------
McAfee Inc.(b)                                   488,164       20,185,582
-------------------------------------------------------------------------
Microsoft Corp.                                1,583,410       58,285,322
-------------------------------------------------------------------------
Oracle Corp.(b)                                1,749,613       38,788,920
=========================================================================
                                                              142,638,775
=========================================================================

TECHNOLOGY DISTRIBUTORS-0.79%

Avnet, Inc.(b)(c)                                450,000       18,774,000
=========================================================================
    Total Domestic Common Stocks (Cost
      $1,413,921,946)                                       1,957,161,086
=========================================================================

FOREIGN COMMON STOCKS & OTHER EQUITY
  INTERESTS-16.69%

CANADA-0.77%

Research In Motion Ltd. (Communications
  Equipment)(b)                                  145,958       18,173,231
=========================================================================

FINLAND-1.97%

Nokia Oyj-ADR (Communications Equipment)       1,176,085       46,714,096
=========================================================================

                                                SHARES         VALUE
-------------------------------------------------------------------------


HONG KONG-2.49%

China Mobile Ltd. (Wireless Telecommunication
  Services)(d)                                 2,824,000   $   58,944,784
=========================================================================

ISRAEL-0.70%

Teva Pharmaceutical Industries Ltd.-ADR
  (Pharmaceuticals)                              376,000       16,547,760
=========================================================================

MEXICO-2.84%

America Movil S.A.B de C.V.-Series L-ADR
  (Wireless Telecommunication Services)        1,025,659       67,067,842
=========================================================================

SWITZERLAND-3.95%

ABB Ltd. (Heavy Electrical Equipment)(d)       2,107,807       63,743,336
-------------------------------------------------------------------------
Syngenta A.G. (Fertilizers & Agricultural
  Chemicals)(d)                                  123,000       29,704,484
=========================================================================
                                                               93,447,820
=========================================================================

UNITED KINGDOM-3.97%

Diageo PLC (Distillers & Vintners)(d)          1,660,000       38,050,841
-------------------------------------------------------------------------
Rio Tinto PLC-ADR (Diversified Metals &
  Mining)(c)                                      82,666       30,999,750
-------------------------------------------------------------------------
Shire PLC (Pharmaceuticals)(d)                   994,462       24,878,734
=========================================================================
                                                               93,929,325
=========================================================================
    Total Foreign Common Stocks & Other
      Equity Interests (Cost $225,026,152)                    394,824,858
=========================================================================

MONEY MARKET FUNDS-0.35%

Liquid Assets Portfolio-Institutional
  Class(e)                                     4,182,068        4,182,068
-------------------------------------------------------------------------
Premier Portfolio-Institutional Class(e)       4,182,068        4,182,068
=========================================================================
    Total Money Market Funds (Cost
      $8,364,136)                                               8,364,136
=========================================================================
Total Investments (excluding investments
  purchased with cash collateral from
  securities loaned)-99.75% (Cost
  $1,647,312,234)                                           2,360,350,080
=========================================================================
INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES ON LOAN

MONEY MARKET FUNDS-0.14%

Liquid Assets Portfolio-Institutional
  Class(e)(f)(Cost $3,247,405)                 3,247,405        3,247,405
=========================================================================
TOTAL INVESTMENTS-99.89% (Cost
  $1,650,559,639)                                           2,363,597,485
=========================================================================
OTHER ASSETS LESS LIABILITIES-0.11%                             2,574,431
=========================================================================
NET ASSETS-100.00%                                         $2,366,171,916
_________________________________________________________________________
=========================================================================

Investment Abbreviations:

ADR  - American Depository Receipt

AIM Large Cap Growth Fund

Notes to Schedule of Investments:

(a) Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.
(b) Non-income producing security.
(c) All or a portion of this security was out on loan at October 31, 2007.
(d) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at October 31, 2007 was $215,322,179, which represented 9.10% of the Fund's Net Assets. See Note 1A.
(e) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(f) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Large Cap Growth Fund

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2007

ASSETS:

Investments, at value (Cost $1,638,948,098)*  $2,351,985,944
------------------------------------------------------------
Investments in affiliated money market funds
  (Cost $11,611,541)                              11,611,541
------------------------------------------------------------
Total investments (Cost $1,650,559,639)        2,363,597,485
------------------------------------------------------------
Foreign currencies, at value (Cost $45)                   46
------------------------------------------------------------
Receivables for:
  Investments sold                                57,555,296
------------------------------------------------------------
  Fund shares sold                                 1,158,276
------------------------------------------------------------
  Dividends                                        1,451,674
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               303,481
------------------------------------------------------------
Other assets                                          24,737
============================================================
    Total assets                               2,424,090,995
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                           47,441,091
------------------------------------------------------------
  Fund shares reacquired                           3,922,515
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 558,370
------------------------------------------------------------
  Collateral upon return of securities
    loaned                                         3,247,405
------------------------------------------------------------
  Fund expenses advanced                             403,818
------------------------------------------------------------
Accrued distribution fees                            841,561
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                             4,025
------------------------------------------------------------
Accrued transfer agent fees                        1,142,566
------------------------------------------------------------
Accrued operating expenses                           357,728
============================================================
    Total liabilities                             57,919,079
============================================================
Net assets applicable to shares outstanding   $2,366,171,916
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $2,949,963,439
------------------------------------------------------------
Undistributed net investment income (loss)          (418,922)
------------------------------------------------------------
Undistributed net realized gain (loss)        (1,296,420,382)
------------------------------------------------------------
Unrealized appreciation                          713,047,781
============================================================
                                              $2,366,171,916
____________________________________________________________
============================================================

NET ASSETS:

Class A                                       $1,064,816,731
____________________________________________________________
============================================================
Class B                                       $  497,990,364
____________________________________________________________
============================================================
Class C                                       $  182,975,194
____________________________________________________________
============================================================
Class R                                       $   11,465,160
____________________________________________________________
============================================================
Investor Class                                $  360,072,568
____________________________________________________________
============================================================
Institutional Class                           $  248,851,899
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           77,913,317
____________________________________________________________
============================================================
Class B                                           38,667,449
____________________________________________________________
============================================================
Class C                                           14,205,533
____________________________________________________________
============================================================
Class R                                              847,605
____________________________________________________________
============================================================
Investor Class                                    26,176,330
____________________________________________________________
============================================================
Institutional Class                               17,854,009
____________________________________________________________
============================================================
Class A:
  Net asset value per share                   $        13.67
------------------------------------------------------------
  Offering price per share
    (Net asset value of $13.67 divided by
      94.50%)                                 $        14.47
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                     $        12.88
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                     $        12.88
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
    share                                     $        13.53
____________________________________________________________
============================================================
Investor Class:
  Net asset value and offering price per
    share                                     $        13.76
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
    share                                     $        13.94
____________________________________________________________
============================================================

* At October 31, 2007, securities with an aggregate value of $3,238,395 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Large Cap Growth Fund

STATEMENT OF OPERATIONS

For the year ended October 31, 2007

INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of $164,779)      $ 22,267,301
--------------------------------------------------------------------------
Dividends from affiliated money market funds (includes
  securities lending income of $16,149)                            808,458
==========================================================================
    Total investment income                                     23,075,759
==========================================================================

EXPENSES:

Advisory fees                                                   14,450,820
--------------------------------------------------------------------------
Administrative services fees                                       492,253
--------------------------------------------------------------------------
Custodian fees                                                     149,497
--------------------------------------------------------------------------
Distribution fees:
  Class A                                                        2,459,600
--------------------------------------------------------------------------
  Class B                                                        5,503,317
--------------------------------------------------------------------------
  Class C                                                        1,740,324
--------------------------------------------------------------------------
  Class R                                                           55,054
--------------------------------------------------------------------------
  Investor Class                                                   533,916
--------------------------------------------------------------------------
Transfer agent fees -- A, B, C, R and Investor                   8,096,762
--------------------------------------------------------------------------
Transfer agent fees -- Institutional                                50,288
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                           95,397
--------------------------------------------------------------------------
Other                                                              500,077
==========================================================================
    Total expenses                                              34,127,305
==========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangement(s)                                                  (503,803)
==========================================================================
    Net expenses                                                33,623,502
==========================================================================
Net investment income (loss)                                   (10,547,743)
==========================================================================

REALIZED AND UNREALIZED GAIN FROM:

Net realized gain from:
  Investment securities                                         91,804,428
--------------------------------------------------------------------------
  Foreign currencies                                               255,184
==========================================================================
                                                                92,059,612
==========================================================================
Change in net unrealized appreciation of:
  Investment securities                                        366,171,449
--------------------------------------------------------------------------
  Foreign currencies                                                 9,275
==========================================================================
                                                               366,180,724
==========================================================================
Net realized and unrealized gain                               458,240,336
==========================================================================
Net increase in net assets resulting from operations          $447,692,593
__________________________________________________________________________
==========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Large Cap Growth Fund

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 2007 and 2006

                                                                   2007              2006
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $  (10,547,743)   $   (6,388,762)
----------------------------------------------------------------------------------------------
  Net realized gain                                               92,059,612        34,640,620
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation                          366,180,724        41,073,265
==============================================================================================
    Net increase in net assets resulting from operations         447,692,593        69,325,123
==============================================================================================
Share transactions-net:
  Class A                                                       (116,424,142)      797,818,235
----------------------------------------------------------------------------------------------
  Class B                                                       (240,673,085)      531,931,575
----------------------------------------------------------------------------------------------
  Class C                                                        (30,338,732)      127,954,867
----------------------------------------------------------------------------------------------
  Class R                                                         (1,882,749)        8,586,939
----------------------------------------------------------------------------------------------
  Investor Class                                                 (56,295,760)      (45,992,082)
----------------------------------------------------------------------------------------------
  Institutional Class                                             70,700,909           731,505
==============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (374,913,559)    1,421,031,039
==============================================================================================
    Net increase in net assets                                    72,779,034     1,490,356,162
==============================================================================================

NET ASSETS:

  Beginning of year                                            2,293,392,882       803,036,720
==============================================================================================
  End of year (including undistributed net investment income
    (loss) of $(418,922) and $(2,870,028), respectively)      $2,366,171,916    $2,293,392,882
______________________________________________________________________________________________
==============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Large Cap Growth Fund

NOTES TO FINANCIAL STATEMENTS

October 31, 2007

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Large Cap Growth Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

       Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

       Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

AIM Large Cap Growth Fund


       The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund.

       Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

       The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

J. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a

AIM Large Cap Growth Fund

     foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $350 million                                            0.75%
--------------------------------------------------------------------
Over $350 million                                             0.625%
 ___________________________________________________________________
====================================================================


    Effective July 1, 2007, the Trustees approved a reduced contractual advisory fee schedule for the Fund. Prior to July 1, 2007 AIM had contractually waived advisory fees to the same reduced advisory fee schedule. Under the terms of the investment advisory agreement, the Fund will pay an advisory fee to AIM based on the following annual rates of the Fund's average daily net assets:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $250 million                                            0.695%
--------------------------------------------------------------------
Next $250 million                                             0.67%
--------------------------------------------------------------------
Next $500 million                                             0.645%
--------------------------------------------------------------------
Next $1.5 billion                                             0.62%
--------------------------------------------------------------------
Next $2.5 billion                                             0.595%
--------------------------------------------------------------------
Next $2.5 billion                                             0.57%
--------------------------------------------------------------------
Next $2.5 billion                                             0.545%
--------------------------------------------------------------------
Over $10 billion                                              0.52%
 ___________________________________________________________________
====================================================================


    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Investor Class and Institutional Class shares to 1.32%, 2.07%, 2.07%, 1.57%, 1.32% and 1.07% of average daily net assets, respectively, through at least June 30, 2008. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above:
(i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with Invesco Ltd. ("Invesco") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the Fund may also benefit from a one time credit to be used to offset custodian expenses. These credits are used to pay certain expenses incurred by the Fund.

    Further, effective July 1, 2007, AIM has contractually agreed, through at least June 30, 2008, to waive 100% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). Prior to July 1, 2007, AIM had voluntarily agreed to waive 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds.

    For the year ended October 31, 2007, AIM waived advisory fees of $82,672 and reimbursed $144,905 of class level expenses of Class A, Class B, Class C, Class R and Investor Class shares in proportion to the net assets of each class. At October 31, 2007, the advisor advanced to the Fund $403,818 for the payment of fund expenses.

    At the request of the Trustees of the Trust, Invesco agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the year ended October 31, 2007, Invesco reimbursed expenses of the Fund in the amount of $766.

    The Trust has entered into a master administrative services agreement with AIM pursuant to which the Fund has agreed to pay AIM for certain administrative costs incurred in providing accounting services, to the Fund. For the year ended October 31, 2007, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

    The Trust has entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") pursuant to which the Fund has agreed to pay AIS a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking

AIM Large Cap Growth Fund

services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the year ended October 31, 2007, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R, Investor Class and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C, Class R and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. The Fund, pursuant to the Investor Class Plan, reimburses ADI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Financial Industry Regulatory Authority ("FINRA"), formerly known as National Association of Securities Dealers, rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the year ended October 31, 2007, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended October 31, 2007, ADI advised the Fund that it retained $177,194 in front-end sales commissions from the sale of Class A shares and $716, $394,486, $10,703 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the year ended October 31, 2007. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                     VALUE          PURCHASES          PROCEEDS            VALUE        DIVIDEND
FUND               10/31/06          AT COST          FROM SALES         10/31/07        INCOME
-------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class           $18,157,343      $218,482,942      $(232,458,217)     $4,182,068      $397,118
-------------------------------------------------------------------------------------------------
Premier
Portfolio-Institutional
  Class            18,157,343       218,482,942       (232,458,217)      4,182,068       395,191
=================================================================================================
  Subtotal        $36,314,686      $436,965,884      $(464,916,434)     $8,364,136      $792,309
_________________________________________________________________________________________________
=================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                     VALUE          PURCHASES          PROCEEDS            VALUE        DIVIDEND
FUND               10/31/06          AT COST          FROM SALES         10/31/07        INCOME*
-------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class           $        --     $  317,101,666    $  (313,854,261)    $ 3,247,405     $  2,322
-------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-Institutional
  Class            34,785,504        812,888,646       (847,674,150)             --       13,827
-------------------------------------------------------------------------------------------------
  Subtotal        $34,785,504     $1,129,990,312    $(1,161,528,411)    $ 3,247,405     $ 16,149
=================================================================================================
  Total
    Investments
    in
    Affiliates    $71,100,190     $1,566,956,196    $(1,626,444,845)    $11,611,541     $808,458
_________________________________________________________________________________________________
=================================================================================================

* Net of compensation to counterparties.

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the year ended October 31, 2007, the Fund engaged in securities purchases of $18,275,250.

AIM Large Cap Growth Fund

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions, (ii) custodian credits which result from periodic overnight cash balances at the custodian and (iii) a one time custodian fee credit used to offset custodian fees. For the year ended October 31, 2007, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $275,460.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended October 31, 2007, the Fund paid legal fees of $15,070 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a party to an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM, which are parties to the credit facility, can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the year ended October 31, 2007, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

    At October 31, 2007, securities with an aggregate value of $3,238,395 were on loan to brokers. The loans were secured by cash collateral of $3,247,405 received by the Fund and subsequently invested in affiliated money market funds. For the year ended October 31, 2007, the Fund received dividends on cash collateral investments of $16,149 for securities lending transactions, which are net of compensation to counterparties.

AIM Large Cap Growth Fund

NOTE 9--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:


There were no ordinary income or long-term capital gain distributions paid during the years ended October 31, 2007 and 2006.


TAX COMPONENTS OF NET ASSETS:

As of October 31, 2007, the components of net assets on a tax basis were as follows:

                                                                     2007
-------------------------------------------------------------------------------
Net unrealized appreciation -- investments                      $   700,473,275
-------------------------------------------------------------------------------
Temporary book/tax differences                                         (418,922)
-------------------------------------------------------------------------------
Capital loss carryforward                                        (1,283,845,876)
-------------------------------------------------------------------------------
Shares of beneficial interest                                     2,949,963,439
===============================================================================
Total net assets                                                $ 2,366,171,916
_______________________________________________________________________________
===============================================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's net unrealized appreciation difference is attributable primarily to losses on wash sales. The tax-basis net unrealized appreciation on investments amount includes appreciation on foreign currencies of $9,934.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited as of October 31, 2007 to utilizing $1,124,502,715 of capital loss carryforward in the fiscal year ended October 31, 2008.

    The Fund utilized $90,679,109 of capital loss carryforward in the current period to offset net realized capital gain for federal income tax purposes. The Fund has a capital loss carryforward as of October 31, 2007 which expires as follows:

                                                                 CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
------------------------------------------------------------------------------
October 31, 2008                                                $  205,304,058
------------------------------------------------------------------------------
October 31, 2009                                                   617,527,392
------------------------------------------------------------------------------
October 31, 2010                                                   425,918,822
------------------------------------------------------------------------------
October 31, 2011                                                    35,095,604
==============================================================================
Total capital loss carryforward                                 $1,283,845,876
______________________________________________________________________________
==============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of November 3, 2003 and March 27, 2006, the dates the reorganizations of INVESCO Growth Fund and AIM Blue Chip Fund, respectively, into the Fund are realized on securities held in each fund at such dates of reorganizations, the capital loss carryforward may be further limited for up to five years from the dates of the reorganizations.

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the year ended October 31, 2007 was $1,228,142,424 and $1,592,610,327, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $704,426,469
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities       (3,963,128)
==============================================================================
Net unrealized appreciation of investment securities             $700,463,341
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $1,663,134,144.

AIM Large Cap Growth Fund

NOTE 11--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of net operating losses, capital loss carryforward limitations, passive foreign investment companies, and foreign currency transactions, on October 31, 2007, undistributed net investment income (loss) was increased by $12,998,849, undistributed net realized gain
(loss) was increased by $4,342,805 and shares of beneficial interest decreased by $17,341,654. This reclassification had no effect on the net assets of the Fund.

NOTE 12--SHARE INFORMATION

The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors.

    Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to a CDSC. Class B shares and Class C shares are sold with a CDSC. Class R shares, Investor Class and Institutional Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

                                               CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------
                                                                       YEAR ENDED                      YEAR ENDED
                                                                  OCTOBER 31, 2007(A)               OCTOBER 31, 2006
                                                              ----------------------------    -----------------------------
                                                                SHARES          AMOUNT          SHARES           AMOUNT
---------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                       7,618,152    $  91,863,662      7,313,552    $   79,031,698
---------------------------------------------------------------------------------------------------------------------------
  Class B                                                       2,356,792       26,741,612      2,428,981        25,242,050
---------------------------------------------------------------------------------------------------------------------------
  Class C                                                       1,578,033       17,980,439      1,736,978        17,948,117
---------------------------------------------------------------------------------------------------------------------------
  Class R                                                         361,342        4,194,311        257,873         2,752,465
---------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                1,656,255       20,005,885      2,925,879        32,053,695
---------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                           7,234,808       87,008,177      8,121,610        89,171,285
===========================================================================================================================
Issued in connection with acquisitions:(b)
  Class A                                                              --               --     76,630,601       856,263,389
---------------------------------------------------------------------------------------------------------------------------
  Class B                                                              --               --     65,818,985       701,371,944
---------------------------------------------------------------------------------------------------------------------------
  Class C                                                              --               --     13,971,151       148,874,411
---------------------------------------------------------------------------------------------------------------------------
  Class R                                                              --               --        684,951         7,603,848
---------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                       --               --      2,338,111        26,266,730
---------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                  --               --        567,245         6,405,708
===========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                       9,931,414      118,653,844      5,883,942        63,398,791
---------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (10,498,260)    (118,653,844)    (6,181,086)      (63,398,791)
===========================================================================================================================
Reacquired:
  Class A                                                     (27,346,381)    (326,941,648)   (18,606,521)     (200,875,643)
---------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (13,185,360)    (148,760,853)   (12,775,786)     (131,283,628)
---------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (4,282,431)     (48,319,171)    (3,780,840)      (38,867,661)
---------------------------------------------------------------------------------------------------------------------------
  Class R                                                        (525,094)      (6,077,060)      (162,796)       (1,769,374)
---------------------------------------------------------------------------------------------------------------------------
  Investor Class                                               (6,365,957)     (76,301,645)    (9,601,772)     (104,312,507)
---------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                          (1,318,036)     (16,307,268)    (8,833,359)      (94,845,488)
===========================================================================================================================
                                                              (32,784,723)   $(374,913,559)   128,737,699    $1,421,031,039
___________________________________________________________________________________________________________________________
===========================================================================================================================

(a) There is one entity that is a record owner of more than 5% of the outstanding shares of the Fund and it owns 6% of the outstanding shares of the Fund. ADI has an agreement with this entity to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are owned beneficially.
(b) As of the opening of business on March 27, 2006, the Fund acquired all the net assets of AIM Blue Chip Fund pursuant to a plan of reorganization approved by the Trustees of the Fund on November 14, 2005 and by the shareholders of AIM Blue Chip Fund on March 16, 2006. The acquisition was accomplished by a tax free exchange of 160,011,044 shares of the Fund for 143,598,634 shares of AIM Blue Chip Fund shares outstanding as of the close of business on March 24, 2006. Each class of shares of AIM Blue Chip Fund was exchanged for the like class of shares of the Fund based on the relative net asset value of AIM Blue Chip to the net asset value of the Fund on the close of business, March 24, 2006. AIM Blue Chip Fund's net assets as of the close of business on March 24, 2006 of $1,746,786,030 including $179,650,513 of unrealized appreciation, were combined with the net assets of the Fund immediately before the acquisition of $888,920,491. The combined aggregate net assets of the Fund subsequent to the reorganization were $2,635,706,521.

AIM Large Cap Growth Fund

NOTE 13--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management has assessed the application of FIN 48 to the Fund and has determined that the adopting of FIN 48 is not expected to have a material impact on the Fund. Management intends for the Fund to adopt FIN 48 provisions during the fiscal year ending October 31, 2008 as required.

NOTE 14--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                         CLASS A
                                                              -------------------------------------------------------------
                                                                                 YEAR ENDED OCTOBER 31,
                                                              -------------------------------------------------------------
                                                                 2007            2006        2005        2004        2003
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $    11.19       $  10.12    $   9.16    $   8.88    $   7.37
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                     (0.04)(a)      (0.01)      (0.02)(b)    (0.08)(a)    (0.08)(a)
---------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)            2.52           1.08        0.98        0.36        1.59
===========================================================================================================================
    Total from investment operations                                2.48           1.07        0.96        0.28        1.51
===========================================================================================================================
Net asset value, end of period                                $    13.67       $  11.19    $  10.12    $   9.16    $   8.88
___________________________________________________________________________________________________________________________
===========================================================================================================================
Total return(c)                                                    22.16%         10.57%      10.48%       3.15%      20.49%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $1,064,817       $981,750    $166,860    $177,498    $154,052
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                    1.33%(d)       1.32%       1.47%       1.54%       1.82%
---------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                 1.34%(d)       1.42%       1.56%       1.55%       1.82%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of net investment income (loss) to average net assets        (0.30)%(d)     (0.17)%     (0.20)%(b)    (0.92)%    (1.01)%
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                               55%            70%        103%        111%        123%
___________________________________________________________________________________________________________________________
===========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.04) and (0.36)%, respectively.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(d)  Ratios are based on average daily net assets of $983,840,134.

AIM Large Cap Growth Fund

                                                                                        CLASS B
                                                              -----------------------------------------------------------
                                                                                YEAR ENDED OCTOBER 31,
                                                              -----------------------------------------------------------
                                                                2007           2006        2005        2004        2003
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  10.63       $   9.69    $   8.82    $   8.61    $   7.20
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.12)(a)      (0.07)      (0.09)(b)    (0.14)(a)    (0.12)(a)
-------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          2.37           1.01        0.96        0.35        1.53
=========================================================================================================================
    Total from investment operations                              2.25           0.94        0.87        0.21        1.41
=========================================================================================================================
Net asset value, end of period                                $  12.88       $  10.63    $   9.69    $   8.82    $   8.61
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(c)                                                  21.17%          9.70%       9.86%       2.44%      19.58%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $497,990       $637,594    $103,688    $112,931    $122,011
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  2.08%(d)       2.07%       2.15%       2.19%       2.47%
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               2.09%(d)       2.17%       2.24%       2.20%       2.47%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of net investment income (loss) to average net assets      (1.05)%(d)     (0.92)%     (0.88)%(b)    (1.57)%    (1.66)%
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                             55%            70%        103%        111%        123%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.11) and (1.04)%, respectively.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(d)  Ratios are based on average daily net assets of $550,331,716.

                                                                                      CLASS C
                                                              --------------------------------------------------------
                                                                               YEAR ENDED OCTOBER 31,
                                                              --------------------------------------------------------
                                                                2007           2006       2005       2004       2003
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  10.63       $   9.69    $  8.83    $  8.62    $  7.21
----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.12)(a)      (0.07)     (0.09)(b)   (0.14)(a)   (0.12)(a)
----------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          2.37           1.01       0.95       0.35       1.53
======================================================================================================================
    Total from investment operations                              2.25           0.94       0.86       0.21       1.41
======================================================================================================================
Net asset value, end of period                                $  12.88       $  10.63    $  9.69    $  8.83    $  8.62
______________________________________________________________________________________________________________________
======================================================================================================================
Total return(c)                                                  21.17%          9.70%      9.74%      2.44%     19.56%
______________________________________________________________________________________________________________________
======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $182,975       $179,730    $48,293    $48,420    $44,272
______________________________________________________________________________________________________________________
======================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  2.08%(d)       2.07%      2.15%      2.19%      2.47%
----------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               2.09%(d)       2.17%      2.24%      2.20%      2.47%
======================================================================================================================
Ratio of net investment income (loss) to average net assets      (1.05)%(d)     (0.92)%    (0.88)%(b)   (1.57)%   (1.66)%
______________________________________________________________________________________________________________________
======================================================================================================================
Portfolio turnover rate                                             55%            70%       103%       111%       123%
______________________________________________________________________________________________________________________
======================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.11) and (1.04)%, respectively.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(d)  Ratios are based on average daily net assets of $174,032,376.

AIM Large Cap Growth Fund

                                                                                     CLASS R
                                                              -----------------------------------------------------
                                                                             YEAR ENDED OCTOBER 31,
                                                              -----------------------------------------------------
                                                               2007          2006       2005       2004       2003
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 11.10       $ 10.07    $  9.13    $  8.87    $ 7.37
-------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.07)(a)     (0.03)     (0.04)(b)   (0.10)(a)  (0.09)(a)
-------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)         2.50          1.06       0.98       0.36      1.59
===================================================================================================================
    Total from investment operations                             2.43          1.03       0.94       0.26      1.50
===================================================================================================================
Net asset value, end of period                                $ 13.53       $ 11.10    $ 10.07    $  9.13    $ 8.87
___________________________________________________________________________________________________________________
===================================================================================================================
Total return(c)                                                 21.89%        10.23%     10.30%      2.93%    20.35%
___________________________________________________________________________________________________________________
===================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $11,465       $11,231    $ 2,330    $ 2,761    $2,127
___________________________________________________________________________________________________________________
===================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 1.58%(d)      1.57%      1.65%      1.69%     1.97%
-------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              1.59%(d)      1.67%      1.74%      1.70%     1.97%
===================================================================================================================
Ratio of net investment income (loss) to average net assets     (0.55)%(d)    (0.42)%    (0.38)%(b)   (1.07)%  (1.16)%
___________________________________________________________________________________________________________________
===================================================================================================================
Portfolio turnover rate                                            55%           70%       103%       111%      123%
___________________________________________________________________________________________________________________
===================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.06) and (0.54)%, respectively.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
(d)  Ratios are based on average daily net assets of $11,010,820.

                                                                                       INVESTOR CLASS
                                                              ----------------------------------------------------------------
                                                                                                                 SEPTEMBER 30,
                                                                                                                     2003
                                                                                                                 (COMMENCEMENT
                                                                          YEAR ENDED OCTOBER 31,                   DATE) TO
                                                              -----------------------------------------------     OCTOBER 31,
                                                                2007           2006        2005        2004          2003
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  11.25       $  10.18    $   9.20    $   8.88       $ 8.24
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.03)(a)      (0.01)      (0.01)(b)    (0.05)(a)(c)     (0.01)(a)
------------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          2.54           1.08        0.99        0.37         0.65
==============================================================================================================================
    Total from investment operations                              2.51           1.07        0.98        0.32         0.64
==============================================================================================================================
Net asset value, end of period                                $  13.76       $  11.25    $  10.18    $   9.20       $ 8.88
______________________________________________________________________________________________________________________________
==============================================================================================================================
Total return(d)                                                  22.31%         10.51%      10.65%       3.60%(c)      7.77%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $360,073       $347,621    $358,498    $376,905       $  174
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.24%(e)       1.27%       1.34%       1.19%(c)      1.56%(f)
------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.25%(e)       1.37%       1.43%       1.42%        1.56%(f)
==============================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.21)%(e)     (0.12)%     (0.07)%(b)    (0.57)%(c)     (0.75)%(f)
______________________________________________________________________________________________________________________________
==============================================================================================================================
Portfolio turnover rate(g)                                          55%            70%        103%        111%         123%
______________________________________________________________________________________________________________________________
==============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.03) and (0.23)%, respectively.
(c) The advisor reimbursed Investor Class expenses related to an overpayment of 12b-1 fees of the INVESCO Growth Fund paid to INVESCO Distributors, Inc., the prior distributor of INVESCO Growth Fund. Had the advisor not rembursed these expenses, the net investment income per share, the ratio of net expenses to average net assets, the ratio of net investment income to average net assets and the total return would have been $(0.07), 1.41%, (0.79)% and 3.27%, repsectively.
(d) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(e)  Ratios are based on average daily net assets of $343,536,531.
(f)  Annualized.
(g) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Large Cap Growth Fund

                                                                                    INSTITUTIONAL CLASS
                                                           ----------------------------------------------------------------------
                                                                                                                   APRIL 30, 2004
                                                                                                                   (COMMENCEMENT
                                                                          YEAR ENDED OCTOBER 31,                      DATE) TO
                                                           ----------------------------------------------------     OCTOBER 31,
                                                             2007                   2006                 2005           2004
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $  11.35               $  10.21             $   9.18       $  9.13
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                 0.04(a)                0.05                 0.03(b)      (0.01)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)       2.55                   1.09                 1.00          0.06
=================================================================================================================================
    Total from investment operations                           2.59                   1.14                 1.03          0.05
=================================================================================================================================
Net asset value, end of period                             $  13.94               $  11.35             $  10.21       $  9.18
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                               22.82%                 11.17%               11.22%         0.55%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                   $248,852               $135,466             $123,368       $22,190
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements               0.72%(d)               0.74%                0.81%         0.92%(e)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements            0.72%(d)               0.76%                0.88%         0.93%(e)
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                       0.30%(d)               0.41%                0.46%(b)      (0.30)%(e)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                                       55%                    70%                 103%          111%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $0.01 and 0.30%, respectively.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(d)  Ratios are based on average daily net assets of $185,349,139.
(e)  Annualized.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 15--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING


On July 6, 2007, the Securities and Exchange Commission ("SEC") published notice of two proposed distribution plans ("Distribution Plans") for the distribution of monies placed into two separate Fair Funds created pursuant to a settlement reached on October 8, 2004 between Invesco Funds Group, Inc. ("IFG"), A I M Advisors, Inc. ("AIM") and A I M Distributors, Inc. and the SEC (the "Order"). One of the Fair Funds consists of $325 million, plus interest and any contributions by other settling parties, for distribution to shareholders of certain mutual funds formerly advised by IFG who may have been harmed by market timing and related activity. The second Fair Fund consists of $50 million, plus interest and any contributions by other settling parties, for distribution to shareholders of mutual funds advised by AIM who may have been harmed by market timing and related activity. Comments on the Distribution Plans were due no later than August 6, 2007 and the Distribution Plans are awaiting final approval by the SEC. Distributions from the Fair Funds will begin after the SEC finally approves the Distribution Plans. The proposed Distribution Plans provide for distribution to all eligible investors, for the periods spanning January 1, 2000 through July 31, 2003 (for the IFG Fair Fund) and January 1, 2001 through September 30, 2003 (for the AIM Fair Fund), their proportionate share of the applicable Fair Fund to compensate such investors for injury they may have suffered as a result of market timing in the affected funds. The Distribution Plans include a provision for any residual amounts in the Fair Funds to be distributed in the future to the affected funds. Because the Distribution Plans have not received final approval from the SEC and distribution of the Fair Funds has not yet commenced, management of AIM and the Fund are unable to estimate the amount of distribution to be made to the Fund, if any.

    At the request of the trustees of the AIM Funds, Invesco Ltd. ("Invesco"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES


    On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs

AIM Large Cap Growth Fund
and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM's time to respond to that Order has been indefinitely suspended.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds; and

    - that certain AIM Funds inadequately employed fair value pricing.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in Invesco's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the Invesco defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM Large Cap Growth Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of AIM Equity Funds and Shareholders of AIM Large Cap Growth Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AIM Large Cap Growth Fund (one of the funds constituting AIM Equity Funds, hereafter referred to as the "Fund") at October 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the periods ended on or before October 31, 2004 were audited by another independent registered public accounting firm whose report, dated December 15, 2004, expressed an unqualified opinion on those financial highlights.

PRICEWATERHOUSECOOPERS LLP

December 19, 2007
Houston, Texas

AIM Large Cap Growth Fund

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2007, through October 31, 2007.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                                                                           HYPOTHETICAL
                                                                                     (5% ANNUAL RETURN BEFORE
                                                          ACTUAL                            EXPENSES)
                             BEGINNING           ENDING           EXPENSES           ENDING           EXPENSES        ANNUALIZED
SHARE                      ACCOUNT VALUE      ACCOUNT VALUE      PAID DURING      ACCOUNT VALUE      PAID DURING       EXPENSE
CLASS                       (05/01/07)        (10/31/07)(1)       PERIOD(2)        (10/31/07)         PERIOD(2)         RATIO
A                            $1,000.00          $1,140.10           $7.17           $1,018.50           $6.77            1.33%
B                             1,000.00           1,135.80           11.20            1,014.72           10.56            2.08
C                             1,000.00           1,135.80           11.20            1,014.72           10.56            2.08
R                             1,000.00           1,138.90            8.52            1,017.24            8.03            1.58
Investor                      1,000.00           1,141.00            6.69            1,018.95            6.31            1.24

(1) The actual ending account value is based on the actual total return of the Fund for the period May 1, 2007, through October 31, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

Supplement to Annual Report dated 10/31/07

AIM Large Cap Growth Fund
                                             ==========================================
Institutional Class Shares                   AVERAGE ANNUAL TOTAL RETURNS                    PLEASE NOTE THAT PAST PERFORMANCE IS
                                             For periods ended 10/31/07                   NOT INDICATIVE OF FUTURE RESULTS. MORE
The following information has been                                                        RECENT RETURNS MAY BE MORE OR LESS THAN
prepared to provide Institutional Class      Inception                            3.99%   THOSE SHOWN. ALL RETURNS ASSUME
shareholders with a performance overview        5 Years                          13.59    REINVESTMENT OF DISTRIBUTIONS AT NAV.
specific to their holdings. Institutional       1 Year                           22.82    INVESTMENT RETURN AND PRINCIPAL VALUE WILL
Class shares are offered exclusively to                                                   FLUCTUATE SO YOUR SHARES, WHEN REDEEMED,
institutional investors, including defined   AVERAGE ANNUAL TOTAL RETURNS                 MAY BE WORTH MORE OR LESS THAN THEIR
contribution plans that meet certain                                                      ORIGINAL COST. SEE FULL REPORT FOR
criteria.                                    For periods ended 9/30/07, most recent       INFORMATION ON COMPARATIVE BENCHMARKS.
                                             calendar quarter-end                         PLEASE CONSULT YOUR FUND PROSPECTUS FOR
                                                                                          MORE INFORMATION. FOR THE MOST CURRENT
                                             Inception                            3.32%   MONTH-END PERFORMANCE, PLEASE CALL
                                                5 Years                          13.39    800-451-4246 OR VISIT AIMINVESTMENTS.COM.
                                                1 Year                           19.45
                                             ==========================================

                                             INSTITUTIONAL CLASS SHARES' INCEPTION DATE
                                             IS APRIL 30, 2004. RETURNS SINCE THAT DATE
                                             ARE HISTORICAL RETURNS. ALL OTHER RETURNS
                                             ARE BLENDED RETURNS OF HISTORICAL
                                             INSTITUTIONAL CLASS SHARE PERFORMANCE AND
                                             RESTATED CLASS A SHARE PERFORMANCE (FOR
                                             PERIODS PRIOR TO THE INCEPTION DATE OF
                                             INSTITUTIONAL CLASS SHARES) AT NET ASSET
                                             VALUE (NAV) AND REFLECT THE HIGHER RULE
                                             12B-1 FEES APPLICABLE TO CLASS A SHARES.
                                             CLASS A SHARES' INCEPTION DATE IS MARCH 1,
                                             1999.

                                                INSTITUTIONAL CLASS SHARES HAVE NO
                                             SALES CHARGE; THEREFORE, PERFORMANCE IS AT
                                             NAV. PERFORMANCE OF INSTITUTIONAL CLASS
                                             SHARES WILL DIFFER FROM PERFORMANCE OF
==========================================   OTHER SHARE CLASSES PRIMARILY DUE TO
NASDAQ SYMBOL                        LCIGX   DIFFERING SALES CHARGES AND CLASS
==========================================   EXPENSES.

Over for information on your Fund's expenses.

=======================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS,
WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES.
INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
=======================================================================================

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

AIMinvestments.com               LCG-INS-1              A I M Distributors, Inc.

                                                        [AIM INVESTMENTS LOGO]
                                                      -- REGISTERED TRADEMARK --

AIM Large Cap Growth Fund

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2007, through October 31, 2007.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                                                                  HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE
                                                     ACTUAL                        EXPENSES)
                           BEGINNING         ENDING         EXPENSES         ENDING         EXPENSES      ANNUALIZED
                         ACCOUNT VALUE    ACCOUNT VALUE    PAID DURING    ACCOUNT VALUE    PAID DURING     EXPENSE
SHARE CLASS               (05/01/07)      (10/31/07)(1)     PERIOD(2)      (10/31/07)       PERIOD(2)       RATIO
Institutional              $1,000.00        $1,143.60         $3.78         $1,021.68         $3.57          0.70%

(1) The actual ending account value is based on the actual total return of the Fund for the period May 1, 2007, through October 31, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

AIMinvestments.com     LCG-INS-1     A I M Distributors, Inc.

AIM Large Cap Growth Fund

Approval of Investment Advisory Agreement

The Board of Trustees (the Board) of AIM      regarding the performance, fees and         A. NATURE, EXTENT AND QUALITY OF SERVICES
Equity Funds is required under the            expenses of the AIM Funds to the full          PROVIDED BY AIM
Investment Company Act of 1940 to approve     Board. Moreover, the Investments
annually the renewal of the AIM Large Cap     Committee considers each Sub-Committee's    The Board reviewed the advisory services
Growth Fund (the Fund) investment advisory    recommendations in making its annual        provided to the Fund by AIM under the
agreement with A I M Advisors, Inc. (AIM).    recommendation to the Board whether to      Fund's advisory agreement, the
During contract renewal meetings held on      approve the continuance of each AIM         performance of AIM in providing these
June 25-27, 2007, the Board as a whole and    Fund's investment advisory agreement and    services, and the credentials and
the disinterested or "independent"            sub-advisory agreement, if applicable       experience of the officers and employees
Trustees, voting separately, approved the     (advisory agreements), for another year.    of AIM who provide these services. The
continuance of the Fund's investment                                                      Board's review of the qualifications of
advisory agreement for another year,             The independent Trustees, as mentioned   AIM to provide these services included
effective July 1, 2007. In doing so, the      above, are assisted in their annual         the Board's consideration of AIM's
Board determined that the Fund's advisory     evaluation of the advisory agreements by    portfolio and product review process,
agreement is in the best interests of the     the independent Senior Officer. One         various back office support functions
Fund and its shareholders and that the        responsibility of the Senior Officer is     provided by AIM, and AIM's equity and
compensation to AIM under the Fund's          to manage the process by which the AIM      fixed income trading operations. The
advisory agreement is fair and reasonable.    Funds' proposed management fees are         Board concluded that the nature, extent
                                              negotiated during the annual contract       and quality of the advisory services
   The independent Trustees met separately    renewal process to ensure that they are     provided to the Fund by AIM were
during their evaluation of the Fund's         negotiated in a manner which is at arms'    appropriate and that AIM currently is
investment advisory agreement with            length and reasonable. Accordingly, the     providing satisfactory advisory services
independent legal counsel from whom they      Senior Officer must either supervise a      in accordance with the terms of the
received independent legal advice, and the    competitive bidding process or prepare an   Fund's advisory agreement. In addition,
independent Trustees also received            independent written evaluation. The         based on their ongoing meetings
assistance during their deliberations from    Senior Officer has recommended that an      throughout the year with the Fund's
the independent Senior Officer, a full-time   independent written evaluation be           portfolio managers, the Board concluded
officer of the AIM Funds who reports          provided and, upon the direction of the     that these individuals are competent and
directly to the independent Trustees. The     Board, has prepared an independent          able to continue to carry out their
following discussion more fully describes     written evaluation.                         responsibilities under the Fund's
the process employed by the Board to                                                      advisory agreement.
evaluate the performance of the AIM Funds        During the annual contract renewal
(including the Fund) throughout the year      process, the Board considered the factors      In determining whether to continue the
and, more specifically, during the annual     discussed below under the heading           Fund's advisory agreement, the Board
contract renewal meetings.                    "Factors and Conclusions and Summary of     considered the prior relationship between
                                              Independent Written Fee Evaluation" in      AIM and the Fund, as well as the Board's
THE BOARD'S FUND EVALUATION PROCESS           evaluating the fairness and                 knowledge of AIM's operations, and
                                              reasonableness of the Fund's advisory       concluded that it was beneficial to
The Board's Investments Committee has         agreement at the contract renewal           maintain the current relationship, in
established three Sub-Committees which are    meetings and at their meetings throughout   part, because of such knowledge. The
responsible for overseeing the management     the year as part of their ongoing           Board also considered the steps that AIM
of a number of the series portfolios of the   oversight of the Fund. The Fund's           and its affiliates have taken over the
AIM Funds. This Sub-Committee structure       advisory agreement was considered           last several years to improve the quality
permits the Trustees to focus on the          separately, although the Board also         and efficiency of the services they
performance of the AIM Funds that have been   considered the common interests of all of   provide to the Funds in the areas of
assigned to them. The Sub-Committees meet     the AIM Funds in their deliberations. The   investment performance, product line
throughout the year to review the             Board comprehensively considered all of     diversification, distribution, fund
performance of their assigned funds, and      the information provided to them and did    operations, shareholder services and
the Sub-Committees review monthly and         not identify any particular factor that     compliance. The Board concluded that the
quarterly comparative performance             was controlling. Furthermore, each          quality and efficiency of the services
information and periodic asset flow data      Trustee may have evaluated the              AIM and its affiliates provide to the AIM
for their assigned funds. These materials     information provided differently from one   Funds in each of these areas have
are prepared under the direction and          another and attributed different weight     generally improved, and support the
supervision of the independent Senior         to the various factors. The Trustees        Board's approval of the continuance of
Officer. Over the course of each year, the    recognized that the advisory arrangements   the Fund's advisory agreement.
SubCommittees meet with portfolio managers    and resulting advisory fees for the Fund
for their assigned funds and other members    and the other AIM Funds are the result of   B. FUND PERFORMANCE
of management and review with these           years of review and negotiation between
individuals the performance, investment       the Trustees and AIM, that the Trustees     The Board compared the Fund's performance
objective(s), policies, strategies and        may focus to a greater extent on certain    during the past one, three and five
limitations of these funds.                   aspects of these arrangements in some       calendar years to the performance of
                                              years than others, and that the Trustees'   funds in the Fund's Lipper peer group
   In addition to their meetings throughout   deliberations and conclusions in a          that are not managed by AIM, and against
the year, the Sub-Committees meet at          particular year may be based in part on     the performance of all funds in the
designated contract renewal meetings each     their deliberations and conclusions of      Lipper Large-Cap Growth Funds Index. The
year to conduct an in-depth review of the     these same arrangements throughout the      Board also reviewed the methodology used
performance, fees and expenses of their       year and in prior years.                    by Lipper to identify the Fund's peers.
assigned funds. During the contract renewal                                               The Board noted that the Fund's
process, the Trustees receive comparative     FACTORS AND CONCLUSIONS AND SUMMARY OF      performance was above the median
performance and fee data regarding all the    INDEPENDENT WRITTEN FEE EVALUATION          performance of its peers for the one,
AIM Funds prepared by an independent                                                      three and five year periods. The Board
company, Lipper, Inc., under the direction    The discussion below serves as a            noted that the Fund's performance was
and supervision of the independent Senior     summary of the Senior Officer's             above the performance of the Index for
Officer who also prepares a separate          independent written evaluation, as well     the one, three and five year periods. The
analysis of this information for the          as a discussion of the material factors     Board also considered the steps AIM has
Trustees. Each Sub-Committee then makes       and related conclusions that formed the     taken over the last several years to
recommendations to the Investments            basis for the Board's approval of the       improve the quality and efficiency of the
Committee regarding the performance, fees     Fund's advisory agreement. Unless           services that AIM provides to the AIM
and expenses of their assigned funds. The     otherwise stated, information set forth     Funds. The Board concluded that AIM
Investments Committee considers each          below is as of June 27, 2007 and does not   continues to be responsive to the Board's
Sub-Committee's recommendations and makes     reflect any changes that may have           focus on fund performance. Although the
its own recommendations                       occurred since that date, including but     independent written evaluation of the
                                              not limited to changes to the Fund's        Fund's Senior Officer (discussed below)
                                              performance, advisory fees, expense         only considered Fund performance through
                                              limitations and/or fee waivers.             the most recent calendar year, the Board
                                                                                          also reviewed more recent Fund
                                                                                          performance and this review did not
                                                                                          change their conclusions.

                                                                                                                        (continued)

AIM Large Cap Growth Fund

C. ADVISORY FEES AND FEE WAIVERS              AIM Funds, including the Fund, should be    AIM and AIM's affiliates, had prepared an
                                              simplified. The Board concluded that it     independent written evaluation to assist
The Board compared the Fund's contractual     would be appropriate to approve the         the Board in determining the
advisory fee rate to the contractual          proposed amendment to the Fund's            reasonableness of the proposed management
advisory fee rates of funds in the Fund's     contractual advisory fee schedule and       fees of the AIM Funds, including the
Lipper peer group that are not managed by     that it was not necessary at this time to   Fund. The Board noted that they had
AIM, at a common asset level and as of the    discuss with AIM whether to implement any   relied upon the Senior Officer's written
end of the past calendar year. The Board      fee waivers for the Fund.                   evaluation instead of a competitive
noted that the Fund's advisory fee rate was                                               bidding process. In determining whether
below the median advisory fee rate of its        After taking account of the Fund's       to continue the Fund's advisory
peers. The Board also reviewed the            contractual advisory fee rate, as well as   agreement, the Board considered the
methodology used by Lipper and noted that     the comparative advisory fee information    Senior Officer's written evaluation.
the contractual fee rates shown by Lipper     and the expense limitation discussed
include any applicable long-term              above, the Board concluded that the         G. Collateral Benefits to AIM and its
contractual fee waivers. The Board also       Fund's advisory fees were fair and             Affiliates
compared the Fund's contractual advisory      reasonable.
fee rate to the contractual advisory fee                                                  The Board considered various other
rates of other clients of AIM and its         D. ECONOMIES OF SCALE AND BREAKPOINTS       benefits received by AIM and its
affiliates with investment strategies                                                     affiliates resulting from AIM's
comparable to those of the Fund, including    The Board considered the extent to which    relationship with the Fund, including the
two mutual funds advised by AIM and two       there are economies of scale in AIM's       fees received by AIM and its affiliates
mutual funds sub-advised by an AIM            provision of advisory services to the       for their provision of administrative,
affiliate. The Board noted that the Fund's    Fund. The Board also considered whether     transfer agency and distribution services
rate was: (i) comparable to the rate for      the Fund benefits from such economies of    to the Fund. The Board considered the
one mutual fund and below the rate for the    scale through contractual breakpoints in    performance of AIM and its affiliates in
second mutual fund; and (ii) above the        the Fund's advisory fee schedule or         providing these services and the
sub-advisory fee rates for the two            through advisory fee waivers or expense     organizational structure employed by AIM
sub-advised funds, although the advisory      limitations. The Board noted that the       and its affiliates to provide these
fee rates for such sub-advised funds were     Fund's contractual advisory fee schedule    services. The Board also considered that
comparable to or above the Fund's.            includes one breakpoint and that the        these services are provided to the Fund
                                              level of the Fund's advisory fees, as a     pursuant to written contracts which are
   Additionally, the Board compared the       percentage of the Fund's net assets, has    reviewed and approved on an annual basis
Fund's contractual advisory fee rate to the   decreased as net assets increased because   by the Board. The Board concluded that
total advisory fees paid by numerous          of the breakpoint. The Board noted that     AIM and its affiliates were providing
separately managed accounts/wrap accounts     the amendment to the Fund's contractual     these services in a satisfactory manner
advised by an AIM affiliate. The Board        advisory fee schedule discussed above       and in accordance with the terms of their
noted that the Fund's rate generally was      provides for seven breakpoints. Based on    contracts, and were qualified to continue
above the rates for the separately managed    this information, the Board concluded       to provide these services to the Fund.
accounts/wrap accounts. The Board             that the Fund's advisory fees
considered that management of the             appropriately reflect economies of scale       The Board considered the benefits
separately managed accounts/wrap accounts     at current asset levels. The Board also     realized by AIM as a result of portfolio
by the AIM affiliate involves different       noted that the Fund shares directly in      brokerage transactions executed through
levels of services and different              economies of scale through lower fees       "soft dollar" arrangements. Under these
operational and regulatory requirements       charged by third party service providers    arrangements, portfolio brokerage
than AIM's management of the Fund. The        based on the combined size of all of the    commissions paid by the Fund and/or other
Board concluded that these differences are    AIM Funds and affiliates.                   funds advised by AIM are used to pay for
appropriately reflected in the fee                                                        research and execution services. The
structure for the Fund and the separately     E. PROFITABILITY AND FINANCIAL RESOURCES    Board noted that soft dollar arrangements
managed accounts/wrap accounts.                  OF AIM                                   shift the payment obligation for the
                                                                                          research and executions services from AIM
   The Board noted that AIM has               The Board reviewed information from AIM     to the funds and therefore may reduce
contractually agreed to waive fees and/or     concerning the costs of the advisory and    AIM's expenses. The Board also noted that
limit expenses of the Fund through at least   other services that AIM and its             research obtained through soft dollar
June 30, 2008 in an amount necessary to       affiliates provide to the Fund and the      arrangements may be used by AIM in making
limit total annual operating expenses to a    profitability of AIM and its affiliates     investment decisions for the Fund and may
specified percentage of average daily net     in providing these services. The Board      therefore benefit Fund shareholders. The
assets for each class of the Fund. The        also reviewed information concerning the    Board concluded that AIM's soft dollar
Board considered the contractual nature of    financial condition of AIM and its          arrangements were appropriate. The Board
this fee waiver and noted that it remains     affiliates. The Board also reviewed with    also concluded that, based on their
in effect until at least June 30, 2008. The   AIM the methodology used to prepare the     review and representations made by AIM,
Board reviewed the Fund's effective           profitability information. The Board        these arrangements were consistent with
advisory fee rate, after taking account of    considered the overall profitability of     regulatory requirements.
this expense limitation, and considered the   AIM, as well as the profitability of AIM
effect this expense limitation would have     in connection with managing the Fund. The      The Board considered the fact that the
on the Fund's estimated total expenses. The   Board noted that AIM continues to operate   Fund's uninvested cash and cash
Board concluded that the levels of fee        at a net profit, although increased         collateral from any securities lending
waivers/expense limitations for the Fund      expenses in recent years have reduced the   arrangements may be invested in money
were fair and reasonable.                     profitability of AIM and its affiliates.    market funds advised by AIM pursuant to
                                              The Board concluded that the Fund's         procedures approved by the Board. The
   The Board noted that AIM has not           advisory fees were fair and reasonable,     Board noted that AIM will receive
proposed any advisory fee waivers for the     and that the level of profits realized by   advisory fees from these affiliated money
Fund. However, the Board also noted that      AIM and its affiliates from providing       market funds attributable to such
AIM has recommended that the Board approve    services to the Fund was not excessive in   investments, although AIM has
an amendment to the Fund's contractual        light of the nature, quality and extent     contractually agreed to waive the
advisory fee schedule that would implement    of the services provided. The Board         advisory fees payable by the Fund with
the contractual advisory fee waiver that      considered whether AIM is financially       respect to its investment of uninvested
had been formerly committed to by AIM,        sound and has the resources necessary to    cash in these affiliated money market
which waiver provided for lower effective     perform its obligations under the Fund's    funds through at least June 30, 2008. The
fee rates at all asset levels than the        advisory agreement, and concluded that      Board considered the contractual nature
Fund's current contractual advisory fee       AIM has the financial resources necessary   of this fee waiver and noted that it
schedule. The Board noted that AIM's          to fulfill these obligations.               remains in effect until at least June 30,
recommendation was made in response to the                                                2008. The Board concluded that the Fund's
recommendation of the independent Senior      F. INDEPENDENT WRITTEN EVALUATION OF THE    investment of uninvested cash and cash
Officer that AIM consider whether the            FUND'S SENIOR OFFICER                    collateral from any securities lending
advisory fee waivers for certain equity                                                   arrangements in the affiliated money
                                              The Board noted that, upon their            market funds is in the best interests of
                                              direction, the Senior Officer of the        the Fund and its shareholders.
                                              Fund, who is independent of

AIM Large Cap Growth Fund

TAX INFORMATION

TAX INFORMATION FOR NON-RESIDENT ALIEN SHAREHOLDERS

The percentages of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended January 31, 2007, April 30, 2007, July 31, 2007 and October 31, 2007 were 15.21%, 14.18%, 15.43%, and 16.86%, respectively.

AIM Large Cap Growth Fund

TRUSTEES AND OFFICERS



The address of each trustee and officer of AIM Equity Funds (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Each trustee oversees 104 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

                                                                                       OTHER
                                  TRUSTEE                                              TRUSTEESHIP(S)/
NAME, YEAR OF BIRTH AND           AND/OR                                               DIRECTORSHIP(S)
POSITION(S) HELD WITH THE         OFFICER    PRINCIPAL OCCUPATION(S)                   HELD BY
TRUST                             SINCE      DURING PAST 5 YEARS                       TRUSTEE/ DIRECTOR
-------------------------------------------------------------------------------------------------------------------------
 Interested Persons
-------------------------------------------------------------------------------------------------------------------------

  Martin L. Flanagan(1) -- 1960   2007       Director, Chief Executive Officer and     None
  Trustee                                    President, Invesco Ltd. (ultimate parent
                                             of AIM and a global investment
                                             management firm) and, INVESCO PLC
                                             (parent of AIM and a global investment
                                             management firm); Chairman, A I M
                                             Advisors, Inc. (registered investment
                                             advisor); Director, Chairman, Chief
                                             Executive Officer and President, IVZ
                                             Inc. (holding company); and INVESCO
                                             North American Holdings, Inc. (holding
                                             company); Chairman and President,
                                             INVESCO Group Services, Inc. (service
                                             provider); Trustee, The AIM Family of
                                             Funds(R); Vice Chairman, Investment
                                             Company Institute; and Member of
                                             Executive Board, SMU Cox School of
                                             Business

                                             Formerly: Chairman, Investment Company
                                             Institute; President, Co-Chief Executive
                                             Officer, Co-President, Chief Operating
                                             Officer and Chief Financial Officer,
                                             Franklin Resources, Inc. (global
                                             investment management organization)
-------------------------------------------------------------------------------------------------------------------------

  Philip A. Taylor(2) -- 1954     2006       Director, Chief Executive Officer and     None
  Trustee, President and                     President, AIM Mutual Fund Dealer Inc.
  Principal                                  (registered broker dealer), A I M
  Executive Officer                          Advisors, Inc., AIM Funds Management
                                             Inc. d/b/a INVESCO Enterprise Services
                                             (registered investment advisor and
                                             registered transfer agent) and 1371
                                             Preferred Inc. (holding company);
                                             Director, Chairman, Chief Executive
                                             Officer and President, A I M Management
                                             Group Inc. (financial services holding
                                             company) and A I M Capital Management,
                                             Inc. (registered investment advisor);
                                             Director and President, INVESCO Funds
                                             Group, Inc. (registered investment
                                             advisor and register transfer agent) and
                                             AIM GP Canada Inc. (general partner for
                                             a limited partnership); Director, A I M
                                             Distributors, Inc. (registered broker
                                             dealer); Director and Chairman, AIM
                                             Investment Services, Inc. (registered
                                             transfer agent) and INVESCO
                                             Distributors, Inc. (registered broker
                                             dealer); Director, President and
                                             Chairman, IVZ Callco Inc. (holding
                                             company), INVESCO Inc. (holding company)
                                             and AIM Canada Holdings Inc. (holding
                                             company); Director and Chief Executive
                                             Officer, AIM Trimark Corporate Class
                                             Inc. (formerly AIM Trimark Global Fund
                                             Inc.) (corporate mutual fund company)
                                             and AIM Trimark Canada Fund Inc.
                                             (corporate mutual fund company);
                                             Trustee, President and Principal
                                             Executive Officer of The AIM Family of
                                             Funds--Registered Trademark-- (other
                                             than AIM Treasurer's Series Trust,
                                             Short-Term Investments Trust and
                                             Tax-Free Investments Trust); Trustee and
                                             Executive Vice President, The AIM Family
                                             of Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free
                                             Investments Trust only); and Manager,
                                             PowerShares Capital Management LLC

                                             Formerly: Director and Chairman, Fund
                                             Management Company (registered broker
                                             dealer); President and Principal
                                             Executive Officer, The AIM Family of
                                             Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free
                                             Investments Trust only); Chairman, AIM
                                             Canada Holdings, Inc.; President, AIM
                                             Trimark Global Fund Inc. and AIM Trimark
                                             Canada Fund Inc.; and Director, Trimark
                                             Trust (federally regulated Canadian
                                             Trust Company)
-------------------------------------------------------------------------------------------------------------------------
 Independent Trustees
-------------------------------------------------------------------------------------------------------------------------

  Bruce L. Crockett -- 1944       1993       Chairman, Crockett Technology Associates  ACE Limited (insurance company);
  Trustee and Chair                          (technology consulting company)           and Captaris, Inc. (unified
                                                                                       messaging provider)
-------------------------------------------------------------------------------------------------------------------------

  Bob R. Baker -- 1936            2003       Retired                                   None
  Trustee
-------------------------------------------------------------------------------------------------------------------------

  Frank S. Bayley -- 1939         2001       Retired                                   Badgley Funds, Inc. (registered
  Trustee                                                                              investment company) (2 portfolios)
                                             Formerly: Partner, law firm of Baker &
                                             McKenzie
-------------------------------------------------------------------------------------------------------------------------

  James T. Bunch -- 1942          2003       Founder, Green, Manning & Bunch Ltd.,     None
  Trustee                                    (investment banking firm); and Director,
                                             Policy Studies, Inc. and Van Gilder
                                             Insurance Corporation
-------------------------------------------------------------------------------------------------------------------------

  Albert R. Dowden -- 1941        2000       Director of a number of public and        None
  Trustee                                    private business corporations, including
                                             the Boss Group Ltd. (private investment
                                             and management); Reich & Tang Funds
                                             (Chairman) (registered investment
                                             company) (7 portfolios), Daily Income
                                             Fund (4 portfolios), California Daily
                                             Tax Free Income Fund, Inc., Connecticut
                                             Daily Tax Free Income Fund, Inc. and New
                                             Jersey Daily Municipal Fund, Inc.,
                                             Annuity and Life Re (Holdings), Ltd.
                                             (insurance company), and Homeowners of
                                             America Holding Corporation (property
                                             casualty company)

                                             Formerly: Director, CompuDyne
                                             Corporation (provider of product and
                                             services to the public security market);
                                             Director, President and Chief Executive
                                             Officer, Volvo Group North America,
                                             Inc.; Senior Vice President, AB Volvo;
                                             Director of various affiliated Volvo
                                             companies; and Director, Magellan
                                             Insurance Company
-------------------------------------------------------------------------------------------------------------------------

  Jack M. Fields -- 1952          1997       Chief Executive Officer, Twenty First     Administaff
  Trustee                                    Century Group, Inc. (government affairs
                                             company); and Owner and Chief Executive
                                             Officer, Dos Angelos Ranch, L.P.
                                             (cattle, hunting, corporate
                                             entertainment), and Discovery Global
                                             Education Fund (non-profit)
                                             Formerly: Chief Executive Officer,
                                             Texana Timber LP (sustainable forestry
                                             company)

-------------------------------------------------------------------------------------------------------------------------

  Carl Frischling -- 1937         1988       Partner, law firm of Kramer Levin         Director, Reich & Tang Funds) (7
  Trustee                                    Naftalis and Frankel LLP                  portfolios)
-------------------------------------------------------------------------------------------------------------------------

  Prema Mathai-Davis -- 1950      1998       Formerly: Chief Executive Officer, YWCA   None
  Trustee                                    of the USA
-------------------------------------------------------------------------------------------------------------------------

  Lewis F. Pennock -- 1942        1988       Partner, law firm of Pennock & Cooper     None
  Trustee
-------------------------------------------------------------------------------------------------------------------------

  Ruth H. Quigley -- 1935         2001       Retired                                   None
  Trustee
-------------------------------------------------------------------------------------------------------------------------

  Larry Soll -- 1942              2003       Retired                                   None
  Trustee
-------------------------------------------------------------------------------------------------------------------------

  Raymond Stickel, Jr. -- 1944    2005       Retired                                   None
  Trustee                                    Formerly: Partner, Deloitte & Touche;
                                             and Director, Mainstay VP Series Funds,
                                             Inc. (25 portfolios)
-------------------------------------------------------------------------------------------------------------------------

(1) Mr. Flanagan was appointed as Trustee of the Trust on February 24, 2007. Mr. Flanagan is considered an interested person of the Trust because he is an officer of the advisor to the Trust, and an officer and a director of INVESCO PLC, parent of the advisor to the Trust.
(2) Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

AIM Large Cap Growth Fund

                                                                                       OTHER
                                  TRUSTEE                                              TRUSTEESHIP(S)/
NAME, YEAR OF BIRTH AND           AND/OR                                               DIRECTORSHIP(S)
POSITION(S) HELD WITH THE         OFFICER    PRINCIPAL OCCUPATION(S)                   HELD BY TRUSTEE/
TRUST                             SINCE      DURING PAST 5 YEARS                       DIRECTOR
-------------------------------------------------------------------------------------------------------------------------
 Other Officers
-------------------------------------------------------------------------------------------------------------------------

  Russell C. Burk -- 1958         2005       Senior Vice President and Senior Officer  N/A
  Senior Vice President and                  of The AIM Family of Funds--Registered
  Senior Officer                             Trademark--
                                             Formerly: Director of Compliance and
                                             Assistant General Counsel, ICON
                                             Advisers, Inc.; Financial Consultant,
                                             Merrill Lynch; General Counsel and
                                             Director of Compliance, ALPS Mutual
                                             Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------

  John M. Zerr -- 1962            2006       Director, Senior Vice President,          N/A
  Senior Vice President, Chief               Secretary and General Counsel, A I M
  Legal Officer and Secretary                Management Group Inc., A I M Advisors,
                                             Inc. and A I M Capital Management, Inc.;
                                             Director, Vice President and Secretary,
                                             AIM Investment Services, Inc. and
                                             INVESCO Distributors, Inc.; Director,
                                             Senior Vice President and Secretary,
                                             A I M Distributors, Inc.; Director and
                                             Vice President, INVESCO Funds Group
                                             Inc.; Senior Vice President, Chief Legal
                                             Officer and Secretary of The AIM Family
                                             of Funds--Registered Trademark--; and
                                             Manager, PowerShares Capital Management
                                             LLC

                                             Formerly: Director, Vice President and
                                             Secretary, Fund Management Company; Vice
                                             President, A I M Capital Management,
                                             Inc.; Chief Operating Officer, Senior
                                             Vice President, General Counsel and
                                             Secretary, Liberty Ridge Capital, Inc.
                                             (an investment adviser); Vice President
                                             and Secretary, PBHG Funds (an investment
                                             company); Vice President and Secretary,
                                             PBHG Insurance Series Fund (an
                                             investment company); General Counsel and
                                             Secretary, Pilgrim Baxter Value
                                             Investors (an investment adviser); Chief
                                             Operating Officer, General Counsel and
                                             Secretary, Old Mutual Investment
                                             Partners (a broker-dealer); General
                                             Counsel and Secretary, Old Mutual Fund
                                             Services (an administrator); General
                                             Counsel and Secretary, Old Mutual
                                             Shareholder Services (a shareholder
                                             servicing center); Executive Vice
                                             President, General Counsel and
                                             Secretary, Old Mutual Capital, Inc. (an
                                             investment adviser); and Vice President
                                             and Secretary, Old Mutual Advisors Funds
                                             (an investment company)
-------------------------------------------------------------------------------------------------------------------------

  Lisa O. Brinkley -- 1959        2004       Global Compliance Director, INVESCO PLC;  N/A
  Vice President                             and Vice President of The AIM Family of
                                             Funds--Registered Trademark--

                                             Formerly: Senior Vice President, A I M
                                             Management Group Inc. (financial
                                             services holding company); Senior Vice
                                             President and Chief Compliance Officer,
                                             A I M Advisors, Inc. and The AIM Family
                                             of Funds--Registered Trademark--; Vice
                                             President and Chief Compliance Officer,
                                             A I M Capital Management, Inc. and A I M
                                             Distributors, Inc.; Vice President, AIM
                                             Investment Services, Inc. and Fund
                                             Management Company; Senior Vice
                                             President and Chief Compliance Officer
                                             of The AIM Family of Funds--Registered
                                             Trademark--; and Senior Vice President
                                             and Compliance Director, Delaware
                                             Investments Family of Funds
-------------------------------------------------------------------------------------------------------------------------

  Kevin M. Carome -- 1956         2003       Senior Vice President and General
  Vice President                             Counsel, INVESCO PLC; Director, INVESCO
                                             Funds Group, Inc.; Director and
                                             Secretary, IVZ, Inc. and INVESCO Group
                                             Services, Inc.; Secretary, INVESCO North
                                             American Holdings, Inc.; and Vice
                                             President of The AIM Family of
                                             Funds--Registered Trademark--

                                             Formerly: Director, Senior Vice           N/A
                                             President, Secretary and General
                                             Counsel, A I M Management Group Inc. and
                                             A I M Advisors, Inc.; Senior Vice
                                             President, A I M Distributors, Inc.;
                                             Director, General Counsel and Vice
                                             President, Fund Management Company; Vice
                                             President, A I M Capital Management,
                                             Inc. and AIM Investment Services, Inc.;
                                             Senior Vice President, Chief Legal
                                             Officer and Secretary of The AIM Family
                                             of Funds--Registered Trademark--;
                                             Director and Vice President, INVESCO
                                             Distributors, Inc.; Chief Executive
                                             Officer and President, INVESCO Funds
                                             Group, Inc.; and Senior Vice President
                                             and General Counsel, Liberty Financial
                                             Companies, Inc.
-------------------------------------------------------------------------------------------------------------------------

  Sidney M. Dilgren -- 1961       2004       Vice President, A I M Advisors, Inc. and  N/A
  Vice President, Principal                  A I M Capital Management, Inc.; and Vice
  Financial Officer and                      President, Treasurer and Principal
  Treasurer                                  Financial Officer of The AIM Family of
                                             Funds--Registered Trademark--

                                             Formerly: Fund Treasurer, A I M
                                             Advisors, Inc.; Senior Vice President,
                                             AIM Investment Services, Inc.; and Vice
                                             President, A I M Distributors, Inc.
-------------------------------------------------------------------------------------------------------------------------

  Karen Dunn Kelley -- 1960       2004       Head of INVESCO's World Wide Fixed        N/A
  Vice President                             Income and Cash Management Group;
                                             Director of Cash Management and Senior
                                             Vice President, A I M Advisors, Inc. and
                                             A I M Capital Management, Inc; Executive
                                             Vice President, A I M Distributors,
                                             Inc.; Senior Vice President, A I M
                                             Management Group Inc.; Vice President,
                                             The AIM Family of Funds--Registered
                                             Trademark-- (other than AIM Treasurer's
                                             Series Trust, Short-Term Investments
                                             Trust and Tax-Free Investments Trust);
                                             and President and Principal Executive
                                             Officer, The AIM Family of
                                             Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free
                                             Investments Trust only)
                                             Formerly: Director and President, Fund
                                             Management Company; Chief Cash
                                             Management Officer and Managing
                                             Director, A I M Capital Management,
                                             Inc.; Vice President, A I M Advisors,
                                             Inc. and The AIM Family of
                                             Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free
                                             Investments Trust only)
-------------------------------------------------------------------------------------------------------------------------

  Lance A. Rejsek -- 1967         2005       Anti-Money Laundering Compliance          N/A
  Anti-Money Laundering                      Officer, A I M Advisors, Inc., A I M
  Compliance Officer                         Capital Management, Inc., A I M
                                             Distributors, Inc., AIM Investment
                                             Services, Inc., AIM Private Asset
                                             Management, Inc. and The AIM Family of
                                             Funds--Registered Trademark--
                                             Formerly: Anti-Money Laundering
                                             Compliance Officer, Fund Management
                                             Company; and Manager of the Fraud
                                             Prevention Department, AIM Investment
                                             Services, Inc.
-------------------------------------------------------------------------------------------------------------------------

  Todd L. Spillane -- 1958        2006       Senior Vice President, A I M Management   N/A
  Chief Compliance Officer                   Group Inc.; Senior Vice President and
                                             Chief Compliance Officer, A I M
                                             Advisors, Inc. and A I M Capital
                                             Management, Inc.; Chief Compliance
                                             Officer of The AIM Family of
                                             Funds--Registered Trademark--, INVESCO
                                             Global Asset Management (N.A.), Inc.,
                                             (registered investment advisor), INVESCO
                                             Institutional (N.A.), Inc., (registered
                                             investment advisor), INVESCO Private
                                             Capital Investments, Inc. (holding
                                             company), INVESCO Private Capital, Inc.
                                             (registered investment advisor) and
                                             INVESCO Senior Secured Management, Inc.
                                             (registered investment advisor); and
                                             Vice President, A I M Distributors, Inc.
                                             and AIM Investment Services, Inc.

                                             Formerly: Vice President, A I M Capital
                                             Management, Inc. and Fund Management
                                             Company; Global Head of Product
                                             Development, AIG-Global Investment
                                             Group, Inc.; and Chief Compliance
                                             Officer and Deputy General Counsel,
                                             AIG-SunAmerica Asset Management
-------------------------------------------------------------------------------------------------------------------------

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246.

OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS
11 Greenway Plaza             A I M Advisors, Inc.     A I M Distributors,      PricewaterhouseCoopers
Suite 100                     11 Greenway Plaza        Inc.                     LLP
Houston, TX 77046-1173        Suite 100                11 Greenway Plaza        1201 Louisiana Street
                              Houston, TX 77046-1173   Suite 100                Suite 2900
                                                       Houston, TX 77046-1173   Houston, TX 77002-5678

COUNSEL TO THE FUND           COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
Ballard Spahr                 INDEPENDENT TRUSTEES     AIM Investment           State Street Bank and
Andrews & Ingersoll, LLP      Kramer, Levin, Naftalis  Services, Inc.           Trust
1735 Market Street, 51st      & Frankel LLP            P.O. Box 4739            Company
Floor                         1177 Avenue of the       Houston, TX 77210-4739   225 Franklin Street
Philadelphia, PA 19103-7599   Americas                                          Boston, MA 02110-2801
                              New York, NY 10036-2714

                            [EDELIVERY                              Fund holdings and proxy voting information
                           GO PAPERLESS
                   AIMINVESTMENTS.COM/EDELIVERY                     The Fund provides a complete list of its holdings four times in
                             GRAPHIC]                               each fiscal year, at the quarter-ends. For the second and
                                                                    fourth quarters, the lists appear in the Fund's semiannual and
REGISTER FOR EDELIVERY                                              annual reports to shareholders. For the first and third
                                                                    quarters, the Fund files the lists with the Securities and
eDelivery is the process of receiving your fund and account         Exchange Commission (SEC) on Form N-Q. The most recent list of
information via e-mail. Once your quarterly statements, tax         portfolio holdings is available at AIMinvestments.com. From our
forms, fund reports, and prospectuses are available, we will send   home page, click on Products & Performance, then Mutual Funds,
you an e-mail notification containing links to these documents.     then Fund Overview. Select your Fund from the drop-down menu
For security purposes, you will need to log in to your account to   and click on Complete Quarterly Holdings. Shareholders can also
view your statements and tax forms.                                 look up the Fund's Forms N-Q on the SEC Web site at sec.gov.
                                                                    Copies of the Fund's Forms N-Q may be reviewed and copied at
WHY SIGN UP?                                                        the SEC Public Reference Room in Washington, D.C. You can
                                                                    obtain information on the operation of the Public Reference
Register for eDelivery to:                                          Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by electronic request
o  save your Fund the cost of printing and postage.                 at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-01424 and 002-25469.
o  reduce the amount of paper you receive.
                                                                    A description of the policies and procedures that the Fund uses
o  gain access to your documents faster by not waiting for the      to determine how to vote proxies relating to portfolio
   mail.                                                            securities is available without charge, upon request, from our
                                                                    Client Services department at 800-959-4246 or on the AIM Web
o  view your documents online anytime at your convenience.          site, AIMinvestments.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the
o  save the documents to your personal computer or print them out   SEC Web site, sec.gov.
   for your records.
                                                                    Information regarding how the Fund voted proxies related to its
HOW DO I SIGN UP?                                                   portfolio securities during the 12 months ended June 30, 2007, is available at our Web site. Go to AIMinvestments.com, access
It's easy. Just follow these simple steps:                          the About Us tab, click on Required Notices and then click on
                                                                    Proxy Voting Activity. Next, select the Fund from the drop-down
1. Log in to your account.                                          menu. The information is also available on the SEC Web site,
                                                                    sec.gov.
2. Click on the "Service Center" tab.
                                                                    If used after January 20, 2008, this report must be accompanied
3. Select "Register for eDelivery" and complete the consent         by a Fund fact sheet or by an AIM Quarterly Performance Review
   process.                                                         for the most recent quarter-end. Mutual funds and
                                                                    exchange-traded funds distributed by A I M Distributors, Inc.
This AIM service is provided by AIM Investment Services, Inc.
                                                                    LCG-AR-1 A I M Distributors, Inc.

                                                                                                            [AIM INVESTMENTS LOGO]
                                                                                                          -- REGISTERED TRADEMARK --

ITEM 2. CODE OF ETHICS.

          As of the end of the period covered by this report, the Registrant had adopted a code of ethics (the "Code") that applies to the Registrant's principal executive officer ("PEO") and principal financial officer ("PFO"). There were no amendments to the Code during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

          The Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Audit Committee. The Audit Committee financial expert is Raymond Stickel, Jr. Mr. Stickel is "independent" within the meaning of that term as used in Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

FEES BILLED BY PRINCIPAL ACCOUNTANT RELATED TO THE REGISTRANT

     PWC billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as follows:

                                             Percentage of Fees
                                             Billed Applicable                            Percentage of Fees
                                                to Non-Audit                             Billed Applicable to
                                             Services Provided                            Non-Audit Services
                         Fees Billed for    for fiscal year end                           Provided for fiscal
                        Services Rendered     2007 Pursuant to       Fees Billed for         year end 2006
                        to the Registrant        Waiver of        Services Rendered to    Pursuant to Waiver
                           for fiscal           Pre-Approval       the Registrant for       of Pre-Approval
                          year end 2007        Requirement(1)     fiscal year end 2006      Requirement(1)
                        -----------------   -------------------   --------------------   --------------------
Audit Fees                   $225,022               N/A                 $234,833                  N/A
Audit-Related Fees(2)        $ 20,222                 0%                $      0                    0%
Tax Fees(3)                  $ 55,143                 0%                $ 77,560                    0%
All Other Fees               $      0                 0%                $      0                    0%
                             --------                                   --------
Total Fees                   $300,387                 0%                $312,393                    0%

PWC billed the Registrant aggregate non-audit fees of $75,365 for the fiscal year ended 2007, and $77,560 for the fiscal year ended 2006, for non-audit services rendered to the Registrant.

----------
(1) With respect to the provision of non-audit services, the pre-approval requirement is waived pursuant to a de minimis exception if (i) such services were not recognized as non-audit services by the Registrant at the time of engagement, (ii) the aggregate amount of all such services provided is no more than 5% of the aggregate audit and non-audit fees paid by the Registrant during a fiscal year; and (iii) such services are promptly brought to the attention of the Registrant's Audit Committee and approved by the Registrant's Audit Committee prior to the completion of the audit.

(2) Audit-Related Fees for the fiscal year ended October 31, 2007 includes fees billed for completing agreed-upon procedures related to fund mergers.

(3) Tax Fees for the fiscal year end October 31, 2007 includes fees billed for reviewing tax returns and consultation services. Tax fees for fiscal year end October 31, 2006 includes fees billed for reviewing tax returns and consultation services.

FEES BILLED BY PRINCIPAL ACCOUNTANT RELATED TO AIM AND AIM AFFILIATES

     PWC billed A I M Advisors, Inc. ("AIM"), the Registrant's adviser, and any entity controlling, controlled by or under common control with AIM that provides ongoing services to the Registrant ("AIM Affiliates") aggregate fees for pre-approved non-audit services rendered to AIM and AIM Affiliates as follows:

                        Fees Billed for                               Fees Billed for
                      Non-Audit Services     Percentage of Fees     Non-Audit Services      Percentage of Fees
                      Rendered to AIM and   Billed Applicable to    Rendered to AIM and    Billed Applicable to
                      AIM Affiliates for     Non-Audit Services     AIM Affiliates for      Non-Audit Services
                     fiscal year end 2007    Provided for fiscal   fiscal year end 2006    Provided for fiscal
                      That Were Required        year end 2007       That Were Required        year end 2006
                      to be Pre-Approved     Pursuant to Waiver     to be Pre-Approved    Pursuant to Waiver of
                      by the Registrant's      of Pre-Approval      by the Registrant's        Pre-Approval
                        Audit Committee        Requirement(1)         Audit Committee         Requirement(1)
                     --------------------   --------------------   --------------------   ---------------------
Audit-Related Fees             $0                    0%                      $0                     0%
Tax Fees                       $0                    0%                      $0                     0%
All Other Fees                 $0                    0%                      $0                     0%
                              ---                                           ---
Total Fees(2)                  $0                    0%                      $0                     0%

----------
(1) With respect to the provision of non-audit services, the pre-approval requirement is waived pursuant to a de minimis exception if (i) such services were not recognized as non-audit services by the Registrant at the time of engagement, (ii) the aggregate amount of all such services provided is no more than 5% of the aggregate audit and non-audit fees paid by the Registrant, AIM and AIM Affiliates during a fiscal year; and (iii) such services are promptly brought to the attention of the Registrant's Audit Committee and approved by the Registrant's Audit Committee prior to the completion of the audit.

(2) Including the fees for services not required to be pre-approved by the registrant's audit committee, PWC billed AIM and AIM Affiliates aggregate non-audit fees of $0 for the fiscal year ended 2007, and $0 for the fiscal year ended 2006, for non-audit services rendered to AIM and AIM Affiliates.

     The Audit Committee also has considered whether the provision of non-audit services that were rendered to AIM and AIM Affiliates that were not required to be pre-approved pursuant to SEC regulations, if any, is compatible with maintaining the principal accountant's independence.

                  PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES
                             POLICIES AND PROCEDURES
                      As adopted by the Audit Committees of
                           the AIM Funds (the "Funds")
                         Last Amended September 18, 2006

STATEMENT OF PRINCIPLES

Under the Sarbanes-Oxley Act of 2002 and rules adopted by the Securities and Exchange Commission ("SEC") ("Rules"), the Audit Committees of the Funds' (the "Audit Committee") Board of Trustees (the "Board") are responsible for the appointment, compensation and oversight of the work of independent accountants (an "Auditor"). As part of this responsibility and to assure that the Auditor's independence is not impaired, the Audit Committees pre-approve the audit and non-audit services provided to the Funds by each Auditor, as well as all non-audit services provided by the Auditor to the Funds' investment adviser and to affiliates of the adviser that provide ongoing services to the Funds ("Service Affiliates") if the services directly impact the Funds' operations or financial reporting. The SEC Rules also specify the types of services that an Auditor may not provide to its audit client. The following policies and procedures comply with the requirements for pre-approval and provide a mechanism by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations.

Proposed services either may be pre-approved without consideration of specific case-by-case services by the Audit Committees ("general pre-approval") or require the specific pre-approval of the Audit Committees ("specific pre-approval"). As set forth in these policies and procedures, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committees. Additionally, any fees exceeding 110% of estimated pre-approved fee levels provided at the time the service was pre-approved will also require specific approval by the Audit Committees before payment is made. The Audit Committees will also consider the impact of additional fees on the Auditor's independence when determining whether to approve any additional fees for previously pre-approved services.

The Audit Committees will annually review and generally pre-approve the services that may be provided by each Auditor without obtaining specific pre-approval from the Audit Committee. The term of any general pre-approval runs from the date of such pre-approval through September 30th of the following year, unless the Audit Committees consider a different period and state otherwise. The Audit Committees will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of these policies and procedures is to set forth the guidelines to assist the Audit Committees in fulfilling their responsibilities.

DELEGATION

The Audit Committees may from time to time delegate pre-approval authority to one or more of its members who are Independent Trustees. All decisions to pre-approve a service by a delegated member shall be reported to the Audit Committee at its next quarterly meeting.

AUDIT SERVICES

The annual audit services engagement terms will be subject to specific pre-approval of the Audit Committees. Audit services include the annual financial statement audit and other procedures such as tax provision work that is required to be performed by the independent auditor to be able to form an opinion on the Funds' financial statements. The Audit Committee will obtain, review and consider sufficient information concerning the proposed Auditor to make a reasonable evaluation of the Auditor's qualifications and independence.

In addition to the annual Audit services engagement, the Audit Committees may grant either general or specific pre-approval of other audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services such as issuing consents for the inclusion of audited financial statements with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

NON-AUDIT SERVICES

The Audit Committees may provide either general or specific pre-approval of any non-audit services to the Funds and its Service Affiliates if the Audit Committees believe that the provision of the service will not impair the independence of the Auditor, is consistent with the SEC's Rules on auditor independence, and otherwise conforms to the Audit Committee's general principles and policies as set forth herein.

AUDIT-RELATED SERVICES

"Audit-related services" are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements or that are traditionally performed by the independent auditor. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; and agreed-upon procedures related to mergers, compliance with ratings agency requirements and interfund lending activities.

TAX SERVICES

"Tax services" include, but are not limited to, the review and signing of the Funds' federal tax returns, the review of required distributions by the Funds and consultations regarding tax matters such as the tax treatment of new investments or the impact of new regulations. The Audit Committee will scrutinize carefully the retention of the Auditor in connection with a transaction initially recommended by the Auditor, the major business purpose of which may be tax avoidance or the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Funds' Treasurer (or his or her designee) and may consult with outside counsel or advisors as necessary to ensure the consistency of Tax services rendered by the Auditor with the foregoing policy.

No Auditor shall represent any Fund or any Service Affiliate before a tax court, district court or federal court of claims.

Under rules adopted by the Public Company Accounting Oversight Board and approved by the SEC, in connection with seeking Audit Committee pre-approval of permissible Tax services, the Auditor shall:

     1. Describe in writing to the Audit Committees, which writing may be in the form of the proposed engagement letter:

          a. The scope of the service, the fee structure for the engagement, and any side letter or amendment to the engagement letter, or any other agreement between the Auditor and the Fund, relating to the service; and

          b. Any compensation arrangement or other agreement, such as a referral agreement, a referral fee or fee-sharing arrangement, between the Auditor and any person (other than the Fund) with respect to the promoting, marketing, or recommending of a transaction covered by the service;

     2. Discuss with the Audit Committees the potential effects of the services on the independence of the Auditor; and

     3.   Document the substance of its discussion with the Audit Committees.

ALL OTHER AUDITOR SERVICES

The Audit Committees may pre-approve non-audit services classified as "All other services" that are not categorically prohibited by the SEC, as listed in Exhibit 1 to this policy.

PRE-APPROVAL FEE LEVELS OR ESTABLISHED AMOUNTS

Pre-approval of estimated fees or established amounts for services to be provided by the Auditor under general or specific pre-approval policies will be set periodically by the Audit Committees. Any proposed fees exceeding 110% of the maximum estimated pre-approved fees or established amounts for pre-approved audit and non-audit services will be reported to the Audit Committees at the quarterly Audit Committees meeting and will require specific approval by the Audit Committees before payment is made. The Audit Committee will always factor in the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services and in determining whether to approve any additional fees exceeding 110% of the maximum pre-approved fees or established amounts for previously pre-approved services.

PROCEDURES

On an annual basis, A I M Advisors, Inc. ("AIM") will submit to the Audit Committees for general pre-approval, a list of non-audit services that the Funds or Service Affiliates of the Funds may request from the Auditor. The list will describe the non-audit services in reasonable detail and will include an estimated range of fees and such other information as the Audit Committee may request.

Each request for services to be provided by the Auditor under the general pre-approval of the Audit Committees will be submitted to the Funds' Treasurer (or his or her designee) and must include a detailed description of the services to be rendered. The Treasurer or his or her designee will ensure that such services are included within the list of services that have received the general pre-approval of the Audit Committees. The Audit Committees will be informed at the next quarterly scheduled Audit Committees meeting of any such services for which the Auditor rendered an invoice and whether such services and fees had been pre-approved and if so, by what means.

Each request to provide services that require specific approval by the Audit Committees shall be submitted to the Audit Committees jointly by the Fund's Treasurer or his or her designee and the Auditor, and must include a joint statement that, in their view, such request is consistent with the policies and procedures and the SEC Rules.

Each request to provide tax services under either the general or specific pre-approval of the Audit Committees will describe in writing: (i) the scope of the service, the fee structure for the engagement, and any side letter or amendment to the engagement letter, or any other agreement between the Auditor and the audit client, relating to the service; and (ii) any compensation arrangement or other agreement between the Auditor and any person (other than the audit client) with respect to the promoting, marketing, or recommending of a transaction covered by the service. The Auditor will discuss with the Audit Committees the potential effects of the services on the Auditor's independence and will document the substance of the discussion.

Non-audit services pursuant to the de minimis exception provided by the SEC Rules will be promptly brought to the attention of the Audit Committees for approval, including documentation that each of the conditions for this exception, as set forth in the SEC Rules, has been satisfied.

On at least an annual basis, the Auditor will prepare a summary of all the services provided to any entity in the investment company complex as defined in section 2-01(f)(14) of Regulation S-X in sufficient detail as to the nature of the engagement and the fees associated with those services.

The Audit Committees have designated the Funds' Treasurer to monitor the performance of all services provided by the Auditor and to ensure such services are in compliance with these policies and procedures. The Funds' Treasurer will report to the Audit Committee on a periodic basis as to the results of such monitoring. Both the Funds' Treasurer and management of AIM will immediately report to the chairman of the Audit Committee any breach of these policies and procedures that comes to the attention of the Funds' Treasurer or senior management of AIM.

EXHIBIT 1 TO PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES POLICIES AND
PROCEDURES

CONDITIONALLY PROHIBITED NON-AUDIT SERVICES (NOT PROHIBITED IF THE FUND CAN REASONABLY CONCLUDE THAT THE RESULTS OF THE SERVICE WOULD NOT BE SUBJECT TO AUDIT PROCEDURES IN CONNECTION WITH THE AUDIT OF THE FUND'S FINANCIAL STATEMENTS)

     - Bookkeeping or other services related to the accounting records or financial statements of the audit client

     -    Financial information systems design and implementation

     - Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

     -    Actuarial services

     -    Internal audit outsourcing services

CATEGORICALLY PROHIBITED NON-AUDIT SERVICES

     -    Management functions

     -    Human resources

     -    Broker-dealer, investment adviser, or investment banking services

     -    Legal services

     -    Expert services unrelated to the audit

     -    Any service or product provided for a contingent fee or a commission

     - Services related to marketing, planning, or opining in favor of the tax treatment of confidential transactions or aggressive tax position transactions, a significant purpose of which is tax avoidance

     - Tax services for persons in financial reporting oversight roles at the Fund

     - Any other service that the Public Company Oversight Board determines by regulation is impermissible.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

          Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

          Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

          Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES.

          Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

          Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

          None

ITEM 11. CONTROLS AND PROCEDURES.

(a) As of December 17, 2007, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of December 17, 2007, the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

12(a)(1)   Code of Ethics.

12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)   Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Equity Funds


By: /s/ PHILIP A. TAYLOR
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: January 4, 2008

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ PHILIP A. TAYLOR
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: January 4, 2008


By: /s/ SIDNEY M. DILGREN
    ---------------------------------
   Sidney M. Dilgren
   Principal Financial Officer

Date: January 4, 2008

                                  EXHIBIT INDEX


12(a)(1) Code of Ethics.

12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3) Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.